UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
PIMCO Total Return Fund Institutional Class	13.9
Fidelity SAI Total Bond Fund	13.8
U.S. Treasury Obligations	7.8
Western Asset Core Plus Bond Fund Class I	7.6
Western Asset Core Bond Fund Class I	5.3
Uniform Mortgage Backed Securities	4.0
DoubleLine Total Return Bond Fund Class N	3.2
Voya Intermediate Bond Fund Class I	3.0
PIMCO Mortgage Opportunities Fund Institutional Class	2.7
PIMCO Income Fund Institutional Class	2.4

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Corporate Bonds	10.8%
U.S. Government and U.S. Government Agency Obligations	17.6%
Asset-Backed Securities	2.2%
CMOs and Other Mortgage Related Securities	2.2%
Municipal Securities	0.2%
High Yield Fixed-Income Funds	1.3%
Intermediate-Term Bond Funds	60.2%
Long Government Bond Funds	2.9%
Sector Funds	0.2%
Other Investments	0.5%
Intermediate Government Funds	2.0%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
		Principal Amount(a)	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Altice France SA:
5.125% 1/15/29 (b)		$300,000	$302,190
5.125% 7/15/29 (b)		275,000	278,031
7.375% 5/1/26 (b)		224,000	232,505
8.125% 2/1/27 (b)		135,000	146,644
AT&T, Inc.:
1.7% 3/25/26		700,000	709,206
2.55% 12/1/33 (b)		7,873,000	7,913,032
3.5% 6/1/41		4,880,000	5,142,015
3.5% 9/15/53 (b)		423,000	434,508
3.55% 9/15/55 (b)		1,590,000	1,626,965
3.65% 9/15/59 (b)		8,915,000	9,171,242
3.8% 12/1/57 (b)		29,933,000	31,836,491
4.3% 2/15/30		3,709,000	4,315,116
4.5% 5/15/35		1,980,000	2,347,838
4.5% 3/9/48		6,650,000	7,875,813
4.75% 5/15/46		49,080,000	59,968,039
4.9% 6/15/42		7,000,000	8,752,999
5.15% 11/15/46		10,160,000	13,064,731
6.2% 3/15/40		2,433,000	3,320,709
6.3% 1/15/38		2,523,000	3,588,512
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		305,000	323,300
7.5% 10/15/26 (b)		710,000	738,400
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	9,888
Cogent Communications Group, Inc. 3.5% 5/1/26 (b)		165,000	168,828
Frontier Communications Holdings LLC:
5% 5/1/28 (b)		215,000	224,675
5.875% 10/15/27 (b)		95,000	101,553
Level 3 Financing, Inc.:
3.4% 3/1/27 (b)		965,000	1,016,936
3.625% 1/15/29 (b)		135,000	130,950
3.875% 11/15/29 (b)		2,500,000	2,684,375
4.25% 7/1/28 (b)		1,520,000	1,538,179
5.375% 5/1/25		400,000	409,200
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		235,000	229,713
5.125% 12/15/26 (b)		185,000	191,290
5.625% 4/1/25		175,000	189,387
6.875% 1/15/28		15,000	16,859
7.6% 9/15/39		1,464,000	1,625,040
7.65% 3/15/42		1,000,000	1,114,595
Qwest Corp. 7.25% 9/15/25		203,000	240,352
Sable International Finance Ltd. 5.75% 9/7/27 (b)		585,000	612,788
Sprint Capital Corp.:
6.875% 11/15/28		1,695,000	2,209,399
8.75% 3/15/32		555,000	849,938
Sprint Spectrum Co. LLC:
4.738% 9/20/29 (b)		1,284,375	1,372,290
5.152% 9/20/29 (b)		9,350,000	10,767,928
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	401,709
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	420,600
Verizon Communications, Inc.:
2.1% 3/22/28		1,235,000	1,267,744
2.65% 11/20/40		1,265,000	1,227,350
2.987% 10/30/56		1,660,000	1,601,422
3.4% 3/22/41		5,350,000	5,731,934
4.016% 12/3/29		3,871,000	4,452,769
4.272% 1/15/36		4,090,000	4,889,829
4.5% 8/10/33		945,000	1,143,639
4.522% 9/15/48		2,711,000	3,405,370
5.012% 4/15/49		156,000	208,308
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	279,572
			212,822,695
Entertainment - 0.0%
Netflix, Inc.:
4.375% 11/15/26		165,000	186,656
4.875% 4/15/28		145,000	169,469
4.875% 6/15/30 (b)		70,000	83,778
5.375% 11/15/29 (b)		120,000	147,580
5.875% 11/15/28		635,000	787,400
6.375% 5/15/29		55,000	70,469
The Walt Disney Co. 3.6% 1/13/51		3,415,000	3,940,261
			5,385,613
Interactive Media & Services - 0.0%
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	2,654,199
Media - 0.5%
Altice Financing SA:
5% 1/15/28 (b)		200,000	199,840
5.75% 8/15/29 (b)		315,000	323,568
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	4,800,000	5,412,558
8% 5/15/27 (Reg. S)	EUR	4,800,000	6,051,920
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,450,000	2,464,823
4.5% 8/15/30 (b)		180,000	188,075
4.5% 5/1/32		3,322,000	3,470,992
4.5% 6/1/33 (b)		2,110,000	2,186,488
5.75% 2/15/26 (b)		822,000	845,633
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		1,780,000	1,791,778
3.9% 6/1/52		10,598,000	10,940,744
4.464% 7/23/22		11,002,000	11,320,055
4.908% 7/23/25		7,565,000	8,559,763
5.375% 4/1/38		450,000	556,161
5.375% 5/1/47		37,824,000	46,544,512
5.75% 4/1/48		14,203,000	18,267,867
6.384% 10/23/35		2,985,000	3,989,989
6.484% 10/23/45		1,645,000	2,293,967
Comcast Corp.:
2.937% 11/1/56 (b)		1,940,000	1,921,657
2.987% 11/1/63 (b)		1,667,000	1,640,431
3.75% 4/1/40		470,000	539,667
3.999% 11/1/49		10,000	11,887
4.65% 7/15/42		2,891,000	3,671,064
COX Communications, Inc.:
1.8% 10/1/30 (b)		975,000	942,416
2.6% 6/15/31 (b)		1,750,000	1,791,540
3.15% 8/15/24 (b)		1,550,000	1,648,250
CSC Holdings LLC:
4.125% 12/1/30 (b)		215,000	215,269
4.5% 11/15/31 (b)		220,000	221,426
4.625% 12/1/30 (b)		170,000	167,236
5.75% 1/15/30 (b)		1,000,000	1,056,700
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		2,275,000	1,509,690
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	4,752,265
4% 9/15/55		1,620,000	1,734,327
4.65% 5/15/50		11,727,000	13,913,906
5.3% 5/15/49		7,295,000	9,311,036
DISH DBS Corp.:
5.875% 11/15/24		200,000	215,000
7.75% 7/1/26		550,000	629,998
Fox Corp.:
5.476% 1/25/39		2,474,000	3,210,616
5.576% 1/25/49		1,641,000	2,257,317
Gray Television, Inc. 4.75% 10/15/30 (b)		100,000	98,830
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	207,000
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	359,224
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	2,336,448
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)		1,950,000	1,906,125
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		80,000	79,656
4.125% 7/1/30 (b)		65,000	66,541
5.5% 7/1/29 (b)		1,000,000	1,095,000
Tegna, Inc. 4.75% 3/15/26 (b)		225,000	238,781
Time Warner Cable LLC:
5.5% 9/1/41		2,591,000	3,235,774
5.875% 11/15/40		5,543,000	7,147,035
6.55% 5/1/37		8,522,000	11,629,126
7.3% 7/1/38		6,393,000	9,312,875
ViacomCBS, Inc.:
3.875% 4/1/24		1,630,000	1,745,784
4.2% 5/19/32		650,000	750,316
4.6% 1/15/45		5,565,000	6,706,524
5.85% 9/1/43		220,000	303,832
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (b)		1,932,000	1,959,628
5.5% 5/15/29 (b)		175,000	187,469
Ziggo BV:
4.875% 1/15/30 (b)		115,000	118,450
5.5% 1/15/27 (b)		477,000	493,022
			226,747,871
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (b)		2,650,000	2,583,750
8.75% 5/25/24 (b)		300,000	311,531
8.75% 5/25/24 (b)		400,000	413,575
13% 12/31/25 pay-in-kind (b)(c)		2,070,000	2,057,063
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)		2,500,000	1,300,000
9.75% 7/15/25 (b)(d)		5,500,000	2,970,000
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	209,038
5.125% 1/15/28 (b)		346,500	360,533
Rogers Communications, Inc. 3% 3/15/23		150,000	154,791
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)		200,000	204,500
Sprint Corp. 7.875% 9/15/23		5,977,000	6,771,642
T-Mobile U.S.A., Inc.:
2.05% 2/15/28		1,450,000	1,476,245
2.25% 2/15/26		3,450,000	3,523,313
2.625% 4/15/26		220,000	226,050
2.625% 2/15/29		275,000	278,438
3% 2/15/41		2,945,000	2,925,254
3.3% 2/15/51		6,575,000	6,594,462
3.75% 4/15/27		13,910,000	15,395,171
3.875% 4/15/30		17,434,000	19,533,402
4.375% 4/15/40		200,000	233,006
4.5% 4/15/50		3,381,000	4,053,988
Vodafone Group PLC 4.25% 9/17/50		3,525,000	4,148,716
			75,724,468

TOTAL COMMUNICATION SERVICES			523,334,846

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		2,000,000	2,055,000
American Axle & Manufacturing, Inc. 6.25% 4/1/25		450,000	464,985
Dana, Inc. 5.625% 6/15/28		500,000	537,460
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	2,500,000	3,010,310
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	112,475
			6,180,230
Automobiles - 0.1%
Ford Motor Co.:
4.75% 1/15/43		2,000,000	2,157,500
5.291% 12/8/46		1,925,000	2,180,217
9% 4/22/25		1,250,000	1,527,125
9.625% 4/22/30		500,000	712,945
General Motors Co.:
6.25% 10/2/43		8,095,000	11,082,132
6.6% 4/1/36		575,000	786,383
6.75% 4/1/46		1,850,000	2,676,629
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,932,041
3.45% 4/10/22		4,650,000	4,712,186
3.7% 5/9/23		11,800,000	12,333,768
4% 1/15/25		2,855,000	3,104,702
4.25% 5/15/23		1,875,000	1,987,358
4.375% 9/25/21		7,321,000	7,339,754
			52,532,740
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		1,225,000	1,254,094
California Institute of Technology 3.65% 9/1/19		535,000	630,279
ERAC U.S.A. Finance LLC 3.3% 12/1/26 (b)		8,865,000	9,674,967
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		425,000	452,764
Massachusetts Institute of Technology 2.989% 7/1/50		1,215,000	1,351,119
President and Fellows of Harvard College:
3.15% 7/15/46		190,000	215,649
3.3% 7/15/56		190,000	224,606
Service Corp. International 5.125% 6/1/29		270,000	294,422
Trustees of Boston University 4.061% 10/1/48		450,000	566,619
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	486,168
3.61% 2/15/2119		285,000	332,039
University of Southern California 3.841% 10/1/47		705,000	874,655
Yale University 2.402% 4/15/50		1,815,000	1,792,266
			18,149,647
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		5,000,000	4,972,400
4.375% 1/15/28 (b)		280,000	284,200
5.75% 4/15/25 (b)		90,000	94,838
Aramark Services, Inc. 5% 2/1/28 (b)		1,990,000	2,069,237
Brinker International, Inc. 3.875% 5/15/23		1,066,000	1,098,513
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)		380,000	401,641
Carnival Corp.:
4% 8/1/28 (b)		225,000	226,125
7.625% 3/1/26 (b)		75,000	79,499
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		325,000	322,563
3.75% 5/1/29 (b)		255,000	260,100
4% 5/1/31 (b)		970,000	1,000,313
5.375% 5/1/25 (b)		400,000	419,644
International Game Technology PLC 6.5% 2/15/25 (b)		800,000	892,000
Marriott International, Inc.:
3.125% 6/15/26		1,090,000	1,164,456
3.6% 4/15/24		860,000	917,510
McDonald's Corp. 4.7% 12/9/35		1,685,000	2,099,589
MGM Resorts International:
4.625% 9/1/26		500,000	527,650
6.75% 5/1/25		100,000	106,000
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	40,200
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)		280,000	283,850
9.125% 6/15/23 (b)		55,000	59,950
11.5% 6/1/25 (b)		95,000	109,013
Scientific Games Corp. 8.625% 7/1/25 (b)		500,000	539,794
Starbucks Corp. 1.3% 5/7/22		3,742,000	3,766,453
Yum! Brands, Inc. 7.75% 4/1/25 (b)		330,000	355,539
			22,091,077
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	504,830
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	137,052
6.75% 6/1/27		275,000	293,829
Lennar Corp.:
4.75% 11/29/27		9,350,000	10,880,689
5% 6/15/27		12,100,000	14,080,891
5.25% 6/1/26		2,920,000	3,372,600
Newell Brands, Inc. 5.875% 4/1/36		30,000	37,575
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		298,000	313,972
Tempur Sealy International, Inc. 4% 4/15/29 (b)		1,675,000	1,716,875
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	32,865,063
4.375% 4/15/23		5,000,000	5,212,500
4.875% 11/15/25		35,000	39,419
4.875% 3/15/27		7,917,000	8,975,899
5.875% 2/15/22		12,000,000	12,105,000
			90,536,194
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC 4.125% 8/1/30 (b)		70,000	73,325
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22		2,485,000	2,548,228
3% 11/19/24		5,655,000	6,006,533
Mattel, Inc. 5.45% 11/1/41		20,000	24,050
			8,578,811
Specialty Retail - 0.0%
Adient U.S. LLC 9% 4/15/25 (b)		1,000,000	1,090,221
AutoNation, Inc. 4.75% 6/1/30		953,000	1,124,039
AutoZone, Inc.:
1.65% 1/15/31		255,000	245,212
3.75% 4/18/29		1,200,000	1,352,565
4% 4/15/30		6,924,000	7,930,762
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		345,000	397,613
Michaels Companies, Inc. 5.25% 5/1/28 (b)		110,000	112,888
O'Reilly Automotive, Inc. 1.75% 3/15/31		420,000	407,415
Sally Holdings LLC 8.75% 4/30/25 (b)		3,067,000	3,335,363
The Home Depot, Inc.:
4.875% 2/15/44		1,075,000	1,450,965
5.875% 12/16/36		300,000	430,215
			17,877,258
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	120,600
The William Carter Co. 5.625% 3/15/27 (b)		875,000	914,375
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	172,317
			1,207,292

TOTAL CONSUMER DISCRETIONARY			217,226,574

CONSUMER STAPLES - 0.7%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		2,765,000	3,408,672
4.9% 2/1/46		13,210,000	16,855,158
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		9,871,000	12,075,631
4.9% 2/1/46		12,306,000	15,541,302
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		8,175,000	9,105,404
4.35% 6/1/40		4,618,000	5,538,574
4.375% 4/15/38		2,500,000	2,983,395
4.5% 6/1/50		8,175,000	10,163,149
4.6% 6/1/60		5,007,000	6,240,963
4.75% 1/23/29		1,190,000	1,414,797
4.75% 4/15/58		6,987,000	8,882,995
5.45% 1/23/39		5,390,000	7,120,481
5.55% 1/23/49		15,352,000	21,340,881
5.8% 1/23/59 (Reg. S)		15,062,000	22,304,942
Bacardi Ltd.:
4.45% 5/15/25 (b)		2,060,000	2,281,969
4.7% 5/15/28 (b)		563,000	657,522
5.3% 5/15/48 (b)		1,050,000	1,399,892
Constellation Brands, Inc.:
2.25% 8/1/31		1,060,000	1,060,917
3.7% 12/6/26		1,200,000	1,332,481
4.4% 11/15/25		480,000	540,624
4.75% 11/15/24		5,595,000	6,262,082
Diageo Capital PLC 2.125% 4/29/32		390,000	394,276
PepsiCo, Inc.:
2.625% 3/19/27		839,000	903,953
2.75% 3/5/22		900,000	911,800
3.1% 7/17/22		260,000	265,364
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	222,092
			159,209,316
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		80,000	80,800
4.875% 2/15/30 (b)		300,000	327,375
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		1,800,000	1,888,994
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	12,281,788
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,980,000
Co-Operative Group Ltd. 5.125% 5/17/24 (Reg. S)	GBP	725,000	1,060,322
Kroger Co. 2.65% 10/15/26		430,000	458,526
U.S. Foods, Inc. 6.25% 4/15/25 (b)		185,000	194,944
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		2,632,000	2,635,568
			20,908,317
Food Products - 0.2%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		300,000	313,329
Hormel Foods Corp. 0.65% 6/3/24		895,000	896,564
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		15,375,000	17,351,456
6.5% 4/15/29 (b)		19,275,000	21,828,938
Kraft Heinz Foods Co.:
3.75% 4/1/30		653,000	721,715
3.875% 5/15/27		235,000	259,018
4.25% 3/1/31		7,220,000	8,336,347
4.375% 6/1/46		8,790,000	10,191,678
4.875% 10/1/49		250,000	310,525
5% 7/15/35		920,000	1,140,756
5.2% 7/15/45		4,602,000	5,905,440
7.125% 8/1/39 (b)		9,093,000	13,802,275
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		345,000	383,675
Pilgrim's Pride Corp.:
3.5% 3/1/32 (b)(e)		3,000,000	3,064,050
4.25% 4/15/31 (b)		2,825,000	3,042,066
5.875% 9/30/27 (b)		500,000	533,635
Post Holdings, Inc.:
4.625% 4/15/30 (b)		2,880,000	2,940,674
5.5% 12/15/29 (b)		270,000	289,238
TreeHouse Foods, Inc. 4% 9/1/28		505,000	486,744
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,811,525
			94,609,648
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		1,325,000	1,344,875
Diamond BC BV 5.625% 8/15/25 (Reg. S)	EUR	500,000	598,392
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)		2,500,000	2,468,125
			4,411,392
Tobacco - 0.1%
Altria Group, Inc.:
3.4% 2/4/41		5,850,000	5,623,525
4.25% 8/9/42		365,000	387,026
BAT Capital Corp.:
3.215% 9/6/26		740,000	789,950
3.557% 8/15/27		2,140,000	2,315,825
4.39% 8/15/37		1,000,000	1,087,258
4.54% 8/15/47		11,635,000	12,470,275
4.7% 4/2/27		325,000	369,199
BAT International Finance PLC 3.95% 6/15/25 (b)		6,600,000	7,215,990
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		4,250,000	4,481,162
4.25% 7/21/25 (b)		1,500,000	1,647,044
Philip Morris International, Inc.:
1.125% 5/1/23		955,000	966,810
3.875% 8/21/42		530,000	585,688
Reynolds American, Inc. 5.7% 8/15/35		635,000	776,328
			38,716,080

TOTAL CONSUMER STAPLES			317,854,753

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47		145,000	166,347
Halliburton Co.:
4.75% 8/1/43		245,000	279,872
6.7% 9/15/38		170,000	234,169
Precision Drilling Corp. 7.125% 1/15/26 (b)		115,000	117,588
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (b)		134,750	136,771
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		120,000	116,100
Transocean Proteus Ltd. 6.25% 12/1/24 (b)		2,200,000	2,167,000
Transocean, Inc. 11.5% 1/30/27 (b)		140,000	141,033
U.S.A. Compression Partners LP 6.875% 9/1/27		2,575,000	2,696,952
			6,055,832
Oil, Gas & Consumable Fuels - 1.2%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	135,625
Aker BP ASA 2.875% 1/15/26 (b)		7,120,000	7,512,514
Antero Resources Corp. 8.375% 7/15/26 (b)		1,104,000	1,250,280
Apache Corp. 5.25% 2/1/42		210,000	232,050
Cenovus Energy, Inc.:
5.25% 6/15/37		3,195,000	3,813,773
5.4% 6/15/47		385,000	474,199
Cheniere Energy Partners LP 4% 3/1/31 (b)		220,000	231,550
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	344,843
5.875% 2/1/29 (b)		105,000	112,088
Chevron Corp. 2.355% 12/5/22		840,000	858,210
Chevron U.S.A., Inc.:
5.25% 11/15/43		295,000	406,017
6% 3/1/41		360,000	532,002
CNOOC Finance (2013) Ltd. 2.875% 9/30/29		1,615,000	1,679,398
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,418,000	1,586,383
Comstock Resources, Inc. 6.75% 3/1/29 (b)		130,000	136,435
ConocoPhillips Co.:
2.4% 2/15/31 (b)		410,000	422,023
3.75% 10/1/27 (b)		915,000	1,029,108
4.3% 8/15/28 (b)		2,915,000	3,378,336
6.95% 4/15/29		425,000	575,138
Continental Resources, Inc. 5.75% 1/15/31 (b)		770,000	938,438
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		1,657,000	1,692,211
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	41,087
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	323,400
5.75% 2/15/28 (b)		40,000	39,494
DCP Midstream Operating LP:
3.875% 3/15/23		17,626,000	18,110,715
5.125% 5/15/29		355,000	394,050
5.375% 7/15/25		345,000	379,931
5.6% 4/1/44		3,773,000	4,320,085
5.625% 7/15/27		260,000	295,445
5.85% 5/21/43 (b)(c)		7,892,000	7,300,100
Devon Energy Corp. 5.6% 7/15/41		175,000	218,806
Diamondback Energy, Inc.:
3.125% 3/24/31		4,710,000	4,903,301
3.25% 12/1/26		4,500,000	4,821,324
3.5% 12/1/29		1,150,000	1,238,273
Ecopetrol SA:
5.375% 6/26/26		1,340,000	1,472,995
5.875% 9/18/23		2,218,000	2,385,681
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	4,000,000	4,662,876
6.25% 10/30/25 (Reg. S)	EUR	5,600,000	6,795,622
6.75% 2/7/25 (b)		220,000	226,050
8.5% 10/30/25 (b)		380,000	398,050
Enable Midstream Partners LP 3.9% 5/15/24 (c)		1,210,000	1,286,470
Enbridge, Inc.:
4% 10/1/23		3,799,000	4,033,510
4.25% 12/1/26		1,943,000	2,183,582
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		20,000	20,704
5.75% 1/30/28 (b)		180,000	189,450
6.625% 7/15/25 (b)		45,000	47,720
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)		96,000	98,266
5.375% 3/30/28 (Reg. S) (b)		1,315,000	1,341,997
Energy Transfer LP:
3.75% 5/15/30		2,964,000	3,218,221
3.9% 7/15/26		1,005,000	1,103,298
4.2% 9/15/23		1,452,000	1,545,752
4.25% 3/15/23		1,373,000	1,435,416
4.5% 4/15/24		1,723,000	1,871,343
4.75% 1/15/26		250,000	280,281
4.95% 6/15/28		4,954,000	5,738,259
5% 5/15/50		11,610,000	13,602,557
5.15% 3/15/45		2,260,000	2,623,042
5.25% 4/15/29		2,803,000	3,301,843
5.3% 4/15/47		225,000	266,130
5.35% 5/15/45		1,400,000	1,661,162
5.4% 10/1/47		8,931,000	10,841,014
5.8% 6/15/38		2,762,000	3,406,528
6% 6/15/48		2,449,000	3,129,061
6.25% 4/15/49		1,925,000	2,548,435
6.625% 10/15/36		900,000	1,188,800
EnLink Midstream LLC 5.625% 1/15/28 (b)		220,000	229,900
Enterprise Products Operating LP:
3.125% 7/31/29		1,225,000	1,325,794
3.2% 2/15/52		275,000	276,139
3.7% 1/31/51		65,000	70,432
4.85% 3/15/44		2,725,000	3,380,355
EOG Resources, Inc. 3.9% 4/1/35		205,000	236,059
EQM Midstream Partners LP:
6.5% 7/1/27 (b)		125,000	139,375
6.5% 7/15/48		220,000	248,446
EQT Corp.:
3.9% 10/1/27		180,000	194,324
5% 1/15/29		70,000	79,612
Equinor ASA:
3.7% 4/6/50		920,000	1,075,332
3.95% 5/15/43		300,000	353,478
Exxon Mobil Corp.:
2.397% 3/6/22		1,575,000	1,587,325
3.452% 4/15/51		4,000,000	4,423,288
4.114% 3/1/46		705,000	843,211
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34 (b)		565,000	560,763
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	4,316,053
Hess Corp.:
4.3% 4/1/27		1,117,000	1,241,011
5.6% 2/15/41		2,846,000	3,551,317
5.8% 4/1/47		4,517,000	5,874,808
7.125% 3/15/33		1,335,000	1,802,015
7.3% 8/15/31		1,849,000	2,514,517
7.875% 10/1/29		5,583,000	7,658,773
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		110,000	115,225
5.625% 2/15/26 (b)		669,000	694,670
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		375,000	382,613
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		1,420,000	1,488,160
3.5% 4/14/33 (Reg. S)		400,000	419,200
5.75% 4/19/47 (Reg. S)		200,000	249,500
Kinder Morgan Energy Partners LP:
4.15% 3/1/22		885,000	901,625
4.15% 2/1/24		425,000	455,922
5.8% 3/15/35		1,200,000	1,540,827
Kinder Morgan, Inc. 3.25% 8/1/50		190,000	185,912
Lundin Energy Finance BV 3.1% 7/15/31 (b)		1,295,000	1,313,951
Magellan Midstream Partners LP:
3.25% 6/1/30		475,000	511,619
3.95% 3/1/50		1,210,000	1,318,986
4.2% 10/3/47		695,000	778,303
4.25% 9/15/46		65,000	73,447
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	6,169,187
MEG Energy Corp.:
5.875% 2/1/29 (b)		300,000	308,973
7.125% 2/1/27 (b)		220,000	231,497
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2231% 9/9/22 (c)(f)		3,115,000	3,114,922
4.125% 3/1/27		505,000	566,670
4.5% 7/15/23		160,000	169,952
4.5% 4/15/38		900,000	1,029,318
4.7% 4/15/48		1,450,000	1,694,669
4.8% 2/15/29		3,385,000	3,962,679
4.875% 12/1/24		2,489,000	2,769,475
5.2% 3/1/47		3,275,000	4,030,224
5.5% 2/15/49		4,516,000	5,831,541
Occidental Petroleum Corp.:
3.5% 8/15/29		2,729,000	2,828,035
4.1% 2/15/47		265,000	259,098
4.2% 3/15/48		125,000	122,423
4.3% 8/15/39		439,000	446,683
4.4% 4/15/46		200,000	204,408
4.4% 8/15/49		1,809,000	1,823,128
5.55% 3/15/26		6,488,000	7,234,120
6.2% 3/15/40		65,000	77,520
6.45% 9/15/36		4,545,000	5,681,250
6.6% 3/15/46		6,475,000	8,191,587
7.5% 5/1/31		8,596,000	11,247,264
7.875% 9/15/31		40,000	53,136
8.875% 7/15/30		145,000	198,982
ONEOK Partners LP 6.65% 10/1/36		400,000	541,892
ONEOK, Inc.:
3.1% 3/15/30		2,600,000	2,733,421
4.45% 9/1/49		8,455,000	9,536,531
4.95% 7/13/47		365,000	429,627
Ovintiv Exploration, Inc. 5.375% 1/1/26		310,000	350,480
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	3,338,079
8.125% 9/15/30		6,179,000	8,420,904
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (b)		1,920,000	2,063,424
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		190,000	124,450
9.25% 5/15/25 (b)		475,000	458,375
Petrobras Global Finance BV:
5.093% 1/15/30		1,080,000	1,176,930
5.6% 1/3/31		3,234,000	3,618,523
7.375% 1/17/27		1,160,000	1,420,420
Petroleos Mexicanos:
3.75% 2/21/24 (Reg. S)	EUR	2,300,000	2,786,673
4.75% 2/26/29 (Reg. S)	EUR	1,100,000	1,286,892
6.5% 3/13/27		35,040,000	37,089,840
6.5% 1/23/29		1,190,000	1,230,044
6.75% 9/21/47		11,150,000	9,795,275
6.84% 1/23/30		10,852,000	11,326,775
7.69% 1/23/50		85,755,000	81,876,301
Petronas Capital Ltd.:
2.48% 1/28/32 (b)		200,000	203,428
3.5% 4/21/30 (b)		1,000,000	1,103,114
Phillips 66 Co. 2.15% 12/15/30		300,000	295,614
Phillips 66 Partners LP:
3.75% 3/1/28		495,000	540,771
4.9% 10/1/46		525,000	626,310
Pioneer Natural Resources Co.:
0.75% 1/15/24		95,000	94,331
1.9% 8/15/30		1,470,000	1,418,649
2.15% 1/15/31		325,000	318,406
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,848,236
3.6% 11/1/24		1,877,000	2,000,836
3.65% 6/1/22		10,550,000	10,714,511
3.8% 9/15/30		260,000	280,038
4.5% 12/15/26		2,100,000	2,359,103
5.15% 6/1/42		4,285,000	4,825,645
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	626,316
Qatar Petroleum:
1.375% 9/12/26 (b)		1,000,000	1,001,055
3.125% 7/12/41 (b)		1,145,000	1,177,919
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		2,310,000	2,339,656
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,331,000	1,376,500
4.95% 7/15/29 (b)		2,375,000	2,470,879
Sabine Pass Liquefaction LLC 4.5% 5/15/30		9,948,000	11,523,425
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	4,960,639
Saudi Arabian Oil Co.:
1.625% 11/24/25 (Reg. S)		200,000	202,000
2.25% 11/24/30 (b)		600,000	597,000
Schlumberger Investment SA 3.65% 12/1/23		210,000	223,387
Shell International Finance BV 3.25% 5/11/25		1,465,000	1,587,298
SM Energy Co. 6.625% 1/15/27		300,000	301,500
Spectra Energy Partners LP 4.75% 3/15/24		6,000,000	6,539,933
Suncor Energy, Inc.:
3.75% 3/4/51		3,940,000	4,297,866
6.8% 5/15/38		350,000	502,366
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		255,000	258,188
5.5% 2/15/26		560,000	575,350
5.875% 3/15/28		55,000	58,094
6% 4/15/27		5,000	5,225
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30 (b)		2,450,000	2,491,944
6% 9/1/31 (b)		225,000	225,281
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31		290,000	315,462
5.5% 3/1/30		55,000	60,638
5.875% 4/15/26		400,000	418,500
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	11,624,868
3.6% 3/15/22		660,000	667,750
3.7% 1/15/23		2,512,000	2,602,841
3.75% 6/15/27		1,635,000	1,816,218
4.85% 3/1/48		100,000	122,859
4.9% 1/15/45		470,000	573,390
6.3% 4/15/40		800,000	1,097,295
Total Capital International SA:
2.7% 1/25/23		1,375,000	1,421,937
2.829% 1/10/30		800,000	859,837
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		1,910,000	2,067,708
4.6% 3/15/48		350,000	427,773
TransMontaigne Partners LP 6.125% 2/15/26		233,000	238,825
Valero Energy Corp. 4% 4/1/29		820,000	907,051
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	350,407
4.125% 8/15/31 (b)		335,000	351,331
Western Gas Partners LP:
3.95% 6/1/25		1,126,000	1,179,485
4.65% 7/1/26		2,085,000	2,247,630
4.75% 8/15/28		1,465,000	1,611,940
5.3% 2/1/30		335,000	375,404
			555,204,593

TOTAL ENERGY			561,260,425

FINANCIALS - 4.0%
Banks - 2.0%
Banco Santander SA 3.49% 5/28/30		800,000	870,372
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(f)		1,554,000	1,600,404
1.658% 3/11/27 (c)		8,135,000	8,224,339
1.734% 7/22/27 (c)		13,095,000	13,269,754
2.087% 6/14/29 (c)		5,615,000	5,695,721
2.496% 2/13/31 (c)		1,450,000	1,491,008
2.651% 3/11/32 (c)		16,000,000	16,585,519
2.687% 4/22/32 (c)		2,615,000	2,717,668
3.093% 10/1/25 (c)		746,000	794,411
3.3% 1/11/23		3,572,000	3,719,764
3.419% 12/20/28 (c)		8,640,000	9,489,142
3.5% 4/19/26		5,358,000	5,899,359
3.95% 4/21/25		12,493,000	13,681,390
3.97% 3/5/29 (c)		10,565,000	11,920,172
4% 1/22/25		43,905,000	47,985,009
4.078% 4/23/40 (c)		7,865,000	9,262,824
4.1% 7/24/23		13,989,000	14,976,988
4.2% 8/26/24		2,028,000	2,222,789
4.25% 10/22/26		10,727,000	12,181,441
4.271% 7/23/29 (c)		3,660,000	4,208,135
4.45% 3/3/26		2,065,000	2,329,149
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.8643% 7/20/22 (b)(c)(f)		8,041,000	8,086,808
Barclays PLC:
2.645% 6/24/31 (c)		2,015,000	2,053,295
2.667% 3/10/32 (c)		10,165,000	10,343,581
2.852% 5/7/26 (c)		10,143,000	10,735,085
4.337% 1/10/28		250,000	281,784
4.836% 5/9/28		6,667,000	7,557,005
4.95% 1/10/47		1,435,000	1,882,544
4.972% 5/16/29 (c)		15,000,000	17,624,847
5.088% 6/20/30 (c)		13,438,000	15,688,165
5.2% 5/12/26		1,701,000	1,954,075
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(f)		9,875,000	9,793,706
2.219% 6/9/26 (b)(c)		9,163,000	9,431,967
CIT Group, Inc.:
3.929% 6/19/24 (c)		1,375,000	1,442,031
4.75% 2/16/24		2,480,000	2,675,300
5% 8/1/23		7,000,000	7,542,500
6.125% 3/9/28		4,840,000	5,936,647
Citigroup, Inc.:
1.462% 6/9/27 (c)		7,955,000	7,978,313
2.561% 5/1/32 (c)		1,695,000	1,743,383
2.572% 6/3/31 (c)		2,100,000	2,168,319
2.666% 1/29/31 (c)		12,890,000	13,392,729
4.075% 4/23/29 (c)		26,130,000	29,629,237
4.3% 11/20/26		2,129,000	2,416,311
4.4% 6/10/25		17,376,000	19,330,397
4.412% 3/31/31 (c)		13,726,000	16,081,505
4.45% 9/29/27		4,630,000	5,302,440
4.6% 3/9/26		3,500,000	3,987,104
4.65% 7/30/45		700,000	911,608
4.75% 5/18/46		10,000,000	12,883,449
5.5% 9/13/25		8,267,000	9,606,673
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	9,733,899
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,419,000	3,663,975
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	147,762
HSBC Holdings PLC:
0.976% 5/24/25 (c)		2,530,000	2,531,277
1.589% 5/24/27 (c)		860,000	863,113
2.013% 9/22/28 (c)		8,090,000	8,166,534
2.206% 8/17/29 (c)		3,790,000	3,821,988
4.041% 3/13/28 (c)		3,380,000	3,764,674
4.25% 3/14/24		1,872,000	2,018,835
4.292% 9/12/26 (c)		3,000,000	3,332,252
4.95% 3/31/30		1,855,000	2,240,295
ING Groep NV 1.726% 4/1/27 (c)		5,935,000	6,024,286
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		31,005,000	33,656,216
5.71% 1/15/26 (b)		7,646,000	8,598,354
Japan Bank International Cooperation 3.25% 7/20/23		400,000	421,932
JPMorgan Chase & Co.:
1.578% 4/22/27 (c)		1,090,000	1,100,218
1.764% 11/19/31 (c)		4,860,000	4,706,696
2.005% 3/13/26 (c)		7,285,000	7,512,809
2.182% 6/1/28 (c)		2,305,000	2,377,077
2.522% 4/22/31 (c)		1,525,000	1,577,955
2.525% 11/19/41 (c)		19,325,000	18,758,444
2.58% 4/22/32 (c)		4,950,000	5,107,731
2.776% 4/25/23 (c)		2,000,000	2,031,766
2.956% 5/13/31 (c)		5,386,000	5,703,624
3.509% 1/23/29 (c)		3,150,000	3,480,973
3.875% 9/10/24		250,000	272,137
3.882% 7/24/38 (c)		4,990,000	5,801,387
3.964% 11/15/48 (c)		1,270,000	1,501,793
4.005% 4/23/29 (c)		2,290,000	2,598,447
4.125% 12/15/26		4,475,000	5,080,691
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)		2,000,000	2,007,192
3.87% 7/9/25 (c)		5,375,000	5,820,749
4.375% 3/22/28		1,365,000	1,570,866
NatWest Markets PLC 2.375% 5/21/23 (b)		10,828,000	11,193,384
Peoples United Bank 4% 7/15/24		40,000	42,907
PNC Financial Services Group, Inc. 3.9% 4/29/24		375,000	406,030
Rabobank Nederland 4.375% 8/4/25		7,713,000	8,621,707
Royal Bank of Scotland Group PLC:
1.642% 6/14/27 (c)		545,000	548,352
3.073% 5/22/28 (c)		5,799,000	6,187,994
4.269% 3/22/25 (c)		5,781,000	6,266,078
4.8% 4/5/26		15,438,000	17,664,280
5.125% 5/28/24		25,198,000	27,908,561
6% 12/19/23		40,605,000	45,239,267
6.1% 6/10/23		35,526,000	38,728,288
6.125% 12/15/22		5,889,000	6,296,682
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)		6,685,000	6,704,603
1.673% 6/14/27 (c)		4,715,000	4,730,661
4.796% 11/15/24 (c)		2,850,000	3,097,136
Societe Generale:
1.488% 12/14/26 (b)(c)		9,875,000	9,822,252
4.25% 4/14/25 (b)		21,901,000	23,786,726
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23		250,000	266,648
Synchrony Bank 3% 6/15/22		5,477,000	5,581,261
Truist Financial Corp. 2.7% 1/27/22		540,000	544,341
UniCredit SpA:
3.127% 6/3/32 (b)(c)		2,515,000	2,563,361
6.572% 1/14/22 (b)		7,600,000	7,761,081
Wells Fargo & Co.:
2.164% 2/11/26 (c)		5,410,000	5,615,607
2.188% 4/30/26 (c)		4,250,000	4,414,322
2.406% 10/30/25 (c)		5,834,000	6,096,342
2.572% 2/11/31 (c)		585,000	607,435
2.879% 10/30/30 (c)		12,290,000	13,068,791
3% 2/19/25		4,715,000	5,033,437
4.125% 8/15/23		280,000	299,505
4.3% 7/22/27		21,880,000	25,078,329
4.478% 4/4/31 (c)		24,095,000	28,542,254
4.65% 11/4/44		1,385,000	1,725,527
5.013% 4/4/51 (c)		2,285,000	3,181,748
Westpac Banking Corp. 4.11% 7/24/34 (c)		4,937,000	5,451,366
			926,658,376
Capital Markets - 1.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,847,000	2,006,094
Ares Capital Corp.:
3.875% 1/15/26		13,816,000	14,864,596
4.2% 6/10/24		12,032,000	12,939,177
Bank of New York Mellon Corp. 3.4% 5/15/24		750,000	805,091
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)		6,900,000	6,788,421
2.193% 6/5/26 (b)(c)		2,965,000	3,041,961
2.593% 9/11/25 (b)(c)		15,060,000	15,675,554
3.091% 5/14/32 (b)(c)		12,305,000	12,835,078
3.75% 3/26/25		15,667,000	16,992,091
4.194% 4/1/31 (b)(c)		12,540,000	14,206,113
4.55% 4/17/26		6,559,000	7,432,767
CyrusOne LP/CyrusOne Finance Corp.:
2.15% 11/1/30		1,000,000	950,800
2.9% 11/15/24		4,000,000	4,192,720
Deutsche Bank AG 4.5% 4/1/25		13,996,000	15,080,687
Deutsche Bank AG New York Branch:
3.3% 11/16/22		10,180,000	10,515,943
5% 2/14/22		14,609,000	14,904,629
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)		15,505,000	15,563,608
1.992% 1/27/32 (c)		3,845,000	3,769,219
2.383% 7/21/32 (c)		10,590,000	10,706,186
2.876% 10/31/22 (c)		12,744,000	12,795,193
3.814% 4/23/29 (c)		7,695,000	8,619,248
4.017% 10/31/38 (c)		6,495,000	7,600,075
4.223% 5/1/29 (c)		3,475,000	3,978,533
6.75% 10/1/37		50,999,000	74,306,372
Intercontinental Exchange, Inc. 3.75% 12/1/25		3,162,000	3,487,979
Jefferies Group, Inc. 2.75% 10/15/32		1,655,000	1,688,907
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	454,479
Macquarie Group Ltd. 1.34% 1/12/27 (b)(c)		5,861,000	5,842,219
Morgan Stanley:
1.512% 7/20/27 (c)		10,390,000	10,431,303
1.593% 5/4/27 (c)		5,800,000	5,854,538
1.794% 2/13/32 (c)		4,715,000	4,558,249
2.699% 1/22/31 (c)		21,825,000	22,852,501
3.125% 7/27/26		37,616,000	40,818,192
3.217% 4/22/42 (c)		605,000	648,575
3.622% 4/1/31 (c)		13,084,000	14,654,955
3.7% 10/23/24		21,259,000	23,155,915
3.772% 1/24/29 (c)		4,085,000	4,562,840
3.875% 1/27/26		625,000	696,861
4% 7/23/25		1,000,000	1,109,416
4.35% 9/8/26		2,070,000	2,351,902
4.431% 1/23/30 (c)		2,525,000	2,943,464
5% 11/24/25		40,891,000	47,057,336
MSCI, Inc. 3.25% 8/15/33 (b)		90,000	92,813
Nomura Holdings, Inc.:
2.608% 7/14/31		755,000	762,875
2.648% 1/16/25		675,000	707,275
Raymond James Financial, Inc. 3.75% 4/1/51		1,500,000	1,697,318
State Street Corp.:
2.2% 3/3/31		12,290,000	12,542,413
2.825% 3/30/23 (c)		887,000	900,194
2.901% 3/30/26 (c)		833,000	889,531
UBS AG London Branch 0.7% 8/9/24 (b)		4,415,000	4,418,709
			505,750,915
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		7,954,000	8,295,557
3.15% 2/15/24		2,065,000	2,159,397
3.5% 5/26/22		393,000	400,512
4.125% 7/3/23		5,132,000	5,419,359
4.45% 4/3/26		4,282,000	4,696,587
4.875% 1/16/24		11,491,000	12,471,787
6.5% 7/15/25		4,320,000	5,040,429
Ally Financial, Inc.:
1.45% 10/2/23		2,261,000	2,294,939
3.05% 6/5/23		11,748,000	12,215,730
3.875% 5/21/24		6,322,000	6,816,697
5.125% 9/30/24		2,688,000	3,016,390
5.75% 11/20/25		1,765,000	2,022,058
5.8% 5/1/25		6,894,000	7,978,834
8% 11/1/31		305,000	447,117
Capital One Financial Corp.:
3.65% 5/11/27		15,820,000	17,656,880
3.8% 1/31/28		7,795,000	8,748,083
Discover Financial Services:
3.95% 11/6/24		8,102,000	8,819,121
4.1% 2/9/27		645,000	725,567
4.5% 1/30/26		6,463,000	7,296,330
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	273,969
3.339% 3/28/22		6,970,000	7,042,349
4% 11/13/30		345,000	363,975
4.063% 11/1/24		22,139,000	23,399,816
4.125% 8/17/27		185,000	197,950
4.271% 1/9/27		85,000	90,950
4.687% 6/9/25		180,000	195,197
5.113% 5/3/29		400,000	452,000
5.125% 6/16/25		135,000	148,163
5.584% 3/18/24		8,575,000	9,282,438
5.596% 1/7/22		14,820,000	15,014,142
GE Capital International Funding Co.:
3.373% 11/15/25		825,000	902,017
4.418% 11/15/35		15,460,000	18,765,507
John Deere Capital Corp. 2.65% 6/24/24		615,000	651,818
OneMain Finance Corp.:
4% 9/15/30		500,000	501,070
5.375% 11/15/29		1,679,000	1,834,308
6.875% 3/15/25		1,165,000	1,319,363
Synchrony Financial:
2.85% 7/25/22		2,029,000	2,071,312
3.95% 12/1/27		8,719,000	9,717,648
4.25% 8/15/24		6,050,000	6,566,321
4.375% 3/19/24		7,165,000	7,755,343
5.15% 3/19/29		13,451,000	15,928,312
			238,995,342
Diversified Financial Services - 0.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	1,007,500
Athene Global Funding 1.608% 6/29/26 (b)		3,350,000	3,370,227
Brixmor Operating Partnership LP:
2.5% 8/16/31		570,000	573,007
4.05% 7/1/30		12,288,000	13,908,545
4.125% 6/15/26		5,706,000	6,380,446
4.125% 5/15/29		6,724,000	7,661,155
Equitable Holdings, Inc. 3.9% 4/20/23		827,000	870,766
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 2.3628% 5/31/25 (b)(c)(f)(g)		7,700,000	7,700,000
HCRX Investments Holdco LP 4.5% 8/1/29 (b)		1,555,000	1,575,040
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		140,000	145,425
6.25% 5/15/26		914,000	963,128
6.375% 12/15/25		205,000	211,150
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		8,593,000	9,428,808
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	8,951,191
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	10,411,405
Power Finance Corp. Ltd. 6.15% 12/6/28 (b)		3,050,000	3,620,541
Sasol Financing International PLC 4.5% 11/14/22		1,790,000	1,834,750
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	497,485
Voya Financial, Inc. 3.125% 7/15/24		3,436,000	3,652,044
			82,762,613
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23		145,000	150,295
3.15% 3/15/25		1,765,000	1,907,797
American International Group, Inc. 4.5% 7/16/44		2,785,000	3,451,233
Arch Capital Finance LLC 4.011% 12/15/26		1,920,000	2,176,624
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	122,464
1.777% 11/15/30		870,000	862,418
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,577,369
3.95% 5/15/24		1,400,000	1,510,416
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		955,000	1,040,687
Fairfax Financial Holdings Ltd. 3.375% 3/3/31 (b)		4,595,000	4,848,571
Farmers Exchange Capital III 5.454% 10/15/54 (b)(c)		3,335,000	4,203,342
Five Corners Funding Trust II 2.85% 5/15/30 (b)		11,420,000	12,141,681
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	11,021,725
Lincoln National Corp.:
3.05% 1/15/30		130,000	140,287
4.35% 3/1/48		165,000	201,285
6.3% 10/9/37		110,000	156,743
Markel Corp.:
3.45% 5/7/52		690,000	725,846
4.15% 9/17/50		445,000	526,687
4.3% 11/1/47		525,000	633,171
Marsh & McLennan Companies, Inc. 3.5% 6/3/24		1,140,000	1,221,638
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 2.4089% 12/15/24 (b)(c)(f)		5,490,000	5,496,857
New York Life Insurance Co. 3.75% 5/15/50 (b)		5,070,000	5,852,701
Pricoa Global Funding I 5.375% 5/15/45 (c)		5,278,000	5,860,918
Protective Life Global Funding 1.9% 7/6/28 (b)		2,595,000	2,639,226
Prudential Financial, Inc. 4.5% 11/16/21		1,118,000	1,127,313
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,200,000	3,675,194
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		3,310,000	3,562,676
4.375% 9/15/54 (b)(c)		2,100,000	2,200,227
The Chubb Corp. 6% 5/11/37		130,000	190,834
Unum Group:
4% 6/15/29		5,961,000	6,693,466
5.75% 8/15/42		2,238,000	2,818,750
Willis Group North America, Inc. 2.95% 9/15/29		3,000,000	3,184,551
			91,922,992
Thrifts & Mortgage Finance - 0.0%
Home Point Capital, Inc. 5% 2/1/26 (b)		300,000	259,500
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		500,000	526,875
Nationwide Building Society:
3.622% 4/26/23 (b)(c)		3,265,000	3,332,576
4.363% 8/1/24 (b)(c)		1,250,000	1,333,541
PennyMac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	1,155,000
Quicken Loans LLC 5.25% 1/15/28 (b)		300,000	316,500
			6,923,992

TOTAL FINANCIALS			1,853,014,230

HEALTH CARE - 0.9%
Biotechnology - 0.1%
AbbVie, Inc.:
3.2% 11/21/29		1,500,000	1,639,531
4.05% 11/21/39		18,245,000	21,437,254
4.25% 11/21/49		510,000	618,675
4.4% 11/6/42		3,405,000	4,142,185
4.55% 3/15/35		400,000	486,728
4.7% 5/14/45		4,450,000	5,614,427
4.875% 11/14/48		585,000	766,017
Amgen, Inc.:
2.6% 8/19/26		3,925,000	4,179,476
2.8% 8/15/41		1,545,000	1,531,089
3% 1/15/52		3,650,000	3,653,464
4.4% 5/1/45		1,450,000	1,785,052
4.663% 6/15/51		175,000	227,049
Gilead Sciences, Inc. 4.5% 2/1/45		565,000	698,624
Regeneron Pharmaceuticals, Inc. 2.8% 9/15/50		505,000	477,908
			47,257,479
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.9% 11/30/46		305,000	423,898
Avantor Funding, Inc. 3.875% 7/15/28 (Reg. S)	EUR	2,500,000	3,120,569
Becton, Dickinson & Co.:
3.7% 6/6/27		118,000	131,615
3.734% 12/15/24		234,000	254,026
Fresenius U.S. Finance II, Inc. 4.5% 1/15/23 (b)		4,787,000	4,996,127
Hologic, Inc. 3.25% 2/15/29 (b)		225,000	230,558
Stryker Corp.:
3.375% 5/15/24		335,000	358,472
3.375% 11/1/25		305,000	332,209
3.5% 3/15/26		675,000	741,396
Teleflex, Inc. 4.25% 6/1/28 (b)		60,000	62,475
			10,651,345
Health Care Providers & Services - 0.5%
AHS Hospital Corp. 2.78% 7/1/51		315,000	320,491
AmerisourceBergen Corp. 2.7% 3/15/31		5,980,000	6,209,425
Anthem, Inc.:
3.3% 1/15/23		3,395,000	3,529,060
3.6% 3/15/51		3,750,000	4,221,062
3.65% 12/1/27		2,965,000	3,318,445
4.625% 5/15/42		975,000	1,220,456
Ascension Health:
2.532% 11/15/29		295,000	312,085
3.106% 11/15/39		610,000	666,020
4.847% 11/15/53		45,000	65,255
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	2,866,926
Centene Corp.:
2.45% 7/15/28		6,335,000	6,426,620
2.625% 8/1/31		2,980,000	3,020,975
3% 10/15/30		1,638,000	1,690,150
3.375% 2/15/30		5,670,000	5,925,150
4.25% 12/15/27		5,825,000	6,152,656
4.625% 12/15/29		7,750,000	8,500,898
Children's Health System of Texas 2.511% 8/15/50		360,000	344,856
Childrens Hospital Corp. 4.115% 1/1/47		265,000	338,801
Cigna Corp.:
2.375% 3/15/31		655,000	672,399
2.4% 3/15/30		2,370,000	2,442,191
3.25% 4/15/25		5,000	5,392
3.4% 3/15/50		1,755,000	1,867,028
3.4% 3/15/51		4,490,000	4,794,708
4.375% 10/15/28		14,599,000	17,034,888
4.5% 2/25/26		4,775,000	5,423,126
4.8% 7/15/46		2,375,000	3,039,312
CommonSpirit Health:
2.76% 10/1/24		575,000	605,464
2.782% 10/1/30		695,000	726,984
3.347% 10/1/29		250,000	271,409
4.35% 11/1/42		2,500,000	2,951,778
Community Health Systems, Inc. 4.75% 2/15/31 (b)		560,000	571,262
CVS Health Corp.:
2.7% 8/21/40		9,385,000	9,215,863
3.625% 4/1/27		2,341,000	2,597,890
4.3% 3/25/28		653,000	751,859
4.78% 3/25/38		1,320,000	1,642,712
5.05% 3/25/48		8,780,000	11,621,790
5.125% 7/20/45		1,670,000	2,203,974
5.3% 12/5/43		655,000	872,783
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,900,000	1,877,609
4.625% 6/1/30 (b)		125,000	130,645
Fresenius Medical Care U.S. Finance II, Inc. 5.875% 1/31/22 (b)		1,800,000	1,839,444
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	666,206
HCA Holdings, Inc.:
2.375% 7/15/31		1,040,000	1,039,189
3.5% 9/1/30		525,000	563,346
3.5% 7/15/51		5,260,000	5,371,410
4.125% 6/15/29		5,911,000	6,687,525
4.5% 2/15/27		1,050,000	1,189,933
4.75% 5/1/23		205,000	218,600
5.25% 6/15/49		5,250,000	6,852,008
5.375% 2/1/25		305,000	343,506
5.875% 2/15/26		1,135,000	1,316,373
7.75% 7/15/36		2,700,000	3,837,375
Humana, Inc.:
2.15% 2/3/32		670,000	668,550
3.125% 8/15/29		2,600,000	2,808,765
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,570,000	6,785,393
4.15% 5/1/47		200,000	252,091
Laboratory Corp. of America Holdings 3.25% 9/1/24		720,000	767,759
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	303,442
4.2% 7/1/55		140,000	183,537
5% 7/1/42		225,000	311,558
Methodist Hospital 2.705% 12/1/50		820,000	826,877
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		4,745,000	5,059,356
Mount Sinai Hospital 3.737% 7/1/49		460,000	518,001
New York & Presbyterian Hospital:
4.024% 8/1/45		600,000	747,111
4.063% 8/1/56		390,000	505,237
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	3,000,000	3,550,064
NYU Hospitals Center 4.368% 7/1/47		810,000	977,740
Owens & Minor, Inc. 4.5% 3/31/29 (b)		65,000	66,459
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	167,486
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,417,750
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,532,054
2.746% 10/1/26		180,000	192,954
Quest Diagnostics, Inc.:
4.7% 3/30/45		100,000	124,855
5.75% 1/30/40		68,000	87,944
Stanford Health Care 3.027% 8/15/51		680,000	722,235
Sutter Health 4.091% 8/15/48		1,140,000	1,410,610
Tenet Healthcare Corp.:
4.625% 7/15/24		240,000	243,300
4.875% 1/1/26 (b)		1,160,000	1,203,268
5.125% 11/1/27 (b)		5,000,000	5,262,500
Toledo Hospital 5.325% 11/15/28		2,792,000	3,202,272
UnitedHealth Group, Inc.:
3.05% 5/15/41		680,000	721,313
3.25% 5/15/51		2,592,000	2,839,646
3.875% 8/15/59		30,000	36,270
4.25% 4/15/47		770,000	964,333
4.25% 6/15/48		575,000	725,325
6.875% 2/15/38		700,000	1,088,451
			203,649,818
Health Care Technology - 0.0%
IQVIA, Inc.:
1.75% 3/15/26 (b)	EUR	625,000	748,175
5% 10/15/26(b)		230,000	236,900
			985,075
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,263,789
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		75,000	77,313
4.25% 5/1/28 (b)		330,000	345,645
Thermo Fisher Scientific, Inc.:
2.8% 10/15/41		520,000	531,363
4.133% 3/25/25		290,000	320,236
			2,538,346
Pharmaceuticals - 0.3%
AstraZeneca Finance LLC 2.25% 5/28/31		510,000	526,576
Bausch Health Companies, Inc.:
5.25% 2/15/31 (b)		6,021,000	5,615,787
6.25% 2/15/29 (b)		500,000	496,250
Bayer U.S. Finance II LLC:
2.2% 7/15/22 (b)		2,100,000	2,124,947
4.25% 12/15/25 (b)		54,704,000	60,902,940
4.4% 7/15/44 (b)		2,131,000	2,490,477
4.625% 6/25/38 (b)		570,000	682,956
4.875% 6/25/48 (b)		4,430,000	5,611,158
Bristol-Myers Squibb Co.:
4.25% 10/26/49		3,280,000	4,175,765
5% 8/15/45		672,000	925,296
Catalent Pharma Solutions 3.125% 2/15/29 (b)		275,000	271,690
Elanco Animal Health, Inc.:
5.272% 8/28/23 (c)		4,020,000	4,306,425
5.9% 8/28/28 (c)		1,693,000	1,981,843
GlaxoSmithKline Capital PLC 2.85% 5/8/22		710,000	722,697
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		875,000	908,821
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	98,444
Johnson & Johnson 3.625% 3/3/37		1,260,000	1,483,156
Merck & Co., Inc. 3.4% 3/7/29		1,400,000	1,572,878
Mylan NV:
4.2% 11/29/23		1,100,000	1,176,971
5.2% 4/15/48		1,780,000	2,216,966
5.4% 11/29/43		580,000	733,667
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		65,000	67,061
5.125% 4/30/31 (b)		1,190,000	1,248,262
Pfizer, Inc. 2.55% 5/28/40		1,410,000	1,435,732
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,575,000	3,565,072
3.025% 7/9/40		510,000	526,885
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		2,804,000	3,108,066
5.25% 6/15/46		190,000	234,023
Viatris, Inc.:
1.65% 6/22/25 (b)		1,160,000	1,178,604
2.7% 6/22/30 (b)		5,898,000	6,035,114
3.85% 6/22/40 (b)		12,189,000	13,202,388
4% 6/22/50 (b)		6,572,000	7,154,732
Wyeth LLC 6.45% 2/1/24		1,875,000	2,144,840
Zoetis, Inc. 3.25% 2/1/23		5,975,000	6,175,800
			145,102,289

TOTAL HEALTH CARE			410,184,352

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)		2,985,000	3,272,215
Bombardier, Inc.:
6% 2/15/28 (b)		3,750,000	3,782,175
7.125% 6/15/26 (b)		2,780,000	2,932,900
7.875% 4/15/27 (b)		485,000	508,498
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		200,000	205,500
4.125% 4/15/29 (b)		325,000	334,344
General Dynamics Corp.:
2.25% 11/15/22		650,000	662,428
3.25% 4/1/25		1,905,000	2,057,462
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	725,219
6.75% 1/15/28		345,000	425,404
Lockheed Martin Corp. 2.9% 3/1/25		1,345,000	1,437,444
Moog, Inc. 4.25% 12/15/27 (b)		360,000	369,900
Northrop Grumman Corp. 4.75% 6/1/43		545,000	706,028
Raytheon Technologies Corp. 4.125% 11/16/28		490,000	563,707
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,717,040
2.75% 4/1/31		4,505,000	4,698,153
Textron, Inc. 2.45% 3/15/31		2,045,000	2,075,884
The Boeing Co.:
1.167% 2/4/23		4,000,000	4,002,898
1.433% 2/4/24		1,000,000	1,002,202
2.196% 2/4/26		2,125,000	2,132,994
2.25% 6/15/26		810,000	831,987
3.6% 5/1/34		1,850,000	1,959,200
3.625% 2/1/31		12,650,000	13,719,225
4.508% 5/1/23		1,500,000	1,589,181
4.875% 5/1/25		2,035,000	2,274,828
5.04% 5/1/27		4,430,000	5,107,081
5.15% 5/1/30		4,430,000	5,241,416
5.805% 5/1/50		5,835,000	7,925,129
5.93% 5/1/60		4,430,000	6,157,401
TransDigm, Inc.:
4.875% 5/1/29 (b)		220,000	218,625
6.25% 3/15/26 (b)		915,000	960,750
7.5% 3/15/27		40,000	42,300
8% 12/15/25 (b)		465,000	497,550
			80,137,068
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	165,200
Airlines - 0.1%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29		424,980	432,007
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,610,575
5.5% 7/31/47 (b)		2,250,000	2,336,203
Southwest Airlines Co.:
2.625% 2/10/30		735,000	749,116
4.75% 5/4/23		1,550,000	1,654,833
5.125% 6/15/27		5,340,000	6,243,209
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		133,857	144,543
United Airlines, Inc.:
4.15% 10/11/25		518,344	549,327
4.375% 4/15/26 (b)		1,740,000	1,805,076
4.625% 4/15/29 (b)		370,000	383,875
			18,908,764
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		400,000	416,000
Owens Corning 4.3% 7/15/47		5,110,000	6,012,690
Standard Industries, Inc./New Jersey 4.75% 1/15/28 (b)		3,618,000	3,756,479
			10,185,169
Commercial Services & Supplies - 0.0%
ADT Corp. 4.125% 8/1/29 (b)		115,000	114,852
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	570,499
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)		1,175,000	1,174,894
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		830,000	833,631
4.625% 6/1/28 (b)		520,000	521,300
Cintas Corp. No. 2 3.7% 4/1/27		1,035,000	1,161,174
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	61,800
Madison IAQ LLC 4.125% 6/30/28 (b)		85,000	85,467
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		115,000	117,875
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (b)		205,000	215,506
5.875% 10/1/30 (b)		205,000	220,119
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	58,575
7.25% 3/15/29 (b)		110,000	118,111
PowerTeam Services LLC 9.033% 12/4/25 (b)		108,000	117,990
Stericycle, Inc. 3.875% 1/15/29 (b)		530,000	539,386
Waste Management, Inc. 2.9% 9/15/22		375,000	382,389
			6,293,568
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,905,000	2,127,847
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	66,923
Dycom Industries, Inc. 4.5% 4/15/29 (b)		165,000	169,538
			2,364,308
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22		115,000	117,052
Sensata Technologies BV:
4% 4/15/29 (b)		170,000	175,875
4.875% 10/15/23 (b)		300,000	321,210
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,500,000	1,613,535
7.25% 6/15/28 (b)		1,250,000	1,390,238
			3,617,910
Industrial Conglomerates - 0.0%
General Electric Co. 3.45% 5/15/24		85,000	90,564
Machinery - 0.1%
Fortive Corp. 3.15% 6/15/26		275,000	298,777
Pentair Finance SA 4.5% 7/1/29		7,920,000	9,195,146
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		740,000	794,788
4.95% 9/15/28		8,835,000	10,283,897
Xylem, Inc. 4.875% 10/1/21		525,000	526,927
			21,099,535
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		115,000	117,588
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	114,842
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	329,843
4% 7/1/29 (b)		45,000	46,631
Equifax, Inc. 2.6% 12/1/24		1,245,000	1,309,906
IHS Markit Ltd.:
4% 3/1/26 (b)		1,195,000	1,320,475
4.125% 8/1/23		365,000	386,787
5% 11/1/22 (b)		11,013,000	11,439,203
TriNet Group, Inc. 3.5% 3/1/29 (b)		165,000	166,238
Verisk Analytics, Inc. 4.125% 9/12/22		690,000	714,706
			15,828,631
Road & Rail - 0.0%
CSX Corp. 6.15% 5/1/37		1,375,000	1,946,428
Union Pacific Corp.:
2.973% 9/16/62		200,000	197,327
3.25% 2/5/50		1,760,000	1,875,575
3.6% 9/15/37		790,000	895,044
3.799% 4/6/71 (b)		315,000	361,023
XPO Logistics, Inc. 6.25% 5/1/25 (b)		1,810,000	1,911,813
			7,187,210
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23		1,711,000	1,752,191
3% 9/15/23		800,000	833,814
3.375% 7/1/25		7,608,000	8,144,938
3.75% 2/1/22		4,752,000	4,790,816
4.25% 2/1/24		7,846,000	8,451,706
4.25% 9/15/24		9,907,000	10,767,908
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	842,531
3.875% 2/15/31		400,000	414,036
4.875% 1/15/28		2,000,000	2,120,000
			38,117,940
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		4,546,000	4,513,037
3.625% 5/1/22 (b)		2,155,000	2,192,904
3.95% 7/1/24 (b)		2,862,000	3,052,964
4.375% 5/1/26 (b)		3,477,000	3,778,219
5.25% 5/15/24 (b)		4,140,000	4,539,245
			18,076,369

TOTAL INDUSTRIALS			222,189,824

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Cisco Systems, Inc. 3% 6/15/22		310,000	316,770
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		6,100,000	6,574,111
6.02% 6/15/26		2,112,000	2,522,370
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		590,000	592,950
SYNNEX Corp. 1.75% 8/9/26 (b)		6,930,000	6,898,173
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	131,625
			16,719,229
IT Services - 0.1%
Austin BidCo, Inc. 7.125% 12/15/28 (b)		60,000	60,825
Automatic Data Processing, Inc. 1.7% 5/15/28		695,000	707,272
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		500,000	524,375
Fidelity National Information Services, Inc. 3.1% 3/1/41		3,540,000	3,685,880
Fiserv, Inc.:
2.75% 7/1/24		105,000	110,906
3.5% 7/1/29		7,395,000	8,123,312
3.85% 6/1/25		1,490,000	1,635,081
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	66,903
3.75% 10/1/30 (b)		105,000	109,872
4.5% 7/1/28 (b)		165,000	174,694
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	970,263
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	325,875
IBM Corp. 2.85% 5/15/40		480,000	489,810
MasterCard, Inc. 3.375% 4/1/24		870,000	934,420
Square, Inc. 2.75% 6/1/26 (b)		110,000	113,163
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	5,274,000
Twilio, Inc.:
3.625% 3/15/29		80,000	82,576
3.875% 3/15/31		85,000	88,825
Visa, Inc. 2.7% 4/15/40		145,000	150,763
			23,628,815
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,619,237
2.45% 2/15/31 (b)		12,129,000	12,020,026
2.6% 2/15/33 (b)		12,129,000	12,011,835
3.15% 11/15/25		413,000	442,262
3.419% 4/15/33 (b)		2,872,000	3,047,501
3.5% 2/15/41 (b)		19,161,000	19,744,335
3.75% 2/15/51 (b)		5,224,000	5,437,620
4.11% 9/15/28		2,135,000	2,393,200
Entegris, Inc.:
3.625% 5/1/29 (b)		275,000	284,185
4.375% 4/15/28 (b)		325,000	343,749
Intel Corp. 3.05% 8/12/51		2,688,000	2,771,145
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		1,969,000	2,032,149
ON Semiconductor Corp. 3.875% 9/1/28 (b)		125,000	131,339
Qorvo, Inc. 4.375% 10/15/29		200,000	221,750
Teledyne FLIR LLC 2.5% 8/1/30		245,000	250,112
			62,750,445
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27		500,000	525,000
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	126,050
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	517,500
Intuit, Inc. 1.35% 7/15/27		200,000	201,959
Microsoft Corp. 2.921% 3/17/52		2,767,000	2,975,515
NortonLifeLock, Inc. 5% 4/15/25 (b)		370,000	374,040
Nuance Communications, Inc. 5.625% 12/15/26		600,000	622,671
Open Text Corp. 3.875% 2/15/28 (b)		490,000	511,438
Oracle Corp.:
2.5% 4/1/25		6,499,000	6,817,427
2.8% 4/1/27		7,964,000	8,496,479
2.875% 3/25/31		2,300,000	2,422,499
2.95% 5/15/25		935,000	995,188
3.6% 4/1/50		1,300,000	1,355,927
3.85% 4/1/60		6,500,000	6,985,456
3.95% 3/25/51		4,425,000	4,886,949
4.125% 5/15/45		850,000	952,704
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	953,785
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		775,000	820,686
			40,541,273
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
2.7% 8/5/51		2,700,000	2,688,207
3.25% 2/23/26		7,150,000	7,831,046
3.85% 8/4/46		1,330,000	1,590,323
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)		5,700,000	5,912,667
			18,022,243

TOTAL INFORMATION TECHNOLOGY			161,978,775

MATERIALS - 0.2%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		240,000	251,990
CF Industries Holdings, Inc.:
4.95% 6/1/43		285,000	351,573
5.15% 3/15/34		300,000	374,640
5.375% 3/15/44		525,000	683,219
Consolidated Energy Finance SA 6.5% 5/15/26 (b)		375,000	379,688
DuPont de Nemours, Inc. 4.493% 11/15/25		2,625,000	2,964,221
FMC Corp. 4.5% 10/1/49		900,000	1,078,455
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		275,000	278,438
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)		3,285,000	3,275,386
LYB International Finance BV:
4.875% 3/15/44		845,000	1,070,841
5.25% 7/15/43		5,455,000	7,130,421
LYB International Finance III LLC:
3.375% 5/1/30		2,495,000	2,747,412
3.375% 10/1/40		165,000	174,452
4.2% 5/1/50		150,000	175,922
Methanex Corp.:
5.125% 10/15/27		320,000	348,400
5.25% 12/15/29		155,000	169,079
5.65% 12/1/44		105,000	114,217
Nutrien Ltd. 4.9% 6/1/43		1,225,000	1,580,064
OCI NV:
3.125% 11/1/24 (Reg. S)	EUR	2,500,000	3,003,887
3.625% 10/15/25 (Reg. S)	EUR	3,082,000	3,786,985
Olin Corp.:
5% 2/1/30		195,000	209,288
5.125% 9/15/27		700,000	727,125
5.625% 8/1/29		195,000	215,192
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	838,350
5.875% 3/27/24		1,500,000	1,595,906
Sherwin-Williams Co. 4.5% 6/1/47		210,000	263,067
The Chemours Co. LLC 4.625% 11/15/29 (b)		530,000	526,301
The Dow Chemical Co.:
3.625% 5/15/26		3,020,000	3,342,458
4.625% 10/1/44		295,000	366,208
The Scotts Miracle-Gro Co.:
4% 4/1/31 (b)		1,575,000	1,578,938
4.5% 10/15/29		1,971,000	2,059,695
Valvoline, Inc. 4.25% 2/15/30 (b)		2,270,000	2,355,125
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (b)		125,000	129,688
5.625% 10/1/24 (b)		400,000	438,000
Westlake Chemical Corp. 3.125% 8/15/51		1,920,000	1,860,155
			46,444,786
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,055,000	1,079,466
2.5% 3/15/30		755,000	780,883
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (b)		1,000,000	1,058,750
Vulcan Materials Co. 4.5% 6/15/47		915,000	1,128,703
			4,047,802
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		10,000	10,397
4.75% 7/15/27 (Reg. S)	GBP	3,650,000	5,138,027
5.25% 8/15/27 (b)		310,000	320,850
Berry Global, Inc.:
0.95% 2/15/24 (b)		965,000	968,042
1.57% 1/15/26 (b)		3,005,000	3,031,504
4.875% 7/15/26 (b)		5,360,000	5,652,388
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	41,800
International Paper Co.:
5% 9/15/35		370,000	468,090
5.15% 5/15/46		46,000	61,678
OI European Group BV 4% 3/15/23 (b)		290,000	300,092
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		205,000	216,004
Westrock Rkt LLC 4.9% 3/1/22		185,000	189,018
			16,397,890
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (b)		110,000	116,059
Barrick North America Finance LLC:
5.7% 5/30/41		1,155,000	1,596,708
5.75% 5/1/43		560,000	786,427
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,240,000	1,735,944
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		110,000	115,775
4.875% 3/1/31 (b)		110,000	118,250
Corporacion Nacional del Cobre de Chile (Codelco) 3.15% 1/14/30 (Reg. S)		1,040,000	1,097,070
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)		5,000	5,425
Freeport-McMoRan, Inc. 5.4% 11/14/34		570,000	714,749
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	55,286
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (Reg. S)		500,000	545,055
6.53% 11/15/28 (b)		1,950,000	2,396,428
6.53% 11/15/28 (Reg. S)		488,000	599,722
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		415,000	430,563
Kinross Gold Corp. 4.5% 7/15/27		8,840,000	10,156,694
Newmont Corp.:
2.25% 10/1/30		725,000	730,055
2.8% 10/1/29		1,595,000	1,678,630
5.45% 6/9/44		185,000	256,394
Novelis Corp. 3.875% 8/15/31 (b)		115,000	116,047
Southern Copper Corp. 5.875% 4/23/45		455,000	632,678
Steel Dynamics, Inc.:
2.4% 6/15/25		365,000	380,584
3.45% 4/15/30		5,400,000	5,915,780
Teck Resources Ltd.:
6% 8/15/40		1,255,000	1,620,020
6.25% 7/15/41		2,050,000	2,729,359
			34,529,702
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,995,503
Clearwater Paper Corp. 4.75% 8/15/28 (b)		1,500,000	1,540,050
Suzano Austria GmbH 6% 1/15/29		963,000	1,147,956
			4,683,509

TOTAL MATERIALS			106,103,689

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		5,395,000	6,639,033
American Campus Communities Operating Partnership LP 3.625% 11/15/27		5,645,000	6,180,237
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	707,057
3.375% 7/15/51		1,089,000	1,122,012
Boston Properties, Inc.:
3.85% 2/1/23		1,175,000	1,219,907
4.5% 12/1/28		5,210,000	6,097,814
Corporate Office Properties LP:
2.25% 3/15/26		1,775,000	1,830,701
2.75% 4/15/31		5,797,000	5,915,762
5% 7/1/25		3,453,000	3,885,184
Duke Realty LP 3.25% 6/30/26		805,000	875,272
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		275,000	271,906
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		1,200,000	1,345,326
5.375% 11/1/23		2,000,000	2,167,444
5.375% 4/15/26		11,435,000	13,110,456
Healthcare Realty Trust, Inc. 3.875% 5/1/25		2,750,000	2,974,789
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,715,000	1,834,960
3.5% 8/1/26		1,786,000	1,952,742
Healthpeak Properties, Inc. 3% 1/15/30		925,000	990,194
Hudson Pacific Properties LP:
3.25% 1/15/30		1,750,000	1,860,458
4.65% 4/1/29		10,503,000	12,232,245
Kimco Realty Corp. 1.9% 3/1/28		815,000	821,622
Lexington Corporate Properties Trust:
2.7% 9/15/30		894,000	918,448
4.4% 6/15/24		1,319,000	1,422,345
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		400,000	435,716
4.625% 6/15/25 (b)		65,000	69,862
5.625% 5/1/24		1,185,000	1,291,650
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	4,400,000	6,183,151
5% 10/15/27		2,650,000	2,805,688
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,000,000	5,045,799
3.375% 2/1/31		3,399,000	3,505,261
3.625% 10/1/29		7,647,000	8,148,533
4.375% 8/1/23		1,368,000	1,452,345
4.5% 1/15/25		2,793,000	3,065,049
4.5% 4/1/27		1,500,000	1,685,246
4.75% 1/15/28		7,569,000	8,600,951
4.95% 4/1/24		1,152,000	1,255,186
5.25% 1/15/26		5,841,000	6,663,008
Park Intermediate Holdings LLC 5.875% 10/1/28 (b)		1,100,000	1,171,500
Realty Income Corp.:
3% 1/15/27		585,000	633,585
3.25% 1/15/31		1,177,000	1,299,938
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	940,648
5% 12/15/23		626,000	674,953
Retail Properties America, Inc.:
4% 3/15/25		6,865,000	7,328,157
4.75% 9/15/30		10,799,000	12,093,195
SBA Communications Corp.:
3.125% 2/1/29 (b)		220,000	216,150
3.875% 2/15/27		400,000	415,712
4.875% 9/1/24		200,000	203,000
Senior Housing Properties Trust 4.75% 2/15/28		2,917,000	2,953,463
Service Properties Trust:
4.375% 2/15/30		200,000	192,111
4.95% 2/15/27		485,000	485,000
4.95% 10/1/29		100,000	99,000
5.5% 12/15/27		100,000	107,232
Simon Property Group LP:
1.75% 2/1/28		915,000	918,208
2.45% 9/13/29		360,000	371,798
3.375% 10/1/24		2,795,000	3,001,718
3.5% 9/1/25		55,000	60,000
3.75% 2/1/24		275,000	294,008
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,540,235
4.25% 2/1/26		5,582,000	6,078,746
Spirit Realty LP 2.7% 2/15/32		6,280,000	6,324,096
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,992,903
4.625% 3/15/29		2,475,000	2,838,415
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		95,000	97,019
Uniti Group, Inc. 7.875% 2/15/25 (b)		2,800,000	2,992,500
Ventas Realty LP:
3% 1/15/30		10,008,000	10,556,400
3.125% 6/15/23		1,414,000	1,473,257
3.25% 10/15/26		1,900,000	2,053,822
3.85% 4/1/27		1,150,000	1,287,493
4% 3/1/28		2,712,000	3,046,118
4.125% 1/15/26		1,628,000	1,814,393
4.75% 11/15/30		13,000,000	15,497,606
VEREIT Operating Partnership LP:
2.2% 6/15/28		791,000	809,789
2.85% 12/15/32		1,553,000	1,643,089
3.1% 12/15/29		6,085,000	6,548,531
3.4% 1/15/28		1,880,000	2,052,925
VICI Properties, Inc.:
3.5% 2/15/25 (b)		125,000	128,125
4.25% 12/1/26 (b)		670,000	703,780
4.625% 12/1/29 (b)		250,000	271,875
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,803,711
3.4% 6/1/31		6,373,000	6,658,325
Weingarten Realty Investors 3.375% 10/15/22		472,000	483,504
Welltower, Inc.:
2.7% 2/15/27		340,000	360,805
2.75% 1/15/31		6,560,000	6,844,781
2.8% 6/1/31		2,305,000	2,411,466
Weyerhaeuser Co. 4% 4/15/30		1,625,000	1,857,814
WP Carey, Inc.:
2.25% 4/1/33		4,760,000	4,651,674
3.85% 7/15/29		1,725,000	1,925,316
4% 2/1/25		5,544,000	6,040,793
4.6% 4/1/24		7,436,000	8,089,629
			271,921,670
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23		4,006,000	4,169,027
3.95% 11/15/27		5,608,000	6,139,941
4.1% 10/1/24		4,892,000	5,288,303
4.55% 10/1/29		1,707,000	1,930,592
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	14,582,431
Essex Portfolio LP:
1.7% 3/1/28		5,465,000	5,442,219
3.875% 5/1/24		2,685,000	2,882,640
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	301,500
5.375% 8/1/28 (b)		850,000	901,000
Kennedy-Wilson, Inc. 4.75% 2/1/30		225,000	230,933
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,537,500
Mid-America Apartments LP 4% 11/15/25		1,296,000	1,437,061
Post Apartment Homes LP 3.375% 12/1/22		1,800,000	1,851,559
SL Green Realty Corp. 3.25% 10/15/22		7,000,000	7,191,105
Sun Communities Operating LP 2.7% 7/15/31		3,288,000	3,348,081
Tanger Properties LP:
2.75% 9/1/31		4,140,000	4,037,269
3.125% 9/1/26		3,497,000	3,657,558
3.75% 12/1/24		3,352,000	3,658,420
3.875% 12/1/23		597,000	637,181
3.875% 7/15/27		13,369,000	14,533,438
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		2,500,000	2,734,950
5.75% 1/15/28 (b)		280,000	315,700
5.875% 6/15/27 (b)		1,500,000	1,698,750
			88,507,158

TOTAL REAL ESTATE			360,428,828

UTILITIES - 0.5%
Electric Utilities - 0.3%
AEP Texas, Inc.:
2.1% 7/1/30		1,100,000	1,090,593
3.45% 5/15/51		560,000	592,946
3.8% 10/1/47		725,000	806,763
AEP Transmission Co. LLC:
3.75% 12/1/47		850,000	981,015
4% 12/1/46		375,000	452,087
Alabama Power Co.:
3.75% 3/1/45		650,000	753,673
3.85% 12/1/42		700,000	818,764
4.1% 1/15/42		225,000	262,101
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,286,475
Arizona Public Service Co. 2.6% 8/15/29		340,000	357,979
Atlantic City Electric Co. 2.3% 3/15/31		425,000	439,815
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48		1,235,000	1,481,443
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)		60,000	63,522
5% 9/15/26		520,000	533,650
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	4,649,256
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	285,422
3.7% 3/1/45		315,000	362,896
4.35% 11/15/45		205,000	257,473
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	406,863
5.45% 2/1/41		185,000	257,731
DPL, Inc. 4.35% 4/15/29		2,480,000	2,728,000
DTE Electric Co.:
2.25% 3/1/30		150,000	155,111
3.75% 8/15/47		900,000	1,044,986
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	400,830
4% 9/30/42		1,750,000	2,070,575
4.25% 12/15/41		1,550,000	1,879,034
6.1% 6/1/37		775,000	1,078,107
Duke Energy Florida LLC 6.35% 9/15/37		675,000	1,007,551
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)		4,273,000	4,336,973
ENEL Finance International NV 2.25% 7/12/31 (b)		5,660,000	5,638,917
Entergy Louisiana LLC 2.4% 10/1/26		1,070,000	1,125,558
Entergy, Inc. 1.75% 3/15/31		1,475,000	1,420,074
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,000,000	1,043,500
Evergy Kansas Central 4.125% 3/1/42		655,000	785,423
Eversource Energy 1.65% 8/15/30		520,000	502,285
Exelon Corp. 5.625% 6/15/35		150,000	198,794
FirstEnergy Corp.:
3.4% 3/1/50		3,431,000	3,414,874
4.75% 3/15/23		12,580,000	13,098,296
7.375% 11/15/31		9,948,000	13,893,676
Florida Power & Light Co.:
3.8% 12/15/42		750,000	890,216
5.25% 2/1/41		250,000	348,028
Fortis, Inc. 3.055% 10/4/26		301,000	325,101
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,751,805
InterGen NV 7% 6/30/23 (b)		230,000	227,700
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,644,000	2,834,481
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		3,560,000	3,702,051
4.3% 1/15/26 (b)		2,000,000	2,225,674
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	447,067
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	250,438
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4008% 2/22/23 (c)(f)		5,000,000	5,000,479
2.25% 6/1/30		840,000	855,837
2.75% 11/1/29		1,450,000	1,530,226
NextEra Energy Partners LP 4.25% 9/15/24 (b)		27,000	28,418
Northern States Power Co.:
3.6% 9/15/47		20,000	23,070
6.25% 6/1/36		370,000	541,495
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	3,187,428
3.375% 2/15/29 (b)		45,000	45,225
3.625% 2/15/31 (b)		645,000	656,288
3.875% 2/15/32 (b)		1,000,000	1,013,950
5.75% 1/15/28		245,000	261,844
6.625% 1/15/27		285,000	295,608
Pacific Gas & Electric Co.:
1.75% 6/16/22		1,025,000	1,024,548
3.95% 12/1/47		1,225,000	1,161,424
4.5% 7/1/40		445,000	449,033
4.55% 7/1/30		3,080,000	3,277,285
4.95% 7/1/50		785,000	830,895
PacifiCorp:
2.9% 6/15/52		1,025,000	1,023,701
5.25% 6/15/35		1,375,000	1,795,861
5.75% 4/1/37		900,000	1,235,195
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	94,051
PECO Energy Co.:
2.8% 6/15/50		380,000	383,756
3.9% 3/1/48		785,000	948,463
PG&E Corp.:
5% 7/1/28		1,155,000	1,146,338
5.25% 7/1/30		735,000	723,975
PPL Electric Utilities Corp.:
4.125% 6/15/44		700,000	851,680
4.15% 10/1/45		555,000	680,580
6.25% 5/15/39		250,000	370,623
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,737,695
Public Service Electric & Gas Co.:
3.6% 12/1/47		410,000	468,679
3.65% 9/1/28		685,000	778,513
3.65% 9/1/42		125,000	143,105
3.95% 5/1/42		405,000	481,925
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	394,004
Southern California Edison Co.:
3.5% 10/1/23		675,000	710,909
3.6% 2/1/45		2,335,000	2,360,249
3.9% 12/1/41		120,000	124,016
5.55% 1/15/37		430,000	533,872
Tampa Electric Co. 4.45% 6/15/49		600,000	775,282
Virginia Electric & Power Co.:
6% 1/15/36		470,000	662,145
6% 5/15/37		950,000	1,342,462
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	3,077,321
4.375% 5/1/29 (b)		1,000,000	1,015,000
5% 7/31/27 (b)		195,000	202,332
5.5% 9/1/26 (b)		770,000	791,984
5.625% 2/15/27 (b)		5,625,000	5,857,369
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	285,400
Xcel Energy, Inc.:
0.5% 10/15/23		155,000	155,309
4% 6/15/28		2,700,000	3,077,886
			140,378,325
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		679,000	763,875
5.875% 8/20/26		5,200,000	5,850,000
Atmos Energy Corp. 3.375% 9/15/49		520,000	573,553
Nakilat, Inc. 6.067% 12/31/33 (b)		648,784	800,153
Southern Co. Gas Capital Corp. 4.4% 6/1/43		615,000	741,569
			8,729,150
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5% 2/1/31 (b)		3,365,000	3,423,888
5.125% 3/15/28 (b)		1,375,000	1,399,063
PSEG Power LLC 3.85% 6/1/23		4,175,000	4,406,562
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	696,600
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	11,429,424
3.95% 7/15/30 (b)		9,327,000	10,398,672
			31,754,209
Multi-Utilities - 0.1%
Ameren Illinois Co.:
4.15% 3/15/46		935,000	1,149,701
4.5% 3/15/49		295,000	387,437
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,280,000	1,457,758
4.05% 4/15/25		16,081,000	17,769,566
6.125% 4/1/36		3,050,000	4,291,376
CenterPoint Energy, Inc. 2.95% 3/1/30		150,000	159,809
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59		1,650,000	1,798,802
3.95% 4/1/50		1,808,000	2,098,709
4.3% 12/1/56		300,000	365,200
Dominion Energy, Inc. 7% 6/15/38		150,000	226,126
Empresas Publicas de Medellin 4.375% 2/15/31 (Reg. S)		400,000	394,000
NiSource, Inc.:
2.95% 9/1/29		11,346,000	12,086,988
4.8% 2/15/44		190,000	241,503
5.95% 6/15/41		640,000	909,626
NorthWestern Energy Corp. 4.176% 11/15/44		260,000	305,588
Puget Energy, Inc.:
2.379% 6/15/28 (b)		185,000	187,423
3.65% 5/15/25		324,000	348,785
4.1% 6/15/30		5,059,000	5,673,356
5.625% 7/15/22		4,555,000	4,706,183
6% 9/1/21		4,353,000	4,353,000
San Diego Gas & Electric Co.:
3.32% 4/15/50		910,000	979,851
3.6% 9/1/23		100,000	105,278
3.75% 6/1/47		710,000	806,096
Sempra Energy 4% 2/1/48		715,000	808,728
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2373% 5/15/67 (c)(f)		1,012,000	950,572
			62,561,461

TOTAL UTILITIES			243,423,145

TOTAL NONCONVERTIBLE BONDS
(Cost $4,653,081,059)			4,976,999,441

U.S. Government and Government Agency Obligations - 9.1%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.5% 6/17/25		$1,685,000	$1,680,663
0.625% 4/22/25		1,625,000	1,629,363
0.75% 10/8/27		980,000	965,398
0.875% 8/5/30		705,000	675,034
1.625% 10/15/24		1,295,000	1,342,780
1.625% 1/7/25		705,000	732,966
1.875% 9/24/26		290,000	305,389
2% 10/5/22		430,000	438,828
2.5% 2/5/24		665,000	700,764
2.875% 9/12/23		505,000	532,086
6.25% 5/15/29		255,000	348,772
6.625% 11/15/30		670,000	973,156
Federal Home Loan Bank:
3% 10/12/21		1,165,000	1,168,926
3.25% 11/16/28		1,815,000	2,075,653
Freddie Mac:
0.375% 4/20/23		885,000	888,998
0.375% 5/5/23		3,065,000	3,075,973
6.25% 7/15/32		40,000	59,351
Tennessee Valley Authority:
0.75% 5/15/25		845,000	849,215
2.875% 2/1/27		1,060,000	1,168,988
5.25% 9/15/39		150,000	216,408
7.125% 5/1/30		460,000	674,787

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			20,503,498

U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51		6,501,441	7,384,915
U.S. Treasury Obligations - 9.0%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 11/4/21 to 2/17/22		536,595,000	536,511,812
U.S. Treasury Bonds:
1.375% 11/15/40		39,605,000	36,659,378
1.375% 8/15/50		82,430,000	72,100,491
1.625% 11/15/50		93,855,000	87,325,479
1.875% 2/15/41		80,090,000	80,703,189
2% 8/15/51		6,703,000	6,822,397
2.25% 5/15/41		69,400,000	74,258,000
2.375% 5/15/51		537,882,000	594,023,434
2.5% 2/15/46		88,210,000	98,509,206
3% 2/15/47		12,460,000	15,240,624
3.625% 8/15/43		33,790,000	44,597,520
6.25% 8/15/23		11,080,000	12,384,930
stripped coupon:
0% 2/15/29		1,020,000	929,134
0% 2/15/36		1,100,000	857,675
0% 11/15/36		1,975,000	1,509,619
0% 5/15/39		5,425,000	3,873,884
0% 8/15/39		8,745,000	6,220,117
0% 8/15/40		22,665,000	15,664,312
0% 2/15/41		590,000	402,773
0% 5/15/41		27,200,000	18,372,099
0% 11/15/41		850,000	564,448
0% 5/15/42		2,635,000	1,732,301
0% 8/15/42		490,000	319,459
0% 11/15/42		1,280,000	828,168
0% 5/15/44		7,670,000	4,819,884
U.S. Treasury Notes:
0.125% 9/30/22		340,000	340,133
0.125% 6/30/23		358,990,000	358,723,561
0.125% 7/31/23		179,130,000	178,920,081
0.125% 8/31/23		3,195,000	3,189,883
0.125% 9/15/23		34,020,000	33,950,897
0.25% 9/30/25		60,505,000	59,557,246
0.375% 8/15/24		31,245,000	31,220,590
0.375% 4/30/25		33,015,000	32,797,050
0.375% 12/31/25		25,040,000	24,710,372
0.5% 3/15/23		34,900,000	35,093,586
0.5% 2/28/26		24,520,000	24,297,788
0.625% 7/31/26		148,465,000	147,444,303
0.75% 3/31/26		43,110,000	43,163,888
0.75% 4/30/26		31,945,000	31,969,957
0.75% 8/31/26		86,420,000	86,318,726
0.875% 6/30/26		117,245,000	117,895,344
0.875% 11/15/30		378,700,000	365,948,459
1.125% 8/31/28		11,100,000	11,129,484
1.125% 2/15/31		84,723,000	83,584,535
1.25% 4/30/28		326,095,000	330,515,117
1.25% 6/30/28		8,095,000	8,194,923
1.25% 8/15/31		45,231,000	44,997,778
1.375% 2/15/23		6,950,000	7,075,426
1.625% 11/15/22		42,535,000	43,309,270
1.625% 4/30/23		21,075,000	21,588,703
1.625% 5/15/31		6,044,000	6,231,931
1.75% 9/30/22		15,955,000	16,237,329
1.875% 4/30/22		4,065,000	4,113,748
1.875% 9/30/22		1,213,000	1,236,170
2% 10/31/22		39,230,000	40,091,221
2% 2/15/25		10,415,000	10,947,548
2% 8/15/25		6,760,000	7,128,367
2.125% 6/30/22		10,330,000	10,505,933
2.125% 7/31/24		50,715,000	53,282,447
2.125% 5/15/25		33,680,000	35,604,759
2.625% 2/15/29		47,860,000	53,027,384
2.875% 5/15/28		21,370,000	23,924,383
3.125% 11/15/28		16,555,000	18,893,394

TOTAL U.S. TREASURY OBLIGATIONS			4,122,392,047

Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28		2,605,000	2,631,160
3.55% 1/15/24		755,000	809,930

TOTAL OTHER GOVERNMENT RELATED			3,441,090

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,999,741,081)			4,153,721,550

U.S. Government Agency - Mortgage Securities - 9.7%
Fannie Mae - 2.1%
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(f)		2,829	2,974
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (c)(f)		26,203	27,725
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(f)		7,841	8,334
1.5% 9/1/50 to 6/1/51		22,474,545	22,122,767
2% 8/1/31 to 7/1/51		92,771,221	95,054,518
2.5% 6/1/28 to 8/1/51		199,153,297	208,031,601
3% 2/1/27 to 12/1/50 (h)(i)(j)		274,736,093	291,362,804
3.5% 5/1/29 to 4/1/50 (h)(i)		111,944,102	120,519,912
4% 11/1/31 to 11/1/49		90,205,272	98,435,527
4.5% 6/1/24 to 9/1/49		48,266,565	53,301,606
5% 6/1/24 to 2/1/49		31,838,948	35,811,636
5.261% 8/1/41 (c)		271,154	306,014
5.5% 11/1/36 to 1/1/40		1,654,230	1,924,154
6% to 6% 2/1/34 to 1/1/42 (i)		10,732,501	12,635,185
6.5% 2/1/36		1,324	1,570
6.612% 2/1/39 (c)		194,442	215,524

TOTAL FANNIE MAE			939,761,851

Freddie Mac - 1.4%
6 month U.S. LIBOR + 2.680% 2.906% 10/1/35 (c)(f)		3,805	4,028
1.5% 11/1/50 to 6/1/51		5,080,304	5,000,234
2% 1/1/32 to 7/1/51		69,717,398	71,175,535
2.5% 3/1/28 to 8/1/51		142,924,215	149,504,368
3% 10/1/28 to 8/1/50		181,087,934	192,394,860
3.5% 2/1/29 to 11/1/48		122,351,786	131,928,689
3.5% 8/1/47		6,540,454	7,031,006
4% 6/1/33 to 6/1/48		64,676,586	70,613,560
4.5% 7/1/25 to 12/1/48		26,146,148	28,913,126
5% 10/1/33 to 12/1/47		4,971,871	5,635,930
6% 7/1/37 to 9/1/38		136,242	161,923
6.5% 9/1/39		401,076	479,306

TOTAL FREDDIE MAC			662,842,565

Ginnie Mae - 2.2%
3.5% 9/20/40 to 11/20/50		69,650,092	74,649,654
4.5% 5/15/39 to 3/20/49		19,390,346	21,546,889
5.5% 6/15/36 to 3/20/41		160,448	184,329
2% 3/20/51 to 7/20/51		4,397,873	4,494,620
2% 9/1/51 (e)		7,250,000	7,403,120
2% 9/1/51 (e)		5,750,000	5,871,440
2% 9/1/51 (e)		1,900,000	1,940,128
2% 9/1/51 (e)		2,625,000	2,680,440
2% 9/1/51 (e)		1,800,000	1,838,016
2% 9/1/51 (e)		2,075,000	2,118,824
2% 9/1/51 (e)		2,700,000	2,757,024
2% 9/1/51 (e)		2,500,000	2,552,800
2% 9/1/51 (e)		19,200,000	19,605,504
2% 9/1/51 (e)		26,225,000	26,778,872
2% 9/1/51 (e)		11,100,000	11,334,432
2% 9/1/51 (e)		12,375,000	12,636,360
2% 9/1/51 (e)		4,850,000	4,952,432
2% 9/1/51 (e)		4,350,000	4,441,872
2% 9/1/51 (e)		9,950,000	10,160,144
2% 9/1/51 (e)		6,200,000	6,330,944
2% 9/1/51 (e)		8,900,000	9,087,968
2% 9/1/51 (e)		5,550,000	5,667,216
2% 10/1/51 (e)		10,100,000	10,295,163
2% 10/1/51 (e)		11,150,000	11,365,453
2% 10/1/51 (e)		10,000,000	10,193,231
2% 10/1/51 (e)		11,050,000	11,263,520
2% 10/1/51 (e)		34,200,000	34,860,850
2% 10/1/51 (e)		17,725,000	18,067,502
2.5% 8/20/46 to 8/20/51		90,569,168	94,000,517
2.5% 9/1/51 (e)		4,000,000	4,147,882
2.5% 9/1/51 (e)		5,300,000	5,495,943
2.5% 9/1/51 (e)		3,100,000	3,214,608
2.5% 9/1/51 (e)		3,850,000	3,992,336
2.5% 10/1/51 (e)		5,500,000	5,692,810
2.5% 10/1/51 (e)		26,800,000	27,739,509
2.5% 10/1/51 (e)		33,550,000	34,726,139
2.5% 10/1/51 (e)		13,225,000	13,688,620
2.5% 10/1/51 (e)		22,425,000	23,211,138
3% 8/20/42 to 6/20/51		118,681,038	124,646,973
3% 9/1/51 (e)		4,950,000	5,174,683
3% 9/1/51 (e)		300,000	313,617
3% 9/1/51 (e)		2,800,000	2,927,094
3% 9/1/51 (e)		1,500,000	1,568,086
3% 9/1/51 (e)		3,100,000	3,240,711
3% 9/1/51 (e)		6,950,000	7,265,465
3% 9/1/51 (e)		2,200,000	2,299,859
3% 9/1/51 (e)		6,950,000	7,265,465
3% 9/1/51 (e)		700,000	731,773
3% 9/1/51 (e)		800,000	836,312
3% 9/1/51 (e)		7,250,000	7,579,082
3% 9/1/51 (e)		7,750,000	8,101,777
3% 9/1/51 (e)		4,550,000	4,756,527
3% 9/1/51 (e)		1,950,000	2,038,512
3% 9/1/51 (e)		4,550,000	4,756,527
3% 9/1/51 (e)		2,700,000	2,822,555
3% 9/1/51 (e)		1,950,000	2,038,512
3% 9/1/51 (e)		1,150,000	1,202,199
3% 9/1/51 (e)		1,500,000	1,568,086
3% 9/1/51 (e)		800,000	836,312
3% 9/1/51 (e)		1,000,000	1,045,391
3% 9/1/51 (e)		550,000	574,965
3.5% 9/1/51 (e)		7,950,000	8,365,512
3.5% 9/1/51 (e)		7,950,000	8,365,512
3.5% 9/1/51 (e)		5,400,000	5,682,234
3.5% 9/1/51 (e)		5,400,000	5,682,234
3.5% 9/1/51 (e)		3,200,000	3,367,250
3.5% 9/1/51 (e)		2,150,000	2,262,371
3.5% 9/1/51 (e)		1,075,000	1,131,186
3.5% 9/1/51 (e)		1,600,000	1,683,625
3.5% 9/1/51 (e)		8,300,000	8,733,804
3.5% 9/1/51 (e)		5,650,000	5,945,301
3.5% 9/1/51 (e)		2,350,000	2,472,824
3.5% 9/1/51 (e)		3,450,000	3,630,316
3.5% 9/1/51 (e)		3,325,000	3,498,783
3.5% 9/1/51 (e)		2,250,000	2,367,598
3.5% 9/1/51 (e)		3,375,000	3,551,396
3.5% 9/1/51 (e)		2,275,000	2,393,904
3.5% 9/1/51 (e)		5,300,000	5,577,008
3.5% 9/1/51 (e)		4,000,000	4,209,062
3.5% 9/1/51 (e)		3,000,000	3,156,797
3.5% 9/1/51 (e)		350,000	368,293
3.5% 9/1/51 (e)		500,000	526,133
3.5% 9/1/51 (e)		2,350,000	2,472,824
3.5% 9/1/51 (e)		3,450,000	3,630,316
3.5% 9/1/51 (e)		4,600,000	4,840,422
3.5% 9/1/51 (e)		6,800,000	7,155,406
3.5% 9/1/51 (e)		850,000	894,426
3.5% 9/1/51 (e)		550,000	578,746
3.5% 9/1/51 (e)		8,450,000	8,891,644
3.5% 9/1/51 (e)		5,750,000	6,050,527
3.5% 9/1/51 (e)		350,000	368,293
3.5% 9/1/51 (e)		500,000	526,133
3.5% 9/1/51 (e)		5,050,000	5,313,941
3.5% 9/1/51 (e)		3,450,000	3,630,316
3.5% 9/1/51 (e)		2,650,000	2,788,504
3.5% 9/1/51 (e)		1,800,000	1,894,078
4% 5/20/40 to 5/20/49		90,830,660	98,443,306
5% 6/20/34 to 6/20/48		15,699,761	17,305,412

TOTAL GINNIE MAE			992,334,169

Uniform Mortgage Backed Securities - 4.0%
1.5% 9/1/36 (e)		3,400,000	3,453,602
1.5% 9/1/36 (e)		3,700,000	3,758,332
1.5% 9/1/36 (e)		2,300,000	2,336,260
1.5% 9/1/36 (e)		2,400,000	2,437,837
1.5% 10/1/36 (e)		11,525,000	11,686,438
1.5% 10/1/36 (e)		13,300,000	13,486,301
1.5% 10/1/36 (e)		18,975,000	19,240,794
1.5% 10/1/36 (e)		11,800,000	11,965,290
1.5% 9/1/51 (e)		4,800,000	4,718,178
1.5% 9/1/51 (e)		5,800,000	5,701,131
1.5% 9/1/51 (e)		7,100,000	6,978,971
1.5% 9/1/51 (e)		3,850,000	3,784,372
1.5% 9/1/51 (e)		3,750,000	3,686,076
1.5% 9/1/51 (e)		3,900,000	3,833,519
1.5% 9/1/51 (e)		3,900,000	3,833,519
1.5% 9/1/51 (e)		3,100,000	3,047,156
1.5% 9/1/51 (e)		3,300,000	3,243,747
1.5% 9/1/51 (e)		3,700,000	3,636,929
1.5% 9/1/51 (e)		2,200,000	2,162,498
1.5% 9/1/51 (e)		1,100,000	1,081,249
1.5% 9/1/51 (e)		3,700,000	3,636,929
1.5% 9/1/51 (e)		4,600,000	4,521,587
1.5% 9/1/51 (e)		3,300,000	3,243,747
1.5% 9/1/51 (e)		3,100,000	3,047,156
1.5% 9/1/51 (e)		6,450,000	6,340,051
1.5% 9/1/51 (e)		3,850,000	3,784,372
1.5% 9/1/51 (e)		2,350,000	2,309,941
1.5% 9/1/51 (e)		7,000,000	6,880,676
1.5% 9/1/51 (e)		550,000	540,625
1.5% 9/1/51 (e)		7,100,000	6,978,971
1.5% 9/1/51 (e)		2,650,000	2,604,827
1.5% 9/1/51 (e)		1,200,000	1,179,544
1.5% 9/1/51 (e)		3,700,000	3,636,929
1.5% 9/1/51 (e)		4,550,000	4,472,439
1.5% 9/1/51 (e)		450,000	442,329
1.5% 10/1/51 (e)		3,900,000	3,826,512
1.5% 10/1/51 (e)		3,900,000	3,826,512
1.5% 10/1/51 (e)		5,200,000	5,102,015
1.5% 10/1/51 (e)		4,600,000	4,513,321
1.5% 10/1/51 (e)		3,650,000	3,581,222
1.5% 10/1/51 (e)		3,550,000	3,483,107
1.5% 10/1/51 (e)		3,450,000	3,384,991
1.5% 10/1/51 (e)		3,600,000	3,532,164
2% 10/1/36 (e)		8,025,000	8,292,320
2% 10/1/36 (e)		7,950,000	8,214,822
2% 10/1/36 (e)		7,550,000	7,801,497
2% 10/1/36 (e)		13,050,000	13,484,707
2% 10/1/36 (e)		9,700,000	10,023,116
2% 10/1/36 (e)		7,075,000	7,310,675
2% 9/1/51 (e)		14,050,000	14,250,106
2% 9/1/51 (e)		2,600,000	2,637,030
2% 9/1/51 (e)		1,200,000	1,217,091
2% 9/1/51 (e)		1,600,000	1,622,788
2% 9/1/51 (e)		750,000	760,682
2% 9/1/51 (e)		14,300,000	14,503,666
2% 9/1/51 (e)		750,000	760,682
2% 9/1/51 (e)		1,600,000	1,622,788
2% 9/1/51 (e)		2,800,000	2,839,879
2% 9/1/51 (e)		2,000,000	2,028,485
2% 9/1/51 (e)		12,500,000	12,678,030
2% 9/1/51 (e)		14,900,000	15,112,212
2% 9/1/51 (e)		14,150,000	14,351,530
2% 9/1/51 (e)		16,000,000	16,227,878
2% 9/1/51 (e)		13,300,000	13,489,424
2% 9/1/51 (e)		15,050,000	15,264,348
2% 9/1/51 (e)		7,325,000	7,429,326
2% 9/1/51 (e)		13,300,000	13,489,424
2% 9/1/51 (e)		16,000,000	16,227,878
2% 9/1/51 (e)		14,200,000	14,402,242
2% 9/1/51 (e)		16,575,000	16,811,068
2% 9/1/51 (e)		8,925,000	9,052,113
2% 9/1/51 (e)		11,550,000	11,714,500
2% 9/1/51 (e)		950,000	963,530
2% 9/1/51 (e)		9,750,000	9,888,863
2% 9/1/51 (e)		13,675,000	13,869,765
2% 9/1/51 (e)		7,200,000	7,302,545
2% 9/1/51 (e)		6,550,000	6,643,288
2% 9/1/51 (e)		5,850,000	5,933,318
2% 9/1/51 (e)		12,850,000	13,033,015
2% 9/1/51 (e)		14,100,000	14,300,818
2% 9/1/51 (e)		12,200,000	12,373,757
2% 9/1/51 (e)		2,700,000	2,738,454
2% 9/1/51 (e)		15,300,000	15,517,909
2% 9/1/51 (e)		13,550,000	13,742,985
2% 9/1/51 (e)		4,600,000	4,665,515
2% 9/1/51 (e)		13,075,000	13,261,219
2% 9/1/51 (e)		8,450,000	8,570,348
2% 9/1/51 (e)		5,850,000	5,933,318
2% 9/1/51 (e)		14,775,000	14,985,431
2% 9/1/51 (e)		7,300,000	7,403,970
2% 9/1/51 (e)		6,525,000	6,617,932
2% 9/1/51 (e)		8,250,000	8,367,500
2% 9/1/51 (e)		7,375,000	7,480,038
2% 9/1/51(e)		4,550,000	4,614,803
2% 9/1/51 (e)		8,400,000	8,519,636
2% 9/1/51 (e)		5,650,000	5,730,470
2% 10/1/51 (e)		24,050,000	24,347,436
2% 10/1/51 (e)		14,050,000	14,223,762
2% 10/1/51 (e)		6,450,000	6,529,770
2% 10/1/51 (e)		8,600,000	8,706,360
2% 10/1/51 (e)		14,300,000	14,476,854
2% 10/1/51 (e)		23,300,000	23,588,160
2% 10/1/51 (e)		25,200,000	25,511,658
2% 10/1/51 (e)		9,750,000	9,870,582
2% 10/1/51 (e)		7,200,000	7,289,045
2% 10/1/51 (e)		7,200,000	7,289,045
2% 10/1/51 (e)		13,900,000	14,071,907
2% 10/1/51 (e)		6,950,000	7,035,953
2% 10/1/51 (e)		14,200,000	14,375,617
2% 10/1/51 (e)		6,950,000	7,035,953
2% 10/1/51 (e)		12,850,000	13,008,921
2% 10/1/51 (e)		12,950,000	13,110,158
2% 10/1/51 (e)		25,850,000	26,169,697
2% 10/1/51 (e)		17,675,000	17,893,594
2% 10/1/51 (e)		50,900,000	51,529,501
2% 10/1/51 (e)		15,050,000	15,236,129
2% 10/1/51 (e)		14,750,000	14,932,419
2% 10/1/51 (e)		24,200,000	24,499,291
2% 10/1/51 (e)		14,300,000	14,476,854
2% 10/1/51 (e)		14,200,000	14,375,617
2% 10/1/51 (e)		24,750,000	25,056,093
2% 10/1/51 (e)		14,050,000	14,223,762
2% 10/1/51 (e)		13,950,000	14,122,525
2.5% 9/1/51 (e)		6,300,000	6,544,126
2.5% 9/1/51 (e)		6,700,000	6,959,626
2.5% 9/1/51 (e)		375,000	389,531
2.5% 9/1/51 (e)		7,500,000	7,790,627
2.5% 9/1/51 (e)		7,100,000	7,375,126
2.5% 9/1/51 (e)		4,100,000	4,258,876
2.5% 9/1/51 (e)		100,000	103,875
2.5% 9/1/51 (e)		3,700,000	3,843,376
2.5% 9/1/51 (e)		5,100,000	5,297,626
2.5% 9/1/51 (e)		2,000,000	2,077,500
2.5% 9/1/51 (e)		4,875,000	5,063,907
2.5% 9/1/51 (e)		12,225,000	12,698,721
2.5% 9/1/51 (e)		18,950,000	19,684,316
2.5% 9/1/51 (e)		1,475,000	1,532,157
2.5% 9/1/51 (e)		15,250,000	15,840,941
2.5% 9/1/51 (e)		16,550,000	17,191,316
2.5% 9/1/51 (e)		6,500,000	6,751,876
2.5% 9/1/51 (e)		19,025,000	19,762,223
2.5% 9/1/51 (e)		1,450,000	1,506,188
2.5% 9/1/51 (e)		2,400,000	2,493,000
2.5% 9/1/51 (e)		1,000,000	1,038,750
2.5% 9/1/51 (e)		7,250,000	7,530,939
2.5% 9/1/51 (e)		3,450,000	3,583,688
2.5% 9/1/51 (e)		2,100,000	2,181,375
2.5% 9/1/51 (e)		450,000	467,438
2.5% 10/1/51 (e)		13,675,000	14,177,132
2.5% 10/1/51 (e)		17,425,000	18,064,829
2.5% 10/1/51 (e)		10,500,000	10,885,550
2.5% 10/1/51 (e)		11,350,000	11,766,761
2.5% 10/1/51 (e)		10,550,000	10,937,385
2.5% 10/1/51 (e)		18,300,000	18,971,958
2.5% 10/1/51 (e)		2,925,000	3,032,403
2.5% 10/1/51 (e)		16,275,000	16,872,602
2.5% 10/1/51 (e)		12,775,000	13,244,085
2.5% 10/1/51 (e)		22,375,000	23,196,588
2.5% 10/1/51 (e)		8,075,000	8,371,506
2.5% 10/1/51 (e)		7,775,000	8,060,490
2.5% 10/1/51 (e)		12,700,000	13,166,331
2.5% 10/1/51 (e)		11,750,000	12,181,448
2.5% 10/1/51 (e)		5,500,000	5,701,955
2.5% 10/1/51 (e)		14,650,000	15,187,933
2.5% 10/1/51 (e)		18,200,000	18,868,286
2.5% 10/1/51 (e)		12,050,000	12,492,464
2.5% 10/1/51 (e)		6,100,000	6,323,986
3% 9/1/51 (e)		13,650,000	14,278,113
3% 9/1/51 (e)		13,650,000	14,278,113
3% 9/1/51 (e)		4,100,000	4,288,664
3% 9/1/51 (e)		6,400,000	6,694,500
3% 9/1/51 (e)		400,000	418,406
3% 9/1/51 (e)		4,650,000	4,863,973
3% 9/1/51 (e)		2,150,000	2,248,934
3% 9/1/51 (e)		2,750,000	2,876,543
3% 9/1/51 (e)		1,300,000	1,359,820
3% 9/1/51 (e)		1,300,000	1,359,820
3% 9/1/51 (e)		2,750,000	2,876,543
3% 9/1/51 (e)		6,950,000	7,269,808
3% 9/1/51 (e)		7,750,000	8,106,621
3% 9/1/51 (e)		5,800,000	6,066,890
3% 9/1/51 (e)		7,550,000	7,897,418
3% 9/1/51 (e)		10,350,000	10,826,261
3% 9/1/51 (e)		1,950,000	2,039,730
3% 9/1/51 (e)		1,300,000	1,359,820
3% 9/1/51 (e)		5,200,000	5,439,281
3% 9/1/51 (e)		3,000,000	3,138,047
3% 9/1/51 (e)		2,750,000	2,876,543
3% 9/1/51 (e)		10,500,000	10,983,164
3% 9/1/51 (e)		8,350,000	8,734,230
3% 9/1/51 (e)		2,500,000	2,615,039
3% 9/1/51 (e)		7,000,000	7,322,109
3% 9/1/51 (e)		2,000,000	2,092,031
3% 9/1/51 (e)		1,000,000	1,046,016
3% 9/1/51 (e)		2,500,000	2,615,039
3% 9/1/51 (e)		7,100,000	7,426,711
3% 9/1/51 (e)		5,100,000	5,334,680
3% 9/1/51 (e)		2,350,000	2,458,137
3% 9/1/51 (e)		2,500,000	2,615,039
3% 9/1/51 (e)		4,100,000	4,288,664
3% 9/1/51 (e)		2,950,000	3,085,746
3% 9/1/51 (e)		3,000,000	3,138,047
3% 9/1/51 (e)		7,100,000	7,426,711
3% 9/1/51 (e)		6,500,000	6,799,101
3% 9/1/51 (e)		10,850,000	11,349,269
3% 9/1/51 (e)		2,150,000	2,248,934
3% 9/1/51 (e)		2,750,000	2,876,543
3% 9/1/51 (e)		2,750,000	2,876,543
3% 9/1/51 (e)		2,950,000	3,085,746
3% 9/1/51 (e)		4,700,000	4,916,273
3% 10/1/51 (e)		7,550,000	7,893,289
3% 10/1/51 (e)		5,800,000	6,063,719
3% 10/1/51 (e)		7,550,000	7,893,289
3% 10/1/51 (e)		5,800,000	6,063,719
3.5% 9/1/51 (e)		2,900,000	3,067,656
3.5% 9/1/51 (e)		300,000	317,344
3.5% 9/1/51 (e)		2,500,000	2,644,531
3.5% 9/1/51 (e)		1,250,000	1,322,266
3.5% 9/1/51 (e)		100,000	105,781
3.5% 9/1/51 (e)		5,300,000	5,606,406
3.5% 9/1/51 (e)		6,400,000	6,770,000
3.5% 9/1/51 (e)		14,250,000	15,073,828
3.5% 9/1/51 (e)		6,750,000	7,140,234
3.5% 9/1/51 (e)		7,450,000	7,880,703
3.5% 9/1/51 (e)		3,500,000	3,702,344
3.5% 9/1/51 (e)		5,800,000	6,135,313
3.5% 9/1/51 (e)		2,750,000	2,908,984
3.5% 10/1/51 (e)		7,750,000	8,202,588
3.5% 10/1/51 (e)		3,600,000	3,810,234

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,849,978,227

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,399,882,065)			4,444,916,812

Asset-Backed Securities - 2.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$2,906,485	$2,855,867
Series 2019-1 Class A, 3.844% 5/15/39 (b)		4,511,403	4,468,103
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		7,327,458	7,156,156
Class B, 4.458% 10/16/39 (b)		1,333,003	1,108,581
Accredited Mortgage Loan Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.330% 0.5843% 4/25/36 (c)(f)		2,414,000	2,295,377
Aegis Asset Backed Securities Trust Series 2005-5 Class M1, 1 month U.S. LIBOR + 0.640% 0.7294% 12/25/35 (f)		11,165,000	11,111,816
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)		2,207,000	2,211,376
AIG CLO LLC Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.120% 1.2543% 4/20/32 (b)(c)(f)		7,500,000	7,502,865
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5061% 10/15/31 (b)(c)(f)		5,211,000	5,215,085
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4643% 1/20/33 (b)(c)(f)		3,880,000	3,884,714
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3383% 7/20/32 (b)(c)(f)		16,000,000	16,009,728
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2907% 7/20/34 (b)(c)(f)		4,673,000	4,676,505
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, 1 month U.S. LIBOR + 1.200% 1.2844% 11/25/34 (c)(f)		3,108,480	3,118,471
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, 3 month U.S. LIBOR + 1.170% 1.3197% 7/15/34 (b)(c)(f)		10,500,000	10,507,739
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		3,554,780	3,523,233
Class B, 4.335% 1/16/40 (b)		609,253	436,946
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4461% 10/15/32 (b)(c)(f)		7,102,000	7,104,905
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2561% 7/15/34 (b)(c)(f)		5,889,000	5,895,613
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3839% 4/17/33 (b)(c)(f)		15,169,000	15,193,058
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, 1 month U.S. LIBOR + 0.640% 0.7244% 1/25/36 (c)(f)		2,935,474	2,854,641
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, 3 month U.S. LIBOR + 1.270% 1.4043% 1/20/34 (b)(c)(f)		2,000,000	2,002,780
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5261% 10/15/32 (b)(c)(f)		8,259,000	8,263,410
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, 3 month U.S. LIBOR + 1.170% 1.2953% 1/25/35 (b)(c)(f)		12,000,000	12,006,708
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.150% 1.2753% 4/24/34 (b)(c)(f)		22,750,000	22,776,208
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4639% 1/17/33 (b)(c)(f)		3,340,000	3,345,040
Bellemeade Re Ltd.:
Series 2019-4A Class M1A, 1 month U.S. LIBOR + 1.400% 1.4844% 10/25/29 (b)(c)(f)		3,882,508	3,902,123
Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.750% 1.8% 3/25/31 (b)(c)(f)		4,850,000	4,876,475
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.950% 3% 3/25/31 (b)(c)(f)		2,140,000	2,224,970
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		7,818,989	7,875,125
Class AA, 2.487% 12/16/41 (b)(c)		1,180,031	1,187,953
Series 2021-1A Class A, 2.443% 7/15/46 (b)		8,545,261	8,618,724
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, 3 month U.S. LIBOR + 1.700% 1.8343% 4/20/33 (b)(c)(f)		8,500,000	8,506,877
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, 3 month U.S. LIBOR + 1.260% 1.3861% 4/15/34 (b)(c)(f)		3,000,000	3,003,411
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1161% 4/15/29 (b)(c)(f)		8,338,000	8,324,017
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	199,657
Carrington Mortgage Loan Trust Series 2005-FRE1:
Class M1, 1 month U.S. LIBOR + 0.700% 0.7894% 12/25/35 (c)(f)		3,535,607	3,509,721
Class M2, 1 month U.S. LIBOR + 0.730% 0.8194% 12/25/35 (f)		10,000,000	9,496,336
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		4,934,430	4,935,794
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		6,733,413	6,736,893
Class B, 5.095% 4/15/39 (b)		2,927,377	2,811,274
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		6,199,274	6,196,251
Cedar Funding Ltd. Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.4743% 10/20/32 (b)(c)(f)		5,957,000	5,962,439
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.3953% 10/25/32 (b)(c)(f)		3,330,000	3,330,649
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8343% 7/20/31 (b)(c)(f)		6,998,000	7,017,503
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4344% 10/25/37 (b)(c)(f)		1,575,649	1,589,495
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25		700,000	736,377
Series 2018-A7 Class A7, 3.96% 10/13/30		2,100,000	2,471,009
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		2,208,700	2,224,436
CoreVest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/52 (b)		3,200,000	3,537,909
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, 3 month U.S. LIBOR + 1.060% 1.1861% 10/15/31 (b)(c)(f)		25,000,000	25,001,500
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		4,174,590	4,202,309
Class A2II, 4.03% 11/20/47 (b)		7,056,080	7,488,124
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.4643% 10/20/32 (b)(c)(f)		7,395,000	7,400,006
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.4761% 10/15/32 (b)(c)(f)		5,609,000	5,611,434
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3139% 4/17/33 (b)(c)(f)		5,400,000	5,405,135
Series 2021-72A Class BR, 3 month U.S. LIBOR + 1.600% 1.8059% 5/15/32 (b)(c)(f)		6,000,000	6,002,964
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.7761% 10/15/30 (b)(c)(f)		6,500,000	6,500,000
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4961% 10/15/32 (b)(c)(f)		5,900,000	5,906,154
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3761% 1/15/34 (b)(c)(f)		7,240,000	7,246,994
EFS Volunteer No. 2 LLC Series 2012-1 Class A2, 1 month U.S. LIBOR + 1.350% 1.4344% 3/25/36 (b)(c)(f)		1,183,829	1,210,690
Elevation CLO, Ltd. Series 2021-13A Class A1, 3 month U.S. LIBOR + 1.190% 1.3396% 7/15/34 (b)(c)(f)		8,500,000	8,503,077
Elmwood CLO II Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.2843% 4/20/34 (b)(c)(f)		35,000,000	35,040,040
Encore Credit Receivables Trust Series 2005-4 Class M4, 1 month U.S. LIBOR + 0.900% 0.9844% 1/25/36 (c)(f)		4,800,000	4,762,952
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)		6,174,000	6,182,213
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)		3,859,596	3,859,533
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4448% 11/16/32 (b)(c)(f)		7,901,000	7,906,720
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(c)(f)		4,210,000	4,214,113
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4309% 11/20/33 (b)(c)(f)		5,700,000	5,709,103
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,200,146
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, 3 month U.S. LIBOR + 1.140% 1.2661% 4/15/34 (b)(c)(f)		35,000,000	35,034,125
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.900% 0.9% 4/25/34 (b)(c)(f)	EUR	2,000,000	2,356,236
Home Re, Ltd.:
Series 2021-1:
Class M1A, 1 month U.S. LIBOR + 1.050% 1.1344% 7/25/33 (b)(c)(f)		305,000	303,870
Class M1B, 1 month U.S. LIBOR + 1.550% 1.6344% 7/25/33 (b)(c)(f)		165,000	164,288
Class M1C, 1 month U.S. LIBOR + 2.300% 2.3844% 7/25/33 (b)(c)(f)		745,000	740,242
Series 2021-2:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.600% 1.65% 1/25/34 (b)(c)(f)		665,000	665,446
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.800% 2.85% 1/25/34 (b)(c)(f)		990,000	991,400
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,482,159	3,540,904
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		4,108,668	4,110,277
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, 1 month U.S. LIBOR + 0.140% 0.2244% 1/25/37 (c)(f)		2,975,873	2,619,923
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.650% 0.65% 7/15/31 (b)(c)(f)	EUR	10,000,000	11,753,894
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, 3 month U.S. LIBOR + 1.280% 1.4139% 7/17/29 (b)(c)(f)		1,970,236	1,970,465
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		1,100,000	1,100,686
KKR Financial CLO Ltd. Series 2021-33A Class A, 3 month U.S. LIBOR + 1.170% 1.2728% 7/20/34 (b)(c)(f)		13,000,000	13,017,082
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)		6,383,000	6,523,662
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, 3 month U.S. LIBOR + 0.980% 1.1143% 3/20/30 (b)(c)(f)		7,500,000	7,502,168
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	4,262,931
Class B, 2.47% 11/20/31 (b)		150,000	152,553
Logan CLO I, Ltd. / Logan CLO I LLC Series 2021-1A Class A, 3 month U.S. LIBOR + 1.160% 1.3125% 7/20/34 (b)(c)(f)		12,500,000	12,506,863
Madison Park Funding Ltd. Series 2021-10A Class AR3, 3 month U.S. LIBOR + 1.010% 1.1443% 1/20/29 (b)(c)(f)		2,949,048	2,949,818
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2461% 7/15/34 (b)(c)(f)		4,233,000	4,234,575
Madison Park Funding XVII, Ltd. Series 2021-17A Class AR2, 3 month U.S. LIBOR + 1.000% 1.1343% 7/21/30 (b)(c)(f)		7,000,000	6,999,979
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4561% 10/15/32 (b)(c)(f)		3,846,000	3,853,746
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, 3 month U.S. LIBOR + 1.200% 1.2453% 4/25/32 (b)(c)(f)		20,000,000	20,016,980
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, 3 month U.S. LIBOR + 1.120% 1.2543% 7/17/34 (b)(c)(f)		12,500,000	12,509,225
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 0% 10/20/34 (b)(c)(f)		1,417,000	1,417,000
Magnetite VII Ltd. Series 2018-7A Class A1R2, 3 month U.S. LIBOR + 0.800% 0.9261% 1/15/28 (b)(c)(f)		6,883,606	6,887,640
Magnetite XXI Ltd. Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4561% 1/15/33 (b)(c)(f)		17,576,000	17,587,512
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)		706,782	709,357
Series 2020-1A Class A, 2.24% 3/15/30 (b)		26,673	26,688
MASTR Asset Backed Securities Trust:
Series 2005-NC2 Class A4, 1 month U.S. LIBOR + 0.700% 0.7844% 11/25/35 (c)(f)		10,999,499	8,241,105
Series 2005-WF1 Class M7, 1 month U.S. LIBOR + 1.720% 1.8094% 6/25/35 (c)(f)		1,816,559	1,832,814
MDPK Series 2021-48A Class A, 3 month U.S. LIBOR + 1.150% 1.2839% 4/19/33 (b)(c)(f)		5,000,000	5,000,940
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		2,105,282	2,164,378
MidOcean Credit CLO V Series 2018-5A Class AR, 3 month U.S. LIBOR + 1.120% 1.2539% 7/19/28 (b)(c)(f)		1,106,606	1,106,753
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2043% 10/20/30 (b)(c)(f)		8,353,000	8,353,560
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A4, 1 month U.S. LIBOR + 0.480% 0.5644% 6/25/36 (f)		4,136,955	2,733,066
Series 2007-NC3 Class A2D, 1 month U.S. LIBOR + 0.260% 0.3444% 5/25/37 (c)(f)		2,555,971	2,268,648
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (b)(c)(f)		12,613,000	12,743,318
Mountain View CLO XIV, Ltd. Series 2019-1A Class B, 3 month U.S. LIBOR + 2.000% 2.0269% 4/15/29 (b)(c)(f)		1,250,000	1,250,350
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)		6,816,423	6,812,818
Nationstar Home Equity Loan Trust Series 2006-B Class M2, 1 month U.S. LIBOR + 0.360% 0.4444% 9/25/36 (c)(f)		8,141,000	7,806,305
Navient Private Education Refi Loan Trust Series 2021-A Class B, 2.24% 5/15/69 (b)		100,000	100,974
Navient Student Loan Trust:
Series 2015-1 Class A2, 1 month U.S. LIBOR + 0.600% 0.6844% 4/25/40 (c)(f)		455,449	458,331
Series 2016-2A Class A3, 1 month U.S. LIBOR + 1.500% 1.5844% 6/25/65 (b)(c)(f)		1,475,000	1,529,746
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, 1 month U.S. LIBOR + 0.230% 0.3144% 4/25/37 (f)		4,091,562	4,021,436
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, 3 month U.S. LIBOR + 1.210% 1.3445% 6/20/34 (b)(c)(f)		23,750,000	23,767,053
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, 3 month U.S. LIBOR + 1.090% 1.2243% 7/20/32 (b)(c)(f)		18,000,000	18,028,188
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.050% 1.1843% 7/20/30 (b)(c)(f)		3,000,000	2,998,590
Oportun Funding XIV, LLC Series 2021-A:
Class A, 1.21% 3/8/28 (b)		600,000	602,077
Class B, 1.76% 3/8/28 (b)		400,000	401,330
Oportun Funding, LLC Series 2020-1 Class B, 3.45% 5/15/24 (b)		2,000,000	2,035,294
Palmer Square CLO, Ltd. Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.190% 1.3243% 4/20/34 (b)(c)(f)		6,000,000	6,004,896
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, 3 month U.S. LIBOR + 1.000% 1.1343% 10/20/31 (b)(c)(f)		12,750,000	12,756,949
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.240% 1.3648% 2/14/34 (b)(c)(f)		2,000,000	1,996,608
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3% 10/20/34 (b)(c)(e)(f)		2,337,000	2,337,000
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)		6,121,775	6,314,305
PMT Credit Risk Transfer Trust Series 2021-1R Class A, 1 month U.S. LIBOR + 2.900% 2.9961% 2/27/24 (b)(c)(f)		5,122,060	5,212,265
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 1.2143% 4/20/34 (b)(c)(f)		4,700,000	4,705,382
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (b)		119,574	119,653
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.12% 4/20/34 (b)(c)(f)		7,250,000	7,258,280
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, 3 month U.S. LIBOR + 1.170% 1.3203% 7/10/34 (b)(c)(f)		13,250,000	13,259,368
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,811,173
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		6,660,023	6,647,263
Class B, 4.335% 3/15/40 (b)		665,815	586,333
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, 3 month U.S. LIBOR + 1.320% 1.4543% 4/20/33 (b)(c)(f)		12,000,000	11,999,952
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	8,364,192
1.884% 7/15/50 (b)		2,753,000	2,812,319
2.328% 7/15/52 (b)		2,105,000	2,164,950
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, 1 month U.S. LIBOR + 0.280% 0.3644% 6/25/36 (c)(f)		2,717,471	2,095,998
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, 3 month U.S. LIBOR + 1.240% 1.4093% 1/20/34 (b)(c)(f)		5,000,000	5,012,225
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)		1,204,199	1,209,563
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, 3 month U.S. LIBOR + 1.070% 1.2079% 10/23/31 (b)(c)(f)		10,250,000	10,250,595
Soundview Home Loan Trust Series 2007-NS1 Class A4, 1 month U.S. LIBOR + 0.300% 0.3844% 1/25/37 (c)(f)		7,309,000	7,046,328
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,498,750	1,523,479
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4461% 1/15/34 (b)(c)(f)		3,410,000	3,413,028
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1343% 1/20/29 (b)(c)(f)		5,538,000	5,545,144
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, 3 month U.S. LIBOR + 1.160% 0% 4/20/34 (b)(c)(f)		5,500,000	5,503,707
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9444% 9/25/34 (c)(f)		3,983	3,722
TH MSR Issuer Trust Series 2019-FT1 Class A, 1 month U.S. LIBOR + 2.800% 2.8844% 6/25/24 (b)(c)(f)		1,250,000	1,236,863
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		9,767,058	9,736,395
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		9,941,854	9,870,978
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.7158% 3/25/58 (b)(c)		1,880,090	1,985,174
Series 2020-4 Class A1, 1.75% 10/25/60 (b)		2,763,563	2,803,815
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, 3 month U.S. LIBOR + 1.320% 1.5585% 4/25/34 (b)(c)(f)		12,000,000	11,986,056
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)		649,199	650,493
Series 2021-2 Class A, 0.91% 6/20/31 (b)		8,905,001	8,914,393
Series 2021-3 Class A, 0.83% 7/20/31 (b)		13,537,000	13,546,396
Venture 43 CLO, Ltd. Series 2021-43A Class A1, 3 month U.S. LIBOR + 1.240% 1.3809% 4/15/34 (b)(c)(f)		15,200,000	15,219,714
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		5,169,961	5,177,462
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4043% 7/20/32 (b)(c)(f)		8,868,000	8,869,073
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7339% 7/19/31 (b)(c)(f)		6,400,000	6,400,000
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4343% 10/20/31 (b)(c)(f)		7,500,000	7,501,530
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.16% 7/19/34 (b)(c)(f)		15,930,000	15,931,641
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.15% 7/16/34 (b)(c)(f)		3,924,000	3,924,761
TOTAL ASSET-BACKED SECURITIES
(Cost $993,269,704)			995,629,580

Collateralized Mortgage Obligations - 0.7%
Private Sponsor - 0.6%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		2,038,141	2,070,084
Alternative Loan Trust floater Series 2007-OH3 Class A1B, 1 month U.S. LIBOR + 0.220% 0.3044% 9/25/47 (f)		2,230,468	2,139,915
BCAP LLC Trust sequential payer:
Series 2010-RR4 Class 31A6, 6.4604% 1/26/37 (b)(c)		4,109,491	3,934,080
Series 2012-RR5 Class 8A5, 0.4836% 7/26/36 (b)(c)		14,181	14,102
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)		3,949,975	3,952,601
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		4,759,045	4,759,796
Central Park Funding Trust floater:
Series 2021-1 Class PT, 1 month U.S. LIBOR + 2.750% 2.8379% 8/29/22 (b)(c)(f)		12,427,084	12,709,422
Series 2021-2 Class PT, 3.0873% 10/27/22 (b)(c)		15,544,510	15,602,406
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)		3,507,855	3,514,087
CIM Trust sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		8,530,466	8,543,009
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		11,013,027	11,144,082
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		10,871,217	10,922,857
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/35		1,632,564	1,669,919
Connecticut Avenue Securities Trust floater Series 2020-R01 Class 1M2, 1 month U.S. LIBOR + 2.050% 2.1344% 1/25/40 (b)(c)(f)		773,826	777,572
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3816% 5/27/37 (b)(c)(f)		341,993	336,112
CSMC Trust sequential payer:
Series 2020-RPL2 Class A12, 3.43% 2/25/60 (b)(c)		754,149	779,181
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)		5,065,845	5,116,371
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)		2,605,558	2,653,518
CWALT, Inc. Series 2005-13CB Class A8, 5.5% 5/25/35		2,494,988	2,502,878
Eagle Re Ltd. floater Series 2021-1:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.2% 10/25/33 (b)(c)(f)		1,125,000	1,133,656
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.700% 2.75% 10/25/33 (b)(c)(f)		1,735,000	1,771,873
GMAC Mortgage Loan Trust Series 2005-AR6 Class 2A1, 3.2414% 11/19/35 (c)		1,853,800	1,822,287
GSR Mortgage Loan Trust floater Series 2006-OA1 Class 1A1, 1 month U.S. LIBOR + 0.440% 0.5244% 8/25/46 (c)(f)		19,273,562	6,244,016
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)		5,800,000	5,897,370
Legacy Mortgage Asset Trust sequential payer Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		3,199,041	3,205,522
Merrill Lynch Mortgage Investors Trust floater Series 2006-A2 Class 1A, 1 month U.S. LIBOR + 0.180% 0.2644% 2/25/36 (f)		6,894,190	4,571,683
Mortgage Repurchase Agreement Financing Trust Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (b)(c)(f)		16,662,000	16,712,936
MRA Issuance Trust floater:
Series 2021-10 Class A1X, 1 month U.S. LIBOR + 1.500% 1.5958% 2/22/23 (b)(c)(f)		14,920,000	14,933,398
Series 2021-9 Class A1X, 1 month U.S. LIBOR + 1.200% 1.2958% 11/15/21 (b)(c)(f)		13,000,000	13,001,248
Series 2021-EBO3:
Class A1X, 1 month U.S. LIBOR + 1.750% 1.8458% 3/31/23 (b)(c)(f)		5,570,000	5,564,903
Class A2, 1 month U.S. LIBOR + 2.750% 2.8458% 3/31/23 (b)(c)(f)		6,430,000	6,424,097
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)		1,655,194	1,729,519
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		2,866,009	3,048,609
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		5,529,000	5,531,389
Preston Ridge Partners Mortgage Trust:
Series 2021-1 Class A1, 2.115% 1/25/26 (b)		4,697,627	4,699,984
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		2,699,514	2,703,770
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,887,890	1,819,802
Series 2007-QS3 Class A5, 6.25% 2/25/37		3,033,995	2,957,772
Series 2007-QS8 Class A5, 6% 6/25/37		1,139,326	1,108,422
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR 1.453% 7/30/75 (b)(c)(f)	EUR	1,940,707	2,277,963
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (b)		7,684,450	7,703,346
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		1,599,733	1,621,804
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(f)		1,001	980
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7043% 1/21/70 (b)(c)(f)		2,661,450	2,662,807
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7244% 9/25/43 (c)(f)		1,748,021	1,725,616
WaMu Mortgage pass-thru certificates floater Series 2005-AR2 Class 2A1B, 1 month U.S. LIBOR + 0.740% 0.8244% 1/25/45 (f)		1,957,116	1,948,538

TOTAL PRIVATE SPONSOR			215,965,302

U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43		844,961	865,425
Class GA, 1.75% 6/25/42		914,855	937,419
Series 2005-79 Class ZC, 5.9% 9/25/35		227,727	260,492
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.4606% 8/25/37 (c)(k)(l)		787,261	169,428
Series 2010-135 Class ZA, 4.5% 12/25/40		471,949	527,507
Series 2010-150 Class ZC, 4.75% 1/25/41		732,009	828,969
Series 2010-95 Class ZC, 5% 9/25/40		1,542,334	1,730,345
Series 2011-4 Class PZ, 5% 2/25/41		260,370	318,510
Series 2012-100 Class WI, 3% 9/25/27 (k)		391,161	27,520
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5656% 12/25/30 (c)(k)(l)		93,530	5,244
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4656% 6/25/41 (c)(k)(l)		84,365	3,783
Series 2013-133 Class IB, 3% 4/25/32 (k)		194,690	6,715
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9656% 1/25/44 (c)(k)(l)		134,549	24,949
Series 2013-44 Class DJ, 1.85% 5/25/33		8,192,630	8,374,481
Series 2013-51 Class GI, 3% 10/25/32 (k)		595,388	40,222
Series 2015-42 Class IL, 6% 6/25/45 (k)		775,182	149,761
Series 2015-70 Class JC, 3% 10/25/45		639,452	676,215
Series 2017-30 Class AI, 5.5% 5/25/47 (k)		435,319	84,569
Freddie Mac:
planned amortization class:
Series 2020-4960 Class PB, 1.5% 10/25/49		4,188,369	4,250,365
Series 4135 Class AB, 1.75% 6/15/42		687,975	704,962
sequential payer Series 3871 Class KB, 5.5% 6/15/41		552,825	643,617
Series 2017-4683 Class LM, 3% 5/15/47		928,323	980,337
Series 2933 Class ZM, 5.75% 2/15/35		474,439	552,481
Series 2996 Class ZD, 5.5% 6/15/35		312,119	360,213
Series 3237 Class C, 5.5% 11/15/36		426,712	485,140
Series 3955 Class YI, 3% 11/15/21 (k)		3,351	6
Series 3980 Class EP, 5% 1/15/42		2,377,279	2,703,895
Series 4055 Class BI, 3.5% 5/15/31 (k)		200,513	8,733
Series 4149 Class IO, 3% 1/15/33 (k)		304,239	33,039
Series 4314 Class AI, 5% 3/15/34 (k)		70,188	4,058
Series 4427 Class LI, 3.5% 2/15/34 (k)		426,261	32,409
Series 4471 Class PA 4% 12/15/40		370,867	397,046
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		653,411	710,197
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		2,315,320	2,505,645
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, 1 month U.S. LIBOR + 2.700% 2.7844% 10/25/49 (b)(c)(f)		9,700,000	9,765,127
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.05% 12/25/50 (b)(c)(f)		3,910,000	3,950,006
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.400% 3.45% 8/25/33 (b)(c)(f)		4,380,000	4,518,084
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.05% 8/25/33 (b)(c)(f)		2,700,000	2,716,478
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.250% 2.3% 8/25/33 (b)(c)(f)		3,900,000	3,948,291
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, 1 month U.S. LIBOR + 2.300% 2.3844% 1/25/50 (b)(c)(f)		6,600,000	6,581,802
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4829% 12/20/60 (c)(f)(m)		858,553	859,817
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6529% 9/20/61 (c)(f)(m)		3,632,318	3,650,399
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 0.6229% 8/20/62 (c)(f)(m)		638,709	641,463
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7529% 5/20/61 (c)(f)(m)		5,857	5,906
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 0.7029% 8/20/63 (c)(f)(m)		1,936,462	1,943,293
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5884% 10/20/49 (c)(f)		387,098	390,497
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5384% 12/20/49 (c)(f)		4,476,659	4,519,038
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5384% 2/20/49 (c)(f)		1,800,390	1,824,350
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5884% 8/20/49 (c)(f)		527,088	533,652
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4884% 3/20/50 (c)(f)		4,214,391	4,246,861
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8232% 12/20/40 (c)(l)		672,260	801,459
Series 2016-69 Class WA, 3% 2/20/46		415,690	440,464
Series 2017-134 Class BA, 2.5% 11/20/46		1,062,180	1,104,801
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40		1,381,946	1,497,289
Series 2010-170 Class B, 4% 12/20/40		311,956	338,045
Series 2017-139 Class BA, 3% 9/20/47		4,422,943	4,723,624
Series 2010-116 Class QB, 4% 9/16/40		2,360,367	2,549,470
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8545% 2/16/40 (c)(k)(l)		410,494	68,167
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0116% 7/20/41 (c)(k)(l)		102,724	19,067
Series 2013-149 Class MA, 2.5% 5/20/40		1,433,479	1,474,719
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)		25,236	25,764
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.43% 8/20/66 (c)(f)(m)		2,586,988	2,563,422

TOTAL U.S. GOVERNMENT AGENCY			95,105,052

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $309,745,888)			311,070,354

Commercial Mortgage Securities - 2.2%
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)		9,500,000	9,731,732
Ashford Hospitality Trust floater Series 2018-ASHF Class A, 1 month U.S. LIBOR + 0.900% 0.996% 4/15/35 (b)(c)(f)		3,546,916	3,542,860
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.846% 11/15/30 (b)(c)(f)		5,954,000	6,047,230
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		6,500,000	6,705,350
Class ANM, 3.112% 11/5/32 (b)		4,963,000	5,170,205
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,113,000	1,109,066
Class CNM, 3.8425% 11/5/32 (b)(c)		461,000	442,199
BANK:
sequential payer:
Series 2019-BN21:
Class A4, 2.6% 10/17/52		4,400,000	4,641,220
Class A5, 2.851% 10/17/52		838,000	903,396
Series 2020-BN28 Class A3, 1.584% 3/15/63		9,000,000	8,826,442
Series 2021-BN31 Class A3, 1.771% 2/15/54		2,000,000	1,984,909
Series 2021-BN32 Class A4, 2.349% 4/15/54		20,000,000	20,788,992
Series 2021-BN33 Class A4, 2.27% 5/15/64		9,000,000	9,294,664
Series 2021-BN31 Class XB, 0.9762% 2/15/54 (c)(k)		7,000,000	531,977
Series 2021-BN33 Class XA, 1.1766% 5/15/64 (c)(k)		8,995,944	724,234
Series 2021-BN34 Class XB, 0.6267% 6/15/63 (c)(k)		171,794,000	8,244,824
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6844% 11/25/35 (b)(c)(f)		18,837	17,990
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6694% 1/25/36 (b)(c)(f)		48,563	46,853
Class M1, 1 month U.S. LIBOR + 0.670% 0.7594% 1/25/36 (b)(c)(f)		15,675	15,235
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 0.4894% 12/25/36 (b)(c)(f)		108,290	103,076
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3544% 3/25/37 (b)(c)(f)		28,834	27,477
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3544% 7/25/37 (b)(c)(f)		81,240	77,924
Class A2, 1 month U.S. LIBOR + 0.320% 0.4044% 7/25/37 (b)(c)(f)		76,062	71,018
Class M1, 1 month U.S. LIBOR + 0.370% 0.4544% 7/25/37 (b)(c)(f)		25,890	23,405
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3744% 7/25/37 (b)(c)(f)		27,824	26,541
Class M1, 1 month U.S. LIBOR + 0.310% 0.3944% 7/25/37 (b)(c)(f)		14,745	13,177
Class M2, 1 month U.S. LIBOR + 0.340% 0.4244% 7/25/37 (b)(c)(f)		15,771	14,002
Class M3, 1 month U.S. LIBOR + 0.370% 0.4544% 7/25/37 (b)(c)(f)		25,260	22,901
Class M4, 1 month U.S. LIBOR + 0.500% 0.5844% 7/25/37 (b)(c)(f)		39,877	35,927
Class M5, 1 month U.S. LIBOR + 0.600% 0.6844% 7/25/37 (b)(c)(f)		16,778	16,960
BBCMS Mortgage Trust sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52		4,000,000	4,197,424
Series 2021-C9 Class A4, 2.021% 2/15/54		10,000,000	10,124,537
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51		1,700,000	1,832,140
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		949,000	1,094,803
Series 2019-B10 Class A4, 3.717% 3/15/62		1,673,000	1,895,820
Series 2019-B13 Class A4, 2.952% 8/15/57		7,629,000	8,252,359
Series 2020-B18 Class A4, 1.672% 7/15/53		10,000,000	9,855,180
Series 2020-B19:
Class A3, 1.787% 9/15/53		5,800,000	5,877,712
Class A4, 1.546% 9/15/53		12,500,000	12,280,533
Series 2020-B22 Class A4, 1.685% 1/15/54		3,175,000	3,107,436
Series 2021-B23 Class A4A1, 1.823% 2/15/54		2,000,000	1,986,862
Series 2021-B24 Class A4, 2.2638% 3/15/54		17,600,000	18,118,614
Series 2021-B26 Class A4, 2.295% 6/15/54		8,800,000	9,089,846
Series 2019-B12 Class XA, 1.201% 8/15/52 (c)(k)		39,964,792	2,415,492
Series 2019-B14 Class XA, 0.9105% 12/15/62 (c)(k)		22,849,814	1,045,601
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.146% 11/15/28 (b)(c)(f)		7,501,000	7,582,891
BHMS floater Series 2018-ATLS Class A, 1 month U.S. LIBOR + 1.250% 1.3455% 7/15/35 (b)(c)(f)		10,931,821	10,947,111
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.85% 9/15/26 (b)(c)(f)		8,921,000	8,921,000
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.096% 12/15/36 (b)(c)(f)		4,198,167	4,198,166
Class C, 1 month U.S. LIBOR + 1.120% 1.216% 12/15/36 (b)(c)(f)		3,479,450	3,478,406
Class D, 1 month U.S. LIBOR + 1.250% 1.346% 12/15/36 (b)(c)(f)		4,809,358	4,807,918
Class G, 1 month U.S. LIBOR + 2.500% 2.596% 12/15/36 (b)(c)(f)		6,130,776	6,128,954
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7483% 5/15/38 (b)(c)(f)		5,200,000	5,203,268
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.972% 11/15/32 (b)(c)(f)		1,900,000	1,901,189
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.896% 12/15/36 (b)(c)(f)		8,311,446	8,322,343
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.096% 11/15/32 (b)(c)(f)		4,969,841	4,979,190
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1836% 9/15/37 (b)(c)(f)		3,551,251	3,551,428
Class B, 1 month U.S. LIBOR + 1.320% 1.421% 9/15/37 (b)(c)(f)		4,059,046	4,005,742
Class D, 1 month U.S. LIBOR + 2.620% 2.721% 9/15/37 (b)(c)(f)		2,310,343	1,949,215
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 0.996% 11/15/35 (b)(c)(f)		910,000	910,849
Class F, 1 month U.S. LIBOR + 1.800% 1.896% 11/15/35 (b)(c)(f)		2,713,900	2,718,892
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.396% 4/15/34 (b)(c)(f)		4,464,000	4,452,879
Class C, 1 month U.S. LIBOR + 1.600% 1.696% 4/15/34 (b)(c)(f)		2,952,000	2,942,996
Class D, 1 month U.S. LIBOR + 1.900% 1.996% 4/15/34 (b)(c)(f)		3,099,000	3,081,924
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.176% 10/15/36 (b)(c)(f)		3,584,510	3,589,000
Class C, 1 month U.S. LIBOR + 1.250% 1.346% 10/15/36 (b)(c)(f)		4,506,777	4,512,421
Class D, 1 month U.S. LIBOR + 1.450% 1.546% 10/15/36 (b)(c)(f)		6,382,590	6,392,586
Class E, 1 month U.S. LIBOR + 1.800% 1.896% 10/15/36 (b)(c)(f)		8,968,870	8,982,918
Class G, 1 month U.S. LIBOR + 2.300% 2.396% 10/15/36 (b)(c)(f)		16,532,892	16,584,719
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.696% 12/15/36 (b)(c)(f)		4,411,329	4,415,606
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.7955% 1/15/34 (b)(c)(f)		3,562,000	3,565,345
Series 2021-SOAR Class A, 0.766% 6/15/38 (b)(c)		7,620,000	7,632,209
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.096% 4/15/34 (b)(c)(f)		6,200,000	6,199,999
BXMT, Ltd. floater Series 2020-FL3 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.400% 1.5645% 3/15/37 (b)(f)		20,100,000	20,175,343
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50		2,500,000	2,612,422
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)		17,488,056	17,821,118
Class A2, 1.99% 7/15/60 (b)		6,978,827	7,111,992
Series 2021-1A Class A1, 1.53% 3/15/61 (b)		8,897,568	9,066,568
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49		947,640	1,015,206
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0455% 11/15/36 (b)(c)(f)		3,687,000	3,686,999
Class B, 1 month U.S. LIBOR + 1.250% 1.3455% 11/15/36 (b)(c)(f)		1,400,000	1,399,165
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)		4,982,000	5,019,898
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.216% 6/15/34 (b)(c)(f)		13,955,140	13,955,136
Class B, 1 month U.S. LIBOR + 1.500% 1.596% 6/15/34 (b)(c)(f)		2,103,645	2,101,132
Class C, 1 month U.S. LIBOR + 1.750% 1.846% 6/15/34 (b)(c)(f)		2,376,653	2,366,253
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.496% 8/15/36 (b)(c)(f)		5,048,000	5,054,115
Class B, 1 month U.S. LIBOR + 1.900% 1.996% 8/15/36 (b)(c)(f)		1,554,000	1,555,936
Class C, 1 month U.S. LIBOR + 2.300% 2.396% 8/15/36 (b)(c)(f)		1,156,000	1,157,443
Class D, 1 month U.S. LIBOR + 3.050% 3.146% 8/15/36 (b)(c)(f)		1,427,000	1,428,780
Citigroup Commercial Mortgage Trust:
floater Series 2020-WSS Class A, 1 month U.S. LIBOR + 1.950% 2.0455% 2/15/39 (b)(c)(f)		6,045,385	6,256,698
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49		3,106,002	3,269,808
Series 2015-GC29 Class XA, 1.1722% 4/10/48 (c)(k)		30,201,015	969,887
Series 2015-GC33 Class XA, 1.0341% 9/10/58 (c)(k)		18,282,553	558,095
Series 2016-C2 Class A3, 2.575% 8/10/49		2,800,000	2,926,390
Series 2016-GC36 Class A4, 3.349% 2/10/49		2,500,000	2,671,987
Series 2016-P6 Class XA, 0.8588% 12/10/49 (c)(k)		16,412,288	386,728
COMM Mortgage Trust:
floater Series 2021-LBA Class E, 1 month U.S. LIBOR + 1.800% 1.896% 3/15/38 (b)(c)(f)		3,975,000	3,974,997
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		1,700,000	1,761,494
Series 2014-CR18 Class A5, 3.828% 7/15/47		1,610,000	1,738,261
Series 2014-CR17 Class XA, 1.1226% 5/10/47 (c)(k)		17,969,313	370,651
Series 2014-CR20 Class XA, 1.1515% 11/10/47 (c)(k)		16,924,045	460,190
Series 2014-LC17 Class XA, 0.8809% 10/10/47 (c)(k)		36,446,990	641,143
Series 2014-UBS6:
Class A5, 3.644% 12/10/47		3,900,000	4,220,104
Class XA, 1.0257% 12/10/47 (c)(k)		10,596,118	239,240
Series 2015-CR23 Class A3, 3.23% 5/10/48		2,500,000	2,656,288
Series 2015-CR24 Class A4, 3.432% 8/10/48		1,422,827	1,515,967
Series 2015-PC1 Class A4, 3.62% 7/10/50		1,462,650	1,520,452
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.976% 12/15/31 (b)(c)(f)		424,204	424,496
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.076% 5/15/36 (b)(c)(f)		5,263,000	5,278,445
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)		2,253,000	2,337,796
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		5,237,000	5,508,960
Class B, 4.5349% 4/15/36 (b)		1,543,000	1,612,883
Class C, 4.9414% 4/15/36 (b)(c)		1,033,000	1,072,027
Class D, 4.9414% 4/15/36 (b)(c)		2,066,000	2,084,949
CSAIL Commercial Mortgage Trust:
sequential payer Series 2021-C20 Class A2, 2.4862% 3/15/54		16,000,000	16,694,150
Series 2016-C7 Class A4, 3.21% 11/15/49		3,186,022	3,405,251
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49		2,000,000	2,216,614
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5573% 8/10/44 (b)(c)		809,688	808,679
DBWF Mortgage Trust Series 2018-AMXP Class B, 4.122% 5/5/35 (b)(c)		762,000	768,899
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)		13,500,000	14,475,845
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.176% 7/15/38 (b)(c)(f)		3,697,000	3,708,419
Class B, 1 month U.S. LIBOR + 1.380% 1.476% 7/15/38 (b)(c)(f)		2,105,000	2,112,978
Class C, 1 month U.S. LIBOR + 1.700% 1.796% 7/15/38 (b)(c)(f)		1,552,000	1,559,776
Class D, 1 month U.S. LIBOR + 2.250% 2.346% 7/15/38 (b)(c)(f)		3,136,000	3,159,444
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 1/25/31 (c)(f)		3,800,000	3,805,270
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31 (c)(f)		11,600,000	11,610,317
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (c)(f)		12,800,000	12,811,535
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (c)(f)		9,300,000	9,308,293
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (c)(f)		7,799,662	7,806,698
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (c)(f)		17,400,000	17,400,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 5/25/28 (c)(f)		15,011,748	15,030,765
Series 2021-F114 Class A/S, 0.27% 5/25/31 (c)		23,610,000	23,577,668
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.26% 6/25/31 (c)(f)		20,923,000	20,884,841
Series 2019-K095 Class X1, 1.0822% 6/25/29 (c)(k)		13,955,760	921,950
Series 2020-K106 Class X1, 1.4774% 1/25/30 (c)(k)		60,805,567	6,068,256
Series 2020-K111 Class X1, 1.6811% 5/25/30 (c)(k)		24,945,552	2,989,607
Series 2021-K124 Class X1, 0.812% 12/25/30 (c)(k)		6,495,830	389,213
Series 2021-K741 Class X1, 0.6575% 12/25/27 (c)(k)		140,878,752	4,630,952
Greystone Commercial Capital Trust floater Series 2021-3 Class A, 1 month U.S. LIBOR + 2.230% 0% 8/17/23 (b)(c)(f)		7,000,000	6,999,300
GS Mortgage Securities Corp. Trust floater Series 2019-BOCA Class A, 1 month U.S. LIBOR + 1.200% 1.296% 6/15/38 (b)(c)(f)		6,630,000	6,630,180
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.546% 9/15/31 (b)(c)(f)		17,575,000	17,491,830
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.19% 10/15/31 (b)(c)(f)		4,013,000	4,012,999
Series 2021-RENT Class C, 1 month U.S. LIBOR + 1.550% 1.638% 11/21/35 (b)(c)(f)		3,525,000	3,527,103
sequential payer:
Series 2014-GC18 Class A3, 3.801% 1/10/47		868,155	902,808
Series 2015-GS1 Class A3, 3.734% 11/10/48		13,884,000	15,292,550
Series 2020-GSA2 Class A4, 1.721% 12/12/53		4,940,000	4,867,221
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)		13,290,746	13,343,752
Series 2015-GC30 Class A3, 3.119% 5/10/50		1,940,264	2,059,358
Series 2015-GC34 Class XA, 1.3748% 10/10/48 (c)(k)		5,586,349	231,478
Series 2019-GC40 Class A3, 2.904% 7/10/52		2,000,000	2,151,801
Series 2021-RENT:
Class D, 1 month U.S. LIBOR + 1.850% 1.938% 11/21/35 (b)(c)(f)		2,175,000	2,177,698
Class XCP, 2.8236% 11/21/35 (b)(c)(k)		72,804,200	819,535
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-PHH Class A, 1 month U.S. LIBOR + 0.910% 2.56% 6/15/35 (b)(c)(f)		2,936,330	2,942,527
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)		4,232,044	4,486,490
Series 2013-C14 Class A/S, 4.4093% 8/15/46		3,088,000	3,245,576
Series 2014-C19 Class XA, 0.8157% 4/15/47 (c)(k)		2,848,970	42,817
Series 2015-C30 Class A4, 3.5508% 7/15/48		1,900,000	2,045,808
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)		750,000	766,397
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class A, 1 month U.S. LIBOR + 1.000% 1.096% 6/15/32 (b)(c)(f)		1,669,069	1,669,600
Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.096% 9/15/29 (b)(c)(f)		6,300,000	6,307,821
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46		1,800,000	1,855,168
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)		2,000,000	2,043,003
Series 2012-CBX Class A/S, 4.2707% 6/15/45		1,177,000	1,204,387
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		2,700,000	2,857,101
Class CFX, 4.9498% 7/5/33 (b)		919,000	966,510
Class DFX, 5.3503% 7/5/33 (b)		1,414,000	1,485,553
Class EFX, 5.5422% 7/5/33 (b)		1,934,000	1,994,299
Class XAFX, 1.2948% 7/5/33 (b)(c)(k)		10,000,000	183,504
Series 2019-COR4 Class A3, 3.7629% 3/10/52		5,400,000	6,025,565
Series 2021-MHC Class XCP, 1 month U.S. LIBOR + 0.000% 1.4212% 4/15/38 (b)(c)(f)(k)		164,060,500	3,768,699
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.796% 3/15/38 (b)(c)(f)		6,931,000	6,937,523
Class B, 1 month U.S. LIBOR + 0.880% 0.976% 3/15/38 (b)(c)(f)		1,672,000	1,673,575
Class C, 1 month U.S. LIBOR + 1.100% 1.196% 3/15/38 (b)(c)(f)		1,052,000	1,052,990
MBRT floater Series 2019-MBR Class A, 1 month U.S. LIBOR + 0.850% 0.946% 11/15/36 (b)(c)(f)		6,000,000	6,000,302
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.246% 8/15/37 (b)(c)(f)		1,982,257	1,987,198
MHC Commercial Mortgage Trust:
floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.100% 2.1965% 4/15/38 (b)(c)(f)		5,425,000	5,425,013
floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.8965% 4/15/38 (b)(c)(f)		4,900,000	4,902,919
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48		3,704,791	3,839,940
Series 2016-C28 Class A3, 3.272% 1/15/49		3,842,931	4,077,420
Series 2016-C29 Class ASB, 3.14% 5/15/49		470,748	495,748
Series 2015-C25:
Class A4, 3.372% 10/15/48		2,800,000	3,018,336
Class XA, 1.1987% 10/15/48 (c)(k)		9,969,257	338,298
Series 2015-C26 Class A4, 3.252% 10/15/48		3,200,000	3,403,078
Series 2016-C32 Class A3, 3.459% 12/15/49		5,100,000	5,560,616
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.946% 8/15/33 (b)(c)(f)		6,888,548	6,888,547
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(c)(f)		5,200,000	5,221,271
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		13,482,000	14,149,730
Series 2021-L6 Class A3, 2.196% 6/15/54		7,000,000	7,121,232
Series 2015-UBS8 Class A3, 3.54% 12/15/48		3,000,000	3,242,699
Series 2016-UB12 Class A3, 3.337% 12/15/49		2,000,000	2,143,211
Series 2018-H4 Class A4, 4.31% 12/15/51		3,237,000	3,790,510
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)		1,558,000	1,603,542
Class C, 3.283% 11/10/36 (b)(c)		1,495,000	1,518,016
Class D, 3.283% 11/10/36 (b)(c)		2,340,000	2,337,157
Series 2021-L6 Class XA, 1.3563% 6/15/54 (k)		12,641,975	1,109,892
ONE Mortgage Trust floater Series 2021-PARK Class E, 1 month U.S. LIBOR + 1.750% 1.846% 3/15/36 (b)(c)(f)		5,759,000	5,758,997
Prima Capital Ltd. floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8884% 12/15/37 (b)(c)(f)		2,053,000	2,052,998
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.196% 3/15/36 (b)(c)(f)		5,156,378	5,143,665
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.896% 4/15/36 (b)(c)(f)		1,900,000	1,900,536
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(c)		740,000	794,070
Class A2A, 3.659% 1/5/43 (b)(c)		9,930,000	11,084,865
U.S. sequential payer Series 2018-USDC Class A, 4.106% 5/13/38 (b)		4,000,000	4,389,636
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C12 Class A5, 4.2962% 8/15/51		3,000,000	3,458,246
Series 2012-C1 Class A/S, 4.171% 5/10/45		6,570,000	6,659,206
Series 2017-C1 Class A3, 3.283% 11/15/50		5,500,000	5,956,086
Series 2017-C7 Class XA, 1.1739% 12/15/50 (c)(k)		17,099,091	822,610
Series 2018-C11 Class A3, 4.3124% 6/15/51		4,100,000	4,513,342
Series 2018-C13 Class A3, 4.0694% 10/15/51		6,000,000	6,690,127
Series 2018-C9 Class ASB, 4.09% 3/15/51		3,300,000	3,660,729
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8865% 4/10/46 (b)(c)(f)		5,266,886	5,254,414
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)		1,400,000	1,441,207
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)		3,760,000	3,812,134
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)		300,000	307,187
Class X, 0.5162% 10/10/42(b)(c)(k)		8,700,000	302,389
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.296% 5/15/31 (b)(c)(f)		4,470,000	4,486,758
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48		1,124,983	1,179,258
Series 2016-C34 Class A4, 3.096% 6/15/49		6,124,000	6,530,655
Series 2016-LC24 Class A3, 2.684% 10/15/49		3,300,000	3,479,623
Series 2021-C59 Class A4, 2.343% 4/15/54		5,000,000	5,156,248
Series 2015-C31 Class XA, 1.1239% 11/15/48 (c)(k)		6,713,352	226,686
Series 2017-C42 Class XA, 1.0289% 12/15/50 (c)(k)		35,337,471	1,664,345
Series 2018-C46 Class XA, 1.1018% 8/15/51 (c)(k)		15,576,712	677,638
Series 2018-C48 Class A5, 4.302% 1/15/52		3,181,000	3,715,402
WF-RBS Commercial Mortgage Trust:
Series 2012-C9 Class A/S, 3.388% 11/15/45		400,000	409,663
Series 2014-C24 Class XA, 0.9977% 11/15/47 (c)(k)		6,138,404	141,428
Series 2014-LC14 Class XA, 1.4285% 3/15/47 (c)(k)		8,415,888	208,311
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $979,455,187)			992,581,831

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49		3,385,000	5,553,877
California Gen. Oblig. Series 2009, 7.5% 4/1/34		205,000	323,541
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50		45,000	73,077
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35		75,000	99,529
Illinois Gen. Oblig.:
Series 2003:		$	$
4.95% 6/1/23		3,899,636	4,134,268
5.1% 6/1/33		22,850,000	27,142,107
Series 2010-1, 6.63% 2/1/35		3,845,000	4,856,817
Series 2010-3:
6.725% 4/1/35		2,510,000	3,186,395
7.35% 7/1/35		4,655,000	6,069,216
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38		325,000	344,254
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34		500,000	496,436
2.163% 5/15/35		500,000	495,598
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39		190,000	272,887
Los Angeles Unified School District Series KRY, 5.75% 7/1/34		1,535,000	2,069,860
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40		150,000	209,078
Miami-Dade County Aviation Rev. Series 2019 E, 2.529% 10/1/30		2,000,000	2,077,154
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40		545,000	613,365
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		9,315,000	12,088,783
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40		1,620,000	2,702,865
Series 2010 A, 7.102% 1/1/41		855,000	1,383,900
Series 2021 B:
1.963% 1/1/32		1,000,000	1,002,964
2.113% 1/1/33		1,050,000	1,060,454
New York City Gen. Oblig. Series A3, 2.8% 8/1/30		3,250,000	3,506,274
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36		900,000	1,161,725
Series 2021 E3, 1.97% 2/1/33		2,015,000	2,010,814
Series A3, 3.88% 8/1/31		1,170,000	1,335,290
Series A5, 2.69% 5/1/33		2,015,000	2,112,611
Series B2, 3.14% 8/1/28		2,735,000	3,004,949
New York State Dorm. Auth.:
Series 2019 F, 3.11% 2/15/39		3,250,000	3,614,048
Series 2021 C, 2.202% 3/15/34		945,000	961,562
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40		140,000	189,739
Series 2011 A, 4.8% 6/1/11		1,403,000	2,091,758
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62		515,000	707,799
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41		750,000	1,000,864
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49		555,000	636,688
Univ. of California Revs. Series 2015 J, 4.131% 5/15/45		1,750,000	2,094,718
Univ. of Michigan Rev. Series 2020 B, 2.437% 4/1/40		1,050,000	1,075,402
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51		1,320,000	1,342,353
TOTAL MUNICIPAL SECURITIES
(Cost $92,697,786)			103,103,019

Foreign Government and Government Agency Obligations - 0.2%
Arab Republic of Egypt 7.6003% 3/1/29 (b)		$632,000	$691,566
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		2,786,000	2,997,214
Brazilian Federative Republic:
2.875% 6/6/25		1,000,000	1,033,500
3.875% 6/12/30		990,000	993,898
4.5% 5/30/29		200,000	211,600
CBB International Sukuk Co. 7 SPC 6.875% 10/5/25 (Reg. S)		500,000	575,625
Colombian Republic:
3% 1/30/30		1,800,000	1,760,963
4.5% 1/28/26		550,000	597,541
10.375% 1/28/33		1,350,000	2,006,691
Dominican Republic:
4.5% 1/30/30 (b)		1,500,000	1,558,875
5.95% 1/25/27 (b)		1,100,000	1,247,125
6% 7/19/28 (b)		1,250,000	1,431,250
Emirate of Abu Dhabi 2.5% 9/30/29 (Reg. S)		1,200,000	1,269,000
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,745,824
7.625% 3/29/41		580,000	985,928
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	4,080,967
2.8% 6/23/30 (b)		1,300,000	1,351,838
2.85% 2/14/30		400,000	420,325
3.4% 9/18/29		420,000	459,060
3.5% 1/11/28		4,450,000	4,906,959
Israeli State:
3.875% 7/3/50		1,750,000	2,060,625
4% 6/30/22		1,700,000	1,751,510
Italian Republic 2.375% 10/17/24		3,800,000	3,953,847
Kingdom of Saudi Arabia:
3.25% 10/26/26 (Reg. S)		550,000	597,300
3.625% 3/4/28 (Reg. S)		1,000,000	1,105,813
Panamanian Republic:
3.16% 1/23/30		3,020,000	3,194,216
3.875% 3/17/28		200,000	221,288
4.3% 4/29/53		615,000	687,954
4.5% 4/16/50		400,000	456,950
Peruvian Republic 2.844% 6/20/30		1,630,000	1,680,734
Philippine Republic:
1.648% 6/10/31		400,000	392,544
2.457% 5/5/30		600,000	631,566
3.7% 3/1/41		1,010,000	1,115,293
Quebec Province yankee 7.125% 2/9/24		810,000	937,988
Republic of Paraguay:
2.739% 1/29/33 (b)		400,000	393,575
4.95% 4/28/31 (b)		400,000	463,200
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	794,000	955,000
1.65% 3/3/33 (b)	EUR	1,200,000	1,404,502
2.125% 12/1/30 (b)		1,430,000	1,377,537
3.125% 5/15/27 (Reg. S)	EUR	712,000	938,057
Romanian Republic:
3% 2/14/31 (Reg. S)		864,000	901,152
3.875% 10/29/35 (b)	EUR	1,210,000	1,671,856
4.125% 3/11/39	EUR	2,740,000	3,803,042
South African Republic 4.85% 9/30/29		1,940,000	2,050,095
State of Qatar:
3.4% 4/16/25 (b)		3,165,000	3,438,575
3.75% 4/16/30 (Reg. S)		400,000	455,950
4.5% 4/23/28 (Reg. S)		1,400,000	1,650,513
5.103% 4/23/48 (b)		2,200,000	2,957,350
Sultanate of Oman 5.625% 1/17/28 (Reg. S)		525,000	555,188
Turkish Republic 7.25% 12/23/23		2,200,000	2,382,600
Ukraine Government:
4.375% 1/27/30 (b)	EUR	1,800,000	2,023,333
6.75% 6/20/26 (Reg. S)	EUR	1,450,000	1,886,827
7.75% 9/1/22 (b)		2,800,000	2,927,400
8.994% 2/1/24 (Reg. S)		2,250,000	2,503,125
United Mexican States:
2.659% 5/24/31		2,988,000	2,954,945
3.75% 1/11/28		1,370,000	1,514,107
4.15% 3/28/27		275,000	313,638
4.28% 8/14/41		400,000	428,075
4.5% 4/22/29		200,000	229,350
4.75% 4/27/32		400,000	462,700
4.75% 3/8/44		2,366,000	2,657,757
Uruguay Republic:
4.375% 1/23/31		610,000	718,961
4.975% 4/20/55		525,000	690,638
5.1% 6/18/50		2,185,000	2,909,874
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $95,874,249)			96,732,299

Bank Loan Obligations - 0.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8346% 3/1/27 (c)(f)(n)		2,000,000	1,970,000
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3346% 3/15/27 (c)(f)(n)		3,233,586	3,191,808
			5,161,808
Media - 0.0%
CSC Holdings LLC Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5951% 4/15/27 (c)(f)(n)		797,975	787,290
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (c)(f)(n)		498,731	310,251
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (c)(f)(n)		500,000	499,715
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0846% 5/1/26 (c)(f)(n)		538,996	533,945
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3451% 7/17/25 (c)(f)(n)		595,337	586,192
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.59% 9/30/26 (c)(f)(n)		596,962	584,127
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5955% 1/31/28 (c)(f)(n)		2,000,000	1,977,500
			5,279,020
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (c)(f)(n)		648,316	623,194

TOTAL COMMUNICATION SERVICES			11,064,022

CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 2/12/28 (c)(f)(n)		375,000	375,281
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (c)(f)(n)		847,875	848,299
			1,223,580
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8346% 12/22/24 (c)(f)(n)		3,339	3,309
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 12/27/24 (c)(f)(n)		1,094,330	1,082,019
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (c)(f)(n)		1,988,612	1,980,220
			3,065,548
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (c)(f)(n)		1,750,000	1,750,000

TOTAL CONSUMER DISCRETIONARY			6,039,128

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0966% 2/3/24 (c)(f)(n)		503,297	502,718
Food Products - 0.0%
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0846% 5/1/26 (c)(f)(n)		2,984,733	2,964,228

TOTAL CONSUMER STAPLES			3,466,946

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/1/26 (f)(n)(o)		248,750	245,874
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (c)(f)(n)		725,000	720,541
Insurance - 0.0%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (c)(f)(n)		2,986,247	2,955,966
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (c)(f)(n)		498,731	492,497

TOTAL FINANCIALS			4,169,004

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Gentiva Health Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.875% 7/2/25 (c)(f)(n)		2,943,820	2,936,461
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (c)(f)(n)		2,244,375	2,233,153
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (c)(f)(n)		1,028,699	1,027,629
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (c)(f)(n)		256,301	256,034
			6,453,277
Health Care Technology - 0.0%
IQVIA, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/18/25 (f)(n)(o)		795,866	788,902
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8458% 8/1/27 (c)(f)(n)		2,982,417	2,928,615
Grifols, S.A. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.082% 11/15/27 (c)(f)(n)		1,741,162	1,716,785
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (c)(f)(n)		1,245,000	1,245,000
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (c)(f)(n)		2,000,000	2,005,840
Valeant Pharmaceuticals International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8346% 11/27/25 (c)(f)(n)		2,645,560	2,629,025
			10,525,265

TOTAL HEALTH CARE			17,767,444

INDUSTRIALS - 0.0%
Airlines - 0.0%
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (c)(f)(n)		648,375	649,036
Commercial Services & Supplies - 0.0%
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (c)(f)(n)		1,178,016	1,137,456
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 12/30/26 (c)(f)(n)		721,348	713,232

TOTAL INDUSTRIALS			2,499,724

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3346% 4/4/26 (c)(f)(n)		1,594,424	1,574,892
IT Services - 0.0%
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (c)(f)(n)		1,246,875	1,246,613
Software - 0.0%
Change Healthcare Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 3/1/24 (c)(f)(n)		991,412	988,933
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8346% 9/29/24 (c)(f)(n)		1,724,346	1,724,139
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8346% 4/16/25 (c)(f)(n)		251,052	247,086
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8346% 4/16/25 (c)(f)(n)		193,339	190,285
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8346% 4/16/25 (c)(f)(n)		595,074	586,487
			3,736,930

TOTAL INFORMATION TECHNOLOGY			6,558,435

MATERIALS - 0.0%
Chemicals - 0.0%
Solenis International LP Tranche 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/18/23 (f)(n)(o)		6,615,681	6,606,221
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8379% 10/1/25 (c)(f)(n)		2,168,606	2,142,279
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (f)(n)(o)		1,492,248	1,440,019
			10,188,519
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8563% 7/1/26 (c)(f)(n)		536,162	531,026

TOTAL MATERIALS			10,719,545

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche A2 LN, term loan 3 month U.S. LIBOR + 3.000% 8/24/23 (f)(n)(o)		985,450	982,168
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8379% 12/22/24 (c)(f)(n)		3,600,000	3,577,896
			4,560,064
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8362% 12/31/25 (c)(f)(n)		497,231	490,662
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.000% 4/5/26 (f)(n)(o)		3,233,503	3,177,660

TOTAL UTILITIES			3,668,322

TOTAL BANK LOAN OBLIGATIONS
(Cost $71,277,987)			70,758,508

Bank Notes - 0.0%
Discover Bank:
3.45% 7/27/26		$435,000	$474,785
4.682% 8/9/28 (c)		3,503,000	3,724,500
Regions Bank 6.45% 6/26/37		2,533,000	3,634,009
Truist Bank:
2.25% 3/11/30		625,000	639,745
2.75% 5/1/23		645,000	670,514
TOTAL BANK NOTES
(Cost $7,591,492)			9,143,553
		Shares	Value

Fixed-Income Funds - 66.6%
High Yield Fixed-Income Funds - 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF		810,000	$71,352,900
Stone Harbor Emerging Markets Debt Fund		25,215,255	250,639,636
TCW Emerging Markets Income Fund Class N		23,622,679	250,636,622

TOTAL HIGH YIELD FIXED-INCOME FUNDS			572,629,158

Intermediate Government Funds - 2.0%
Fidelity SAI U.S. Treasury Bond Index Fund (p)		89,837,480	915,443,916
Intermediate-Term Bond Funds - 60.2%
American Funds The Bond Fund of America Class F2		45,398,066	616,505,742
Baird Aggregate Bond Fund Class Institutional		41,600,300	481,315,473
Baird Core Plus Bond Fund - Institutional Class		69,512,447	830,673,744
DoubleLine Total Return Bond Fund Class N		137,167,524	1,448,489,056
Fidelity SAI Total Bond Fund (p)		594,627,854	6,344,679,204
Fidelity U.S. Bond Index Fund (p)		24,670,390	300,978,752
John Hancock Bond Fund Class R6		25,877,895	429,314,286
JPMorgan Core Plus Bond Fund Class A		55,628,676	479,519,187
PIMCO Income Fund Institutional Class		92,755,823	1,120,490,336
PIMCO Investment Grade Credit Bond Fund Institutional Class		64,827,400	718,287,594
PIMCO Mortgage Opportunities Fund Institutional Class		112,490,572	1,232,896,665
PIMCO Total Return Fund Institutional Class		609,348,624	6,361,599,587
Voya Intermediate Bond Fund Class I		131,302,542	1,368,172,486
Western Asset Core Bond Fund Class I		180,574,462	2,410,669,066
Western Asset Core Plus Bond Fund Class I		284,142,767	3,469,383,181

TOTAL INTERMEDIATE-TERM BOND FUNDS			27,612,974,359

Long Government Bond Funds - 2.9%
Fidelity SAI Long-Term Treasury Bond Index Fund (p)		37,225,937	425,492,461
iShares 20+ Year Treasury Bond ETF (q)		6,072,060	903,704,690

TOTAL LONG GOVERNMENT BOND FUNDS			1,329,197,151

Sector Funds - 0.2%
Columbia Mortgage Opportunities Fund Class A		7,884,080	84,517,339
TOTAL FIXED-INCOME FUNDS
(Cost $29,647,286,845)			30,514,761,923
		Principal Amount(a)	Value

Preferred Securities - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (c)(r)		6,695,000	7,259,913
Energy Transfer LP:
6.5% (c)(r)		3,770,000	3,917,359
6.625% (c)(r)		730,000	704,859
			11,882,131
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 4.3% (c)(r)		7,090,000	7,340,558
Bank of Nova Scotia 4.65% (c)(r)		12,927,000	13,308,876
Barclays Bank PLC 7.625% 11/21/22		27,412,000	30,155,714
Citigroup, Inc. 3.875% (c)(r)		4,320,000	4,450,568
JPMorgan Chase & Co. 4.6% (c)(r)		7,120,000	7,467,097
			62,722,813
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 3.65% (c)(r)		1,750,000	1,769,177
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(r)		350,000	369,135
American Express Co. 3.55% (c)(r)		2,270,000	2,316,066
			2,685,201

TOTAL FINANCIALS			67,177,191

TOTAL PREFERRED SECURITIES
(Cost $79,526,067)			79,059,322
		Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.06% (s)		905,718,831	905,899,975
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (p)(t)		493,060,991	493,060,991
Fidelity Securities Lending Cash Central Fund 0.06% (s)(u)		435,313,534	435,357,065
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (t)		151,074,149	151,074,149
TOTAL MONEY MARKET FUNDS
(Cost $1,985,388,534)			1,985,392,180
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $47,314,817,944)			48,733,870,372
NET OTHER ASSETS (LIABILITIES) - (6.3)%			(2,889,083,319)
NET ASSETS - 100%			$45,844,787,053

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/51	$(10,100,000)	$(10,313,312)
2% 9/1/51	(11,150,000)	(11,385,488)
2% 9/1/51	(10,000,000)	(10,211,200)
2% 9/1/51	(11,050,000)	(11,283,376)
2.5% 9/1/51	(6,300,000)	(6,532,914)
2.5% 9/1/51	(6,700,000)	(6,947,702)
3% 9/1/51	(3,000,000)	(3,136,172)
3% 9/1/51	(2,800,000)	(2,927,094)
3% 9/1/51	(4,950,000)	(5,174,683)
3% 9/1/51	(300,000)	(313,617)
3% 9/1/51	(2,800,000)	(2,927,094)
3% 9/1/51	(4,650,000)	(4,861,066)
3% 9/1/51	(1,500,000)	(1,568,086)
3% 9/1/51	(3,100,000)	(3,240,711)
3% 9/1/51	(2,150,000)	(2,247,590)
3% 9/1/51	(2,750,000)	(2,874,824)
3% 9/1/51	(1,300,000)	(1,359,008)
3% 9/1/51	(6,950,000)	(7,265,465)
3% 9/1/51	(1,300,000)	(1,359,008)
3% 9/1/51	(2,200,000)	(2,299,859)
3% 9/1/51	(700,000)	(731,773)
3% 9/1/51	(800,000)	(836,312)
3% 9/1/51	(7,250,000)	(7,579,082)
3% 9/1/51	(2,750,000)	(2,874,824)
3% 9/1/51	(6,950,000)	(7,265,465)
3% 9/1/51	(7,750,000)	(8,101,777)

TOTAL GINNIE MAE		(125,617,502)

Uniform Mortgage Backed Securities
1.5% 9/1/51	(450,000)	(442,329)
1.5% 9/1/51	(550,000)	(540,625)
1.5% 9/1/51	(350,000)	(344,034)
1.5% 9/1/51	(300,000)	(294,886)
1.5% 9/1/51	(50,000)	(49,148)
1.5% 9/1/51	(50,000)	(49,148)
1.5% 9/1/51	(3,900,000)	(3,833,519)
1.5% 9/1/51	(3,900,000)	(3,833,519)
1.5% 9/1/51	(3,900,000)	(3,833,519)
1.5% 9/1/51	(3,900,000)	(3,833,519)
1.5% 9/1/51	(5,200,000)	(5,111,359)
1.5% 9/1/51	(4,600,000)	(4,521,587)
1.5% 9/1/51	(3,650,000)	(3,587,781)
1.5% 9/1/51	(3,550,000)	(3,489,486)
1.5% 9/1/51	(3,450,000)	(3,391,190)
1.5% 9/1/51	(3,600,000)	(3,538,633)
1.5% 9/1/51	(6,450,000)	(6,340,051)
1.5% 9/1/51	(3,850,000)	(3,784,372)
1.5% 9/1/51	(2,350,000)	(2,309,941)
1.5% 9/1/51	(7,000,000)	(6,880,676)
1.5% 9/1/51	(550,000)	(540,625)
1.5% 9/1/51	(7,100,000)	(6,978,971)
1.5% 9/1/51	(2,650,000)	(2,604,827)
1.5% 9/1/51	(1,200,000)	(1,179,544)
1.5% 9/1/51	(3,700,000)	(3,636,929)
1.5% 9/1/51	(4,550,000)	(4,472,439)
1.5% 9/1/51	(450,000)	(442,329)
2% 9/1/51	(4,550,000)	(4,614,803)
2% 9/1/51	(14,050,000)	(14,250,106)
2% 9/1/51	(13,950,000)	(14,148,681)
2% 9/1/51	(8,400,000)	(8,519,636)
2% 9/1/51	(5,650,000)	(5,730,470)
2% 9/1/51	(14,050,000)	(14,250,106)
2% 9/1/51	(14,050,000)	(14,250,106)
2% 9/1/51	(14,300,000)	(14,503,666)
2% 9/1/51	(14,300,000)	(14,503,666)
2% 9/1/51	(7,200,000)	(7,302,545)
2% 9/1/51	(7,200,000)	(7,302,545)
2% 9/1/51	(1,000,000)	(1,014,242)
2% 9/1/51	(6,950,000)	(7,048,985)
2% 9/1/51	(6,950,000)	(7,048,985)
2% 9/1/51	(13,900,000)	(14,097,969)
2% 9/1/51	(14,200,000)	(14,402,242)
2% 9/1/51	(12,850,000)	(13,033,015)
2% 9/1/51	(12,950,000)	(13,134,439)
2% 9/1/51	(15,050,000)	(15,264,348)
2% 9/1/51	(14,750,000)	(14,960,075)
2% 9/1/51	(1,600,000)	(1,622,788)
2% 9/1/51	(1,550,000)	(1,572,076)
2% 9/1/51	(11,550,000)	(11,714,500)
2% 9/1/51	(950,000)	(963,530)
2% 9/1/51	(4,600,000)	(4,665,515)
2% 9/1/51	(12,200,000)	(12,373,757)
2% 9/1/51	(2,700,000)	(2,738,454)
2% 9/1/51	(4,550,000)	(4,614,803)
2% 9/1/51	(4,600,000)	(4,665,515)
2% 9/1/51	(14,300,000)	(14,503,666)
2% 9/1/51	(2,250,000)	(2,282,045)
2% 9/1/51	(14,200,000)	(14,402,242)
2% 9/1/51	(2,200,000)	(2,231,333)
2% 9/1/51	(8,450,000)	(8,570,348)
2% 9/1/51	(5,850,000)	(5,933,318)
2.5% 9/1/51	(7,200,000)	(7,479,001)
2.5% 9/1/51	(7,800,000)	(8,102,252)
2.5% 9/1/51	(375,000)	(389,531)
2.5% 9/1/51	(7,550,000)	(7,842,564)
2.5% 9/1/51	(7,200,000)	(7,479,001)
2.5% 9/1/51	(10,500,000)	(10,906,877)
2.5% 9/1/51	(11,350,000)	(11,789,815)
2.5% 9/1/51	(12,700,000)	(13,192,128)
2.5% 9/1/51	(2,400,000)	(2,493,000)
2.5% 9/1/51	(7,250,000)	(7,530,939)
2.5% 9/1/51	(1,000,000)	(1,038,750)
2.5% 9/1/51	(11,750,000)	(12,205,315)
2.5% 9/1/51	(3,450,000)	(3,583,688)
2.5% 9/1/51	(2,100,000)	(2,181,375)
2.5% 10/1/51	(6,500,000)	(6,738,674)
3% 9/1/51	(7,550,000)	(7,897,418)
3% 9/1/51	(2,300,000)	(2,405,836)
3% 9/1/51	(13,650,000)	(14,278,113)
3% 9/1/51	(13,650,000)	(14,278,113)
3% 9/1/51	(4,100,000)	(4,288,664)
3% 9/1/51	(6,400,000)	(6,694,500)
3% 9/1/51	(400,000)	(418,406)
3% 9/1/51	(4,650,000)	(4,863,973)
3% 9/1/51	(2,150,000)	(2,248,934)
3% 9/1/51	(2,750,000)	(2,876,543)
3% 9/1/51	(1,300,000)	(1,359,820)
3% 9/1/51	(1,300,000)	(1,359,820)
3% 9/1/51	(2,750,000)	(2,876,543)
3% 9/1/51	(6,950,000)	(7,269,808)
3% 9/1/51	(12,500,000)	(13,075,195)
3% 9/1/51	(8,300,000)	(8,681,929)
3% 9/1/51	(4,250,000)	(4,445,566)
3% 9/1/51	(7,750,000)	(8,106,621)
3% 9/1/51	(14,900,000)	(15,585,632)
3% 9/1/51	(15,350,000)	(16,056,339)
3% 9/1/51	(10,350,000)	(10,826,261)
3% 9/1/51	(1,950,000)	(2,039,730)
3% 9/1/51	(1,300,000)	(1,359,820)
3% 9/1/51	(2,750,000)	(2,876,543)
3% 9/1/51	(5,200,000)	(5,439,281)
3% 9/1/51	(2,350,000)	(2,458,137)
3% 9/1/51	(7,100,000)	(7,426,711)
3% 9/1/51	(2,750,000)	(2,876,543)
3% 9/1/51	(2,750,000)	(2,876,543)
3% 9/1/51	(2,950,000)	(3,085,746)
3% 9/1/51	(4,700,000)	(4,916,273)
3% 9/1/51	(5,800,000)	(6,066,890)
3% 10/1/51	(7,550,000)	(7,893,289)
3% 10/1/51	(7,550,000)	(7,893,289)
3% 10/1/51	(5,800,000)	(6,063,719)
3% 10/1/51	(5,800,000)	(6,063,719)
3.5% 9/1/51	(7,750,000)	(8,198,047)
3.5% 9/1/51	(300,000)	(317,344)
3.5% 9/1/51	(2,500,000)	(2,644,531)
3.5% 9/1/51	(1,250,000)	(1,322,266)
3.5% 9/1/51	(100,000)	(105,781)
3.5% 9/1/51	(5,300,000)	(5,606,406)
3.5% 9/1/51	(3,200,000)	(3,385,000)
3.5% 9/1/51	(4,000,000)	(4,231,258)
3.5% 9/1/51	(3,000,000)	(3,173,438)
3.5% 9/1/51	(225,000)	(238,008)
3.5% 9/1/51	(3,600,000)	(3,808,125)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(747,312,887)

TOTAL TBA SALE COMMITMENTS
(Proceeds $872,280,315)		$(872,930,389)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	20	Dec. 2021	$2,669,063	$4,591	$4,591
CBOT 5-Year U.S. Treasury Note Contracts (United States)	20	Dec. 2021	2,474,375	124	124
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	179	Dec. 2021	35,313,344	86,004	86,004
TOTAL PURCHASED					90,719
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2021	133,453	196	196
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,240	Dec. 2021	273,206,875	(157,818)	(157,818)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8	Dec. 2021	989,750	(690)	(690)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	100	Dec. 2021	16,296,875	121,293	121,293
TOTAL SOLD					(37,019)
TOTAL FUTURES CONTRACTS					$53,700

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	68,504,962	USD	80,370,021	BNP Paribas	9/2/21	$517,213
EUR	2,135,767	USD	2,495,511	Jpmorgan Chase Bank, N.A.	9/2/21	26,296
GBP	18,121,351	USD	24,826,251	BNP Paribas	9/2/21	87,889
USD	83,305,693	EUR	70,640,729	Jpmorgan Chase Bank, N.A.	9/2/21	(103,347)
USD	24,991,028	GBP	18,121,351	Citibank N.A.	9/2/21	76,889
USD	80,421,606	EUR	68,504,962	BNP Paribas	10/4/21	(519,952)
USD	24,828,407	GBP	18,121,351	BNP Paribas	10/4/21	(87,876)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(2,888)
					Unrealized Appreciation	708,287
					Unrealized Depreciation	(711,175)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,450,000	$(2,840)	$8,491	$5,651
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,420,000	(2,781)	6,490	3,709
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	3,090,000	(6,051)	8,406	2,355
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	600,000	(1,175)	3,159	1,984

TOTAL CREDIT DEFAULT SWAPS						$(12,847)	$26,546	$13,699

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)(2)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep. 2023	$67,291,000	$64,460	$0	$64,460
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul. 2025	59,390,000	(56,183)	0	(56,183)
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul. 2025	43,930,000	(36,359)	0	(36,359)
1.07%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul. 2025	29,695,000	(30,318)	0	(30,318)
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep. 2026	21,053,000	193,709	0	193,709
1%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep. 2031	2,947,000	80,962	0	80,962
3-month LIBOR	Quarterly	1%	Semi - annual	LCH	Sep. 2031	948,000	(27,322)	0	(27,322)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep. 2051	939,000	80,003	0	80,003
3-month LIBOR	Quarterly	1.77%	Semi - annual	CME	Jul. 2053	4,960,000	5,822	0	5,822
3-month LIBOR	Quarterly	1.79%	Semi - annual	CME	Jul. 2053	3,675,000	4,364	0	4,364
3-month LIBOR	Quarterly	1.81%	Semi - annual	CME	Jul. 2053	2,480,000	14,824	0	14,824

TOTAL INTEREST RATE SWAPS							$293,962	$0	$293,962

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (3) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (4) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,663,367,198 or 5.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Level 3 security

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $985,672.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,448,943.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $105,889.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (o) The coupon rate will be determined upon settlement of the loan after period end.

 (p) Affiliated Fund

 (q) Security or a portion of the security is on loan at period end.

 (r) Security is perpetual in nature with no stated maturity date.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) The rate quoted is the annualized seven-day yield of the fund at period end.

 (u) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$499,673,965	$1,140,106,541	$733,880,531	$173,267	$--	$--	$905,899,975	1.4%
Fidelity Securities Lending Cash Central Fund 0.06%	815,150,050	3,042,143,907	3,421,936,892	1,286,328	--	--	435,357,065	1.3%
Total	$1,314,824,015	$4,182,250,448	$4,155,817,423	$1,459,595	$--	$--	$1,341,257,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	$289,245,261	$1,665,178,107	$1,461,362,377	$31,905	$--	$--	$493,060,991
Fidelity SAI Long-Term Treasury Bond Index Fund	--	425,625,929	--	636,126	--	(133,468)	425,492,461
Fidelity SAI Total Bond Fund	6,210,522,165	72,989,034	10,000,000	72,988,347	(229,446)	71,397,451	6,344,679,204
Fidelity SAI U.S. Treasury Bond Index Fund	443,836,473	461,538,722	--	3,538,739	--	10,068,721	915,443,916
Fidelity U.S. Bond Index Fund	90,464,916	218,495,934	10,000,000	1,534,661	(348,923)	2,366,825	300,978,752
Total	$7,034,068,815	$2,843,827,726	$1,481,362,377	$78,729,778	$(578,369)	$83,699,529	$8,479,655,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,976,999,441	$--	$4,969,299,441	$7,700,000
U.S. Government and Government Agency Obligations	4,153,721,550	--	4,153,721,550	--
U.S. Government Agency - Mortgage Securities	4,444,916,812	--	4,444,916,812	--
Asset-Backed Securities	995,629,580	--	995,629,580	--
Collateralized Mortgage Obligations	311,070,354	--	311,070,354	--
Commercial Mortgage Securities	992,581,831	--	992,581,831	--
Municipal Securities	103,103,019	--	103,103,019	--
Foreign Government and Government Agency Obligations	96,732,299	--	96,732,299	--
Bank Loan Obligations	70,758,508	--	70,758,508	--
Bank Notes	9,143,553	--	9,143,553	--
Fixed-Income Funds	30,514,761,923	30,514,761,923	--	--
Preferred Securities	79,059,322	--	79,059,322	--
Money Market Funds	1,985,392,180	1,985,392,180	--	--
Total Investments in Securities:	$48,733,870,372	$32,500,154,103	$16,226,016,269	$7,700,000
Derivative Instruments:
Assets
Futures Contracts	$212,208	$212,208	$--	$--
Forward Foreign Currency Contracts	708,287	--	708,287	--
Swaps	444,144	--	444,144	--
Total Assets	$1,364,639	$212,208	$1,152,431	$--
Liabilities
Futures Contracts	$(158,508)	$(158,508)	$--	$--
Forward Foreign Currency Contracts	(711,175)	--	(711,175)
Swaps	(163,029)	--	(163,029)	--
Total Liabilities	$(1,032,712)	$(158,508)	$(874,204)	$--
Total Derivative Instruments:	$331,927	$53,700	$278,227	$--
Other Financial Instruments:
TBA Sale Commitments	$(872,930,389)	$--	$(872,930,389)	$--
Total Other Financial Instruments:	$(872,930,389)	$--	$(872,930,389)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(12,847)
Total Credit Risk	0	(12,847)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	708,287	(711,175)
Total Foreign Exchange Risk	708,287	(711,175)
Interest Rate Risk
Futures Contracts(c)	212,208	(158,508)
Swaps(d)	444,144	(150,182)
Total Interest Rate Risk	656,352	(308,690)
Total Value of Derivatives	$1,364,639	$(1,032,712)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (c) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $423,540,414) — See accompanying schedule: Unaffiliated issuers (cost $37,882,442,806)	$38,912,958,008
Fidelity Central Funds (cost $1,341,253,394)	1,341,257,040
Other affiliated issuers (cost $8,091,121,744)	8,479,655,324
Total Investment in Securities (cost $47,314,817,944)		$48,733,870,372
Segregated cash with brokers for derivative instruments		2,143,000
Cash		1,011,934
Foreign currency held at value (cost $193,452)		191,956
Receivable for investments sold
Regular delivery		7,994,894
Delayed delivery		751,716,473
Receivable for TBA sale commitments		872,280,315
Unrealized appreciation on forward foreign currency contracts		708,287
Receivable for fund shares sold		15,334,178
Dividends receivable		1,069,618
Interest receivable		72,157,293
Distributions receivable from Fidelity Central Funds		96,727
Receivable for daily variation margin on centrally cleared OTC swaps		1,413,069
Prepaid expenses		75,262
Other receivables		482,992
Total assets		50,460,546,370
Liabilities
Payable for investments purchased
Regular delivery	$123,171,401
Delayed delivery	3,161,208,916
TBA sale commitments, at value	$872,930,389
Unrealized depreciation on forward foreign currency contracts	711,175
Payable for fund shares redeemed	16,469,258
Distributions payable	3,493,328
Bi-lateral OTC swaps, at value	12,847
Accrued management fee	1,155,106
Payable for daily variation margin on futures contracts	110,754
Other payables and accrued expenses	1,139,078
Collateral on securities loaned	435,357,065
Total liabilities		4,615,759,317
Net Assets		$45,844,787,053
Net Assets consist of:
Paid in capital		$44,396,296,860
Total accumulated earnings (loss)		1,448,490,193
Net Assets		$45,844,787,053
Net Asset Value, offering price and redemption price per share ($45,844,787,053 ÷ 4,163,897,810 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$269,373,999
Affiliated issuers		78,641,818
Interest		144,000,277
Income from Fidelity Central Funds (including $1,286,328 from security lending)		1,459,595
Total income		493,475,689
Expenses
Management fee	$60,921,434
Custodian fees and expenses	118,033
Independent trustees' fees and expenses	163,414
Registration fees	828,010
Audit	39,231
Legal	47,229
Miscellaneous	133,808
Total expenses before reductions	62,251,159
Expense reductions	(54,263,479)
Total expenses after reductions		7,987,680
Net investment income (loss)		485,488,009
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,762,360)
Affiliated issuers	(578,369)
Forward foreign currency contracts	1,945,748
Foreign currency transactions	288,153
Futures contracts	11,390,242
Swaps	(602,143)
Written options	(106,069)
Capital gain distributions from underlying funds:
Unaffiliated issuers	29,696,474
Affiliated issuers	87,960
Total net realized gain (loss)		9,359,636
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	327,545,157
Affiliated issuers	83,699,529
Forward foreign currency contracts	(30,235)
Assets and liabilities in foreign currencies	(76,930)
Futures contracts	1,188,617
Swaps	631,118
Written options	853,446
Delayed delivery commitments	(321,106)
Total change in net unrealized appreciation (depreciation)		413,489,596
Net gain (loss)		422,849,232
Net increase (decrease) in net assets resulting from operations		$908,337,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$485,488,009	$1,039,722,572
Net realized gain (loss)	9,359,636	1,562,646,711
Change in net unrealized appreciation (depreciation)	413,489,596	(1,242,447,959)
Net increase (decrease) in net assets resulting from operations	908,337,241	1,359,921,324
Distributions to shareholders	(761,297,944)	(1,992,768,826)
Share transactions
Proceeds from sales of shares	5,803,636,293	7,744,921,184
Reinvestment of distributions	739,587,665	1,942,678,899
Cost of shares redeemed	(2,351,736,534)	(13,889,572,514)
Net increase (decrease) in net assets resulting from share transactions	4,191,487,424	(4,201,972,431)
Total increase (decrease) in net assets	4,338,526,721	(4,834,819,933)
Net Assets
Beginning of period	41,506,260,332	46,341,080,265
End of period	$45,844,787,053	$41,506,260,332
Other Information
Shares
Sold	532,150,693	690,530,666
Issued in reinvestment of distributions	68,065,043	172,992,449
Redeemed	(215,619,508)	(1,247,267,147)
Net increase (decrease)	384,596,228	(383,744,032)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.13	$10.38	$10.38	$10.50	$10.40
Income from Investment Operations
Net investment income (loss)B	.122	.286	.354	.324	.270	.300
Net realized and unrealized gain (loss)	.103	.116	.796	(.009)	(.106)	.174
Total from investment operations	.225	.402	1.150	.315	.164	.474
Distributions from net investment income	(.112)	(.292)	(.350)	(.309)	(.270)	(.297)
Distributions from net realized gain	(.083)	(.260)	(.050)	(.006)	(.014)	(.077)
Total distributions	(.195)	(.552)	(.400)	(.315)	(.284)	(.374)
Net asset value, end of period	$11.01	$10.98	$11.13	$10.38	$10.38	$10.50
Total ReturnC,D	2.09%	3.59%	11.25%	3.10%	1.54%	4.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G	.28%	.28%	.30%	.31%	.31%
Expenses net of fee waivers, if any	.04%G	.03%	.03%	.05%	.06%	.06%
Expenses net of all reductions	.04%G	.03%	.03%	.05%	.06%	.06%
Net investment income (loss)	2.22%G	2.54%	3.28%	3.15%	2.55%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$45,844,787	$41,506,260	$46,341,080	$38,032,654	$35,706,144	$30,150,207
Portfolio turnover rateH	108%G	109%	65%	78%	45%	52%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Core Income Fund	$482,992

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,706,091,070
Gross unrealized depreciation	(287,681,936)
Net unrealized appreciation (depreciation)	$1,418,409,134
Tax cost	$47,315,169,637

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	(120,642)	124,265
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,945,748	(30,235)
Interest Rate Risk
Futures Contracts	11,390,242	1,188,617
Purchased Options	(61,892)	(45,267)
Written Options	(106,069)	853,446
Swaps	(481,501)	506,853
Total Interest Rate Risk	10,740,780	2,503,649
Totals	$12,565,886	$2,597,679

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	16,247,115,395	13,246,763,548

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and TCW Investment Management LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Core Income Fund	105,516

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Core Income Fund	$38,422

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $ 54,260,412.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $7 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,060.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	18%
Fidelity SAI Total Bond Fund	35%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Strategic Advisers Core Income Fund	.04%
Actual		$1,000.00	$1,020.90	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SSC-SANN-1021
1.912889.111

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Subadvisory Agreement

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2021

(excluding cash equivalents)	% of fund's net assets
Fidelity Advisor Emerging Markets Fund - Class Z	7.0
Fidelity SAI Emerging Markets Low Volatility Index Fund	5.7
Fidelity SAI Emerging Markets Value Index Fund	5.4
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0
Fidelity SAI Emerging Markets Index Fund	3.7
Tencent Holdings Ltd.	3.4
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	3.1
Samsung Electronics Co. Ltd.	2.9
Invesco Developing Markets Fund Class R6	2.4
Aberdeen Emerging Markets Fund Institutional Service Class	2.2
39.8

Top Five Market Sectors as of August 31, 2021

(stocks only)	% of fund's net assets
Information Technology	13.9
Financials	12.1
Consumer Discretionary	10.2
Communication Services	5.9
Materials	4.0

Geographic Diversification (% of fund's net assets)

As of August 31, 2021
United States of America*	43.6%
Cayman Islands	12.5%
Taiwan	8.6%
Korea (South)	8.0%
China	5.9%
India	5.8%
Brazil	3.7%
Russia	1.8%
South Africa	1.7%
Other	8.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Common Stocks	55.3%
Preferred Stocks	1.9%
Diversifed Emerging Markets Funds	34.2%
Other	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.3%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 0.2%
Hellenic Telecommunications Organization SA	129,032	$2,538,988
KT Corp.	196,383	5,552,732
LG Uplus Corp.	525,384	6,369,500
Saudi Telecom Co.	94,675	3,407,664
Telkom SA Ltd. (a)	405,832	1,068,622
		18,937,506
Entertainment - 0.9%
Bilibili, Inc.:
ADR (a)	207,532	16,650,292
Class Z (a)	103,120	8,215,122
FriendTimes, Inc.	248,252	45,326
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	20,389	1,156,966
Gravity Co. Ltd. ADR (a)	1,120	112,336
HUYA, Inc. ADR (a)(b)	41,326	441,775
IGG, Inc.	421,000	403,275
International Games Systems Co. Ltd.	174,000	4,177,611
NCSOFT Corp.	7,992	4,551,469
NetDragon WebSoft, Inc.	152,000	340,060
NetEase, Inc.	17,900	342,674
NetEase, Inc. ADR	358,157	34,891,655
NHN Corp. (a)	2,843	173,194
Sea Ltd. ADR (a)	41,446	14,022,011
TEN Square Games SA	1,452	194,477
Tencent Music Entertainment Group ADR (a)	108,400	958,256
Webzen, Inc. (a)	16,665	390,416
Workpoint Entertainment PCL NVDR	188,500	130,866
		87,197,781
Interactive Media & Services - 4.5%
Autohome, Inc. ADR Class A	140,300	6,209,678
Baidu, Inc.:
Class A	97,456	1,914,673
sponsored ADR(a)	63,676	9,998,406
Kakao Corp.	19,608	2,622,510
Kuaishou Technology Class B (c)	290,000	3,150,776
Mail.Ru Group Ltd. GDR (Reg. S) (a)	129,792	2,611,415
NAVER Corp.	133,249	50,475,501
Sohu.Com Ltd. ADR (a)	3,439	80,473
Tencent Holdings Ltd.	5,538,972	342,102,415
Tongdao Liepin Group (a)	1,213,800	2,150,597
Yandex NV Series A (a)	536,767	41,277,382
		462,593,826
Media - 0.0%
Astro Malaysia Holdings Bhd	193,200	50,194
Cheil Worldwide, Inc.	31,153	620,961
China South Publishing & Media Group Co. Ltd. (A Shares)	60,765	81,826
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	922,641	1,479,493
Cyfrowy Polsat SA	14,739	140,688
Focus Media Information Technology Co. Ltd. (A Shares)	983,700	1,094,743
Korea Business News Co. Ltd.	8,585	55,707
Media Prima Bhd (a)	364,400	46,021
Shandong Publishing & Media Co. Ltd. (A Shares)	206,000	178,238
Woongjin Holdings Co. Ltd.	38,650	124,397
		3,872,268
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
Series L	4,234,000	4,167,804
Series L sponsored ADR	160,329	3,136,035
Bharti Airtel Ltd.	2,030,534	18,483,312
MTN Group Ltd. (a)	247,060	2,269,525
SK Telecom Co. Ltd.	3,715	955,610
Turkcell Iletisim Hizmet A/S	594,924	1,172,465
VEON Ltd. sponsored ADR (a)	201,858	442,069
		30,626,820

TOTAL COMMUNICATION SERVICES		603,228,201

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.3%
Anhui Zhongding Sealing Parts Co. Ltd. (A Shares)	376,840	1,039,406
Balkrishna Industries Ltd.	50,806	1,598,260
Changchun Faway Automobile Components Co. Ltd. (A Shares)	187,754	267,361
Chaowei Power Holdings Ltd.	68,000	21,071
Cheng Shin Rubber Industry Co. Ltd.	180,000	242,443
DTR Automotive Corp.	1,408	58,864
Fras-Le SA	12,400	37,650
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,217,433	9,026,118
Hankook Tire Co. Ltd.	29,749	1,196,218
Huayu Automotive Systems Co. Ltd. (A Shares)	2,302,098	8,266,701
Hwa Shin Co. Ltd.	19,062	145,238
Hyundai Mobis	18,136	4,342,668
MAHLE Metal Leve SA	72,228	552,591
Mando Corp. (a)	4,875	255,338
Nexteer Auto Group Ltd.	506,000	569,925
Ningbo Huaxiang Electronic Co. Ltd. (A Shares)	224,686	801,966
Somboon Advance Technology PCL unit	71,100	46,276
Sri Trang Agro-Industry PCL	1,675,800	1,973,668
Tianneng Power International Ltd. (b)	1,495,826	2,000,217
Tupy SA	18,900	81,437
Yoo Sung Enterprise	12,624	38,071
		32,561,487
Automobiles - 1.3%
Bajaj Auto Ltd.	238,049	12,164,480
BYD Co. Ltd. (H Shares)	134,000	4,504,962
Dongfeng Motor Group Co. Ltd. (H Shares)	2,272,000	2,488,919
Eicher Motors Ltd.	135,200	4,965,451
Great Wall Motor Co. Ltd. (H Shares)	4,558,500	20,983,009
Hyundai Motor Co.	53,957	9,893,704
Kia Corp.	364,531	26,768,016
Li Auto, Inc. ADR (a)	442,100	13,643,206
Loncin Motor Co. Ltd.	295,300	170,945
Maruti Suzuki India Ltd.	141,228	13,253,568
PT Astra International Tbk	7,696,200	2,819,467
SAIC Motor Corp. Ltd. (A Shares)	1,657,613	4,956,906
Tofas Turk Otomobil Fabrikasi A/S	52,674	266,141
UMW Holdings Bhd	79,400	60,357
XPeng, Inc.:
ADR (a)	394,600	16,770,500
Class A	165,400	3,400,531
		137,110,162
Distributors - 0.0%
Inter Cars SA	261	27,666
Xinhua Winshare Publishing and Media Co. Ltd.	178,000	124,732
		152,398
Diversified Consumer Services - 0.0%
Human Soft Holding Co. KSCC	24,130	272,917
New Oriental Education & Technology Group, Inc. sponsored ADR	521,500	1,178,590
Visang Education, Inc.	8,025	68,623
YDUQS Participacoes SA	385,998	1,910,283
		3,430,413
Hotels, Restaurants & Leisure - 0.8%
Huazhu Group Ltd. ADR (a)	147,479	7,121,761
Jiumaojiu International Holdings Ltd. (c)	681,000	2,285,338
MakeMyTrip Ltd. (a)	45,188	1,166,754
Sands China Ltd. (a)	2,080,722	6,684,525
Shangri-La Asia Ltd. (a)	3,668,000	3,225,880
Songcheng Performance Development Co. Ltd. (A Shares)	2,454,441	5,804,922
Tongcheng-Elong Holdings Ltd. (a)	1,945,600	4,527,880
Trip.com Group Ltd. ADR (a)	355,909	10,851,665
Yum China Holdings, Inc.	16,250	1,000,810
Yum China Holdings, Inc.	567,425	34,930,683
		77,600,218
Household Durables - 0.9%
Ecovacs Robotics Co. Ltd. Class A	149,921	3,403,952
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	775,331	4,932,299
Haier Smart Home Co. Ltd. (A Shares)	2,285,822	9,573,938
Hisense Home Appliances Group Co. Ltd. (H Shares)	27,000	31,695
LG Electronics, Inc.	148,700	18,220,130
Midea Group Co. Ltd. (A Shares)	3,988,792	40,747,949
Q Technology (Group) Co. Ltd. (a)	192,000	336,727
Skyworth Group Ltd. (a)	2,127,457	664,706
TCL Electronics Holdings Ltd.	591,000	313,074
Viomi Technology Co. Ltd. ADR Class A (a)(b)	71,922	365,364
Zhejiang Supor Cookware Co. Ltd.	1,067,907	8,064,634
		86,654,468
Internet & Direct Marketing Retail - 4.8%
Alibaba Group Holding Ltd. (a)	2,381,092	49,859,096
Alibaba Group Holding Ltd. sponsored ADR (a)	1,097,732	183,310,267
Americanas SA (a)	720,246	5,761,077
Baozun, Inc.:
Class A (a)	42,500	331,873
sponsored ADR (a)	2,057	49,533
Coupang, Inc. Class A (a)(b)	186,330	5,582,447
D-MARKET Electronic Services & Trading ADR	239,315	2,091,613
JD Health International, Inc. (c)	722,050	6,712,253
JD.com, Inc.:
Class A (a)	399,330	15,694,299
sponsored ADR (a)	1,111,171	87,293,594
Leju Holdings Ltd. ADR (a)	9,926	14,492
Meituan Class B (a)(c)	1,833,000	58,609,390
MercadoLibre, Inc. (a)	12,161	22,710,059
momo.com, Inc.	71,700	4,446,250
Naspers Ltd. Class N	44,057	7,601,554
Ozon Holdings PLC ADR	50,343	2,650,056
PChome Online, Inc.	59,000	230,402
Pinduoduo, Inc. ADR (a)	260,300	26,035,206
Prosus NV	162,941	14,422,808
Vipshop Holdings Ltd. ADR (a)	54,410	804,724
		494,210,993
Leisure Products - 0.0%
Bafang Electric Suzhou Co. Ltd. (A Shares)	60,928	2,012,104
Goodbaby International Holdings Ltd. (a)	214,000	35,495
Xiamen Comfort Science & Technology Group Co. Ltd. (A Shares)	110,100	250,169
		2,297,768
Multiline Retail - 0.3%
El Puerto de Liverpool S.A.B. Dcv Class C	28,077	124,490
Falabella SA	54,422	215,551
Lojas Renner SA	1,985,960	14,617,784
Magazine Luiza SA	1,368,979	4,829,074
Pepco Group NV (a)(c)	541,726	7,609,326
Savezon I&C Corp.	11,337	33,799
Shinsegae Co. Ltd.	1,551	360,011
Woolworths Holdings Ltd.	59,920	262,553
		28,052,588
Specialty Retail - 0.4%
Bermaz Auto Bhd	91,200	35,760
Cashbuild Ltd.	1,161	22,737
China Harmony Auto Holding Ltd.	321,500	181,058
China Yongda Automobiles Services Holdings Ltd.	259,000	434,250
Dogus Otomotiv Servis ve Ticaret A/S	27,632	93,031
Fawaz Abdulaziz Al Hokair & Co. (a)	57,800	343,653
Foschini Group Ltd./The (a)	292,800	3,009,382
Lewis Group Ltd.	11,913	34,953
LOTTE Hi-Mart Co. Ltd.	289	7,818
Motus Holdings Ltd.	73,393	467,502
Mr Price Group Ltd.	608,009	9,121,234
Petrobras Distribuidora SA	291,100	1,530,713
Pop Mart International Group Ltd. (c)	206,600	1,560,634
Pou Sheng International (Holdings) Ltd. (a)	291,000	58,743
Saudi Co. for Hardware CJSC	29,022	498,311
Shan-Loong Transportation Co. Ltd.	56,000	71,681
Shinsegae International Co. Ltd.	1,095	187,082
SSI Group, Inc. (a)	143,000	3,313
United Electronics Co.	55,933	2,132,514
Zhongsheng Group Holdings Ltd. Class H	2,668,000	22,297,797
		42,092,166
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	7,182	2,547,860
Anta Sports Products Ltd.	662,000	13,618,860
Cabbeen Fashion Ltd.	84,000	36,722
CECEP COSTIN New Materials Group Ltd. (a)(d)	741,000	28,583
China Lilang Ltd.	55,756	34,841
ECLAT Textile Co. Ltd.	363,000	7,310,927
Fila Holdings Corp.	37,177	1,440,366
Filatex India Ltd. (a)	68,988	85,536
Huvis Corp.	9,132	81,950
Hyosung TNC Co. Ltd.	7,073	4,742,167
JNBY Design Ltd.	295,720	702,660
KPR Mill Ltd.	4,147	100,786
LG Fashion Corp.	7,144	113,426
Li Ning Co. Ltd.	5,346,000	71,830,356
Mirza International Ltd. (a)	85,473	67,897
Monte Carlo Fashions Ltd. (a)	10,276	49,513
Pou Chen Corp.	787,000	937,650
Rupa & Co. Ltd.	20,832	123,848
Shenzhou International Group Holdings Ltd.	1,340,100	29,048,178
Sutlej Textiles & Industries Ltd.	12,472	10,651
Vardhman Textiles Ltd. (a)	183	4,621
Weiqiao Textile Co. Ltd. (H Shares)	139,556	51,678
Welspun India Ltd. (a)	290,155	504,732
XTEP International Holdings Ltd.	251,000	427,937
Zhejiang Semir Garment Co. Ltd. (A Shares)	431,700	632,111
		134,533,856

TOTAL CONSUMER DISCRETIONARY		1,038,696,517

CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	76,625	4,699,583
Arca Continental S.A.B. de CV	155,532	1,001,851
Beijing Yanjing Brewery Co. Ltd. (A Shares)	1,526,870	1,576,334
Budweiser Brewing Co. APAC Ltd. (c)	1,746,100	4,368,926
China Resources Beer Holdings Co. Ltd.	1,652,000	13,594,173
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	88,548	7,677,997
Heineken NV (Bearer)	119,312	13,059,358
Kweichow Moutai Co. Ltd. (A Shares)	88,174	21,263,190
Thai Beverage PCL	17,314,300	8,757,279
Wuliangye Yibin Co. Ltd. (A Shares)	234,901	7,333,135
		83,331,826
Food & Staples Retailing - 1.0%
Atacadao SA	1,301,200	4,567,336
Bid Corp. Ltd. (a)	71,316	1,570,437
Bim Birlesik Magazalar A/S JSC	476,211	4,114,202
Clicks Group Ltd.	198,405	4,132,479
CP ALL PCL (For. Reg.)	9,288,900	18,713,110
Magnit OJSC	52,655	3,989,726
President Chain Store Corp.	537,000	5,543,589
Raia Drogasil SA	3,308,972	16,356,719
Sendas Distribuidora SA	407,000	1,323,136
Shoprite Holdings Ltd.	806,883	10,212,232
Wal-Mart de Mexico SA de CV Series V	6,248,509	22,232,546
X5 Retail Group NV GDR (Reg. S)	195,159	6,465,618
Yifeng Pharmacy Chain Co. Ltd.	440,978	3,538,363
		102,759,493
Food Products - 1.2%
Angel Yeast Co. Ltd. (A Shares)	742,000	4,601,969
AVI Ltd.	402,650	2,106,073
Charoen Pokphand Foods PCL (For. Reg.)	1,156,500	967,782
China Mengniu Dairy Co. Ltd.	12,173,496	73,174,490
Dwarikesh Sugar Industries Ltd.	174,073	168,463
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	148,500	781,724
JBS SA	2,539,329	15,307,280
Marfrig Global Foods SA	274,386	1,087,292
Minerva SA	62,300	100,725
PT Japfa Comfeed Indonesia Tbk	1,180,600	149,825
SLC Agricola SA	141,300	1,113,283
Tata Consumer Products Ltd.	144,212	1,709,862
Uni-President China Holdings Ltd.	140,000	132,666
Unified-President Enterprises Corp.	5,014,000	13,107,904
Universal Robina Corp.	1,138,040	3,457,221
		117,966,559
Household Products - 0.0%
Hindustan Unilever Ltd.	20,645	770,915
Opple Lighting Co. Ltd. (A Shares)	57,064	202,617
		973,532
Personal Products - 0.6%
AMOREPACIFIC Corp.	24,310	4,772,199
Colgate-Palmolive Ltd.	49,248	1,143,119
Dabur India Ltd.	44,657	380,452
Emami Ltd.	10,684	87,463
LG Household & Health Care Ltd.	24,676	31,108,362
Natura & Co. Holding SA (a)	2,446,058	24,418,951
Organic Tea Cosmetics Holdings Co. Ltd. (a)	4,513	2,847
Proya Cosmetics Co. Ltd. (A Shares)	56,300	1,369,789
		63,283,182
Tobacco - 0.0%
ITC Ltd.	280,801	813,330

TOTAL CONSUMER STAPLES		369,127,922

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd. warrants 4/16/23 (a)(d)	5,020,014	5,862
Offshore Oil Enginering Co. Ltd. (A Shares)	1,070,200	752,040
Yantai Jereh Oilfield Services (A Shares)	1,108,072	6,321,843
		7,079,745
Oil, Gas & Consumable Fuels - 2.1%
Aldrees Petroleum and Transport Services Co.	4,834	88,542
Anhui Hengyan Coal Industry & Electricity Power Co. Ltd. (A Shares)	2,504,500	2,988,793
China Coal Energy Co. Ltd. (H Shares)	4,901,000	3,503,663
China Merchants Energy Shipping Co. Ltd. (A Shares)	4,172,760	2,803,068
China Petroleum & Chemical Corp. (H Shares)	32,646,000	15,707,221
Empresas COPEC SA	719,063	6,689,369
Gazprom OAO sponsored ADR (Reg. S)	1,517,353	12,600,099
Grupa Lotos SA	6,853	104,204
Hindustan Petroleum Corp. Ltd.	643,806	2,352,794
Indian Oil Corp. Ltd.	1,315,262	1,998,558
Lukoil PJSC	165,638	14,162,082
Lukoil PJSC sponsored ADR	364,875	30,926,805
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	136,011	1,115,278
Novatek PJSC GDR (Reg. S)	157,767	37,390,779
Oil & Natural Gas Corp. Ltd.	980,532	1,620,309
PetroChina Co. Ltd. (H Shares)	20,438,000	8,927,727
Petronet LNG Ltd.	1,375,049	4,290,019
Polish Oil & Gas Co. SA	1,350,590	2,221,510
PT Adaro Energy Tbk	1,702,400	150,396
PT Indo Tambangraya Megah Tbk	67,100	75,274
PTT PCL (For. Reg.)	2,994,800	3,550,321
Rabigh Refining & Petrochemical Co. (a)	931,805	6,116,469
Reliance Industries Ltd.	1,317,009	40,767,143
Reliance Industries Ltd. sponsored GDR (c)	99,000	6,123,150
Rosneft Oil Co. OJSC	1,004,042	7,319,822
Saudi Arabian Oil Co.	145,159	1,360,370
Susco Public Co. Ltd. unit	49,300	5,165
Tatneft PAO sponsored ADR	28,136	1,120,938
Tsakos Energy Navigation Ltd.	3,003	22,823
		216,102,691

TOTAL ENERGY		223,182,436

FINANCIALS - 11.3%
Banks - 7.6%
Absa Group Ltd.	1,024,128	11,142,823
Abu Dhabi Commercial Bank PJSC	388,270	793,844
Agricultural Bank of China Ltd. (H Shares)	5,158,980	1,731,279
Al Rajhi Bank	991,242	31,978,106
Alpha Bank AE (a)	1,551,672	2,153,677
Axis Bank Ltd. (a)	1,201,359	12,952,103
Banco do Brasil SA	480,959	2,830,429
Banco Santander Chile sponsored ADR	440,010	9,262,211
Bank Albilad (a)	198,539	2,262,922
Bank Millennium SA (a)	95,055	163,796
Bank of Communications Co. Ltd. (H Shares)	4,195,703	2,411,432
Bank Polska Kasa Opieki SA	56,940	1,593,663
BNK Financial Group, Inc.	49,906	334,169
Capitec Bank Holdings Ltd.	133,033	17,379,346
China CITIC Bank Corp. Ltd. (H Shares)	4,095,000	1,884,949
China Construction Bank Corp. (H Shares)	65,324,000	47,069,740
China Everbright Bank Co. Ltd. (H Shares)	1,519,900	545,233
China Merchants Bank Co. Ltd. (H Shares)	3,793,000	31,334,210
CIMB Group Holdings Bhd	2,889,500	3,412,905
Commercial International Bank SAE sponsored GDR	2,462,256	7,152,854
Credicorp Ltd. (United States)	96,400	10,279,132
CTBC Financial Holding Co. Ltd.	6,847,000	5,694,280
DGB Financial Group Co. Ltd.	16,476	129,374
E.SUN Financial Holdings Co. Ltd.	8,579,450	8,251,857
EFG Eurobank Ergasias SA (a)	1,523,419	1,451,613
First Abu Dhabi Bank PJSC	2,392,184	11,071,459
Grupo Financiero Banorte S.A.B. de CV Series O	5,862,547	38,700,283
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	320,573	306,942
Gulf Bank	829,317	661,909
Habib Bank Ltd.	282,507	212,623
Hana Financial Group, Inc.	649,010	25,228,902
HDFC Bank Ltd.	2,480,949	53,780,932
HDFC Bank Ltd. sponsored ADR	210,661	16,496,863
ICICI Bank Ltd.	3,030,837	29,705,718
ICICI Bank Ltd. sponsored ADR	1,993,542	39,113,294
Industrial & Commercial Bank of China Ltd. (H Shares)	60,906,310	33,917,174
KakaoBank Corp. (a)	5,023	363,645
Kasikornbank PCL NVDR	3,319,300	12,653,770
KB Financial Group, Inc.	528,508	24,053,168
Komercni Banka A/S (a)	111,281	4,277,484
Kotak Mahindra Bank Ltd. (a)	473,640	11,386,033
Malayan Banking Bhd	1,130,418	2,284,222
mBank SA (a)	648	62,767
National Bank of Greece SA (a)	3,812,037	11,531,723
Nedbank Group Ltd.	181,193	2,307,595
Nova Ljubljanska banka d.d. unit	819,776	13,502,910
OTP Bank PLC (a)	551,562	33,304,969
Powszechna Kasa Oszczednosci Bank SA (a)	448,849	4,927,771
PT Bank Bukopin Tbk (a)	5,600	186
PT Bank Central Asia Tbk	7,603,700	17,459,855
PT Bank Mandiri (Persero) Tbk	42,726,400	18,265,144
PT Bank Rakyat Indonesia Tbk	16,579,700	4,568,499
Qatar National Bank SAQ (a)	241,753	1,272,839
Santander Bank Polska SA	5,279	416,239
Saudi Investment Bank/The	64,122	279,691
Sberbank of Russia	471,385	2,117,037
Sberbank of Russia	4,063,081	18,231,853
Sberbank of Russia sponsored ADR	3,216,479	57,398,068
Shinhan Financial Group Co. Ltd.	628,122	20,934,867
Siam Commercial Bank PCL (For. Reg.)	2,140,000	7,063,691
Sinopac Holdings Co.	3,628,000	1,869,359
Standard Bank Group Ltd.	416,846	4,267,390
State Bank of India	2,461,876	14,377,901
Taishin Financial Holdings Co. Ltd.	1,101,000	770,334
TCS Group Holding PLC GDR	189,381	16,722,342
The Saudi National Bank	553,080	8,965,597
TISCO Financial Group PCL	602,300	1,754,725
United Bank Ltd.	280,158	203,664
Woori Financial Group, Inc.	181,129	1,758,299
Yapi ve Kredi Bankasi A/S	244,422	77,590
		782,823,273
Capital Markets - 0.3%
Alexander Forbes Group Holdings Ltd.	888	245
B3 SA - Brasil Bolsa Balcao	4,337,040	11,801,298
Boursa Kuwait Securities Co. KPSC	76,300	423,748
East Money Information Co. Ltd. (A Shares)	239,500	1,147,325
Hong Kong Exchanges and Clearing Ltd.	136,400	8,607,592
Kiwoom Securities Co. Ltd.	2,237	227,772
Korea Investment Holdings Co. Ltd.	60,259	4,955,266
Noah Holdings Ltd. sponsored ADR (a)	34,004	1,325,476
VLS Finance Ltd.	24,557	66,517
XP, Inc. Class A (a)	70,664	3,437,804
		31,993,043
Consumer Finance - 0.4%
360 DigiTech, Inc. ADR (a)	152,580	3,478,824
AEON Credit Service Bhd	2,000	5,802
Bajaj Finance Ltd.	40,051	4,131,043
Commercial Facilities Co. SAK	58,234	38,926
Kaspi.KZ JSC:
unit (c)	50,616	5,790,470
unit	69,699	7,973,566
Kruk SA	4,717	390,400
Samsung Card Co. Ltd.	17,668	519,869
Shriram Transport Finance Co. Ltd.	783,679	14,531,433
		36,860,333
Diversified Financial Services - 0.5%
Chailease Holding Co. Ltd.	1,606,268	15,478,392
FirstRand Ltd.	5,165,118	22,006,309
Meritz Financial Holdings Co.	5,647	140,090
Rec Ltd.	1,021,326	2,123,825
Yuanta Financial Holding Co. Ltd.	16,703,960	15,099,761
		54,848,377
Insurance - 2.0%
AIA Group Ltd.	6,893,584	82,314,406
Cathay Financial Holding Co. Ltd.	360,000	775,817
China Life Insurance Co. Ltd. (H Shares)	5,888,000	9,872,726
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,122,600	5,976,887
China Taiping Insurance Group Ltd.	1,238,600	1,809,140
Fubon Financial Holding Co. Ltd.	3,701,000	11,374,928
HDFC Standard Life Insurance Co. Ltd. (c)	204,930	2,016,264
Hyundai Fire & Marine Insurance Co. Ltd.	49,606	1,095,787
ICICI Lombard General Insurance Co. Ltd. (c)	26,092	570,332
PICC Property & Casualty Co. Ltd. (H Shares)	11,168,000	10,094,702
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,465,500	42,319,819
Porto Seguro SA	367,969	4,068,382
Powszechny Zaklad Ubezpieczen SA	698,693	7,406,221
Samsung Fire & Marine Insurance Co. Ltd.	63,119	12,308,942
Sanlam Ltd.	2,396,896	10,632,887
Sul America SA unit	231,520	1,314,132
		203,951,372
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	1,006,713	38,618,886
LIC Housing Finance Ltd.	1,548,355	8,537,591
		47,156,477

TOTAL FINANCIALS		1,157,632,875

HEALTH CARE - 1.7%
Biotechnology - 0.1%
InnoCare Pharma Ltd. (a)(c)	407,000	1,138,194
Innovent Biologics, Inc. (a)(c)	225,000	1,813,898
Remegen Co. Ltd. (H Shares) (a)(c)	47,500	613,794
Zai Lab Ltd. (a)	94,300	13,454,370
		17,020,256
Health Care Equipment & Supplies - 0.3%
Angelalign Technology, Inc. (c)	800	39,705
Peijia Medical Ltd. (a)(c)	871,000	2,558,981
Rayence Co. Ltd.	12,372	166,006
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	457,425	23,222,778
Top Glove Corp. Bhd	1,420,800	1,367,140
		27,354,610
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	21,145	1,440,434
Bangkok Chain Hospital PCL	1,839,300	1,282,636
Hapvida Participacoes e Investimentos SA (c)	4,199,747	11,955,650
Mediclinic International PLC (a)	1,860,126	8,003,296
National Medical Care Co.	37,993	672,604
Neuca SA	233	56,879
Rede D'Oregon Sao Luiz SA (c)	194,411	2,587,485
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	666,100	1,322,359
		27,321,343
Health Care Technology - 0.0%
Medlive Technology Co. Ltd.	588,500	2,489,460
Life Sciences Tools & Services - 0.5%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	125,100	2,219,725
Pharmaron Beijing Co. Ltd. (H Shares) (c)	333,800	7,407,811
WuXi AppTec Co. Ltd.	230,200	4,731,772
WuXi AppTec Co. Ltd. (H Shares) (c)	620,756	12,371,302
Wuxi Biologics (Cayman), Inc. (a)(c)	1,459,000	22,588,176
		49,318,786
Pharmaceuticals - 0.5%
Aspen Pharmacare Holdings Ltd.	250,066	3,375,988
Aurobindo Pharma Ltd.	41,989	418,618
China Medical System Holdings Ltd.	258,000	505,554
Cipla Ltd. (a)	571,969	7,431,183
Consun Pharmaceutical Group Ltd.	25,517	12,041
Dr. Reddy's Laboratories Ltd.	10,602	683,329
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,642,000	4,486,368
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	277,336	1,940,283
Richter Gedeon PLC	1,009,013	30,241,752
Sihuan Pharmaceutical Holdings Group Ltd.	748,000	222,165
Sino Biopharmaceutical Ltd.	4,051,500	3,391,248
Sun Pharmaceutical Industries Ltd.	183,283	1,994,981
		54,703,510

TOTAL HEALTH CARE		178,207,965

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.0%
Embraer SA (a)	351,900	1,593,854
Air Freight & Logistics - 0.1%
InPost SA	96,209	1,874,380
SF Holding Co. Ltd. (A Shares)	788,774	7,034,711
Sinotrans Ltd. (H Shares)	256,000	104,343
		9,013,434
Airlines - 0.0%
Azul SA sponsored ADR (a)(b)	113,766	2,501,714
Copa Holdings SA Class A (a)	16,614	1,250,204
		3,751,918
Building Products - 0.1%
Bawan Co.	67,521	725,490
Dare Power Dekor Home Co. Ltd. (A Shares)	1,207,978	2,445,610
Everest Industries Ltd.	8,635	52,170
HSIL Ltd.	19,766	59,270
Kajaria Ceramics Ltd.	28,685	462,099
LX Hausys Ltd.	1,397	106,200
SCG Ceramics PCL NVDR (a)	567,400	49,591
Sung Kwang Bend Co. Ltd.	9,981	77,770
Xinyi Glass Holdings Ltd.	923,000	3,880,719
ZBOM Home Collection Co. Ltd.	318,156	1,188,770
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	838,086	2,563,279
		11,610,968
Commercial Services & Supplies - 0.0%
Binjiang Service Group Co. Ltd.	24,000	68,969
China Everbright International Ltd.	153,000	105,837
Country Garden Services Holdings Co. Ltd.	242,000	1,843,599
Greentown Service Group Co. Ltd.	1,494,000	1,598,221
UE Furniture Co. Ltd.	14,800	24,832
		3,641,458
Construction & Engineering - 0.4%
Budimex SA	65	5,023
China Railway Group Ltd. (H Shares)	3,212,993	1,540,925
DL E&C Co. Ltd. (a)	15,458	1,880,722
DL Holdings Co. Ltd.	2,851	177,864
Hyundai Engineering & Construction Co. Ltd.	5,027	240,743
Larsen & Toubro Ltd.	1,136,266	26,045,757
Metallurgical Corp. China Ltd. (H Shares)	5,023,882	2,002,460
Murray & Roberts Holdings Ltd. (a)	72,316	51,276
Orascom Construction PLC	1,460	6,882
Praj Industries Ltd.	21,698	98,867
Sinopec Engineering Group Co. Ltd. (H Shares)	450,000	238,960
Suzhou Gold Mantis Consolidated Co. Ltd.	1,238,300	1,360,832
Voltas Ltd.	434,356	5,929,369
		39,579,680
Electrical Equipment - 0.2%
China High Speed Transmission Equipment Group Co. Ltd. (a)	269,210	194,532
DONGYANG E&P, Inc.	21,665	352,389
Electrical Industries Co.	57,362	508,515
Graphite India Ltd.	394,700	3,460,544
Harbin Electric Machinery Co. Ltd.(H Shares)	98,000	32,257
Hongfa Technology Co. Ltd. (A Shares)	372,726	3,595,897
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	729,400	917,861
Korea Electric Terminal Co. Ltd.	1,145	81,807
Middle East Specialized Cables Co. (a)	124,342	767,793
Sungrow Power Supply Co. Ltd. (A Shares)	292,800	7,127,956
Weg SA	563,500	3,875,234
Zhongshan Broad-Ocean Motor Co. Ltd. (A Shares)	597,488	786,083
		21,700,868
Industrial Conglomerates - 0.3%
Astra Industrial Group	30,578	353,823
CITIC Pacific Ltd.	4,480,000	5,575,915
CJ Corp.	2,147	188,040
Doosan Co. Ltd.	2,463	190,213
Enka Insaat ve Sanayi A/S	76,205	100,519
Fosun International Ltd.	1,480,500	1,873,123
Hanwha Corp.	83,235	2,499,409
Hong Leong Industries Bhd	3,000	6,690
Koc Holding A/S	1,059,880	2,936,288
LG Corp.	92,864	7,636,466
LT Group, Inc.	133,500	22,994
Mannai Corp.	86,440	94,963
Nava Bharat Ventures Ltd. (a)	69,851	104,225
SM Investments Corp.	335,290	6,815,222
		28,397,890
Machinery - 0.6%
Ador Welding Ltd. (a)	1,754	16,375
Canny Elevator Co. Ltd. (A Shares)	207,800	276,608
China International Marine Containers Group Co. Ltd. (H Shares)	484,354	1,061,195
Cimc Enric Holdings Ltd.	503,016	739,896
DY POWER Corp.	5,022	65,868
Elgi Equipments Ltd.	55,168	149,356
Estun Automation Co. Ltd. (A Shares) (a)	556,400	2,655,101
Grindwell Norton Ltd.	21,250	376,043
Guangxi Liugong Machinery Co. Ltd. (A Shares)	323,892	424,624
Guangzhou KDT Machinery Co. Ltd. (A Shares)	57,080	351,013
Haitian International Holdings Ltd.	420,000	1,609,268
Hangcha Group Co. Ltd. (A Shares)	213,394	611,047
HIWIN Technologies Corp.	548,003	6,459,682
Industrias Romi SA	59,300	248,746
Kirloskar Brothers Ltd.	3,519	18,203
Kirloskar Oil Engines Ltd.	16,592	49,593
NRB Bearings Ltd. (a)	71,935	132,972
S&T Corp.	1,510	26,776
Sany Heavy Industry Co. Ltd. (A Shares)	251,611	1,021,523
Schaeffler India Ltd.	1,523	151,371
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	608,100	2,483,904
Shanghai Hanbell Precise Machinery Co. Ltd. (A Shares)	151,979	612,320
Sinotruk Hong Kong Ltd.	1,442,072	2,840,590
Techtronic Industries Co. Ltd.	458,000	10,158,214
Turk Traktor ve Ziraat Makinalari A/S	1,531	31,719
Weichai Power Co. Ltd.:
(A Shares)	550,202	1,709,189
(H Shares)	7,108,000	17,931,193
XCMG Construction Machinery Co. Ltd. (A Shares)	718,500	725,095
Yutong Bus Co. Ltd.	65,500	124,700
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,005,330	11,745,567
		64,807,751
Marine - 0.2%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	3,999,250	7,558,901
Evergreen Marine Corp. (Taiwan)	1,330,000	6,540,353
Qatar Navigation QPSC	6,188	12,730
Yang Ming Marine Transport Corp. (a)	368,000	1,776,396
		15,888,380
Professional Services - 0.1%
Anhui Transport Consulting & Design Institute Co. Ltd. (A Shares)	74,200	102,445
Centre Testing International Group Co. Ltd. (A Shares)	1,191,137	4,863,590
Renrui Human Resources Technology Holdings Ltd.	4,376	5,244
Sporton International, Inc.	370,200	3,078,753
		8,050,032
Road & Rail - 0.2%
Container Corp. of India Ltd.	25,910	241,356
Globaltrans Investment PLC GDR (Reg. S)	8,980	73,636
Localiza Rent A Car SA	849,565	9,112,105
TuSimple Holdings, Inc. (a)	24,775	1,037,082
United International Transportation Co.	354,251	4,779,135
		15,243,314
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	616,800	4,623,551
CITIC Resources Holdings Ltd. (a)	590,000	36,792
LX International Corp.	10,711	256,475
Somany Home Innovation Ltd.	7,738	39,724
		4,956,542
Transportation Infrastructure - 0.2%
Airports of Thailand PCL (For. Reg.)	1,222,700	2,415,841
Grupo Aeroportuario del Sureste S.A.B. de CV:
Series B	373,320	6,699,648
Series B sponsored ADR (a)	26,843	4,798,992
Grupo Aeroportuario Norte S.A.B. de CV (a)	545,600	3,293,322
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,075,072
		18,282,875

TOTAL INDUSTRIALS		246,518,964

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.1%
Accton Technology Corp.	685,000	6,947,588
Unizyx Holding Corp.	86,000	78,674
		7,026,262
Electronic Equipment & Components - 1.3%
Alviva Holdings Ltd.	11,198	11,594
AU Optronics Corp.	3,526,000	2,227,743
Coretronic Corp.	106,400	215,447
Delta Electronics, Inc.	324,000	3,169,005
General Interface Solution Holding Ltd.	151,000	586,943
Goldtek Technology Co. Ltd.	6,713	21,676
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,358,626	53,616,123
Innolux Corp.	1,731,000	1,079,684
Largan Precision Co. Ltd.	186,000	18,024,299
LG Display Co. Ltd. (a)	57,396	1,010,138
LG Innotek Co. Ltd.	27,755	5,149,106
Redington (India) Ltd.	53,882	113,930
Samsung Electro-Mechanics Co. Ltd.	19,944	3,175,125
Samsung SDI Co. Ltd.	32,319	22,114,813
Simplo Technology Co. Ltd.	3,000	34,278
SINBON Electronics Co. Ltd.	158,000	1,231,161
Sirtec International Co. Ltd.	1,000	953
Sunny Optical Technology Group Co. Ltd.	86,200	2,606,798
Unimicron Technology Corp.	3,091,000	16,485,482
Utechzone Co. Ltd.	48,000	101,012
Wasion Holdings Ltd.	54,000	17,705
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	347,040	4,007,179
Yageo Corp.	281,600	4,882,384
		139,882,578
IT Services - 1.6%
Digital China Holdings Ltd. (H Shares)	653,000	407,209
Globant SA (a)	38,053	12,263,721
HCL Technologies Ltd.	686,474	11,125,525
Hinduja Global Solutions Ltd.	1,905	71,838
Infosys Ltd.	1,200,518	28,041,101
Infosys Ltd. sponsored ADR	1,838,932	43,803,360
MindTree Consulting Ltd.	111,574	5,547,652
Mphasis BFL Ltd.	81,525	3,238,716
Network International Holdings PLC (a)(c)	505,549	2,719,051
PagSeguro Digital Ltd. (a)	140,224	8,339,121
StoneCo Ltd. Class A (a)	71,202	3,313,741
Systex Corp.	33,000	102,141
Tata Consultancy Services Ltd.	362,040	18,791,331
Tech Mahindra Ltd.	612,308	12,150,727
Wipro Ltd.	1,232,209	10,813,852
WNS Holdings Ltd. sponsored ADR (a)	13,554	1,124,169
		161,853,255
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Analog Technology, Inc.	51,000	163,755
Alcor Micro Corp.	226,000	416,763
Ardentec Corp.	343,000	890,490
ASE Technology Holding Co. Ltd.	3,521,000	16,247,827
ASML Holding NV (Netherlands)	6,515	5,433,430
ChipMOS TECHNOLOGIES, Inc.	216,000	459,242
D&O Green Technologies Bhd	37,600	46,943
eGalax_eMPIA Technology, Inc.	99,910	308,155
Elan Microelectronics Corp.	69,000	392,953
eMemory Technology, Inc.	307,000	18,094,084
Everlight Electronics Co. Ltd.	73,000	146,232
Generalplus Technology, Inc.	41,000	110,891
Global Unichip Corp.	226,000	3,534,314
Greatek Electronics, Inc.	49,000	158,928
Himax Technologies, Inc. sponsored ADR (b)	112,555	1,324,772
JMicron Technology Corp. (a)	7,834	56,512
King Yuan Electronics Co. Ltd.	1,448,000	2,387,504
LONGi Green Energy Technology Co. Ltd.	739,052	10,233,503
Lx Semicon Co. Ltd.	9,519	948,693
Macroblock, Inc.	68,000	631,906
Macronix International Co. Ltd.	73,000	106,375
Malaysian Pacific Industries Bhd	12,286	130,101
MediaTek, Inc.	2,506,000	81,642,537
MLS Co. Ltd. (A Shares)	552,731	1,434,721
Nanya Technology Corp.	252,000	605,033
Novatek Microelectronics Corp.	318,000	5,162,786
Parade Technologies Ltd.	6,000	379,664
Phison Electronics Corp.	57,000	880,062
Powertech Technology, Inc.	807,000	3,282,742
Radiant Opto-Electronics Corp.	462,000	1,653,818
Raydium Semiconductor Corp.	45,280	627,070
Realtek Semiconductor Corp.	895,000	17,928,478
Sigurd Microelectronics Corp.	212,000	498,264
Silergy Corp.	167,000	24,033,121
Silicon Motion Tech Corp. sponsored ADR	8,585	640,956
SK Hynix, Inc.	553,469	50,862,192
Sonix Technology Co. Ltd.	222,000	726,461
Taiwan Semiconductor Manufacturing Co. Ltd.	18,791,900	413,061,837
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	486,907	57,946,802
United Microelectronics Corp.	6,093,000	13,835,021
Vanguard International Semiconductor Corp.	1,616,000	8,647,961
ViTrox Corp. Bhd	6,000	27,048
Winbond Electronics Corp.	1,629,000	1,737,616
		747,837,563
Software - 0.1%
Asseco Poland SA	16,805	368,116
Avast PLC (c)	555,857	4,568,507
Birlasoft Ltd.	33,607	192,149
Cheetah Mobile, Inc. ADR (a)(b)	13,583	27,573
Cyient Ltd.	29,158	390,680
Genesis Technology, Inc.	15,000	35,255
KPIT Engineering Ltd.	63,382	292,622
Nucleus Software Exports Ltd.	31,536	238,494
Oracle Financial Services Soft	1,081	69,639
Shenzhen Kingdom Sci-Tech Co. Ltd. (A Shares)	259,103	495,691
		6,678,726
Technology Hardware, Storage & Peripherals - 3.2%
Acer, Inc.	427,000	389,080
ASUSTeK Computer, Inc.	330,000	3,866,069
Chicony Electronics Co. Ltd.	62,000	175,984
Compal Electronics, Inc.	1,420,000	1,175,803
Getac Technology Corp.	131,818	249,280
Lenovo Group Ltd.	8,802,000	9,755,542
Lite-On Technology Corp.	2,172,000	4,806,422
Micro-Star International Co. Ltd.	397,000	1,873,319
Qisda Corp.	197,000	211,916
Samsung Electronics Co. Ltd.	4,565,271	302,144,081
Wiwynn Corp.	81,000	2,840,975
Xiaomi Corp. Class B (a)(c)	1,790,800	5,756,385
		333,244,856

TOTAL INFORMATION TECHNOLOGY		1,396,523,240

MATERIALS - 3.8%
Chemicals - 0.7%
China BlueChemical Ltd. (H Shares)	162,000	50,199
China Risun Group Ltd. Class H	238,000	168,001
China Sanjiang Fine Chemicals Ltd.	329,000	131,559
China XLX Fertiliser Ltd.	138,724	103,096
Fertilizantes Heringer SA (a)	86,500	396,132
Finolex Industries Ltd. (a)	24,457	56,306
Formosa Plastics Corp.	902,000	3,343,036
Fufeng Group Ltd.	437,000	166,879
Gujarat Narmada Valley Fertilizers Co.	54,694	249,362
Gujarat State Fertilizers & Chemicals Ltd.	97,251	136,043
Hansol Chemical Co. Ltd.	60,668	15,207,505
Kolon Industries, Inc.	19,850	1,490,157
LG Chemical Ltd.	37,369	24,441,781
Mangalore Chemicals & Fertilizers Ltd. (a)	50,959	52,390
National Fertilizers Ltd. (a)	63,071	47,162
National Industrialization Co. (a)	108,426	603,603
Phillips Carbon Black Ltd.	197,247	659,734
PhosAgro OJSC GDR (Reg. S)	42,690	840,993
Polyplex Corp. Ltd.	8,102	168,518
Saudi Basic Industries Corp.	214,894	7,047,208
Saudi Industrial Investment Group	259,082	2,479,815
Saudi Kayan Petrochemical Co. (a)	423,737	2,103,603
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	389,683	2,760,056
Sharda Cropchem Ltd.	25,945	112,243
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	224,000	48,386
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	71,784	3,743,536
Solar Industries India Ltd.	203,700	4,884,963
Taekwang Industrial Co. Ltd.	168	160,186
Unipar Carbocloro SA	5,600	106,124
UPL Ltd.	150,254	1,526,720
		73,285,296
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd. (H Shares)	1,311,000	7,096,555
Arabian Cement Co.	9,255	107,955
Asia Cement (China) Holdings Corp.	259,584	191,581
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	278,950	2,089,740
CEMEX S.A.B. de CV sponsored ADR (a)	1,260,490	10,336,018
China National Building Materials Co. Ltd. (H Shares)	4,594,442	6,285,462
Eastern Province Cement Co.	11,834	163,121
JK Cement Ltd.	168,500	7,556,180
NCL Industries Ltd.	21,490	68,711
Qatar National Cement Co. QSC (a)	28,165	38,678
Ultratech Cement Ltd.	27,184	2,918,635
		36,852,636
Containers & Packaging - 0.0%
CPMC Holdings Ltd.	104,000	62,180
Klabin SA unit (a)	477,578	2,430,006
		2,492,186
Metals & Mining - 2.5%
African Rainbow Minerals Ltd.	32,510	580,049
Aluminum Corp. of China Ltd. (H Shares) (a)	2,832,000	2,055,034
Angang Steel Co. Ltd. (H Shares)	1,995,654	1,526,740
Anglo American Platinum Ltd.	37,024	4,201,435
AngloGold Ashanti Ltd.	176,828	2,996,008
Ann Joo Resources Bhd	500	307
Baoshan Iron & Steel Co. Ltd. (A Shares)	5,250,001	8,280,451
Barrick Gold Corp.	596,300	11,967,741
China Molybdenum Co. Ltd. (A Shares)	3,100,700	3,753,072
China Zhongwang Holdings Ltd. (a)(d)	350,800	75,776
Companhia Siderurgica Nacional SA (CSN)	410,662	2,768,561
Fangda Special Steel Technology Co. Ltd. (A Shares)	3,222,300	4,049,883
First Quantum Minerals Ltd.	180,525	3,760,312
Gold Fields Ltd.	454,277	4,314,424
Grupa Kety SA	325	56,342
Grupo Mexico SA de CV Series B	3,411,966	15,892,722
Hindalco Industries Ltd.	1,405,272	9,020,971
Hunan Valin Steel Co. Ltd. (A Shares)	3,698,518	4,465,219
Impala Platinum Holdings Ltd.	2,283,231	34,980,708
KGHM Polska Miedz SA (Bearer)	128,727	5,992,461
Korea Zinc Co. Ltd.	31,532	14,474,891
Kumba Iron Ore Ltd.	93,581	4,206,756
National Aluminium Co. Ltd.	39,774	49,478
Novolipetsk Steel OJSC GDR (Reg. S)	62,411	2,084,527
Polyus PJSC	8,925	1,609,294
Polyus PJSC unit	21,135	1,873,618
POSCO	79,573	22,914,291
POSCO sponsored ADR	30,911	2,207,045
PT Aneka Tambang Tbk	6,639,700	1,112,630
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	346,704	542,538
Sibanye Stillwater Ltd.	2,212,637	9,036,533
Southern Copper Corp.	103,798	6,496,717
Tata Steel Ltd.	660,548	13,131,550
Ternium SA sponsored ADR	235,866	12,826,393
Vale SA	1,050,800	20,053,559
Vale SA sponsored ADR	1,270,302	24,224,659
Xinyu Iron & Steel Co. Ltd.	2,900,747	3,946,564
		261,529,259
Paper & Forest Products - 0.2%
Dexco SA	1,779,927	7,094,511
Nine Dragons Paper (Holdings) Ltd.	528,000	722,334
Suzano Papel e Celulose SA (a)	999,000	11,785,217
		19,602,062

TOTAL MATERIALS		393,761,439

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	317,200	2,918,136
Real Estate Management & Development - 0.4%
Agile Property Holdings Ltd.	3,373,238	3,868,785
Ayala Land, Inc.	11,271,700	7,663,575
China Overseas Land and Investment Ltd.	3,002,000	6,909,180
Emaar Properties PJSC (a)	5,766,024	6,593,061
Gemdale Properties and Investment Corp. Ltd.	586,000	65,551
Greenland Holdings Corp. Ltd. (A Shares)	36,781	25,334
Hang Lung Properties Ltd.	1,253,000	3,009,475
K Wah International Holdings Ltd.	273,792	120,043
KWG Property Holding Ltd.	1,094,500	1,153,964
Longfor Properties Co. Ltd. (c)	285,000	1,234,916
Powerlong Real Estate Holding Ltd.	195,417	158,546
Sun Hung Kai Properties Ltd.	216,500	3,050,923
Sunac China Holdings Ltd.	747,000	1,911,333
Xinyuan Real Estate Co. Ltd. ADR	2,500	5,700
Yuexiu Property Co. Ltd.	178,289	167,115
		35,937,501

TOTAL REAL ESTATE		38,855,637

UTILITIES - 0.3%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (a)	140,794	370,902
Saudi Electricity Co.	37,630	273,895
Tauron Polska Energia SA (a)	35,515	33,650
		678,447
Gas Utilities - 0.3%
China Gas Holdings Ltd.	1,775,600	5,148,189
China Tian Lun Gas Holding Ltd. (a)	178,000	182,636
Daesung Energy Co. Ltd.	20,047	110,536
ENN Energy Holdings Ltd.	731,200	14,468,969
Indraprastha Gas Ltd.	649,141	4,857,145
Kunlun Energy Co. Ltd.	948,000	1,004,381
		25,771,856

TOTAL UTILITIES		26,450,303

TOTAL COMMON STOCKS
(Cost $3,984,460,955)		5,672,185,499

Nonconvertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Hyundai Motor Co.	44,865	3,968,110
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN) (a)	57,200	663,395

TOTAL CONSUMER DISCRETIONARY		4,631,505

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	2,118,000	6,904,680
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,753,700	9,221,610
(PN) sponsored ADR (non-vtg.)	309,181	3,249,492
sponsored ADR	1,670,905	18,112,610
		30,583,712
FINANCIALS - 0.8%
Banks - 0.8%
Banco Bradesco SA (PN)	819,523	3,669,057
Banco do Estado Rio Grande do Sul SA Class B	51,110	123,357
Itau Unibanco Holding SA	7,731,936	46,264,814
Itau Unibanco Holding SA sponsored ADR	2,931,595	17,384,358
Itausa-Investimentos Itau SA (PN)	8,043,846	17,983,070
Sberbank of Russia	145,250	614,846
Sberbank of Russia (Russia)	128,031	541,958
		86,581,460
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Forjas Taurus SA (a)	149,300	649,080
Airlines - 0.1%
Azul SA (a)	1,176,100	8,581,700

TOTAL INDUSTRIALS		9,230,780

INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	455,559	27,831,080
MATERIALS - 0.2%
Chemicals - 0.1%
Braskem SA (PN-A) (a)	281,026	3,586,467
LG Chemical Ltd.	11,485	3,428,935
Unipar Carbocloro SA	21,300	372,507
		7,387,909
Metals & Mining - 0.1%
Bradespar SA (PN)	37,400	456,759
Gerdau SA	2,562,960	14,037,098
Metalurgica Gerdau SA (PN)	412,500	1,031,489
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	131,900	471,654
		15,997,000

TOTAL MATERIALS		23,384,909

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	644,991	1,685,199
Companhia Paranaense de Energia-COPEL (PN-B)	310,000	410,072
		2,095,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $155,984,353)		191,243,397

Equity Funds - 35.9%
Diversified Emerging Markets Funds - 35.9%
Aberdeen Emerging Markets Fund Institutional Service Class	10,693,873	221,683,979
Artisan Developing World Fund Investor Shares	3,341,137	88,540,133
Brandes Emerging Markets Value Fund Class A	16,711,242	149,064,278
Calvert Emerging Markets Equity Fund Class A	45	998
Fidelity Advisor Emerging Markets Fund - Class Z (e)	14,977,222	714,713,029
Fidelity SAI Emerging Markets Index Fund (e)	22,429,841	381,755,890
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	50,681,873	589,937,003
Fidelity SAI Emerging Markets Value Index Fund (e)	37,732,224	557,304,954
GMO Emerging Markets Fund - Class III	1,924,381	71,817,883
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	10,110,478	321,412,084
Invesco Developing Markets Fund Class R6	4,625,320	246,252,024
Invesco Emerging Markets Innovators Fund Class A	4,958,391	63,963,244
iShares MSCI China ETF (b)	2,226,845	157,638,358
iShares MSCI EM ESG Optimized ETF (b)	209,609	9,046,724
iShares MSCI South Korea Index ETF	546,222	47,351,985
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	16,724,849
Matthews Korea Fund Investor Class	4,457,127	28,258,185
Matthews Pacific Tiger Fund Investor Class	135	4,684
Xtrackers Harvest CSI 300 China ETF Class A (b)	599,313	22,707,970
TOTAL EQUITY FUNDS
(Cost $2,693,322,202)		3,688,178,254

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,768,588)	858,825	11,310,724
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 9/9/21 to 11/26/21 (f)
(Cost $33,497,801)	33,500,000	33,497,323
	Shares

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.06% (g)	6,181,976	6,183,212
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	183,205,540	183,223,861
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (i)	650,148,437	650,148,437
TOTAL MONEY MARKET FUNDS
(Cost $839,555,510)		839,555,510
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $7,713,589,409)		10,435,970,707
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(175,035,570)
NET ASSETS - 100%		$10,260,935,137

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8,790	Sept. 2021	$570,998,400	$776,408	$776,408

The notional amount of futures purchased as a percentage of Net Assets is 5.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $296,423,365.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,480,358 or 1.8% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,373,358.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,973,295	$163,720,857	$166,510,940	$1,569	$--	$--	$6,183,212	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	213,463,969	1,171,498,263	1,201,738,371	1,021,887	--	--	183,223,861	0.6%
Total	$222,437,264	$1,335,219,120	$1,368,249,311	$1,023,456	$--	$--	$189,407,073

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Emerging Markets Fund - Class Z	$--	$--	$--	$--	$--	$307,130,258	$714,713,029
Fidelity Emerging Markets Fund	684,589,409	30,000,000	--	--	--	(307,006,638)	--
Fidelity SAI Emerging Markets Index Fund	438,038,233	--	50,000,000	--	17,889,027	(24,171,370)	381,755,890
Fidelity SAI Emerging Markets Low Volatility Index Fund	518,268,483	27,000,000	--	--	--	44,668,520	589,937,003
Fidelity SAI Emerging Markets Value Index Fund	323,147,760	218,000,000	--	--	--	16,157,194	557,304,954
Fidelity SAI Inflation-Focused Fund	9,687,545	--	--	--	--	1,623,179	11,310,724
Total	$1,973,731,430	$275,000,000	$50,000,000	$--	$17,889,027	$38,401,143	$2,255,021,600

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$603,228,201	$246,059,648	$357,168,553	$--
Consumer Discretionary	1,043,328,022	856,542,754	186,756,685	28,583
Consumer Staples	376,032,602	371,333,019	4,699,583	--
Energy	253,766,148	229,125,338	24,634,948	5,862
Financials	1,244,214,335	917,529,720	326,684,615	--
Health Care	178,207,965	141,482,090	36,725,875	--
Industrials	255,749,744	255,749,744	--	--
Information Technology	1,424,354,320	933,683,371	490,670,949	--
Materials	417,146,348	340,773,574	76,296,998	75,776
Real Estate	38,855,637	38,855,637	--	--
Utilities	28,545,574	28,545,574	--	--
Equity Funds	3,688,178,254	3,688,178,254	--	--
Other	11,310,724	11,310,724	--	--
Other Short-Term Investments	33,497,323	--	33,497,323	--
Money Market Funds	839,555,510	839,555,510	--	--
Total Investments in Securities:	$10,435,970,707	$8,898,724,957	$1,537,135,529	$110,221
Derivative Instruments:
Assets
Futures Contracts	$776,408	$776,408	$--	$--
Total Assets	$776,408	$776,408	$--	$--
Total Derivative Instruments:	$776,408	$776,408	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$776,408	$0
Total Equity Risk	776,408	0
Total Value of Derivatives	$776,408	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	43.6%
Cayman Islands	12.5%
Taiwan	8.6%
Korea (South)	8.0%
China	5.9%
India	5.8%
Brazil	3.7%
Russia	1.8%
South Africa	1.7%
Hong Kong	1.5%
Mexico	1.3%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $182,591,068) — See accompanying schedule: Unaffiliated issuers (cost $5,893,839,902)	$7,991,542,034
Fidelity Central Funds (cost $189,407,073)	189,407,073
Other affiliated issuers (cost $1,630,342,434)	2,255,021,600
Total Investment in Securities (cost $7,713,589,409)		$10,435,970,707
Cash		14,676,576
Foreign currency held at value (cost $13,757,787)		13,760,966
Receivable for investments sold		27,717,011
Receivable for fund shares sold		4,997,788
Dividends receivable		6,604,559
Interest receivable		13,352
Distributions receivable from Fidelity Central Funds		146,418
Receivable for daily variation margin on futures contracts		8,322,703
Prepaid expenses		17,547
Other receivables		395,394
Total assets		10,512,623,021
Liabilities
Payable for investments purchased	$42,707,658
Payable for fund shares redeemed	3,031,249
Accrued management fee	2,506,994
Other payables and accrued expenses	20,268,691
Collateral on securities loaned	183,173,292
Total liabilities		251,687,884
Net Assets		$10,260,935,137
Net Assets consist of:
Paid in capital		$7,449,805,596
Total accumulated earnings (loss)		2,811,129,541
Net Assets		$10,260,935,137
Net Asset Value, offering price and redemption price per share ($10,260,935,137 ÷ 751,012,249 shares)		$13.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$82,940,598
Interest		43,051
Income from Fidelity Central Funds (including $1,021,887 from security lending)		1,023,456
Income before foreign taxes withheld		84,007,105
Less foreign taxes withheld		(8,994,585)
Total income		75,012,520
Expenses
Management fee	$27,437,339
Custodian fees and expenses	757,770
Independent trustees' fees and expenses	37,123
Registration fees	197,353
Audit	55,061
Legal	12,468
Miscellaneous	30,700
Total expenses before reductions	28,527,814
Expense reductions	(12,465,092)
Total expenses after reductions		16,062,722
Net investment income (loss)		58,949,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $230,788)	71,603,792
Affiliated issuers	17,889,027
Foreign currency transactions	(2,130,193)
Futures contracts	6,218,498
Total net realized gain (loss)		93,581,124
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $7,293,072)	(310,512,361)
Affiliated issuers	38,401,143
Assets and liabilities in foreign currencies	379,205
Futures contracts	(1,091,376)
Total change in net unrealized appreciation (depreciation)		(272,823,389)
Net gain (loss)		(179,242,265)
Net increase (decrease) in net assets resulting from operations		$(120,292,467)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,949,798	$91,514,399
Net realized gain (loss)	93,581,124	219,539,578
Change in net unrealized appreciation (depreciation)	(272,823,389)	2,384,371,428
Net increase (decrease) in net assets resulting from operations	(120,292,467)	2,695,425,405
Distributions to shareholders	(22,658,533)	(90,024,462)
Share transactions
Proceeds from sales of shares	1,690,313,139	3,358,154,783
Reinvestment of distributions	20,736,407	81,913,668
Cost of shares redeemed	(521,394,703)	(1,649,482,798)
Net increase (decrease) in net assets resulting from share transactions	1,189,654,843	1,790,585,653
Total increase (decrease) in net assets	1,046,703,843	4,395,986,596
Net Assets
Beginning of period	9,214,231,294	4,818,244,698
End of period	$10,260,935,137	$9,214,231,294
Other Information
Shares
Sold	123,290,401	324,339,792
Issued in reinvestment of distributions	1,504,819	6,168,199
Redeemed	(37,601,573)	(138,988,515)
Net increase (decrease)	87,193,647	191,519,476

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Emerging Markets Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$10.20	$10.23	$11.75	$9.14	$7.15
Income from Investment Operations
Net investment income (loss)B	.08	.15	.23C	.17	.14	.10
Net realized and unrealized gain (loss)	(.27)	3.66	(.03)	(1.53)	2.62	1.99
Total from investment operations	(.19)	3.81	.20	(1.36)	2.76	2.09
Distributions from net investment income	(.02)	(.13)	(.23)	(.16)	(.15)	(.10)
Distributions from net realized gain	(.02)	–	–	–	–D	(.01)
Total distributions	(.03)E	(.13)	(.23)	(.16)	(.15)	(.10)E
Net asset value, end of period	$13.66	$13.88	$10.20	$10.23	$11.75	$9.14
Total ReturnF,G	(1.34)%	37.42%	1.80%	(11.48)%	30.23%	29.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.59%	.64%	.66%	.70%	.60%
Expenses net of fee waivers, if any	.34%J	.34%	.39%	.41%	.45%	.35%
Expenses net of all reductions	.33%J	.34%	.39%	.40%	.45%	.35%
Net investment income (loss)	1.21%J	1.28%	2.20%C	1.60%	1.36%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$10,260,935	$9,214,231	$4,818,245	$4,660,765	$5,070,379	$4,599,443
Portfolio turnover rateK	32%J	43%	39%	57%	31%	23%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.87%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Emerging Markets Fund	$69,135

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,922,197,654
Gross unrealized depreciation	(230,290,688)
Net unrealized appreciation (depreciation)	$2,691,906,966
Tax cost	$7,744,840,149

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	2,215,704,632	1,514,528,553

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc., Somerset Capital Management LLP and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Emerging Markets Fund	$5,019

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	12,102,671	3,918,241

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Emerging Markets Fund	$8,828

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $12,141,679.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $323,413 for the period.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	33%
Fidelity SAI Emerging Markets Value Index Fund	29%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Strategic Advisers Emerging Markets Fund	.34%
Actual		$1,000.00	$986.60	$1.70
Hypothetical-C		$1,000.00	$1,023.49	$1.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of New Sub-Subadvisory Agreement

Strategic Advisers Emerging Markets Fund

In March 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve a new sub-subadvisory agreement among T. Rowe Price Associates, Inc. (TRPA) and T. Rowe Price Singapore Private Ltd. (T. Rowe Singapore) with respect to the fund (New Agreement). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the New Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the New Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Board noted that the New Agreement is for T. Rowe Singapore to act a sub-subadviser to the fund alongside an existing sub-sub-adviser, T. Rowe Price International Limited (T. Rowe International), for an existing investment mandate that is sub-advised by TRPA. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers, TRPA, and T. Rowe International, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2020 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by TRPA and T. Rowe International to the fund for the investment mandate, and to other Strategic Advisers funds for different investment mandates, and considered that other than the appointment of a new co-portfolio manager from T. Rowe Singapore for the investment mandate, the New Agreement will not result in any changes to (i) the nature, extent and quality of the sub-advisory or sub-subadvisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (ii) the day-to-day management of the fund. The Board considered supplemental information provided by T. Rowe Singapore in the Board's March 2021 materials.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of T. Rowe Singapore's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that T. Rowe Singapore's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered T. Rowe Singapore's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process. The Board also considered T. Rowe Singapore's investments in business continuity planning, and TRPA's and T. Rowe International's success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by T. Rowe Singapore under the New Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered the historical investment performance of TRPA and T. Rowe International and their portfolio managers in managing the fund under the investment mandate, and that the approval of the New Agreement will not result in any changes (i) to the fund's investment processes or strategies or (ii) except for the addition of a new T. Rowe Singapore co-portfolio manager, in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the New Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.

The Board considered that TRPA, and not the fund, will compensate T. Rowe Singapore under the terms of the New Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Agreement will not result in any changes to (i) the fees paid under the sub-advisory agreement among Strategic Advisers, TRPA, and the Trust on behalf of the fund, or (ii) the fact that TRPA, and not the fund, compensates T. Rowe International under the terms of the sub-subadvisory agreement between TRPA and T. Rowe International, for the existing investment mandate.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Agreement because the fund will not bear any additional management fees or expenses under the New Agreement.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the fees to be charged under the New Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers Emerging Markets Fund

In June 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the fee schedules for the investment mandates in the existing sub-advisory agreements among Strategic Advisers LLC (Strategic Advisers), each of Acadian Asset Management LLC, Causeway Capital Management LLC (Causeway), and Schroder Investment Management North America Inc. (each, a Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund, and also voted to approve an amendment in the existing sub-advisory agreement among Strategic Advisers, Causeway, and the Trust on behalf of the fund to add certain additional representations from Causeway regarding a participating affiliate arrangement (each, an Amended Sub-Advisory Agreement). The Board noted that the updated fee schedules in the Amended Sub-Advisory Agreements will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its September 2020 meeting. The Board considered the detailed information provided by Strategic Advisers and each Sub-Adviser in the June 2021 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with each Sub-Adviser at its September 2020 meeting and that each Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the approval of each Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board noted that each Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that each Amended Sub-Advisory Agreement will or has the potential to result in a decrease in the total management fees of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each Sub-Adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that each Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve each Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under each Amended Sub-Advisory Agreement.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SAE-SANN-1021
1.918361.111

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2021

(excluding cash equivalents)	% of fund's net assets
Artisan High Income Fund Investor Shares	11.5
BlackRock High Yield Bond Portfolio Class K	11.2
Fidelity Capital & Income Fund	10.8
MainStay High Yield Corporate Bond Fund Class A	7.6
Vanguard High-Yield Corporate Fund Admiral Shares	7.6
Eaton Vance Income Fund of Boston Class A	3.9
CCO Holdings LLC/CCO Holdings Capital Corp.	0.9
Bombardier, Inc.	0.8
Bausch Health Companies, Inc.	0.7
Tenet Healthcare Corp.	0.5

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Corporate Bonds	41.8%
Municipal Securities	0.1%
High Yield Fixed-Income Funds	52.6%
Stocks	0.6%
Other Investments	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.8%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26		540,000	563,276
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. 4.25% 3/15/45		2,000,000	1,672,171
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		589,916	1,911,328
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		341,613	1,219,558
			4,803,057

TOTAL CONVERTIBLE BONDS			5,366,333

Nonconvertible Bonds - 41.7%
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 2.0%
Altice France SA:
5.125% 1/15/29 (d)		6,602,000	6,650,195
5.125% 7/15/29 (d)		8,575,000	8,669,497
5.5% 1/15/28 (d)		3,660,000	3,765,225
8.125% 2/1/27 (d)		2,980,000	3,237,025
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		14,665,000	15,544,900
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		2,627,000	2,597,446
5.625% 9/15/28 (d)		1,960,000	1,974,112
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		1,515,000	1,571,813
Consolidated Communications, Inc.:
5% 10/1/28 (d)		570,000	585,333
6.5% 10/1/28 (d)		995,000	1,088,281
Embarq Corp. 7.995% 6/1/36		825,000	868,313
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		5,405,000	5,648,225
5.875% 10/15/27 (d)		5,084,000	5,434,694
5.875% 11/1/29		2,160,000	2,196,158
6.75% 5/1/29 (d)		2,590,000	2,771,818
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		1,357,000	1,316,290
3.75% 7/15/29 (d)		2,200,000	2,145,000
4.25% 7/1/28 (d)		1,915,000	1,937,903
4.625% 9/15/27 (d)		2,470,000	2,547,188
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		6,165,000	6,026,288
5.125% 12/15/26 (d)		5,310,000	5,490,540
5.375% 6/15/29 (d)		1,295,000	1,329,732
6.875% 1/15/28		613,000	688,963
7.6% 9/15/39		3,134,000	3,478,740
7.65% 3/15/42		1,587,000	1,768,862
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		340,000	338,300
10.75% 6/1/28 (d)		2,061,000	2,318,625
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,930,000	3,069,175
Sprint Capital Corp.:
6.875% 11/15/28		6,077,000	7,921,248
8.75% 3/15/32		6,534,000	10,006,298
Switch Ltd. 4.125% 6/15/29 (d)		750,000	773,438
Telecom Italia Capital SA:
6% 9/30/34		1,642,000	1,867,282
7.2% 7/18/36		1,153,000	1,451,685
7.721% 6/4/38		250,000	324,338
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		2,400,000	2,523,600
Virgin Media Finance PLC 5% 7/15/30 (d)		335,000	346,876
Windstream Escrow LLC 7.75% 8/15/28 (d)		4,911,000	5,073,726
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,630,000	2,600,281
6.125% 3/1/28 (d)		5,288,000	5,380,540
			133,327,953
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. 12% 6/15/26 pay-in-kind (d)(e)		1,099,120	990,494
Cinemark U.S.A., Inc. 5.25% 7/15/28 (d)		1,115,000	1,059,250
National CineMedia LLC:
5.75% 8/15/26		475,000	356,250
5.875% 4/15/28 (d)		400,000	349,000
Netflix, Inc.:
5.375% 11/15/29 (d)		1,360,000	1,672,569
5.875% 11/15/28		2,365,000	2,932,600
6.375% 5/15/29		6,490,000	8,315,313
			15,675,476
Media - 4.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		5,659,000	5,913,655
Altice Financing SA:
5% 1/15/28 (d)		8,585,000	8,578,132
5.75% 8/15/29 (d)		7,950,000	8,166,240
Altice France Holding SA:
6% 2/15/28 (d)		11,710,000	11,607,538
10.5% 5/15/27 (d)		1,555,000	1,708,556
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		11,600,000	11,904,500
4.25% 1/15/34 (d)		1,115,000	1,125,035
4.5% 8/15/30 (d)		3,765,000	3,933,898
4.5% 5/1/32		13,729,000	14,344,746
4.5% 6/1/33 (d)		5,840,000	6,051,700
4.75% 3/1/30 (d)		2,756,000	2,916,068
5% 2/1/28 (d)		8,128,000	8,514,893
5.125% 5/1/27 (d)		3,150,000	3,291,152
5.375% 6/1/29 (d)		5,635,000	6,156,238
5.5% 5/1/26 (d)		4,760,000	4,903,324
5.75% 2/15/26 (d)		1,496,000	1,539,010
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)		1,475,000	1,526,625
7.75% 4/15/28 (d)		2,650,000	2,762,625
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)		665,000	684,518
CSC Holdings LLC:
3.375% 2/15/31 (d)		1,020,000	970,336
4.125% 12/1/30 (d)		3,352,000	3,356,190
4.625% 12/1/30 (d)		13,502,000	13,282,457
5% 11/15/31 (d)		1,160,000	1,154,200
5.25% 6/1/24		976,000	1,052,860
5.5% 4/15/27 (d)		860,000	899,670
5.75% 1/15/30 (d)		3,390,000	3,582,213
6.5% 2/1/29 (d)		2,635,000	2,908,381
7.5% 4/1/28 (d)		4,510,000	4,938,450
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (d)		9,480,000	6,290,928
6.625% 8/15/27 (d)		15,605,000	6,710,150
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 8/15/27 (d)		1,275,000	1,332,375
DISH DBS Corp.:
5% 3/15/23		926,000	966,513
5.125% 6/1/29		3,260,000	3,243,635
5.875% 11/15/24		1,514,000	1,627,550
7.375% 7/1/28		3,475,000	3,739,543
7.75% 7/1/26		5,529,000	6,333,193
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,412,000	2,499,435
Gray Television, Inc.:
4.75% 10/15/30 (d)		1,885,000	1,862,946
7% 5/15/27 (d)		2,175,000	2,332,688
iHeartCommunications, Inc.:
5.25% 8/15/27 (d)		1,490,000	1,561,222
6.375% 5/1/26		335,000	353,844
8.375% 5/1/27		12,390,000	13,161,897
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		345,000	368,719
Midas Opco Holdings LLC 5.625% 8/15/29 (d)		4,320,000	4,422,600
News Corp. 3.875% 5/15/29 (d)		1,150,000	1,182,488
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		3,100,000	3,223,318
5.625% 7/15/27 (d)		993,000	1,054,268
Outfront Media Capital LLC / Corp.:
4.25% 1/15/29 (d)		350,000	350,875
6.25% 6/15/25 (d)		355,000	377,046
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		5,547,000	5,775,703
6.5% 9/15/28 (d)		8,035,000	8,195,700
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		600,000	603,156
5.375% 1/15/31 (d)		450,000	445,382
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		200,000	205,308
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		2,315,000	2,248,444
5.5% 3/1/30 (d)		1,030,000	1,009,297
5.875% 3/15/26 (d)		925,000	946,969
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)		1,500,000	1,528,425
3.875% 9/1/31 (d)		620,000	617,334
4% 7/15/28 (d)		4,785,000	4,886,083
4.125% 7/1/30 (d)		2,200,000	2,252,173
5% 8/1/27 (d)		800,000	839,000
5.375% 7/15/26 (d)		800,000	821,504
5.5% 7/1/29 (d)		1,895,000	2,075,025
Tegna, Inc.:
4.625% 3/15/28		1,195,000	1,240,171
5% 9/15/29		430,000	455,220
Townsquare Media, Inc. 6.875% 2/1/26 (d)		1,655,000	1,754,300
Univision Communications, Inc.:
4.5% 5/1/29 (d)		4,840,000	4,909,696
5.125% 2/15/25 (d)		3,720,000	3,785,100
6.625% 6/1/27 (d)		5,415,000	5,863,362
9.5% 5/1/25 (d)		1,222,000	1,331,980
Urban One, Inc. 7.375% 2/1/28 (d)		460,000	495,650
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)		2,200,000	2,231,460
5.5% 5/15/29 (d)		1,010,000	1,081,963
VTR Finance BV 6.375% 7/15/28 (d)		660,000	699,600
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		1,385,000	1,421,980
6% 1/15/27 (d)		2,145,000	2,244,206
Ziggo BV:
4.875% 1/15/30 (d)		1,820,000	1,874,600
5.5% 1/15/27 (d)		2,678,000	2,767,954
			265,375,188
Wireless Telecommunication Services - 0.9%
Digicel Group Holdings Ltd. 10% 4/1/24 pay-in-kind (f)		1,355,957	1,340,499
Digicel Group Ltd. 6.75% 3/1/23 (d)		7,925,000	7,489,125
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (d)		1,250,000	1,218,750
8.75% 5/25/24 (d)		4,070,000	4,208,126
8.75% 5/25/24 (d)		5,075,000	5,270,070
13% 12/31/25 pay-in-kind (d)(f)		3,675,906	3,652,932
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)		3,685,000	1,916,200
8% 2/15/24 (d)		200,000	207,500
8.5% 10/15/24 (d)(g)		7,200,000	3,888,000
9.5% 9/30/22 (d)		3,325,000	3,956,750
9.75% 7/15/25 (d)(g)		50,000	27,000
Millicom International Cellular SA 4.5% 4/27/31 (d)		175,000	182,908
Sprint Corp.:
7.125% 6/15/24		11,230,000	12,914,500
7.625% 2/15/25		2,235,000	2,645,681
7.625% 3/1/26		1,000,000	1,232,950
7.875% 9/15/23		4,850,000	5,494,808
T-Mobile U.S.A., Inc.:
2.625% 2/15/29		1,175,000	1,189,688
2.875% 2/15/31		1,100,000	1,130,250
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		865,000	730,666
			58,696,403
TOTAL COMMUNICATION SERVICES			473,075,020
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.8%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)		5,415,000	5,563,913
Allison Transmission, Inc. 5.875% 6/1/29 (d)		1,016,000	1,117,600
American Axle & Manufacturing, Inc.:
5% 10/1/29		3,125,000	3,124,063
6.25% 4/1/25		729,000	753,276
6.25% 3/15/26		1,000,000	1,030,000
6.5% 4/1/27		3,355,000	3,522,750
6.875% 7/1/28		550,000	594,255
Cooper Standard Auto, Inc. 5.625% 11/15/26 (d)		1,775,000	1,493,219
Dana Financing Luxembourg SARL 5.75% 4/15/25 (d)		1,615,000	1,665,469
Dana, Inc.:
4.25% 9/1/30		1,170,000	1,216,543
5.375% 11/15/27		120,000	126,600
5.625% 6/15/28		3,140,000	3,375,249
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		1,250,000	1,296,625
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.:
6.25% 5/15/26 (d)		113,000	119,074
8.5% 5/15/27 (d)		7,420,000	7,920,850
Patrick Industries, Inc.:
4.75% 5/1/29 (d)		1,375,000	1,405,938
7.5% 10/15/27 (d)		700,000	759,500
Tenneco, Inc.:
5% 7/15/26		2,300,000	2,298,229
5.125% 4/15/29 (d)		5,545,000	5,752,383
5.375% 12/15/24		1,710,000	1,720,346
7.875% 1/15/29 (d)		2,630,000	2,958,750
The Goodyear Tire & Rubber Co.:
5% 7/15/29 (d)		3,100,000	3,277,816
5.25% 4/30/31		1,620,000	1,733,400
5.25% 7/15/31 (d)		1,680,000	1,797,180
9.5% 5/31/25		490,000	542,822
			55,165,850
Automobiles - 0.5%
Ford Motor Co.:
4.75% 1/15/43		5,613,000	6,055,024
5.291% 12/8/46		6,800,000	7,701,544
8.5% 4/21/23		715,000	790,969
9% 4/22/25		8,045,000	9,828,577
9.625% 4/22/30		4,145,000	5,910,314
PM General Purchaser LLC 9.5% 10/1/28 (d)		3,305,000	3,593,857
			33,880,285
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		8,000,000	8,190,000
Carriage Services, Inc. 4.25% 5/15/29 (d)		850,000	851,326
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,625,000	5,807,813
Service Corp. International:
3.375% 8/15/30		1,890,000	1,902,663
4% 5/15/31		3,080,000	3,190,818
5.125% 6/1/29		660,000	719,697
Sotheby's 7.375% 10/15/27 (d)		5,260,000	5,581,123
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,975,000	5,205,243
			31,448,683
Hotels, Restaurants & Leisure - 3.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (d)		825,000	820,875
3.875% 1/15/28 (d)		200,000	202,500
4% 10/15/30 (d)		9,824,000	9,769,772
5.75% 4/15/25 (d)		255,000	268,706
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,130,000	3,324,999
Aramark Services, Inc. 5% 2/1/28 (d)		3,785,000	3,935,709
Boyd Gaming Corp.:
4.75% 12/1/27		1,220,000	1,258,125
4.75% 6/15/31 (d)		1,425,000	1,471,640
8.625% 6/1/25 (d)		1,239,000	1,344,067
Brinker International, Inc.:
3.875% 5/15/23		950,000	978,975
5% 10/1/24 (d)		2,315,000	2,448,113
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		4,614,000	4,876,767
8.125% 7/1/27 (d)		8,289,000	9,161,832
Caesars Resort Collection LLC:
5.25% 10/15/25 (d)		7,150,000	7,251,530
5.75% 7/1/25 (d)		770,000	809,078
Carnival Corp.:
4% 8/1/28 (d)		3,740,000	3,758,700
5.75% 3/1/27 (d)		6,555,000	6,703,864
6.65% 1/15/28		210,000	226,162
7.625% 3/1/26 (d)		8,190,000	8,681,236
9.875% 8/1/27 (d)		1,340,000	1,544,350
11.5% 4/1/23 (d)		1,065,000	1,195,755
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		1,425,000	1,375,125
CCM Merger, Inc. 6.375% 5/1/26 (d)		1,450,000	1,529,750
Cedar Fair LP 5.25% 7/15/29		825,000	845,114
Cedar Fair LP/Canada's Wonderland Co.:
5.375% 4/15/27		1,130,000	1,158,250
5.5% 5/1/25 (d)		2,070,000	2,157,975
6.5% 10/1/28		75,000	81,279
Churchill Downs, Inc.:
4.75% 1/15/28 (d)		140,000	146,412
5.5% 4/1/27 (d)		875,000	908,906
Dave & Buster's, Inc. 7.625% 11/1/25 (d)		2,365,000	2,506,900
Everi Holdings, Inc. 5% 7/15/29 (d)		350,000	358,225
Expedia, Inc.:
4.625% 8/1/27		240,000	271,414
6.25% 5/1/25 (d)		925,000	1,067,611
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,121,000	5,428,260
Golden Nugget, Inc. 6.75% 10/15/24 (d)		4,010,000	4,019,223
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		4,725,000	4,689,563
3.75% 5/1/29 (d)		300,000	306,000
4% 5/1/31 (d)		2,830,000	2,918,438
4.875% 1/15/30		507,000	545,025
5.375% 5/1/25 (d)		380,000	398,662
5.75% 5/1/28 (d)		1,520,000	1,641,874
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		2,375,000	2,463,849
International Game Technology PLC:
4.125% 4/15/26 (d)		945,000	981,430
5.25% 1/15/29 (d)		3,550,000	3,789,625
6.25% 1/15/27 (d)		6,056,000	6,903,840
6.5% 2/15/25 (d)		500,000	557,500
Jacobs Entertainment, Inc. 7.875% 2/1/24 (d)		2,745,000	2,868,525
LHMC Finco SARL 7.875% 12/20/23 (d)		1,565,000	1,589,884
Life Time, Inc. 5.75% 1/15/26 (d)		2,020,000	2,070,500
Marriott International, Inc. 5.75% 5/1/25		645,000	740,995
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (d)		820,000	862,025
MCE Finance Ltd.:
5.375% 12/4/29 (d)		1,355,000	1,402,012
5.75% 7/21/28 (d)		1,425,000	1,485,563
Merlin Entertainments PLC 5.75% 6/15/26 (d)		200,000	206,500
MGM China Holdings Ltd.:
4.75% 2/1/27 (d)		1,015,000	1,028,956
5.25% 6/18/25 (d)		515,000	531,583
5.875% 5/15/26 (d)		1,965,000	2,058,706
MGM Resorts International:
4.75% 10/15/28		5,688,000	5,972,400
5.5% 4/15/27		2,259,000	2,458,809
6% 3/15/23		905,000	958,169
6.75% 5/1/25		2,750,000	2,915,000
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (d)		2,715,000	2,735,363
Motion Bondco DAC 6.625% 11/15/27 (d)		3,400,000	3,417,000
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		2,780,000	2,786,950
10.25% 2/1/26 (d)		1,970,000	2,275,744
NCL Finance Ltd. 6.125% 3/15/28 (d)		1,235,000	1,241,175
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		5,250,000	5,610,938
Penn National Gaming, Inc.:
4.125% 7/1/29 (d)		650,000	649,188
5.625% 1/15/27 (d)		3,150,000	3,260,250
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		1,900,000	1,948,089
5.875% 9/1/31 (d)		1,900,000	1,947,500
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)		1,095,000	1,109,290
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		2,640,000	2,574,000
5.5% 8/31/26 (d)		3,910,000	3,963,763
5.5% 4/1/28 (d)		5,070,000	5,113,881
9.125% 6/15/23 (d)		710,000	773,900
10.875% 6/1/23 (d)		1,065,000	1,198,570
Scientific Games Corp.:
5% 10/15/25 (d)		2,200,000	2,262,810
7% 5/15/28 (d)		345,000	371,893
7.25% 11/15/29 (d)		3,780,000	4,219,425
8.25% 3/15/26 (d)		6,945,000	7,386,893
8.625% 7/1/25 (d)		3,569,000	3,853,048
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		1,975,000	1,968,759
Six Flags Theme Park, Inc. 7% 7/1/25 (d)		270,000	288,563
Station Casinos LLC:
4.5% 2/15/28 (d)		1,994,000	2,023,910
5% 10/1/25 (d)		640,000	647,200
Studio City Finance Ltd. 5% 1/15/29 (d)		2,135,000	2,097,371
Travel+Leisure Co. 4.625% 3/1/30 (d)		75,000	77,250
Vail Resorts, Inc. 6.25% 5/15/25 (d)		605,000	644,628
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		675,000	653,063
7% 2/15/29 (d)		780,000	788,619
13% 5/15/25 (d)		1,175,000	1,360,063
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		845,000	840,775
Voc Escrow Ltd. 5% 2/15/28 (d)		1,200,000	1,186,500
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,065,000	1,101,945
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		3,635,000	3,816,750
Wynn Macau Ltd.:
5.125% 12/15/29 (d)		1,275,000	1,267,031
5.5% 1/15/26 (d)		945,000	971,980
5.5% 10/1/27 (d)		2,495,000	2,526,188
5.625% 8/26/28 (d)		3,500,000	3,545,360
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (d)		2,130,000	2,215,200
7.75% 4/15/25 (d)		1,229,000	1,305,813
Yum! Brands, Inc.:
4.625% 1/31/32		2,180,000	2,359,327
5.35% 11/1/43		1,755,000	1,948,050
6.875% 11/15/37		2,560,000	3,321,600
7.75% 4/1/25 (d)		770,000	829,590
			240,717,837
Household Durables - 0.6%
Apex Tool Group LLC / BC Mountain Finance, Inc. 9% 2/15/23 (d)		810,000	812,025
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)		1,125,000	1,125,000
6.625% 1/15/28 (d)		2,000,000	2,125,000
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		2,175,000	2,293,538
7.25% 10/15/29		7,175,000	7,937,344
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)		2,379,000	2,401,981
5% 6/15/29 (d)		2,080,000	2,108,600
6.25% 9/15/27 (d)		2,113,000	2,230,097
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (d)		170,000	180,955
Century Communities, Inc.:
3.875% 8/15/29 (d)		350,000	355,320
5.875% 7/15/25		500,000	514,690
6.75% 6/1/27		1,450,000	1,549,282
KB Home:
4% 6/15/31		1,025,000	1,066,000
4.8% 11/15/29		2,225,000	2,464,188
6.875% 6/15/27		1,400,000	1,673,000
M/I Homes, Inc. 4.95% 2/1/28		2,110,000	2,210,225
Meritage Homes Corp. 5.125% 6/6/27		1,686,000	1,906,364
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)		421,000	445,208
STL Holding Co. LLC 7.5% 2/15/26 (d)		1,250,000	1,325,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)		910,000	958,775
Tempur Sealy International, Inc. 4% 4/15/29 (d)		850,000	871,250
TopBuild Corp. 3.625% 3/15/29 (d)		1,000,000	1,000,980
TRI Pointe Homes, Inc.:
5.25% 6/1/27		975,000	1,057,875
5.7% 6/15/28		1,080,000	1,203,179
			39,815,876
Internet & Direct Marketing Retail - 0.3%
Angi Group LLC 3.875% 8/15/28 (d)		305,000	299,663
Match Group Holdings II LLC 4.125% 8/1/30 (d)		399,000	417,953
Millennium Escrow Corp. 6.625% 8/1/26 (d)		875,000	898,809
Photo Holdings Merger Sub, Inc. 8.5% 10/1/26 (d)		2,960,000	3,211,600
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		10,699,000	11,394,435
			16,222,460
Leisure Products - 0.1%
Mattel, Inc.:
3.375% 4/1/26 (d)		325,000	337,604
3.75% 4/1/29 (d)		1,830,000	1,921,134
5.45% 11/1/41		1,124,000	1,351,610
5.875% 12/15/27 (d)		600,000	654,750
6.2% 10/1/40		2,810,000	3,610,850
Vista Outdoor, Inc. 4.5% 3/15/29 (d)		1,425,000	1,441,031
			9,316,979
Multiline Retail - 0.0%
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (d)		995,000	1,037,487
Specialty Retail - 0.6%
Academy Ltd. 6% 11/15/27 (d)		419,000	448,854
Adient U.S. LLC 9% 4/15/25 (d)		3,830,000	4,175,548
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (d)		250,000	251,458
7.125% 7/15/29 (d)		1,460,000	1,461,825
Bath & Body Works, Inc.:
5.25% 2/1/28		240,000	268,799
6.625% 10/1/30 (d)		2,135,000	2,460,588
6.694% 1/15/27		930,000	1,091,848
6.95% 3/1/33		205,000	247,538
7.5% 6/15/29		745,000	863,090
9.375% 7/1/25 (d)		960,000	1,242,000
Caleres, Inc. 6.25% 8/15/23		750,000	751,875
Constellation Automotive Financing PLC 4.875% 7/15/27 (d)	GBP	360,000	493,659
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28 (d)		845,000	871,449
7.75% 10/15/25 (d)		2,485,000	2,708,153
LBM Acquisition LLC 6.25% 1/15/29 (d)		1,550,000	1,558,913
LCM Investments Holdings 4.875% 5/1/29 (d)		2,355,000	2,419,763
Lithia Motors, Inc. 3.875% 6/1/29 (d)		1,345,000	1,410,300
Metis Merger Sub LLC 6.5% 5/15/29 (d)		4,310,000	4,310,000
Park River Holdings, Inc. 5.625% 2/1/29 (d)		3,800,000	3,612,470
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)		250,000	260,313
7.75% 2/15/29 (d)		3,500,000	3,845,625
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		345,000	371,738
Sally Holdings LLC:
5.625% 12/1/25		4,123,000	4,256,998
8.75% 4/30/25 (d)		800,000	870,000
Specialty Building Products Holdings LLC 6.375% 9/30/26 (d)		1,140,000	1,199,850
			41,452,654
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (d)		1,500,000	1,507,500
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,565,000	1,611,950
The William Carter Co.:
5.5% 5/15/25 (d)		1,975,000	2,073,750
5.625% 3/15/27 (d)		2,005,000	2,095,225
Wolverine World Wide, Inc. 4% 8/15/29 (d)		3,330,000	3,375,388
			10,663,813
TOTAL CONSUMER DISCRETIONARY			479,721,924
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,125,000	3,154,719
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		5,395,000	5,339,593
			8,494,312
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		9,205,000	9,297,050
4.875% 2/15/30 (d)		2,500,000	2,728,125
5.875% 2/15/28 (d)		3,210,000	3,442,725
7.5% 3/15/26 (d)		1,565,000	1,703,526
C&S Group Enterprises LLC 5% 12/15/28 (d)		6,310,000	6,246,900
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	1,055,000	1,412,882
New Albertsons LP:
7.45% 8/1/29		615,000	714,938
8% 5/1/31		415,000	505,781
Performance Food Group, Inc. 5.5% 10/15/27 (d)		3,964,000	4,127,515
Sigma Holdco BV 7.875% 5/15/26 (d)		705,000	706,763
U.S. Foods, Inc. 4.75% 2/15/29 (d)		2,435,000	2,492,831
United Natural Foods, Inc. 6.75% 10/15/28 (d)		890,000	961,200
			34,340,236
Food Products - 1.0%
B&G Foods, Inc. 5.25% 9/15/27		4,730,000	4,912,105
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		1,520,000	1,579,265
7.5% 4/15/25 (d)		5,580,000	5,829,984
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		1,050,000	1,151,063
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (d)		3,670,000	3,870,841
5.5% 1/15/30 (d)		2,775,000	3,131,726
6.5% 4/15/29 (d)		8,350,000	9,456,375
Kraft Heinz Foods Co.:
4.375% 6/1/46		2,875,000	3,333,456
4.875% 10/1/49		2,035,000	2,527,675
5% 7/15/35		625,000	774,970
5% 6/4/42		825,000	1,043,102
5.2% 7/15/45		650,000	834,102
5.5% 6/1/50		1,325,000	1,765,334
6.5% 2/9/40		400,000	579,267
6.875% 1/26/39		690,000	1,030,378
7.125% 8/1/39 (d)		525,000	796,898
Pilgrim's Pride Corp.:
3.5% 3/1/32 (d)(h)		700,000	714,945
4.25% 4/15/31 (d)		225,000	242,288
5.875% 9/30/27 (d)		5,915,000	6,312,902
Post Holdings, Inc.:
4.5% 9/15/31 (d)		4,315,000	4,352,756
4.625% 4/15/30 (d)		4,379,000	4,471,255
5.5% 12/15/29 (d)		3,064,000	3,282,310
5.625% 1/15/28 (d)		690,000	726,225
5.75% 3/1/27 (d)		580,000	607,086
TreeHouse Foods, Inc. 4% 9/1/28		1,200,000	1,156,620
			64,482,928
Household Products - 0.0%
Central Garden & Pet Co.:
4.125% 10/15/30		47,000	48,226
4.125% 4/30/31 (d)		750,000	761,250
Energizer Holdings, Inc.:
4.375% 3/31/29 (d)		500,000	501,435
4.75% 6/15/28 (d)		559,000	574,373
Spectrum Brands Holdings, Inc.:
5% 10/1/29 (d)		480,000	504,000
5.5% 7/15/30 (d)		10,000	10,738
			2,400,022
Personal Products - 0.0%
Prestige Brands, Inc. 3.75% 4/1/31 (d)		1,357,000	1,340,038
Tobacco - 0.1%
Vector Group Ltd. 5.75% 2/1/29 (d)		3,500,000	3,561,250
TOTAL CONSUMER STAPLES			114,618,786
ENERGY - 6.0%
Energy Equipment & Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		865,000	898,519
Exterran Energy Solutions LP 8.125% 5/1/25		1,185,000	1,066,500
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		1,950,000	1,813,500
7.5% 1/15/28 (d)		3,400,000	3,094,000
Nabors Industries, Inc. 5.75% 2/1/25		3,200,000	2,700,000
NuStar Logistics LP 5.75% 10/1/25		4,205,000	4,520,375
Precision Drilling Corp.:
6.875% 1/15/29 (d)		525,000	528,063
7.125% 1/15/26 (d)		1,000,000	1,022,500
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		894,450	849,728
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		572,000	580,580
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		1,015,050	1,004,900
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		665,000	643,388
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		668,250	658,226
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		978,705	937,110
Transocean, Inc.:
7.5% 1/15/26 (d)		1,676,000	1,282,140
8% 2/1/27 (d)		625,000	459,375
11.5% 1/30/27 (d)		500,000	503,690
U.S.A. Compression Partners LP:
6.875% 4/1/26		780,000	810,459
6.875% 9/1/27		580,000	607,469
			23,980,522
Oil, Gas & Consumable Fuels - 5.6%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (d)		2,640,000	2,864,400
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)		2,050,000	2,098,616
5.75% 3/1/27 (d)		3,425,000	3,527,750
5.75% 1/15/28 (d)		1,710,000	1,780,538
Antero Resources Corp.:
5% 3/1/25		3,590,000	3,661,800
5.375% 3/1/30 (d)		1,750,000	1,780,503
7.625% 2/1/29 (d)		2,275,000	2,502,500
8.375% 7/15/26 (d)		1,154,000	1,306,905
Apache Corp.:
4.25% 1/15/30		400,000	430,528
4.625% 11/15/25		770,000	833,302
5.1% 9/1/40		1,650,000	1,835,625
5.25% 2/1/42		125,000	138,125
5.35% 7/1/49		200,000	223,040
6% 1/15/37		55,000	64,763
7.75% 12/15/29		625,000	762,500
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26 (d)		2,755,000	2,806,656
9% 11/1/27 (d)		1,836,000	2,441,880
California Resources Corp. 7.125% 2/1/26 (d)		1,580,000	1,657,467
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25		300,000	340,824
7% 6/30/24		295,000	334,550
Cheniere Energy Partners LP:
4% 3/1/31 (d)		2,375,000	2,499,688
4.5% 10/1/29		1,440,000	1,551,600
5.625% 10/1/26		365,000	377,739
Cheniere Energy, Inc. 4.625% 10/15/28		9,101,000	9,601,555
Chesapeake Energy Corp.:
5.5% 2/1/26 (d)		1,415,000	1,478,647
5.875% 2/1/29 (d)		1,515,000	1,617,263
Citgo Holding, Inc. 9.25% 8/1/24 (d)		5,785,000	5,796,570
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		7,211,000	7,319,165
7% 6/15/25 (d)		10,723,000	10,991,075
CNX Resources Corp. 7.25% 3/14/27 (d)		3,546,000	3,758,760
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		5,285,000	5,299,217
6.75% 3/1/29 (d)		6,325,000	6,638,088
7.5% 5/15/25 (d)		468,000	484,380
Continental Resources, Inc.:
4.375% 1/15/28		1,240,000	1,391,900
4.9% 6/1/44		1,590,000	1,790,594
5.75% 1/15/31 (d)		2,720,000	3,315,000
Coronado Finance Pty Ltd. 10.75% 5/15/26 (d)		1,025,000	1,126,475
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		7,624,000	7,700,240
5.75% 4/1/25		1,648,000	1,683,020
6% 2/1/29 (d)		2,605,000	2,657,100
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)		1,000,000	1,027,185
5.625% 10/15/25 (d)		275,000	283,231
CVR Energy, Inc.:
5.25% 2/15/25 (d)		2,694,000	2,640,120
5.75% 2/15/28 (d)		4,972,000	4,909,054
DCP Midstream Operating LP:
5.125% 5/15/29		1,770,000	1,964,700
5.625% 7/15/27		1,960,000	2,227,197
6.75% 9/15/37 (d)		1,350,000	1,677,375
8.125% 8/16/30		1,540,000	2,052,050
Delek Logistics Partners LP 7.125% 6/1/28 (d)		2,865,000	3,036,742
EG Global Finance PLC:
6.75% 2/7/25 (d)		3,610,000	3,709,275
8.5% 10/30/25 (d)		5,189,000	5,435,478
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		3,150,000	3,260,943
5.75% 1/30/28 (d)		5,715,000	6,015,038
6.625% 7/15/25 (d)		600,000	636,270
EnLink Midstream LLC 5.625% 1/15/28 (d)		390,000	407,550
EnLink Midstream Partners LP:
5.05% 4/1/45		530,000	486,357
5.45% 6/1/47		1,085,000	1,021,929
5.6% 4/1/44		180,000	171,000
EQM Midstream Partners LP:
4.125% 12/1/26		475,000	484,234
5.5% 7/15/28		50,000	54,562
6.5% 7/1/27 (d)		1,967,000	2,193,205
EQT Corp.:
3.9% 10/1/27		2,338,000	2,524,058
5% 1/15/29		835,000	949,662
6.625% 2/1/25 (f)		1,300,000	1,490,086
7.5% 2/1/30		2,347,000	3,049,387
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,895,000	3,003,215
7% 8/1/27		2,337,000	2,428,260
Gulfport Energy Corp. 8% 5/17/26 (d)		1,200,000	1,276,038
Harvest Midstream I LP 7.5% 9/1/28 (d)		1,775,000	1,872,448
Hess Corp.:
7.3% 8/15/31		165,000	224,389
7.875% 10/1/29		80,000	109,744
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		615,000	622,688
5.125% 6/15/28 (d)		3,020,000	3,163,450
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 10/1/25 (d)		2,605,000	2,631,050
5.75% 2/1/29 (d)		1,120,000	1,136,800
6% 2/1/31 (d)		1,190,000	1,222,725
6.25% 11/1/28 (d)		3,663,000	3,785,308
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,600,000	2,652,780
Independence Energy Finance LLC 7.25% 5/1/26 (d)		1,630,000	1,646,300
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		3,630,000	3,738,900
MEG Energy Corp.:
5.875% 2/1/29 (d)		2,530,000	2,605,672
6.5% 1/15/25 (d)		1,397,000	1,442,403
7.125% 2/1/27 (d)		3,332,000	3,506,130
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(g)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		750,000	756,675
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		8,430,000	8,473,836
6.75% 9/15/25 (d)		8,649,000	8,778,735
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		13,145,000	13,342,175
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		1,750,000	1,636,250
Occidental Petroleum Corp.:
3% 2/15/27		850,000	852,125
3.5% 8/15/29		1,585,000	1,642,520
4.1% 2/15/47		500,000	488,865
4.3% 8/15/39		305,000	310,338
4.4% 4/15/46		400,000	408,816
4.625% 6/15/45		225,000	232,875
5.5% 12/1/25		100,000	111,500
5.55% 3/15/26		150,000	167,250
5.875% 9/1/25		225,000	253,139
6.125% 1/1/31		3,010,000	3,639,692
6.2% 3/15/40		295,000	351,820
6.375% 9/1/28		680,000	804,685
6.45% 9/15/36		2,305,000	2,881,250
6.625% 9/1/30		3,060,000	3,816,279
6.95% 7/1/24		756,000	851,589
7.15% 5/15/28		1,325,000	1,538,564
7.5% 5/1/31		4,115,000	5,384,189
7.875% 9/15/31		700,000	929,887
7.95% 6/15/39		1,225,000	1,611,916
8% 7/15/25		2,660,000	3,205,300
8.5% 7/15/27		1,640,000	2,068,811
8.875% 7/15/30		7,100,000	9,743,259
Ovintiv Exploration, Inc. 5.625% 7/1/24		930,000	1,036,491
Ovintiv, Inc.:
6.5% 8/15/34		1,160,000	1,541,764
6.5% 2/1/38		550,000	759,916
6.625% 8/15/37		250,000	343,319
Parkland Corp. 4.5% 10/1/29 (d)		1,075,000	1,101,875
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		7,543,000	7,278,995
Range Resources Corp.:
4.875% 5/15/25		1,800,000	1,863,000
5% 3/15/23		1,104,000	1,132,240
8.25% 1/15/29 (d)		520,000	577,231
9.25% 2/1/26		1,575,000	1,722,286
Rockies Express Pipeline LLC:
3.6% 5/15/25 (d)		1,925,000	1,981,268
4.8% 5/15/30 (d)		100,000	103,419
4.95% 7/15/29 (d)		1,070,000	1,113,196
6.875% 4/15/40 (d)		785,000	865,463
7.5% 7/15/38 (d)		2,800,000	3,122,000
SM Energy Co.:
5.625% 6/1/25		1,245,000	1,249,009
6.5% 7/15/28		1,070,000	1,075,211
6.75% 9/15/26		290,000	291,450
Southwestern Energy Co. 5.375% 3/15/30		3,750,000	3,900,863
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		3,360,000	3,402,000
5.5% 2/15/26		1,458,000	1,497,964
5.875% 3/15/28		240,000	253,500
6% 4/15/27		1,000,000	1,044,910
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		2,398,000	2,421,980
6% 3/1/27 (d)		8,970,000	9,283,950
6% 12/31/30 (d)		5,885,000	5,985,751
6% 9/1/31 (d)		3,470,000	3,474,338
7.5% 10/1/25 (d)		1,875,000	2,020,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)		4,940,000	5,173,810
4.875% 2/1/31		2,922,000	3,178,552
5% 1/15/28		250,000	262,500
5.375% 2/1/27		3,800,000	3,937,750
5.5% 3/1/30		967,000	1,066,118
5.875% 4/15/26		2,715,000	2,840,569
6.5% 7/15/27		1,585,000	1,716,111
6.875% 1/15/29		3,680,000	4,137,056
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		2,870,000	2,957,851
4.125% 8/15/31 (d)		3,140,000	3,293,075
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		3,805,000	4,109,400
Western Gas Partners LP:
4.35% 2/1/25 (e)		1,550,000	1,628,771
5.3% 2/1/30		3,050,000	3,417,861
5.45% 4/1/44		75,000	85,294
5.5% 8/15/48		1,025,000	1,174,747
6.5% 2/1/50		350,000	412,631
			371,363,436
TOTAL ENERGY			395,343,958
FINANCIALS - 2.4%
Capital Markets - 0.2%
AssuredPartners, Inc. 5.625% 1/15/29 (d)		890,000	895,767
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		800,000	806,224
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp. 3.875% 2/15/26 (d)		630,000	651,918
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		2,050,000	2,101,250
LPL Holdings, Inc.:
4% 3/15/29 (d)		4,600,000	4,697,980
4.375% 5/15/31 (d)		240,000	248,400
MidCap Financial Issuer Trust:
5.625% 1/15/30 (d)		1,305,000	1,298,475
6.5% 5/1/28 (d)		2,570,000	2,689,402
MSCI, Inc.:
3.25% 8/15/33 (d)		655,000	675,469
4% 11/15/29 (d)		875,000	936,250
			15,001,135
Consumer Finance - 0.6%
Ford Motor Credit Co. LLC:
4% 11/13/30		1,000,000	1,055,000
5.125% 6/16/25		3,370,000	3,698,575
goeasy Ltd.:
4.375% 5/1/26 (d)		1,075,000	1,108,594
5.375% 12/1/24 (d)		100,000	103,000
Navient Corp.:
4.875% 3/15/28		1,680,000	1,709,400
5% 3/15/27		3,230,000	3,391,500
6.125% 3/25/24		2,435,000	2,640,027
6.75% 6/25/25		1,255,000	1,399,325
6.75% 6/15/26		700,000	788,375
7.25% 9/25/23		1,215,000	1,334,832
OneMain Finance Corp.:
3.875% 9/15/28		3,050,000	3,064,274
4% 9/15/30		875,000	876,873
5.375% 11/15/29		2,865,000	3,130,013
6.125% 3/15/24		1,395,000	1,503,113
6.625% 1/15/28		3,701,000	4,271,805
6.875% 3/15/25		2,711,000	3,070,208
7.125% 3/15/26		4,569,000	5,334,308
8.875% 6/1/25		2,895,000	3,174,947
SLM Corp. 4.2% 10/29/25		700,000	754,250
			42,408,419
Diversified Financial Services - 0.7%
Cosan Luxembourg SA 7% 1/20/27 (d)		1,315,000	1,379,353
HCRX Investments Holdco LP 4.5% 8/1/29 (d)		725,000	734,343
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		2,000,000	2,007,500
5.25% 5/15/27		9,261,000	9,619,864
6.25% 5/15/26		5,285,000	5,569,069
MPH Acquisition Holdings LLC 5.5% 9/1/28 (d)		1,000,000	1,016,250
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (d)		2,300,000	2,394,875
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		365,000	378,585
United Shore Financial Services LLC 5.5% 4/15/29 (d)		870,000	852,600
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25 (d)		3,625,000	3,421,094
9.5% 7/1/25 (d)		825,000	915,750
Verscend Escrow Corp. 9.75% 8/15/26 (d)		7,840,000	8,281,000
VMED O2 UK Financing I PLC:
4.25% 1/31/31 (d)		2,337,000	2,348,732
4.75% 7/15/31 (d)		3,550,000	3,644,111
			42,563,126
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (d)		1,045,000	1,034,550
6% 8/1/29 (d)		1,875,000	1,846,875
7% 11/15/25 (d)		1,160,000	1,181,750
10.125% 8/1/26 (d)		4,035,000	4,529,288
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		329,000	329,823
6.75% 10/15/27 (d)		9,924,000	10,320,960
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,865,000	4,944,056
Genworth Mortgage Holdings, Inc. 6.5% 8/15/25 (d)		1,565,000	1,690,200
GTCR AP Finance, Inc. 8% 5/15/27 (d)		1,035,000	1,094,513
HUB International Ltd. 7% 5/1/26 (d)		3,825,000	3,957,345
			30,929,360
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5.5% 11/1/23 (d)		1,425,000	1,494,469
Thrifts & Mortgage Finance - 0.4%
Freedom Mortgage Corp.:
6.625% 1/15/27 (d)		1,300,000	1,244,750
7.625% 5/1/26 (d)		1,575,000	1,579,064
Home Point Capital, Inc. 5% 2/1/26 (d)		3,450,000	2,984,250
LD Holdings Group LLC:
6.125% 4/1/28 (d)		1,625,000	1,597,139
6.5% 11/1/25 (d)		675,000	688,500
MGIC Investment Corp. 5.25% 8/15/28		355,000	380,489
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30 (d)		2,015,000	2,065,556
5.5% 8/15/28 (d)		3,030,000	3,147,413
6% 1/15/27 (d)		2,662,000	2,805,083
Pennymac Financial Services, Inc.:
4.25% 2/15/29 (d)		2,725,000	2,622,813
5.375% 10/15/25 (d)		2,210,000	2,286,864
Quicken Loans LLC 5.25% 1/15/28 (d)		3,585,000	3,782,175
			25,184,096
TOTAL FINANCIALS			157,580,605
HEALTH CARE - 3.2%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		47,000	45,825
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC:
4.625% 8/1/29 (d)		3,063,000	3,071,576
5.125% 3/1/30 (d)		1,255,000	1,271,164
6.125% 8/1/28 (d)		785,000	836,025
Avantor Funding, Inc. 4.625% 7/15/28 (d)		4,300,000	4,546,820
Hologic, Inc.:
3.25% 2/15/29 (d)		1,785,000	1,829,090
4.625% 2/1/28 (d)		160,000	170,200
Teleflex, Inc. 4.25% 6/1/28 (d)		270,000	281,138
			12,006,013
Health Care Providers & Services - 1.9%
AMN Healthcare:
4% 4/15/29 (d)		1,522,000	1,569,563
4.625% 10/1/27 (d)		2,065,000	2,152,763
Centene Corp.:
3.375% 2/15/30		1,945,000	2,032,525
4.625% 12/15/29		1,400,000	1,535,646
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		2,465,000	2,514,571
5.625% 3/15/27 (d)		5,145,000	5,427,975
6% 1/15/29 (d)		2,810,000	2,996,163
6.125% 4/1/30 (d)		1,985,000	2,000,781
6.875% 4/15/29 (d)		2,345,000	2,435,869
8% 3/15/26 (d)		3,080,000	3,296,986
8% 12/15/27 (d)		2,945,000	3,243,181
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		5,520,000	5,454,947
4.625% 6/1/30 (d)		11,320,000	11,831,211
HCA Holdings, Inc.:
3.5% 9/1/30		4,075,000	4,372,638
5.625% 9/1/28		275,000	327,938
5.875% 2/15/26		875,000	1,014,825
5.875% 2/1/29		2,030,000	2,461,375
7.05% 12/1/27		515,000	645,038
LifePoint Health, Inc.:
4.375% 2/15/27 (d)		624,000	622,440
6.75% 4/15/25 (d)		3,260,000	3,431,150
MEDNAX, Inc. 6.25% 1/15/27 (d)		2,525,000	2,660,719
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		435,000	446,519
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		855,000	911,644
4.375% 6/15/28 (d)		840,000	880,950
Owens & Minor, Inc. 4.5% 3/31/29 (d)		625,000	639,031
Prime Healthcare Services 7.25% 11/1/25 (d)		3,050,000	3,263,500
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,710,000	2,906,475
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		6,163,000	6,555,891
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (d)		1,225,000	1,203,367
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,905,000	3,996,523
Sabra Health Care LP 5.125% 8/15/26		725,000	817,997
Select Medical Corp. 6.25% 8/15/26 (d)		770,000	814,275
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		6,225,000	6,360,643
4.625% 7/15/24		3,372,000	3,418,365
4.625% 6/15/28 (d)		1,864,000	1,929,240
4.875% 1/1/26 (d)		1,520,000	1,576,696
5.125% 11/1/27 (d)		1,800,000	1,894,500
6.125% 10/1/28 (d)		12,890,000	13,607,393
6.25% 2/1/27 (d)		5,750,000	5,994,375
6.875% 11/15/31		1,420,000	1,611,700
7.5% 4/1/25 (d)		2,150,000	2,300,500
Vizient, Inc. 6.25% 5/15/27 (d)		125,000	130,938
			123,288,826
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		1,275,000	1,332,286
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		725,000	747,359
4.25% 5/1/28 (d)		120,000	125,689
			873,048
Pharmaceuticals - 1.1%
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)		4,035,000	4,145,963
5% 1/30/28 (d)		6,245,000	5,956,169
5% 2/15/29 (d)		1,415,000	1,321,299
5.25% 1/30/30 (d)		4,792,000	4,504,480
5.25% 2/15/31 (d)		2,100,000	1,958,670
6.25% 2/15/29 (d)		10,698,000	10,617,765
7% 1/15/28 (d)		7,025,000	7,280,464
7.25% 5/30/29 (d)		3,885,000	4,001,550
Catalent Pharma Solutions 3.125% 2/15/29 (d)		675,000	666,876
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/29 (d)		1,200,000	1,188,000
Jazz Securities DAC 4.375% 1/15/29 (d)		4,325,000	4,481,781
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		3,590,000	3,703,803
5.125% 4/30/31 (d)		5,375,000	5,638,160
Teva Pharmaceutical Finance LLC 6.15% 2/1/36		995,000	1,104,450
Teva Pharmaceutical Finance Netherlands III BV:
6% 4/15/24		390,000	408,443
6.75% 3/1/28		1,500,000	1,695,000
7.125% 1/31/25		2,850,000	3,112,770
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27 (d)		10,229,000	11,000,778
9.25% 4/1/26 (d)		2,385,000	2,569,838
			75,356,259
TOTAL HEALTH CARE			212,902,257
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.5%
Bombardier, Inc.:
6% 2/15/28 (d)		4,315,000	4,352,023
7.125% 6/15/26 (d)		5,350,000	5,644,250
7.5% 12/1/24 (d)		5,320,000	5,545,036
7.5% 3/15/25 (d)		17,755,000	18,239,179
7.875% 4/15/27 (d)		14,110,000	14,793,630
BWX Technologies, Inc. 4.125% 6/30/28 (d)		3,685,000	3,786,338
Moog, Inc. 4.25% 12/15/27 (d)		3,792,000	3,896,280
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		1,700,000	1,799,875
The Boeing Co.:
5.15% 5/1/30		4,755,000	5,625,944
5.805% 5/1/50		5,785,000	7,857,219
5.93% 5/1/60		2,425,000	3,370,586
TransDigm, Inc.:
4.625% 1/15/29 (d)		4,965,000	4,902,938
5.5% 11/15/27		11,559,000	11,833,526
6.25% 3/15/26 (d)		3,715,000	3,900,750
7.5% 3/15/27		3,145,000	3,325,838
8% 12/15/25 (d)		2,915,000	3,119,050
			101,992,462
Airlines - 0.4%
Air Canada:
3.875% 8/15/26 (d)		810,000	814,050
4.625% 8/15/29 (d)	CAD	720,000	578,157
American Airlines, Inc. 11.75% 7/15/25 (d)		2,805,000	3,482,408
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26 (d)		3,385,000	3,567,790
5.75% 4/20/29 (d)		5,795,000	6,257,818
Delta Air Lines, Inc.:
7% 5/1/25 (d)		1,055,000	1,234,160
7.375% 1/15/26		1,450,000	1,707,089
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)		240,000	257,400
4.75% 10/20/28 (d)		1,030,000	1,146,672
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		1,815,000	1,911,431
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,430,000	1,553,481
United Airlines, Inc.:
4.375% 4/15/26 (d)		2,600,000	2,697,240
4.625% 4/15/29 (d)		2,095,000	2,173,563
			27,381,259
Building Products - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,450,000	1,508,000
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (d)		1,500,000	1,603,575
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		245,000	249,900
Forterra Finance LLC/FRTA Finance Corp. 6.5% 7/15/25 (d)		905,000	969,481
Griffon Corp. 5.75% 3/1/28		3,400,000	3,608,046
Jeld-Wen, Inc.:
4.625% 12/15/25 (d)		450,000	458,568
4.875% 12/15/27 (d)		1,276,000	1,330,230
Masonite International Corp.:
3.5% 2/15/30 (d)		725,000	726,617
5.375% 2/1/28 (d)		100,000	106,252
New Enterprise Stone & Lime Co., Inc. 6.25% 3/15/26 (d)		1,055,000	1,084,013
PGT Innovations, Inc. 6.75% 8/1/26 (d)		920,000	965,264
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28 (d)		3,175,000	3,318,685
Standard Industries, Inc./New Jersey:
3.375% 1/15/31 (d)		950,000	915,563
4.375% 7/15/30 (d)		3,745,000	3,847,276
4.75% 1/15/28 (d)		1,856,000	1,927,038
5% 2/15/27 (d)		180,000	186,075
			22,804,583
Commercial Services & Supplies - 1.3%
ACCO Brands Corp. 4.25% 3/15/29 (d)		2,200,000	2,210,670
ADT Corp. 4.125% 8/1/29 (d)		3,550,000	3,545,421
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)		3,180,000	3,179,714
6.625% 7/15/26 (d)		4,604,000	4,920,525
9.75% 7/15/27 (d)		3,310,000	3,620,313
APX Group, Inc. 6.75% 2/15/27 (d)		1,310,000	1,396,788
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		2,715,000	2,726,878
4.625% 6/1/28 (d)		3,585,000	3,593,963
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		5,369,000	5,409,268
CoreCivic, Inc. 8.25% 4/15/26		3,665,000	3,868,774
GFL Environmental, Inc.:
4.375% 8/15/29 (d)		2,170,000	2,180,850
4.75% 6/15/29 (d)		1,515,000	1,556,663
Intrado Corp. 8.5% 10/15/25 (d)		5,112,000	4,907,520
IPD BV 5.5% 12/1/25 (d)	EUR	245,000	300,942
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		3,065,000	3,058,870
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,285,000	3,383,550
Madison IAQ LLC:
4.125% 6/30/28 (d)		4,620,000	4,645,364
5.875% 6/30/29 (d)		5,475,000	5,605,031
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		2,470,000	2,447,523
4.75% 7/15/31 (d)		1,275,000	1,259,652
5.625% 10/1/28 (d)		4,324,000	4,545,605
5.875% 10/1/30 (d)		3,189,000	3,424,189
PowerTeam Services LLC 9.033% 12/4/25 (d)		2,260,000	2,469,050
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (d)		47,000	45,353
5.75% 4/15/26 (d)		1,137,000	1,230,049
6.25% 1/15/28 (d)		1,845,000	1,911,881
Staples, Inc.:
7.5% 4/15/26 (d)		3,015,000	3,052,688
10.75% 4/15/27 (d)		2,495,000	2,432,625
Stericycle, Inc. 3.875% 1/15/29 (d)		1,640,000	1,669,044
The Brink's Co. 4.625% 10/15/27 (d)		850,000	892,781
			85,491,544
Construction & Engineering - 0.2%
Amsted Industries, Inc.:
4.625% 5/15/30 (d)		1,490,000	1,549,600
5.625% 7/1/27 (d)		1,605,000	1,681,238
Cloud Crane LLC 10.125% 8/1/24 (d)		4,720,000	4,855,700
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		625,000	645,313
Pike Corp. 5.5% 9/1/28 (d)		6,464,000	6,569,040
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		795,000	819,248
6.125% 7/1/29 (d)		179,000	185,713
			16,305,852
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (d)		2,055,000	2,126,021
Wesco Distribution, Inc.:
7.125% 6/15/25 (d)		1,975,000	2,124,488
7.25% 6/15/28 (d)		1,015,000	1,128,873
			5,379,382
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)		915,000	919,575
4.75% 6/15/29 (d)		1,700,000	1,738,250
			2,657,825
Machinery - 0.3%
Colfax Corp. 6.375% 2/15/26 (d)		409,000	429,961
Hillenbrand, Inc.:
3.75% 3/1/31		380,000	382,850
5% 9/15/26 (f)		25,000	27,888
5.75% 6/15/25		155,000	163,913
Meritor, Inc. 6.25% 6/1/25 (d)		735,000	781,797
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,965,000	2,044,700
Terex Corp. 5% 5/15/29 (d)		1,475,000	1,550,594
Titan International, Inc. 7% 4/30/28 (d)		1,325,000	1,384,903
Vertical Holdco GmbH 7.625% 7/15/28 (d)		3,170,000	3,433,522
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,415,000	6,777,897
			16,978,025
Marine - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)		3,395,000	3,471,388
Professional Services - 0.2%
ASGN, Inc. 4.625% 5/15/28 (d)		870,000	908,297
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		2,050,000	2,113,058
4% 7/1/29 (d)		1,070,000	1,108,788
CoreLogic, Inc. 4.5% 5/1/28 (d)		1,250,000	1,246,825
Dun & Bradstreet Corp. 6.875% 8/15/26 (d)		4,339,000	4,572,221
Science Applications Internati 4.875% 4/1/28 (d)		2,095,000	2,187,997
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,400,000	2,418,000
			14,555,186
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28 (d)		1,475,000	1,520,666
5.75% 7/15/27 (d)		1,450,000	1,509,813
Uber Technologies, Inc.:
7.5% 5/15/25 (d)		540,000	575,775
7.5% 9/15/27 (d)		3,635,000	3,962,150
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (d)		1,595,000	1,706,650
XPO Logistics, Inc. 6.25% 5/1/25 (d)		710,000	749,938
			10,024,992
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc. 5.625% 4/15/26 (d)		1,000,000	1,027,500
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (d)		500,000	507,750
Foundation Building Materials, Inc. 6% 3/1/29 (d)		1,625,000	1,601,925
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		6,685,000	6,713,077
United Rentals North America, Inc.:
3.75% 1/15/32		2,015,000	2,057,819
3.875% 2/15/31		3,300,000	3,415,797
4% 7/15/30		3,350,000	3,509,125
4.875% 1/15/28		4,310,000	4,568,600
5.25% 1/15/30		2,400,000	2,631,000
			26,032,593
Transportation Infrastructure - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		3,140,000	3,116,010
TOTAL INDUSTRIALS			336,191,101
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Commscope Technologies LLC 6% 6/15/25 (d)		1,040,000	1,057,680
CommScope, Inc. 6% 3/1/26 (d)		2,823,000	2,961,892
Hughes Satellite Systems Corp. 6.625% 8/1/26		3,210,000	3,647,363
SSL Robotics LLC 9.75% 12/31/23 (d)		1,581,000	1,723,290
ViaSat, Inc.:
5.625% 9/15/25 (d)		2,625,000	2,669,599
5.625% 4/15/27 (d)		1,155,000	1,198,313
6.5% 7/15/28 (d)		355,000	374,450
			13,632,587
Electronic Equipment & Components - 0.1%
Brightstar Escrow Corp. 9.75% 10/15/25 (d)		2,085,000	2,246,588
Sensata Technologies, Inc. 3.75% 2/15/31 (d)		1,400,000	1,407,000
TTM Technologies, Inc. 4% 3/1/29 (d)		5,135,000	5,199,188
			8,852,776
IT Services - 0.8%
Acuris Finance U.S. 5% 5/1/28 (d)		4,185,000	4,153,613
Alliance Data Systems Corp. 4.75% 12/15/24 (d)		1,775,000	1,821,594
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		3,110,000	3,160,538
6.125% 12/1/28 (d)		3,910,000	4,035,628
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		9,062,000	9,503,773
CDW LLC/CDW Finance Corp. 3.25% 2/15/29		1,605,000	1,647,131
Gartner, Inc.:
3.625% 6/15/29 (d)		2,225,000	2,290,137
3.75% 10/1/30 (d)		1,520,000	1,590,528
4.5% 7/1/28 (d)		1,185,000	1,254,619
GCI LLC 4.75% 10/15/28 (d)		850,000	891,438
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		1,075,000	1,061,563
5.25% 12/1/27 (d)		735,000	774,837
Presidio Holdings, Inc.:
4.875% 2/1/27 (d)		660,000	683,100
8.25% 2/1/28 (d)		865,000	938,352
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		2,275,000	2,184,000
5.375% 12/1/28 (d)		14,645,000	14,494,596
RP Crown Parent, LLC 7.375% 10/15/24 (d)		600,000	611,064
Sabre GLBL, Inc.:
7.375% 9/1/25 (d)		660,000	697,950
9.25% 4/15/25 (d)		820,000	945,050
Tempo Acquisition LLC 5.75% 6/1/25 (d)		1,505,000	1,587,474
Twilio, Inc. 3.875% 3/15/31		805,000	841,225
			55,168,210
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		810,000	851,075
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25 (d)		1,535,000	1,559,944
6.875% 8/1/25 (d)		590,000	599,588
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,680,000	6,763,500
Boxer Parent Co., Inc.:
6.5% 10/2/25 (d)	EUR	210,000	260,380
7.125% 10/2/25 (d)		3,605,000	3,858,972
9.125% 3/1/26 (d)		415,000	435,331
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25% 1/31/26 (d)		3,325,000	3,499,563
CDK Global, Inc. 5.25% 5/15/29 (d)		1,105,000	1,201,378
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		2,505,000	2,549,389
4.875% 7/1/29 (d)		3,120,000	3,218,186
Crowdstrike Holdings, Inc. 3% 2/15/29		1,170,000	1,179,828
Elastic NV 4.125% 7/15/29 (d)		2,225,000	2,259,421
Fair Isaac Corp. 5.25% 5/15/26 (d)		1,225,000	1,398,080
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		3,905,000	4,031,913
LogMeIn, Inc. 5.5% 9/1/27 (d)		650,000	674,375
NortonLifeLock, Inc. 5% 4/15/25 (d)		1,300,000	1,314,196
Open Text Corp.:
3.875% 2/15/28 (d)		800,000	835,000
5.875% 6/1/26 (d)		325,000	335,481
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		1,380,000	1,461,351
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,285,000	1,336,027
			38,771,903
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5% 10/1/28 (d)		675,000	698,625
5.125% 4/15/29 (d)		1,725,000	1,788,545
5.25% 10/1/30 (d)		1,805,000	1,886,225
			4,373,395
TOTAL INFORMATION TECHNOLOGY			121,649,946
MATERIALS - 3.5%
Chemicals - 1.2%
Avient Corp. 5.75% 5/15/25 (d)		100,000	105,550
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		1,095,000	1,073,100
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		1,050,000	1,102,458
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (d)(f)(i)		661,000	661,001
6.5% 5/15/26 (d)		3,205,000	3,245,063
6.875% 6/15/25 (d)		715,000	738,238
Cornerstone Chemical Co. 6.75% 8/15/24 (d)		2,050,000	1,837,313
CVR Partners LP 6.125% 6/15/28 (d)		1,265,000	1,293,463
Element Solutions, Inc. 3.875% 9/1/28 (d)		47,000	47,940
Gpd Companies, Inc. 10.125% 4/1/26 (d)		1,535,000	1,655,881
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		1,985,000	2,024,700
Hexion, Inc. 7.875% 7/15/27 (d)		1,550,000	1,646,875
Ingevity Corp. 3.875% 11/1/28 (d)		375,000	376,406
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25% 5/15/26 (d)	EUR	360,000	436,419
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		3,450,000	3,432,750
7% 12/31/27 (d)		2,160,000	2,100,600
Methanex Corp.:
5.125% 10/15/27		3,661,000	3,985,914
5.25% 12/15/29		1,383,000	1,508,618
5.65% 12/1/44		2,787,000	3,031,643
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		1,215,000	1,221,075
4.875% 6/1/24 (d)		800,000	846,000
5.25% 6/1/27 (d)		3,875,000	4,140,166
OCI NV 4.625% 10/15/25 (d)		1,240,000	1,298,280
Olin Corp. 5% 2/1/30		1,330,000	1,427,449
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (d)		2,075,000	2,145,529
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		1,600,000	1,611,680
6.625% 5/1/29 (d)		575,000	565,484
The Chemours Co. LLC:
4.625% 11/15/29 (d)		2,815,000	2,795,351
5.375% 5/15/27		1,300,000	1,411,826
5.75% 11/15/28 (d)		9,695,000	10,276,700
The Scotts Miracle-Gro Co.:
4% 4/1/31 (d)		1,275,000	1,278,188
4.375% 2/1/32 (d)		650,000	659,120
4.5% 10/15/29		1,555,000	1,624,975
TPC Group, Inc.:
10.5% 8/1/24 (d)		4,960,000	4,588,000
10.875% 8/1/24 (d)		911,763	957,351
Tronox, Inc.:
4.625% 3/15/29 (d)		4,040,000	4,096,358
6.5% 5/1/25 (d)		2,075,000	2,189,125
Univar Solutions U.S.A., Inc. 5.125% 12/1/27 (d)		1,510,000	1,577,950
Valvoline, Inc.:
3.625% 6/15/31 (d)		750,000	746,250
4.25% 2/15/30 (d)		1,389,000	1,441,088
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		1,195,000	1,239,813
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		4,050,000	4,217,063
			82,658,753
Construction Materials - 0.2%
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	219,100
SRM Escrow Issuer LLC 6% 11/1/28 (d)		3,950,000	4,187,000
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (d)		2,230,000	2,361,013
6.5% 3/15/27 (d)		2,375,000	2,493,750
U.S. Concrete, Inc. 5.125% 3/1/29 (d)		2,750,000	3,005,523
White Cap Buyer LLC 6.875% 10/15/28 (d)		1,270,000	1,350,963
			13,617,349
Containers & Packaging - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		3,805,000	4,007,350
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)		5,060,000	5,157,405
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		605,000	629,019
5.25% 4/30/25 (d)		440,000	460,350
5.25% 8/15/27 (d)		2,959,000	3,062,565
5.25% 8/15/27 (d)		3,065,000	3,172,275
BWAY Holding Co.:
7.25% 4/15/25 (d)		885,000	874,867
8.5% 4/15/24 (d)		400,000	413,000
Flex Acquisition Co., Inc. 6.875% 1/15/25 (d)		3,509,000	3,548,476
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		320,000	341,123
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (d)(f)		1,016,000	1,056,640
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		1,287,000	1,344,915
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		2,070,000	2,112,207
Owens-Brockway Glass Container, Inc.:
6.375% 8/15/25 (d)		650,000	725,563
6.625% 5/13/27 (d)		1,775,000	1,914,480
Pactiv LLC:
7.95% 12/15/25		690,000	783,150
8.375% 4/15/27		175,000	202,125
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		3,339,000	3,518,238
8.5% 8/15/27 (d)		3,297,000	3,547,572
			36,871,320
Metals & Mining - 1.4%
Alcoa Nederland Holding BV:
5.5% 12/15/27 (d)		1,340,000	1,442,175
6.125% 5/15/28 (d)		940,000	1,022,250
7% 9/30/26 (d)		2,010,000	2,100,068
Allegheny Technologies, Inc. 5.875% 12/1/27		4,835,000	5,070,706
Arconic Corp.:
6% 5/15/25 (d)		525,000	555,739
6.125% 2/15/28 (d)		1,550,000	1,656,857
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		3,911,000	4,253,213
Cleveland-Cliffs, Inc. 9.875% 10/17/25 (d)		453,000	525,480
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		690,000	730,538
Constellium NV:
3.75% 4/15/29 (d)		975,000	969,833
5.875% 2/15/26 (d)		1,500,000	1,539,450
Eldorado Gold Corp.:
6.25% 9/1/29 (d)		2,850,000	2,878,500
9.5% 6/1/24 (d)		2,864,000	3,140,555
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,185,000	2,227,608
6.875% 3/1/26 (d)		2,545,000	2,637,958
6.875% 10/15/27 (d)		4,470,000	4,816,425
7.25% 4/1/23 (d)		8,950,000	9,101,031
7.5% 4/1/25 (d)		1,081,000	1,123,902
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		1,955,000	2,105,731
4.5% 9/15/27 (d)		20,000	21,700
5.125% 5/15/24 (d)		1,260,000	1,355,256
Freeport-McMoRan, Inc.:
4.375% 8/1/28		1,175,000	1,245,500
4.55% 11/14/24		1,800,000	1,948,500
4.625% 8/1/30		1,195,000	1,315,994
5% 9/1/27		570,000	599,925
5.25% 9/1/29		585,000	647,420
5.4% 11/14/34		2,215,000	2,777,488
5.45% 3/15/43		2,840,000	3,631,451
Hecla Mining Co. 7.25% 2/15/28		4,830,000	5,228,427
HudBay Minerals, Inc.:
4.5% 4/1/26 (d)		2,155,000	2,166,206
6.125% 4/1/29 (d)		3,619,000	3,890,425
IAMGOLD Corp. 5.75% 10/15/28 (d)		2,275,000	2,253,672
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		930,000	1,036,922
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		1,875,000	1,942,969
4.625% 3/1/28 (d)		1,814,000	1,882,025
New Gold, Inc.:
6.375% 5/15/25 (d)		1,623,000	1,673,719
7.5% 7/15/27 (d)		4,195,000	4,404,750
Novelis Corp. 4.75% 1/30/30 (d)		2,085,000	2,220,525
TMS International Corp. 6.25% 4/15/29 (d)		675,000	707,535
United States Steel Corp. 6.875% 3/1/29		2,540,000	2,774,950
			91,623,378
Paper & Forest Products - 0.1%
Mercer International, Inc.:
5.125% 2/1/29		870,000	876,682
5.5% 1/15/26		160,000	163,168
SPA Holdings 3 OY 4.875% 2/4/28 (d)		2,755,000	2,775,663
			3,815,513
TOTAL MATERIALS			228,586,313
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.1%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		1,200,000	1,233,000
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29 (d)		950,000	1,007,000
4.5% 1/15/28		2,400,000	2,634,000
4.625% 6/15/25 (d)		140,000	150,472
5.75% 2/1/27		660,000	759,752
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		300,000	320,750
5% 10/15/27		4,214,000	4,461,573
Park Intermediate Holdings LLC:
4.875% 5/15/29 (d)		1,005,000	1,035,150
5.875% 10/1/28 (d)		665,000	708,225
7.5% 6/1/25 (d)		5,234,000	5,600,380
RHP Hotel Properties LP/RHP Finance Corp. 4.5% 2/15/29 (d)		650,000	658,125
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		635,000	640,556
SBA Communications Corp. 4.875% 9/1/24		1,425,000	1,446,375
Senior Housing Properties Trust:
4.375% 3/1/31		2,050,000	2,011,563
4.75% 5/1/24		1,375,000	1,418,154
4.75% 2/15/28		1,650,000	1,670,625
9.75% 6/15/25		3,955,000	4,350,500
The GEO Group, Inc. 6% 4/15/26		650,000	549,250
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		6,775,000	6,918,969
6.5% 2/15/29 (d)		16,120,000	16,799,942
Uniti Group, Inc.:
7.125% 12/15/24 (d)		3,000,000	3,085,500
7.875% 2/15/25 (d)		10,830,000	11,574,563
VICI Properties, Inc.:
4.125% 8/15/30 (d)		1,225,000	1,307,688
4.25% 12/1/26 (d)		575,000	603,990
4.625% 12/1/29 (d)		3,296,000	3,584,400
XHR LP 4.875% 6/1/29 (d)		505,000	520,150
			75,050,652
Real Estate Management & Development - 0.9%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		3,765,000	4,077,156
Five Point Operation Co. LP 7.875% 11/15/25 (d)		4,919,000	5,144,536
Forestar Group, Inc.:
3.85% 5/15/26 (d)		1,850,000	1,866,188
5% 3/1/28 (d)		1,677,000	1,731,503
Greystar Real Estate Partners 5.75% 12/1/25 (d)		2,771,000	2,833,348
Howard Hughes Corp.:
4.125% 2/1/29 (d)		3,440,000	3,457,200
4.375% 2/1/31 (d)		2,980,000	3,006,075
5.375% 8/1/28 (d)		3,990,000	4,229,400
Hunt Companies, Inc. 5.25% 4/15/29 (d)		4,075,000	3,993,500
Kennedy-Wilson, Inc. 4.75% 2/1/30		2,790,000	2,863,572
Mattamy Group Corp.:
4.625% 3/1/30 (d)		2,675,000	2,741,875
5.25% 12/15/27 (d)		2,050,000	2,137,125
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		2,865,000	2,998,366
7.625% 6/15/25 (d)		255,000	274,559
9.375% 4/1/27 (d)		975,000	1,076,156
Shimao Property Holdings Ltd. 5.6% 7/15/26 (Reg. S)		800,000	833,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		3,758,000	4,111,177
5.75% 1/15/28 (d)		4,020,000	4,532,550
5.875% 6/15/27 (d)		1,725,000	1,953,563
6.625% 7/15/27 (d)		2,498,000	2,663,493
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		280,000	290,150
WeWork Companies, Inc. 7.875% 5/1/25 (d)		865,000	852,025
			57,666,917
TOTAL REAL ESTATE			132,717,569
UTILITIES - 1.7%
Electric Utilities - 1.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		2,550,000	2,591,042
4.75% 3/15/28 (d)		265,000	280,556
FirstEnergy Corp. 7.375% 11/15/31		600,000	837,978
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		110,000	115,775
4.5% 9/15/27 (d)		1,025,000	1,104,438
NRG Energy, Inc.:
3.375% 2/15/29 (d)		2,045,000	2,055,225
3.625% 2/15/31 (d)		2,255,000	2,294,463
3.875% 2/15/32 (d)		1,050,000	1,064,648
5.25% 6/15/29 (d)		3,872,000	4,203,830
5.75% 1/15/28		325,000	347,344
6.625% 1/15/27		4,191,000	4,346,989
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		1,061,350	1,143,604
Pacific Gas & Electric Co. 4.55% 7/1/30		1,640,000	1,745,048
Pattern Energy Operations LP 4.5% 8/15/28 (d)		220,000	229,902
PG&E Corp.:
5% 7/1/28		7,966,000	7,906,255
5.25% 7/1/30		14,010,000	13,799,850
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		6,455,000	6,551,825
5% 7/31/27 (d)		4,953,000	5,139,233
5.5% 9/1/26 (d)		3,295,000	3,389,072
5.625% 2/15/27 (d)		9,542,000	9,936,180
			69,083,257
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		2,190,000	2,406,263
5.625% 5/20/24		1,464,000	1,601,250
5.75% 5/20/27		2,655,000	2,986,875
5.875% 8/20/26		3,750,000	4,218,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		1,915,000	1,998,781
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,455,000	1,507,089
			14,719,008
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		625,000	655,125
Calpine Corp.:
4.5% 2/15/28 (d)		2,857,000	2,942,710
4.625% 2/1/29 (d)		425,000	426,371
5% 2/1/31 (d)		6,590,000	6,705,325
5.125% 3/15/28 (d)		14,913,000	15,173,978
5.25% 6/1/26 (d)		396,000	408,375
TerraForm Global, Inc. 6.125% 3/1/26 (d)		1,180,000	1,213,925
			27,525,809
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		825,000	874,574
TOTAL UTILITIES			112,202,648

TOTAL NONCONVERTIBLE BONDS			2,764,590,127

TOTAL CORPORATE BONDS
(Cost $2,672,042,041)			2,769,956,460

Municipal Securities - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2006 E, 5.25% 7/1/25		$640,000	$602,400
Series 2011 E, 5.5% 7/1/31		450,000	419,625
Series 2012 A, 5.25% 7/1/23		250,000	223,750
Series 2014 A, 8% 7/1/35		3,610,000	3,009,838
TOTAL MUNICIPAL SECURITIES
(Cost $4,027,176)			4,255,613
		Shares	Value

Common Stocks - 0.4%
COMMUNICATION SERVICES - 0.1%
Media - 0.0%
Liberty Broadband Corp. Class C (j)		5,000	$956,600
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (j)		16,000	2,192,320

TOTAL COMMUNICATION SERVICES			3,148,920

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Brands LLC warrants 12/30/25 (c)(j)		18,027	0
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)		29,131	1,345,852
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.		112,011	6,251,334
Chesapeake Energy Corp. (b)		644	35,942
Extraction Oil & Gas, Inc. (j)		40,857	1,860,219
Mesquite Energy, Inc. (c)(j)		46,770	1,610,771
			9,758,266

TOTAL ENERGY			11,104,118

MATERIALS - 0.0%
Metals & Mining - 0.0%
Constellium NV (j)		90,000	1,819,800
UTILITIES - 0.1%
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B (j)		23,547	5,804,336
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.		93,700	1,788,733
Multi-Utilities - 0.0%
Sempra Energy		5,000	661,800

TOTAL UTILITIES			8,254,869

TOTAL COMMON STOCKS
(Cost $14,784,944)			24,327,707

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Danaher Corp. Series B, 5.00%		1,525	2,618,425
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A, 6.25%		29,155	3,529,213

TOTAL HEALTH CARE			6,147,638

UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc.:
6.125%		23,550	1,250,333
6.125%		25,550	1,301,006
NextEra Energy, Inc. 5.279%		58,200	3,106,716
Southern Co. 6.75%		33,100	1,752,645
			7,410,700
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,092,609)			13,558,338
		Principal Amount(a)	Value

Bank Loan Obligations - 3.2%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1248% 8/14/26 (f)(i)(k)		1,674,289	1,668,010
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (f)(i)(k)		3,243,618	3,236,515
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8466% 4/30/27 (f)(i)(k)		1,730,663	1,727,201
			6,631,726
Media - 0.0%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (f)(i)(k)		2,093,426	1,302,279
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0846% 5/1/26 (f)(i)(k)		665,323	659,089
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(i)(k)		1,435,346	1,432,274
			3,393,642
Wireless Telecommunication Services - 0.3%
CCI Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/17/27 (f)(i)(k)		1,002,488	1,004,372
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (f)(i)(k)		1,504,705	1,512,861
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(i)(k)		5,965,000	6,050,777
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(i)(k)		3,131,000	3,182,849
Tranche B-5, term loan 8.625% 1/2/24 (k)		1,549,000	1,573,443
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(i)(k)		1,345,082	1,350,543
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8346% 6/10/27 (f)(i)(k)		4,309,229	4,300,008
			18,974,853

TOTAL COMMUNICATION SERVICES			29,000,221

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3346% 4/30/26 (f)(i)(k)		390,079	385,527
Hotels, Restaurants & Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(i)(k)		3,140,000	3,120,375
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(i)(k)		3,860,337	3,826,559
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(i)(k)		5,192,508	5,155,538
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (f)(i)(k)		2,464,930	2,450,904
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8346% 8/14/24 (f)(i)(k)		1,696,846	1,680,641
			16,234,017
Internet & Direct Marketing Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(i)(k)		1,567,125	1,572,344
Specialty Retail - 0.0%
Mavis Tire Express Services TopCo LP 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/4/28 (i)(k)(l)		1,235,000	1,234,308

TOTAL CONSUMER DISCRETIONARY			19,426,196

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Kouti BV Tranche B 1LN, term loan 3 month EURIBOR + 3.750% 7/1/28 (i)(k)(l)	EUR	510,000	600,225
Food Products - 0.0%
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(i)(k)		895,336	897,717

TOTAL CONSUMER STAPLES			1,497,942

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ascent Resources - Utica LLC/ARU Finance Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 11/1/25 (i)(k)(l)		3,503,000	3,789,090
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(i)(k)		5,950,544	5,892,704
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(i)(k)		369,361	363,266
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(i)(k)		673,379	673,588
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (f)(i)(k)		1,665,698	1,653,472
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (f)(i)(k)		865,565	862,969
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (f)(i)(k)		1,112,126	1,103,963
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(g)(i)(k)		864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(g)(i)(k)		373,000	0
Prairie ECI Acquiror LP 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/11/26 (i)(k)(l)		765,000	738,225
Stonepeak Lonestar Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7178% 10/19/26 (f)(i)(k)		828,251	830,148
			15,907,425
FINANCIALS - 0.5%
Insurance - 0.5%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(i)(k)		2,589,553	2,589,242
Asurion LLC:
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3346% 1/31/28 (f)(i)(k)		7,288,677	7,249,610
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.3346% 1/20/29 (f)(i)(k)		13,930,000	13,851,713
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3346% 12/23/26 (f)(i)(k)		2,293,475	2,247,972
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3346% 7/31/27 (f)(i)(k)		2,219,438	2,174,583
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8752% 4/25/25 (f)(i)(k)		2,956,918	2,921,672
			31,034,792
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (f)(i)(k)		220,000	219,725
Health Care Providers & Services - 0.2%
ADMI Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/23/27 (i)(k)(l)		2,001,775	1,972,169
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(i)(k)		7,745,539	7,764,903
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8346% 11/16/25 (f)(i)(k)		1,397,609	1,386,973
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(i)(k)		1,044,750	1,048,344
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(i)(k)		2,395,092	2,393,798
			14,566,187
Pharmaceuticals - 0.0%
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(i)(k)		560,000	560,000

TOTAL HEALTH CARE			15,345,912

INDUSTRIALS - 0.5%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (f)(i)(k)		1,483,674	1,442,636
Airlines - 0.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (f)(i)(k)		3,550,000	3,653,163
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(i)(k)		3,420,000	3,625,200
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(i)(k)		2,060,000	2,183,209
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (f)(i)(k)		5,521,163	5,526,794
			14,988,366
Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(i)(k)		970,000	969,593
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(i)(k)		1,430,400	1,410,331
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(i)(k)		284,161	281,084
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (f)(i)(k)		5,259,089	5,078,019
			7,739,027
Construction & Engineering - 0.0%
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(i)(k)		35,863	38,732
Machinery - 0.1%
Apex Tool Group, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8/21/24 (i)(k)(l)		2,816,903	2,820,114
Professional Services - 0.1%
CoreLogic, Inc. 2LN, term loan 0% 4/13/29 (f)(k)		755,000	764,438
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/8/26 (i)(k)(l)		2,726,888	2,704,745
			3,469,183

TOTAL INDUSTRIALS			30,498,058

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (f)(i)(k)		696,500	694,599
Electronic Equipment & Components - 0.0%
Tiger Merger Sub Co. 1LN, term loan 3 month U.S. LIBOR + 3.500% 7/1/25 (i)(k)(l)		645,125	644,951
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(i)(k)		694,010	693,580
Camelot Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(i)(k)		1,587,025	1,587,025
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (f)(i)(k)		5,726,998	4,498,557
Peraton Corp.:
2LN, term loan 0% 2/1/29 (f)(k)		550,000	550,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(i)(k)		5,944,927	5,943,678
RP Crown Parent, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/30/26 (i)(k)(l)		497,565	496,321
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(i)(k)		2,714,436	2,713,866
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0846% 8/27/25 (f)(i)(k)		994,898	992,659
			17,475,686
Software - 0.6%
Ascend Learning LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(i)(k)		1,042,125	1,043,105
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(i)(k)		967,461	966,078
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8346% 10/2/25 (f)(i)(k)		174,988	173,766
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/31/28 (f)(i)(k)		25,000	25,688
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(i)(k)		2,450,000	2,461,221
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(i)(k)		1,424,930	1,406,948
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(i)(k)		1,417,875	1,420,243
Informatica Corp. Tranche B 1LN, term loan 7.125% 2/14/25 (k)		475,000	483,550
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8346% 9/29/24 (f)(i)(k)		3,850,566	3,850,104
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(i)(k)		1,845,000	1,842,786
Proofpoint, Inc.:
2LN, term loan 0% 5/27/29 (f)(k)		520,000	527,150
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (i)(k)(l)		1,295,000	1,286,725
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(i)(k)		2,286,125	2,260,635
RealPage, Inc. 2LN, term loan 3 month U.S. LIBOR + 0.000% 2/17/29 (i)(k)(l)		1,475,000	1,502,656
Renaissance Holding Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0846% 5/31/26 (f)(i)(k)		690,000	690,145
Skillsoft Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7/1/28 (i)(k)(l)		2,025,000	2,028,807
TIBCO Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 2/14/28 (i)(k)(l)		2,000,000	2,016,260
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 7/3/26 (i)(k)(l)		3,863,390	3,834,414
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(i)(k)		4,520,000	4,584,998
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(i)(k)		6,508,656	6,508,656
			38,913,935

TOTAL INFORMATION TECHNOLOGY			57,729,171

MATERIALS - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(f)(i)(k)		2,640,000	2,574,000
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.65% 7/1/26 (f)(i)(k)		1,335,117	1,332,887
Solenis International LP:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/18/23 (i)(k)(l)		3,020,082	3,015,763
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 6/18/24 (i)(k)(l)		3,340,000	3,328,878
			10,251,528
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (i)(k)(l)		984,810	961,115
UTILITIES - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (i)(k)(l)		1,717,283	1,536,969
TOTAL BANK LOAN OBLIGATIONS
(Cost $211,446,033)			213,189,329
		Shares	Value

Fixed-Income Funds - 52.6%
High Yield Fixed-Income Funds - 52.6%
Artisan High Income Fund Investor Shares		74,299,488	762,312,645
BlackRock High Yield Bond Portfolio Class K		93,500,032	740,520,250
Eaton Vance Income Fund of Boston Class A		45,371,389	255,440,922
Fidelity Capital & Income Fund (m)		62,801,152	717,189,159
MainStay High Yield Corporate Bond Fund Class A		88,563,317	503,039,639
Vanguard High-Yield Corporate Fund Admiral Shares		83,223,355	500,172,366
TOTAL HIGH YIELD FIXED-INCOME FUNDS
(Cost $3,202,405,276)			3,478,674,981
		Principal Amount(a)	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Partners LP 7.375% (f)(n)		700,000	686,502
FINANCIALS - 0.1%
Banks - 0.1%
Banco Do Brasil SA 9% (Reg. S) (f)(n)		1,600,000	1,823,114
Citigroup, Inc. 3.875% (f)(n)		1,625,000	1,674,114
Itau Unibanco Holding SA 6.125% (d)(f)(n)		1,515,000	1,560,877
			5,058,105
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 3.4489% (f)(i)(n)		1,191,000	1,164,170
UTILITIES - 0.0%
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (f)(n)		795,000	840,348
TOTAL PREFERRED SECURITIES
(Cost $7,144,501)			7,749,125

U.S. Government and Government Agency Obligations – 0.0%
U.S. Treasury Bills, yield at date of purchase 0.1% 11/4/21(o)
(Cost $499,912)		500,000	499,958
		Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.06% (p)		23,497,699	23,502,398
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (q)		63,008,838	63,008,838
TOTAL MONEY MARKET FUNDS
(Cost $86,511,092)			86,511,236
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $6,209,953,584)			6,598,722,747
NET OTHER ASSETS (LIABILITIES) - 0.3%			20,070,171
NET ASSETS - 100%			$6,618,792,918

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	145	Dec. 2021	$19,350,703	$5,323	$5,323
CBOT 10-Year U.S. Treasury Note Contracts (United States)	204	Sept. 2021	27,345,563	381,468	381,468
CBOT 2-Year U.S. Treasury Note Contracts (United States)	175	Dec. 2021	38,557,422	24,387	24,387
CBOT 5-Year U.S. Treasury Note Contracts (United States)	543	Dec. 2021	67,179,281	95,357	95,357
CBOT Long Term U.S. Treasury Bond Contracts (United States)	77	Dec. 2021	12,548,594	(10,666)	(10,666)
TOTAL PURCHASED					495,869
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	204	Sept. 2021	27,345,563	(176,099)	(176,099)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	46	Dec. 2021	9,074,938	34,794	34,794
TOTAL SOLD					(141,305)
TOTAL FUTURES CONTRACTS					$354,564

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	574,159	CAD	720,000	HSBC Bank USA	10/22/21	$3,522
USD	1,474,006	GBP	1,075,055	HSBC Bank USA	10/22/21	(4,193)
USD	495,259	GBP	360,000	HSBC Bank USA	10/22/21	260
USD	166,299	EUR	141,057	Citibank NA	11/19/21	(509)
USD	337,947	EUR	286,388	Citibank NA	11/19/21	(725)
USD	338,528	EUR	286,388	Citibank NA	11/19/21	(144)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,789)
					Unrealized Appreciation	3,782
					Unrealized Depreciation	(5,571)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
American Airlines Group, Inc.	Caa1	Dec. 2021	Citibank, N.A.	5%	Quarterly	$1,265,000	$24,727	$2,228	$26,955
American Airlines Group, Inc.	Caa1	Jun. 2023	ICE	5%	Quarterly	349,000	14,429	0	14,429
CDX N.A. HY SERIES 36 5YR	NR	Jun. 2026	ICE	5%	Quarterly	23,875,000	(36,064)	0	(36,064)
Royal Caribbean Cruises Ltd.	B2	Dec. 2023	Citibank, N.A.	5%	Quarterly	860,000	45,222	18,540	63,762

TOTAL CREDIT DEFAULT SWAPS							$48,314	$20,768	$69,082

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,166,828 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,108,751,669 or 31.9% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Non-income producing

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Affiliated Fund

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $300,975.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$6,099
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 7/15/21	$589,916
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	$341,613

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$17,438,712	$337,438,603	$331,374,916	$6,922	$--	$(1)	$23,502,398	0.0%
Total	$17,438,712	$337,438,603	$331,374,916	$6,922	$--	$(1)	$23,502,398

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$630,675,085	$145,362,044	$85,000,000	$21,808,485	$569,024	$25,583,006	$717,189,159
Total	$630,675,085	$145,362,044	$85,000,000	$21,808,485	$569,024	$25,583,006	$717,189,159

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,148,920	$3,148,920	$--	$--
Consumer Discretionary	--	--	--	--
Energy	11,104,118	8,147,495	--	2,956,623
Health Care	6,147,638	--	6,147,638	--
Materials	1,819,800	1,819,800	--	--
Utilities	15,665,569	8,254,869	7,410,700	--
Corporate Bonds	2,769,956,460	--	2,766,825,574	3,130,886
Municipal Securities	4,255,613	--	4,255,613	--
Bank Loan Obligations	213,189,329	--	210,615,329	2,574,000
Fixed-Income Funds	3,478,674,981	3,478,674,981	--	--
Preferred Securities	7,749,125	--	7,749,125	--
Money Market Funds	86,511,236	86,511,236	--	--
Other Short-Term Investments	499,958	--	499,958	--
Total Investments in Securities:	$6,598,722,747	$3,586,557,301	$3,003,503,937	$8,661,509
Derivative Instruments:
Assets
Futures Contracts	$541,329	$541,329	$--	$--
Forward Foreign Currency Contracts	3,782	--	3,782	--
Swaps	84,378	--	84,378	--
Total Assets	$629,489	$541,329	$88,160	$--
Liabilities
Futures Contracts	$(186,765)	$(186,765)	$--	$--
Forward Foreign Currency Contracts	(5,571)	--	(5,571)
Swaps	(36,064)	--	(36,064)	--
Total Liabilities	$(228,400)	$(186,765)	$(41,635)	$--
Total Derivative Instruments:	$401,089	$354,564	$46,525	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a),(b)	$84,378	$(36,064)
Total Credit Risk	84,378	(36,064)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	3,782	(5,571)
Total Foreign Exchange Risk	3,782	(5,571)
Interest Rate Risk
Futures Contracts(d)	541,329	(186,765)
Total Interest Rate Risk	541,329	(186,765)
Total Value of Derivatives	$629,489	$(228,400)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,575,822,414)	$5,858,031,190
Fidelity Central Funds (cost $23,502,254)	23,502,398
Other affiliated issuers (cost $610,628,916)	717,189,159
Total Investment in Securities (cost $6,209,953,584)		$6,598,722,747
Segregated cash with brokers for derivative instruments		2,890,000
Cash		716,355
Foreign currency held at value (cost $19,803)		19,969
Receivable for investments sold		8,001,812
Unrealized appreciation on forward foreign currency contracts		3,782
Receivable for fund shares sold		1,790,731
Dividends receivable		77,548
Interest receivable		41,610,601
Distributions receivable from Fidelity Central Funds		1,077
Bi-lateral OTC swaps, at value		69,949
Prepaid expenses		12,594
Other receivables		66,951
Total assets		6,653,984,116
Liabilities
Payable for investments purchased
Regular delivery	$29,246,035
Delayed delivery	700,000
Unrealized depreciation on forward foreign currency contracts	5,571
Payable for fund shares redeemed	2,071,362
Distributions payable	151,739
Accrued management fee	704,517
Payable for daily variation margin on futures contracts	5,609
Payable for daily variation margin on centrally cleared OTC swaps	2,120,262
Other payables and accrued expenses	186,103
Total liabilities		35,191,198
Net Assets		$6,618,792,918
Net Assets consist of:
Paid in capital		$6,293,261,498
Total accumulated earnings (loss)		325,531,420
Net Assets		$6,618,792,918
Net Asset Value, offering price and redemption price per share ($6,618,792,918 ÷ 678,358,510 shares)		$9.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$75,402,544
Affiliated issuers		11,355,675
Interest		83,483,705
Income from Fidelity Central Funds		6,922
Total income		170,248,846
Expenses
Management fee	$13,449,384
Custodian fees and expenses	27,861
Independent trustees' fees and expenses	27,862
Registration fees	141,083
Audit	26,588
Legal	11,308
Miscellaneous	18,725
Total expenses before reductions	13,702,811
Expense reductions	(8,953,435)
Total expenses after reductions		4,749,376
Net investment income (loss)		165,499,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,075,133
Affiliated issuers	569,024
Forward foreign currency contracts	60,549
Foreign currency transactions	(18,202)
Futures contracts	244,895
Swaps	940,577
Capital gain distributions from underlying funds:
Affiliated issuers	10,452,810
Total net realized gain (loss)		49,324,786
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	46,073,742
Fidelity Central Funds	(1)
Other affiliated issuers	25,583,006
Forward foreign currency contracts	(12,370)
Assets and liabilities in foreign currencies	1,310
Futures contracts	797,524
Swaps	(200,046)
Total change in net unrealized appreciation (depreciation)		72,243,165
Net gain (loss)		121,567,951
Net increase (decrease) in net assets resulting from operations		$287,067,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,499,470	$223,750,676
Net realized gain (loss)	49,324,786	67,447
Change in net unrealized appreciation (depreciation)	72,243,165	274,107,308
Net increase (decrease) in net assets resulting from operations	287,067,421	497,925,431
Distributions to shareholders	(154,243,804)	(215,618,456)
Share transactions
Proceeds from sales of shares	569,273,226	5,331,038,074
Reinvestment of distributions	153,015,511	213,924,130
Cost of shares redeemed	(1,440,362,192)	(665,279,956)
Net increase (decrease) in net assets resulting from share transactions	(718,073,455)	4,879,682,248
Total increase (decrease) in net assets	(585,249,838)	5,161,989,223
Net Assets
Beginning of period	7,204,042,756	2,042,053,533
End of period	$6,618,792,918	$7,204,042,756
Other Information
Shares
Sold	59,090,728	582,425,242
Issued in reinvestment of distributions	15,809,417	23,146,938
Redeemed	(148,625,543)	(72,541,960)
Net increase (decrease)	(73,725,398)	533,030,220

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Income Opportunities Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.58	$9.32	$9.34	$9.53	$9.57	$8.48
Income from Investment Operations
Net investment income (loss)B	.224	.473	.515	.513	.489	.493
Net realized and unrealized gain (loss)	.164	.241	(.001)	(.222)	(.050)	1.091
Total from investment operations	.388	.714	.514	.291	.439	1.584
Distributions from net investment income	(.208)	(.454)	(.530)	(.469)	(.479)	(.494)
Distributions from net realized gain	–	–	(.004)	(.012)	–	–
Total distributions	(.208)	(.454)	(.534)	(.481)	(.479)	(.494)
Net asset value, end of period	$9.76	$9.58	$9.32	$9.34	$9.53	$9.57
Total ReturnC,D	4.09%	8.05%	5.57%	3.21%	4.66%	19.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G	.39%	.34%	.36%	.38%	.29%
Expenses net of fee waivers, if any	.13%G	.14%	.09%	.11%	.13%	.04%
Expenses net of all reductions	.13%G	.14%	.09%	.11%	.13%	.04%
Net investment income (loss)	4.59%G	5.10%	5.44%	5.49%	5.09%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$6,618,793	$7,204,043	$2,042,054	$2,642,485	$3,047,435	$3,318,071
Portfolio turnover rateH	35%G	43%	40%	22%	33%	38%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Income Opportunities Fund	$66,951

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, foreign currency transactions, market discount, partnerships, equity-debt classifications and contingent interest, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$413,042,825
Gross unrealized depreciation	(20,890,336)
Net unrealized appreciation (depreciation)	$392,152,489
Tax cost	$6,206,992,115

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,873,923)
Long-term	(123,794,329)
Total capital loss carryforward	$(128,668,252)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$940,577	$(200,046)
Total Credit Risk	940,577	(200,046)
Foreign Exchange Risk
Forward Foreign Currency Contracts	60,549	(12,370)
Total Foreign Exchange Risk	60,549	(12,370)
Interest Rate Risk
Futures Contracts	244,895	797,524
Total Interest Rate Risk	244,895	797,524
Totals	$1,246,021	$585,108

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	1,222,480,234	1,920,714,062

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed 80,136,437 shares of T. Rowe Price High Yield Fund Advisor Class in exchange for investments, including interest and cash with a value of $510,469,102. The Fund had a net realized gain of $15,328,811 on the Fund's redemptions of T. Rowe Price High Yield Fund Advisor Class shares. The Fund recognized a net realized gain on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Income Opportunities Fund	$6,592

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $ 8,947,905.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $5,530 for the period.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Strategic Advisers Income Opportunities Fund	.13%
Actual		$1,000.00	$1,040.90	$.67
Hypothetical-C		$1,000.00	$1,024.55	$.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers Income Opportunities Fund

In March 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to lower the fee schedule in the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), T. Rowe Price Associates, Inc. (TRPA), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its September 2020 meeting. The Board considered the detailed information provided by Strategic Advisers and by TRPA with respect to the other funds it sub-advises in the June 2020 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with TRPA at its September 2020 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under the Amended Sub-Advisory Agreement.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under the Amended Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Income Opportunities Fund

In June 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), PGIM, Inc. (PGIM or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to broaden the applicability of the most favored nation provision in the agreement by removing an exception (Amended Sub-Advisory Agreement). The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its December 2019 meeting. The Board considered the detailed information provided by Strategic Advisers and the Sub-Adviser in the June 2021 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its December 2019 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the amount and nature of the fees that are currently paid by Strategic Advisers to PGIM. The Board also noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the Sub-Adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under the Amended Sub-Advisory Agreement.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under the Amended Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SRQ-SANN-1021
1.912883.111

Strategic Advisers® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2021

(excluding cash equivalents)	% of fund's net assets
Fidelity Advisor International Discovery Fund - Class Z	5.3
Fidelity SAI Japan Stock Index Fund	5.2
Fidelity SAI International Value Index Fund	4.2
Oakmark International Fund Investor Class	4.0
Artisan International Value Fund Investor Class	3.9
Fidelity Overseas Fund	3.6
WCM Focused International Growth Fund Investor Class	3.1
Fidelity Diversified International Fund	3.0
JOHCM International Select Fund Investor Shares	2.7
Fidelity SAI International Index Fund	2.6
37.6

Top Five Market Sectors as of August 31, 2021

(stocks only)	% of fund's net assets
Industrials	8.4
Information Technology	7.1
Financials	6.2
Health Care	5.0
Consumer Staples	5.0

Geographic Diversification (% of fund's net assets)

As of August 31, 2021
United States of America*	56.7%
Japan	8.0%
United Kingdom	5.9%
Switzerland	5.1%
France	4.9%
Germany	4.6%
Netherlands	2.8%
Sweden	0.8%
Canada	1.1%
Other	10.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Common Stocks	44.0%
Preferred Stocks	0.4%
Europe Stock Funds	0.4%
Foreign Large Blend Funds	9.2%
Foreign Large Growth Funds	19.2%
Foreign Large Value Funds	11.1%
Foreign Small Mid Growth Funds	0.9%
Foreign Small Mid Blend Funds	1.5%
Foreign Small Mid Value Funds	1.1%
Other	6.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.0%
	Shares	Value
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	142,847	$9,782,663
Deutsche Telekom AG	216,749	4,608,789
Hellenic Telecommunications Organization SA	346,950	6,827,004
Internet Initiative Japan, Inc.	8,300	289,329
Koninklijke KPN NV	1,630,204	5,222,143
KT Corp.	164,909	4,662,804
Liberty Global PLC Class C (b)	486,600	14,101,668
Nippon Telegraph & Telephone Corp.	1,181,700	31,483,788
Nippon Telegraph & Telephone Corp. sponsored ADR	7,923	212,099
NOS SGPS	74,987	316,091
Orange SA	653,614	7,431,069
Proximus	26,927	527,940
Telecom Italia SpA (Risparmio Shares)	7,680,092	3,708,015
Telstra Corp. Ltd.	64,914	182,353
		89,355,755
Entertainment - 0.4%
CTS Eventim AG (b)	51,718	3,335,426
Konami Holdings Corp.	21,600	1,370,431
NetEase, Inc.	358,675	6,866,402
NetEase, Inc. ADR	240,025	23,383,236
Nintendo Co. Ltd.	39,200	18,833,227
Nintendo Co. Ltd. ADR	37,985	2,282,139
Sea Ltd. ADR (b)	40,081	13,560,204
Square Enix Holdings Co. Ltd.	178,300	10,388,611
Ubisoft Entertainment SA (b)	139,600	8,867,662
		88,887,338
Interactive Media & Services - 0.4%
Bengo4.Com, Inc. (b)	16,200	1,023,406
carsales.com Ltd.	229,365	4,211,578
Info Edge India Ltd.	34,221	2,900,114
Kakao Corp.	67,018	8,963,453
NAVER Corp.	61,419	23,265,877
REA Group Ltd.	28,794	3,233,362
Scout24 AG (a)	104,370	8,774,323
SEEK Ltd.	190,255	4,528,951
Tencent Holdings Ltd.	561,100	34,655,107
Trustpilot Group PLC (a)(b)(c)	420,871	2,499,701
Yandex NV Series A (b)	89,037	6,846,945
Z Holdings Corp.	1,106,600	7,212,037
		108,114,854
Media - 0.2%
Arnoldo Mondadori Editore SpA (b)	66,040	145,661
CyberAgent, Inc.	688,600	12,649,735
Eutelsat Communications	171,546	1,981,373
Hakuhodo DY Holdings, Inc.	132,500	2,084,784
Informa PLC (b)	1,266,069	9,242,878
Mediaset SpA	109,336	340,820
Publicis Groupe SA	59,246	3,883,886
SES SA (France) (depositary receipt)	62,583	522,289
Stroer Out-of-Home Media AG	65,599	5,398,685
WPP PLC	975,335	13,224,427
WPP PLC ADR (c)	50,688	3,441,715
		52,916,253
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL (For. Reg.)	1,014,200	5,909,487
KDDI Corp.	463,400	14,164,006
Millicom International Cellular SA (b)(c)	7,500	282,675
SoftBank Group Corp.	275,200	15,508,557
Tele2 AB (B Shares)	129,128	1,935,547
Vodafone Group PLC sponsored ADR (c)	749,078	12,786,761
		50,587,033

TOTAL COMMUNICATION SERVICES		389,861,233

CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.5%
Aisin Seiki Co. Ltd.	46,000	1,758,215
Autoliv, Inc. (depositary receipt) (c)	70,131	6,244,739
Bridgestone Corp.	188,700	8,685,877
Compagnie Generale des Etablissements Michelin SCA Series B	65,349	10,579,735
Continental AG (b)	86,845	11,670,897
DENSO Corp.	109,900	7,701,941
Eagle Industry Co. Ltd.	41,300	469,254
JTEKT Corp.	73,600	665,655
Koito Manufacturing Co. Ltd.	200,000	12,234,695
Magna International, Inc. Class A	190,796	15,055,712
Musashi Seimitsu Industry Co. Ltd.	44,100	776,455
NGK Spark Plug Co. Ltd.	12,100	186,095
Piolax, Inc.	60,500	839,186
Shoei Co. Ltd.	18,300	803,427
Stanley Electric Co. Ltd.	201,200	5,025,657
Sumitomo Rubber Industries Ltd.	226,000	2,709,576
Toyoda Gosei Co. Ltd.	11,100	236,095
Toyota Industries Corp.	420,600	35,516,739
TPR Co. Ltd.	19,100	258,162
Valeo SA	412,347	11,724,040
Yorozu Corp.	17,400	188,527
		133,330,679
Automobiles - 0.3%
Honda Motor Co. Ltd.	417,900	12,648,430
Honda Motor Co. Ltd. sponsored ADR	86,139	2,606,566
Isuzu Motors Ltd.	121,900	1,542,379
Mazda Motor Corp. (b)	322,300	2,797,768
Mitsubishi Motors Corp. of Japan (b)	418,300	1,068,421
Nissan Motor Co. Ltd. (b)	752,100	3,945,588
Nissan Motor Co. Ltd. sponsored ADR (b)(c)	68,800	723,088
Porsche Automobil Holding SE ADR	82,300	827,938
Renault SA (b)	89,223	3,313,259
Stellantis NV	496,064	9,921,054
Suzuki Motor Corp.	175,800	7,599,916
Toyota Motor Corp.	279,600	24,351,300
Yamaha Motor Co. Ltd.	314,100	7,994,183
		79,339,890
Distributors - 0.0%
B&S Group SARL (a)	89,741	928,224
Inchcape PLC	679,229	8,586,640
Tadiran Group Ltd.	329	42,861
		9,557,725
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd.	288,110	9,625,723
Compass Group PLC (b)	2,100,652	43,399,374
Entain PLC (b)	429,700	11,419,643
Evolution AB (a)	66,032	10,639,252
Flutter Entertainment PLC (b)	52,746	10,235,893
Food & Life Companies Ltd. (c)	71,300	3,065,482
Greggs PLC	32,864	1,374,469
Marston's PLC (b)	673,775	799,894
Sands China Ltd. (b)	6,270,000	20,142,996
Trainline PLC (a)(b)	381,278	1,917,524
Yum China Holdings, Inc.	152,144	9,365,985
		121,986,235
Household Durables - 0.5%
Barratt Developments PLC	641,100	6,513,667
Crest Nicholson Holdings PLC	75,968	438,458
Crompton Greaves Consumer Electricals Ltd.	415,728	2,698,063
Electra Consumer Products 1970 Ltd.	1,912	106,156
Forbo Holding AG (Reg.)	439	940,560
Iida Group Holdings Co. Ltd.	11,700	297,352
Nikon Corp.	510,700	5,380,187
Panasonic Corp.	907,100	10,844,448
Persimmon PLC	574,387	23,217,062
Sangetsu Corp.	10,500	153,565
Sekisui Chemical Co. Ltd.	24,300	416,136
Sekisui House Ltd.	153,000	3,049,848
Sony Group Corp.	544,300	56,278,106
		110,333,608
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (b)	551,916	11,556,896
Alibaba Group Holding Ltd. sponsored ADR (b)	19,438	3,245,952
Allegro.eu SA (a)(b)	221,415	4,104,977
ASKUL Corp.	31,200	488,922
ASOS PLC (b)	193,245	10,319,123
Boohoo.Com PLC (b)	468,798	1,822,078
Coupang, Inc. Class A (b)(c)	61,813	1,851,917
HelloFresh AG (b)	75,413	8,127,927
JD.com, Inc. Class A (b)	160,400	6,303,973
Meituan Class B (a)(b)	175,100	5,598,748
MercadoLibre, Inc. (b)	4,866	9,087,012
Ocado Group PLC (b)	121,841	3,372,039
Prosus NV	91,709	8,117,670
Rakuten Group, Inc.	1,492,200	15,625,273
THG PLC	388,293	3,285,814
Zalando SE (a)(b)	189,109	20,944,644
ZOZO, Inc.	86,700	3,305,972
		117,158,937
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	560,200	7,566,761
SHIMANO, Inc.	15,500	4,550,743
Thule Group AB (a)	53,347	2,911,708
Yamaha Corp.	110,200	6,500,914
		21,530,126
Multiline Retail - 0.1%
Harvey Norman Holdings Ltd.	80,288	315,993
Magazine Luiza SA	936,900	3,304,915
Marks & Spencer Group PLC (b)	737,812	1,820,814
Next PLC	84,531	9,192,800
Shinsegae Co. Ltd.	2,718	630,890
Tokmanni Group Corp.	20,527	591,389
Wesfarmers Ltd.	78,906	3,460,535
		19,317,336
Specialty Retail - 0.2%
Geo Holdings Corp.	16,700	181,094
H&M Hennes & Mauritz AB (B Shares) (b)	317,635	6,366,356
Halfords Group PLC	126,511	632,423
JD Sports Fashion PLC	24,975	346,631
Kingfisher PLC	5,997,135	28,876,356
Mekonomen AB (b)	70,377	1,321,998
Sleep Country Canada Holdings, Inc. (a)	9,400	253,096
USS Co. Ltd.	96,400	1,595,641
WH Smith PLC (b)	696,791	15,634,284
		55,207,879
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	81,238	28,819,695
adidas AG sponsored ADR	3,088	548,120
Asics Corp.	33,800	717,384
Brunello Cucinelli SpA (b)	40,160	2,366,204
Burberry Group PLC	209,962	5,367,749
Canada Goose Holdings, Inc. (b)	79,020	3,031,997
Compagnie Financiere Richemont SA:
ADR	21,100	231,784
warrants 11/22/23 (b)	562,417	288,655
Series A	694,008	76,598,519
Dr. Martens Ltd. (b)	936,378	5,440,465
Essilor International SA	183,783	36,078,716
Gildan Activewear, Inc.	541	20,797
Hermes International SCA	4,382	6,439,101
Hugo Boss AG	19,372	1,081,001
Kering SA	33,477	26,641,850
Li Ning Co. Ltd.	1,050,000	14,108,095
lululemon athletica, Inc. (b)	27,092	10,841,406
LVMH Moet Hennessy Louis Vuitton SE	104,760	77,607,294
Moncler SpA	212,240	13,582,649
Pandora A/S	44,544	5,332,663
Puma AG	92,373	11,212,336
Salvatore Ferragamo Italia SpA (b)	71,453	1,458,725
Samsonite International SA (a)(b)	1,750,200	3,663,573
Seiren Co. Ltd.	23,100	401,885
Swatch Group AG (Bearer)	13,741	3,874,339
Swatch Group AG (Bearer) (Reg.)	86,127	4,735,457
TSI Holdings Co. Ltd. (b)	14,600	41,140
		340,531,599

TOTAL CONSUMER DISCRETIONARY		1,008,294,014

CONSUMER STAPLES - 4.8%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	244,600	15,001,867
Carabao Group PCL	386,400	1,676,616
Carlsberg A/S Series B	4,849	846,508
Coca-Cola European Partners PLC	104,657	6,042,895
Coca-Cola European Partners PLC	3,930	229,883
Davide Campari Milano NV	292,313	4,041,690
Diageo PLC	1,864,727	89,642,419
Heineken Holding NV	199,796	18,518,866
Heineken NV (Bearer) (c)	242,189	26,508,924
ITO EN Ltd.	399,200	25,255,029
Kirin Holdings Co. Ltd.	1,589,700	28,812,996
Kweichow Moutai Co. Ltd. (A Shares)	14,807	3,570,713
Pernod Ricard SA	346,312	72,765,160
Royal Unibrew A/S	21,089	2,723,602
Suntory Beverage & Food Ltd.	32,900	1,317,316
Treasury Wine Estates Ltd.	1,312	12,122
		296,966,606
Food & Staples Retailing - 0.3%
Carrefour SA	44,406	883,486
Casino Guichard Perrachon SA (b)	131,236	3,807,291
G-7 Holdings, Inc.	13,300	481,153
Heiwado Co. Ltd.	56,100	1,117,258
J Sainsbury PLC	185,458	775,130
Jeronimo Martins SGPS SA	77,771	1,648,315
LIFE Corp.	13,600	537,745
Matsumotokiyoshi Holdings Co. Ltd.	11,300	523,838
Metcash Ltd.	522,182	1,558,569
Ministop Co. Ltd.	21,100	272,728
North West Co., Inc.	9,200	261,128
Okuwa Co. Ltd.	10,000	101,077
Qol Holdings Co. Ltd.	60,100	853,850
Seven & i Holdings Co. Ltd.	884,700	38,720,452
Sugi Holdings Co. Ltd.	70,000	5,408,353
Tesco PLC	5,592,552	19,633,339
Welcia Holdings Co. Ltd.	135,400	4,781,430
Zur Rose Group AG (b)	5,107	2,197,279
		83,562,421
Food Products - 1.5%
Barry Callebaut AG	2,902	7,396,416
Chacha Food Co. Ltd. (A Shares)	226,000	1,280,645
Danone SA	789,400	57,646,553
Dydo Group Holdings, Inc.	2,100	107,276
Ezaki Glico Co. Ltd.	209,600	7,925,610
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	207,870	3,055,937
Itoham Yonekyu Holdings, Inc.	127,800	863,113
Kerry Group PLC Class A	112,601	16,512,841
La Doria SpA	41,028	882,646
Lindt & Spruengli AG (participation certificate)	429	5,045,405
Mitsui Sugar Co. Ltd.	3,200	56,283
Mowi ASA	521,000	13,956,454
Nestle SA (Reg. S)	1,749,978	221,002,714
Nippon Suisan Kaisha Co. Ltd.	136,700	752,990
Nissin Food Holdings Co. Ltd.	70,800	5,508,776
Orior AG	9,536	978,852
Riken Vitamin Co. Ltd.	23,000	381,121
Schouw & Co.	812	88,056
Toyo Suisan Kaisha Ltd.	486,800	20,155,197
Wilmar International Ltd.	2,885,300	8,884,780
Yakult Honsha Co. Ltd.	1,700	97,968
Yamazaki Baking Co. Ltd.	33,400	547,989
		373,127,622
Household Products - 0.4%
Colgate-Palmolive Co.	276,743	21,572,117
Essity AB (B Shares)	229,500	7,361,489
Lion Corp.	270,800	4,610,357
Reckitt Benckiser Group PLC	811,777	61,972,049
		95,516,012
Personal Products - 1.1%
Blackmores Ltd.	7,854	573,410
Kao Corp.	695,700	42,027,198
Kobayashi Pharmaceutical Co. Ltd.	262,800	20,567,268
Kose Corp.	47,100	5,694,042
L'Oreal SA	197,623	92,473,973
Pola Orbis Holdings, Inc.	148,400	3,242,772
Proya Cosmetics Co. Ltd. (A Shares)	85,000	2,068,065
Rohto Pharmaceutical Co. Ltd.	581,300	18,282,034
Unilever PLC	1,592,088	88,647,362
		273,576,124
Tobacco - 0.3%
British American Tobacco PLC:
(United Kingdom)	1,214,258	45,550,917
sponsored ADR	209,612	7,900,276
Imperial Brands PLC	441,100	9,348,370
Japan Tobacco, Inc.	58,100	1,126,194
Scandinavian Tobacco Group A/S (a)	39,591	803,361
		64,729,118

TOTAL CONSUMER STAPLES		1,187,477,903

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Core Laboratories NV	57,274	1,578,471
Tenaris SA	263,651	2,653,727
WorleyParsons Ltd.	937,063	7,184,128
		11,416,326
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	7,647,884	31,113,850
BP PLC sponsored ADR	163,459	3,998,207
Cairn Energy PLC	1,969,091	5,205,955
ENEOS Holdings, Inc.	1,032,500	3,998,984
Eni SpA	2,939,969	36,272,154
Eni SpA sponsored ADR	4,900	120,442
Equinor ASA	661,854	14,063,422
Galp Energia SGPS SA Class B	923,341	9,444,773
Gazprom OAO	2,193,850	9,147,594
Idemitsu Kosan Co. Ltd.	326,200	7,821,802
INPEX Corp.	534,400	3,682,000
Japan Petroleum Exploration Co. Ltd.	18,600	320,722
Lukoil PJSC	35,755	3,057,060
Lundin Petroleum AB	181,100	5,531,982
Neste Oyj	191,498	11,653,775
Oil Search Ltd. ADR	1,823,492	4,989,069
OMV AG	123,777	6,858,805
Reliance Industries Ltd.	24,740	548,478
Reliance Industries Ltd.	624,027	19,316,343
Repsol SA	539,539	6,182,674
Rosneft Oil Co. OJSC	420,640	3,066,615
Royal Dutch Shell PLC	72,464	1,425,461
Royal Dutch Shell PLC:
Class B sponsored ADR	196,199	7,724,355
Class B (United Kingdom)	177,103	3,484,965
rights (b)(d)	177,103	42,312
rights (b)(d)	72,464	17,535
San-Ai Oil Co. Ltd.	24,600	307,011
Santos Ltd.	2,187,400	9,681,164
TC Energy Corp.	155,191	7,368,082
Total SA	1,536,146	67,947,775
		284,393,366

TOTAL ENERGY		295,809,692

FINANCIALS - 6.2%
Banks - 2.5%
ABN AMRO Group NV GDR (a)	26,761	373,552
AIB Group PLC (b)	5,914,413	17,842,697
Australia & New Zealand Banking Group Ltd.	395,508	8,057,949
Banco Bilbao Vizcaya Argentaria SA	3,361,005	21,997,761
Barclays PLC	7,944,941	20,143,694
BNP Paribas SA	569,330	36,066,986
CaixaBank SA	9,107,938	28,293,328
Chiba Bank Ltd.	719,600	4,493,616
Close Brothers Group PLC	131,904	2,798,203
Credicorp Ltd. (United States)	91,371	9,742,890
DBS Group Holdings Ltd.	1,081,000	24,097,267
DNB Bank ASA	863,519	18,235,281
Erste Group Bank AG	176,985	7,075,895
First International Bank of Israel	9,258	334,498
Grupo Financiero Banorte S.A.B. de CV Series O	1,125,389	7,429,002
HDFC Bank Ltd.	1,529,623	33,158,501
Hokuhoku Financial Group, Inc.	16,800	128,884
ING Groep NV:
(Certificaten Van Aandelen)	3,250,176	44,834,164
sponsored ADR (c)	23,900	329,342
Intesa Sanpaolo SpA	2,240,025	6,338,949
Jyske Bank A/S (Reg.) (b)	89,619	3,917,327
KBC Groep NV	243,400	20,502,727
Lloyds Banking Group PLC	37,667,229	22,549,690
Mebuki Financial Group, Inc.	1,188,700	2,658,003
Mediobanca SpA	136,500	1,608,500
Mitsubishi UFJ Financial Group, Inc.	4,309,000	23,378,235
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (c)	118,679	646,801
National Bank of Canada	217,327	17,249,733
NatWest Group PLC	4,731,184	13,861,448
Nordea Bank ABP	540,491	6,348,090
North Pacific Bank Ltd.	1,058,100	2,442,916
PT Bank Central Asia Tbk	6,264,900	14,385,660
PT Bank Mandiri (Persero) Tbk	22,537,300	9,634,489
Raiffeisen International Bank-Holding AG	37,121	891,515
Resona Holdings, Inc.	164,100	634,980
Sberbank of Russia	3,241,260	14,544,179
Shinsei Bank Ltd.	246,400	3,057,183
Shizuoka Bank Ltd.	230,400	1,805,252
Skandinaviska Enskilda Banken AB (A Shares)	189,338	2,542,952
Sparebank 1 Sr Bank ASA (primary capital certificate)	22,183	299,286
Standard Chartered PLC (United Kingdom)	584,166	3,652,684
Sumitomo Mitsui Financial Group, Inc.	1,184,100	40,870,068
Sumitomo Mitsui Trust Holdings, Inc.	154,100	5,033,401
Svenska Handelsbanken AB (A Shares)	1,270,106	14,271,807
Swedbank AB (A Shares)	1,108,719	21,407,478
Sydbank A/S	118,832	3,479,188
The Hachijuni Bank Ltd.	706,000	2,432,159
UniCredit SpA	4,309,655	53,776,591
United Overseas Bank Ltd.	584,800	11,126,620
		610,781,421
Capital Markets - 1.3%
3i Group PLC	344,788	6,340,175
Amundi SA (a)	60,700	5,744,473
B3 SA - Brasil Bolsa Balcao	1,262,700	3,435,869
Banca Generali SpA	20,156	895,802
Brewin Dolphin Holding PLC	224,851	1,230,363
Bridgepoint Group Holdings Ltd.	804,362	5,595,738
Credit Suisse Group AG	3,323,667	35,209,327
Credit Suisse Group AG sponsored ADR	262,808	2,777,881
Daiwa Securities Group, Inc.	552,600	3,126,787
Deutsche Borse AG	98,300	16,957,495
Euronext NV (a)	298,701	34,651,911
Hong Kong Exchanges and Clearing Ltd.	175,500	11,075,018
IG Group Holdings PLC	168,600	2,170,804
Intermediate Capital Group PLC	199,939	6,041,997
Japan Exchange Group, Inc.	29,300	697,511
Julius Baer Group Ltd.	465,768	31,790,345
Jupiter Fund Management PLC	142,203	522,006
London Stock Exchange Group PLC	107,186	11,741,571
Macquarie Group Ltd.	302,025	36,840,601
Man Group PLC	1,761,161	5,244,606
Netwealth Group Ltd.	161,351	1,843,727
Nomura Holdings, Inc.	1,657,900	8,006,400
Partners Group Holding AG	10,153	18,005,429
Platinum Asset Management Ltd.	328,001	954,998
Polar Capital Holdings PLC	33,961	409,949
Ratos AB (B Shares)	85,737	566,814
UBS Group AG	3,277,601	54,689,318
Vontobel Holdings AG	5,866	548,967
XP, Inc. Class A (b)	70,671	3,438,144
		310,554,026
Consumer Finance - 0.0%
Hoist Finance AB (a)(b)	34,970	138,997
Diversified Financial Services - 0.4%
Challenger Ltd.	765,260	3,610,877
Element Fleet Management Corp.	942,604	10,392,440
EXOR NV	72,100	6,010,325
Groupe Bruxelles Lambert SA	118,729	13,612,378
Hypoport AG (b)	3,509	2,423,802
Industrivarden AB:
(A Shares)	58,039	2,136,079
(C Shares)	100,658	3,508,674
Investment AB Oresund	21,591	423,841
Investor AB:
(A Shares)	73,161	1,754,959
(B Shares)	716,636	17,140,568
L E Lundbergforetagen AB	79,909	5,100,427
M&G PLC	144,018	407,886
Mitsubishi UFJ Lease & Finance Co. Ltd.	751,700	4,024,463
ORIX Corp.	1,691,000	31,532,850
Sofina SA	4,834	2,136,980
		104,216,549
Insurance - 2.0%
AEGON NV	664,320	3,280,240
AEGON NV rights (b)(d)	664,320	62,752
AIA Group Ltd.	4,202,600	50,182,100
Allianz SE	126,681	29,763,148
Aon PLC	104,558	29,993,508
ASR Nederland NV	100,014	4,572,504
Aviva PLC	3,447,501	19,153,519
AXA SA	2,040,795	57,333,088
Beazley PLC (b)	406,909	2,190,203
Clal Insurance Enterprises Holdings Ltd. (b)	7,936	166,498
Coface SA	124,507	1,530,391
Dai-ichi Mutual Life Insurance Co.	467,900	9,227,006
Direct Line Insurance Group PLC	1,080,241	4,589,173
Gjensidige Forsikring ASA	18,220	426,043
Hiscox Ltd. (b)	964,889	12,188,595
Japan Post Insurance Co. Ltd.	18,500	335,477
MAPFRE SA (Reg.)	841,212	1,813,695
MS&AD Insurance Group Holdings, Inc.	151,300	4,889,074
MS&AD Insurance Group Holdings, Inc. ADR	5,200	84,136
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79,262	23,158,501
NN Group NV	181,649	9,430,776
NN Group NV:
ADR	2,300	59,478
rights (b)(d)	181,649	199,468
PICC Property & Casualty Co. Ltd. (H Shares)	7,236,000	6,540,586
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,885,500	14,599,583
Prudential PLC (b)	1,652,351	34,426,116
Sampo Oyj (A Shares)	305,975	15,802,386
Sompo Holdings, Inc.	468,500	20,560,087
Storebrand ASA (A Shares)	1,133,020	10,063,180
Sun Life Financial, Inc.	312,083	16,068,570
Swiss Life Holding AG	16,814	8,769,169
Swiss Re Ltd.	138,656	12,758,018
T&D Holdings, Inc.	156,200	1,895,442
Talanx AG	119,100	5,411,339
The Phoenix Holdings Ltd.	18,007	192,206
Tokio Marine Holdings, Inc.	487,100	23,807,087
Tokio Marine Holdings, Inc. ADR	3,647	177,901
Wustenrot & Wurttembergische AG	29,459	648,368
Zurich Insurance Group Ltd.	158,665	69,620,854
		505,970,265
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	215,757	8,276,733
Paragon Banking Group PLC	135,436	1,046,468
		9,323,201

TOTAL FINANCIALS		1,540,984,459

HEALTH CARE - 4.9%
Biotechnology - 0.0%
Genmab A/S (b)	20,055	9,495,413
Vitrolife AB	68,021	4,189,509
		13,684,922
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)	238,548	19,651,718
ASAHI INTECC Co. Ltd.	138,100	4,180,094
Carl Zeiss Meditec AG	32,527	7,185,810
Coloplast A/S Series B	31,755	5,500,731
Elekta AB (B Shares) (c)	529,169	6,631,897
Hoya Corp.	142,900	23,094,687
InMode Ltd. (b)	27,953	3,658,489
Koninklijke Philips Electronics NV	1,184,735	54,596,309
Medacta Group SA (a)(b)	1,219	190,354
Medartis Holding AG (a)(b)	566	78,248
Nihon Kohden Corp.	512,900	17,226,428
Olympus Corp.	1,370,900	28,803,666
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	63,200	3,208,569
Siemens Healthineers AG (a)	197,634	13,744,689
Smith & Nephew PLC	775,455	14,849,212
Straumann Holding AG	6,891	13,319,214
Terumo Corp.	558,400	23,332,862
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	110,000	521,186
		239,774,163
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	639,602	4,177,752
Amplifon SpA	68,306	3,571,284
CVS Group PLC (b)	171,583	5,885,727
Dr Lal Pathlabs Ltd. (a)	77,048	4,279,089
Estia Health Ltd.	51,256	86,991
Fresenius Medical Care AG & Co. KGaA	20,543	1,579,551
Fresenius Medical Care AG & Co. KGaA sponsored ADR	4,161	160,531
Fresenius SE & Co. KGaA	634,775	33,015,941
Notre Dame Intermedica Participacoes SA	179,000	2,767,320
Spire Healthcare Group PLC (a)(b)	38,142	123,233
		55,647,419
Health Care Technology - 0.0%
Agfa-Gevaert NV (b)	12,059	61,440
Alibaba Health Information Technology Ltd. (b)	830,000	1,361,732
CompuGroup Medical AG	31,632	2,950,609
M3, Inc.	99,800	6,713,810
Pro Medicus Ltd.	53,217	2,455,372
		13,542,963
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	34,307	6,019,849
Bachem Holding AG (B Shares)	714	522,391
BICO Group AB (b)	32,422	2,164,109
Bruker Corp.	68,890	6,083,676
Eurofins Scientific SA	75,383	10,688,138
Evotec OAI AG (b)	130,530	6,488,591
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	181,100	3,758,399
ICON PLC (b)	43,582	11,146,968
Lonza Group AG	22,155	18,749,795
QIAGEN NV (Germany) (b)	296,717	16,420,839
Sartorius Stedim Biotech	26,273	15,932,819
Siegfried Holding AG	4,147	4,005,483
Tecan Group AG	6,908	4,213,069
WuXi AppTec Co. Ltd.	169,056	3,474,954
Wuxi Biologics (Cayman), Inc. (a)(b)	804,500	12,455,235
		122,124,315
Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	2,260,700	38,159,523
AstraZeneca PLC:
(United Kingdom)	265,308	31,026,032
sponsored ADR	499,404	29,105,265
Bayer AG	821,216	45,684,962
Bayer AG sponsored ADR	8,400	116,340
GlaxoSmithKline PLC	193,752	3,897,440
GlaxoSmithKline PLC sponsored ADR (c)	1,038,283	42,299,649
Ipca Laboratories Ltd.	57,971	2,046,479
Ipsen SA	52,808	5,280,056
Kyowa Hakko Kirin Co., Ltd.	497,600	16,260,255
Novartis AG	1,199,990	110,988,138
Novartis AG sponsored ADR	203,416	18,793,604
Novo Nordisk A/S:
Series B	597,814	59,847,140
Series B sponsored ADR	45,213	4,519,944
Ono Pharmaceutical Co. Ltd.	25,900	622,457
Otsuka Holdings Co. Ltd.	283,200	12,049,804
Recordati SpA	1,551	101,749
Roche Holding AG:
(participation certificate)	444,075	178,320,612
sponsored ADR	9,029	453,436
Sanofi SA	989,085	102,507,398
Sanofi SA sponsored ADR	14,066	728,337
Santen Pharmaceutical Co. Ltd.	2,120,700	31,613,398
Sumitomo Dainippon Pharma Co., Ltd.	13,000	233,023
Takeda Pharmaceutical Co. Ltd.	1,408,900	46,895,962
Takeda Pharmaceutical Co. Ltd. ADR	216,511	3,591,917
		785,142,920

TOTAL HEALTH CARE		1,229,916,702

INDUSTRIALS - 8.4%
Aerospace & Defense - 0.7%
Airbus Group NV (b)	433,703	59,328,895
Dassault Aviation SA	4,800	5,412,558
Kongsberg Gruppen ASA	17,768	495,381
Leonardo SpA (b)	542,753	4,420,622
Meggitt PLC (b)	903,184	10,296,529
MTU Aero Engines AG	94,964	21,792,221
Rolls-Royce Holdings PLC (b)	39,101,779	61,664,383
Safran SA	158,929	19,936,937
Senior Engineering Group PLC (b)	325,958	795,903
Thales SA	5,653	573,631
		184,717,060
Air Freight & Logistics - 0.3%
Bpost SA (b)	95,367	921,669
Deutsche Post AG	423,029	29,759,703
Deutsche Post AG ADR	2,200	155,232
DSV Panalpina A/S	97,805	24,924,109
InPost SA	134,473	2,619,853
Konoike Transport Co. Ltd.	14,400	179,190
Oesterreichische Post AG	8,328	382,023
SBS Co. Ltd.	4,900	176,376
SG Holdings Co. Ltd.	66,900	1,819,432
Yamato Holdings Co. Ltd.	42,200	1,074,035
		62,011,622
Airlines - 0.4%
Air Canada (b)(c)	1,333,600	25,907,768
InterGlobe Aviation Ltd. (a)(b)	152,968	3,992,735
Japan Airlines Co. Ltd. (b)	321,200	6,834,788
Ryanair Holdings PLC sponsored ADR (b)	513,243	55,276,271
		92,011,562
Building Products - 0.4%
AGC, Inc.	49,700	2,403,345
AGC, Inc. ADR	9,900	94,842
Aica Kogyo Co. Ltd.	60,600	2,032,577
ASSA ABLOY AB (B Shares)	45,439	1,454,081
Belimo Holding AG (Reg.)	5,060	2,638,438
Central Glass Co. Ltd.	10,400	209,862
Compagnie de St. Gobain	6,966	504,986
Daikin Industries Ltd.	212,800	53,103,510
Dorma Kaba Holding AG	192	138,483
Geberit AG (Reg.)	25,426	21,245,946
Kingspan Group PLC (Ireland)	96,225	10,995,918
LIXIL Group Corp.	31,800	926,410
Nibe Industrier AB (B Shares)	473,528	6,601,280
Noritz Corp.	22,700	391,418
Reliance Worldwide Corp. Ltd.	87,659	375,784
Sekisui Jushi Corp.	52,600	1,045,163
Takasago Thermal Engineering Co. Ltd.	31,900	616,746
		104,778,789
Commercial Services & Supplies - 0.3%
A-Living Smart City Services C (H Shares) (a)	648,000	2,566,188
Befesa SA (a)	15,615	1,266,650
Brambles Ltd.	1,220,324	10,810,936
Country Garden Services Holdings Co. Ltd.	437,000	3,329,144
Daiseki Co. Ltd.	7,560	306,138
Intrum AB	27,426	818,701
ISS Holdings A/S (b)	55,370	1,270,797
Loomis AB (B Shares)	1,951	60,546
Nippon Kanzai Co. Ltd.	61,300	1,479,915
Okamura Corp.	38,100	585,967
Rentokil Initial PLC	996,597	7,952,475
Ritchie Bros. Auctioneers, Inc.	199,044	12,471,310
Secom Co. Ltd.	285,000	21,618,188
Securitas AB (B Shares)	150,910	2,505,126
Sohgo Security Services Co., Ltd.	158,200	7,168,359
Tomra Systems ASA	96,520	5,932,690
Toppan, Inc.	191,600	3,291,588
		83,434,718
Construction & Engineering - 0.1%
Balfour Beatty PLC	1,513,180	5,949,931
Kajima Corp.	189,900	2,456,281
Sanki Engineering Co. Ltd.	52,000	706,631
Sweco AB (B Shares) (c)	119,797	2,100,399
Tokyu Construction Co. Ltd.	118,700	810,287
VINCI SA	179,342	19,246,691
Voltas Ltd.	133,523	1,822,715
		33,092,935
Electrical Equipment - 1.2%
ABB Ltd.:
(Reg.)	1,028,761	38,058,672
sponsored ADR (c)	25,400	939,546
Ceres Power Holdings PLC (b)(c)	97,742	1,584,347
Daihen Corp.	17,400	758,378
Havells India Ltd.	159,448	2,772,434
Legrand SA	668,567	76,707,518
Mitsubishi Electric Corp.	1,079,600	14,773,784
Prysmian SpA	494,790	18,619,196
Schneider Electric SA	641,961	114,696,926
Siemens Energy AG (b)	480,600	13,948,375
Signify NV (a)	35,373	1,980,575
Sinfonia Technology Co. Ltd.	4,900	53,269
Ushio, Inc.	23,600	426,673
		285,319,693
Industrial Conglomerates - 1.0%
CK Hutchison Holdings Ltd.	2,742,400	20,010,569
DCC PLC (United Kingdom)	272,012	23,111,698
Hitachi Ltd.	846,780	46,835,943
Jardine Matheson Holdings Ltd.	3,000	162,960
Latour Investment AB (B Shares)	118,171	4,112,284
Lifco AB	150,010	4,439,745
Melrose Industries PLC	9,772,232	22,536,462
Nolato AB (B Shares)	265,350	3,065,710
Siemens AG	588,354	97,604,883
Toshiba Corp.	449,390	19,504,952
		241,385,206
Machinery - 2.0%
Airtac International Group	68,000	2,077,669
Alstom SA	553,640	23,802,722
Amada Co. Ltd.	85,400	866,304
Andritz AG	11,396	654,761
Atlas Copco AB:
(A Shares)	349,306	23,979,382
(B Shares)	13,164	761,517
Bodycote PLC	61,153	810,915
Burckhardt Compression Holding AG	374	147,640
CNH Industrial NV	828,425	13,694,279
Electrolux Professional AB (b)	125,363	981,322
Epiroc AB (A Shares)	611,202	13,411,179
FANUC Corp.	256,700	55,924,934
Furukawa Co. Ltd.	15,900	179,212
GEA Group AG	840,096	38,794,905
Harmonic Drive Systems, Inc.	39,700	2,197,637
IMI PLC	1,198,493	30,038,448
Indutrade AB	192,476	6,356,797
Jingjin Environmental Protection Co. Ltd.	166,400	1,030,229
Kawasaki Heavy Industries Ltd. (b)	183,200	3,899,963
KION Group AG	174,706	18,693,466
Kitz Corp.	61,200	453,375
Knorr-Bremse AG	141,583	16,993,250
Kubota Corp.	819,900	16,950,984
Misumi Group, Inc.	133,500	5,296,800
Mitsubishi Heavy Industries Ltd.	99,100	2,620,387
Mitsuboshi Belting Ltd.	21,400	391,567
Morgan Advanced Materials PLC	35,343	194,851
Nachi-Fujikoshi Corp.	1,300	50,870
NGK Insulators Ltd.	113,800	1,887,788
Nissei ASB Machine Co. Ltd.	4,500	173,431
Nordson Corp.	37,200	8,875,920
NTN Corp. (b)	911,800	2,088,566
Rational AG	1,253	1,433,024
Rieter Holding AG (Reg.) (b)	646	155,195
Rotork PLC	989,431	4,538,025
Ryobi Ltd.	23,900	282,851
Schindler Holding AG (participation certificate)	140,234	45,297,534
Shima Seiki Manufacturing Ltd.	4,200	79,713
Sintokogio Ltd.	45,100	319,346
SMC Corp.	95,700	61,335,336
Spirax-Sarco Engineering PLC	214,715	47,556,868
Sumitomo Heavy Industries Ltd.	8,200	214,662
Techtronic Industries Co. Ltd.	1,089,500	24,164,572
THK Co. Ltd.	153,100	3,552,827
Tsugami Corp.	7,200	102,357
VAT Group AG (a)	12,734	5,334,166
Vesuvius PLC	69,537	537,289
Volvo AB (B Shares)	444,878	10,060,142
Wartsila Corp.	272,874	3,867,963
		503,112,940
Marine - 0.1%
A.P. Moller - Maersk A/S:
Series A	3,326	9,003,890
Series B	2,400	6,837,025
Atlas Corp. (c)	28,905	433,864
DFDS A/S (b)	2,987	170,735
Nippon Yusen KK	133,500	10,763,487
		27,209,001
Professional Services - 1.1%
Adecco SA (Reg.)	39,840	2,217,901
Altech Corp.	10,300	180,600
BayCurrent Consulting, Inc.	1,600	795,528
Benefit One, Inc.	93,500	3,752,238
Centre Testing International Group Co. Ltd. (A Shares)	739,000	3,017,447
Experian PLC	903,610	39,858,362
Intertek Group PLC	315,068	22,828,124
McMillan Shakespeare Ltd.	10,810	98,851
Nihon M&A Center, Inc.	206,800	6,184,357
NOMURA Co. Ltd.	24,800	203,558
Outsourcing, Inc.	28,300	483,607
Persol Holdings Co. Ltd.	292,400	6,835,911
Randstad NV	60,222	4,429,974
Recruit Holdings Co. Ltd.	307,600	18,112,165
RELX PLC:
(Euronext N.V.)	347,235	10,446,742
(London Stock Exchange)	503,607	15,107,821
rights (b)(d)	410,861	81,540
SGS SA (Reg.)	11,956	37,575,067
TechnoPro Holdings, Inc.	458,000	12,285,216
Teleperformance	59,762	26,419,155
Wolters Kluwer NV	477,599	54,937,575
Wolters Kluwer NV rights (b)(d)	477,599	304,520
		266,156,259
Road & Rail - 0.1%
Canadian National Railway Co.	177,570	20,886,449
Central Japan Railway Co.	49,400	7,240,604
Hankyu Hanshin Holdings, Inc.	5,100	152,747
Nikkon Holdings Co. Ltd.	9,000	187,993
Nippon Express Co. Ltd.	25,000	1,702,041
Sankyu, Inc.	13,000	606,190
The Go-Ahead Group PLC (b)	6,430	83,364
		30,859,388
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	120,419	2,525,751
AerCap Holdings NV (b)	8,600	463,798
Ashtead Group PLC	627,242	49,068,493
Beijer Ref AB (B Shares)	177,483	4,076,405
Brenntag AG	67,911	6,851,084
Bunzl PLC	427,528	15,494,062
Diploma PLC	69,352	2,923,388
Emeco Holdings Ltd.	139,655	115,957
Hanwa Co. Ltd.	6,300	188,974
IMCD NV	21,384	4,212,822
Itochu Corp.	108,000	3,250,357
Kanamoto Co. Ltd.	5,700	130,305
Marubeni Corp.	416,400	3,314,092
Mitsubishi Corp.	414,700	12,480,768
Mitsui & Co. Ltd.	358,800	7,921,876
MonotaRO Co. Ltd.	181,900	4,022,749
Nagase & Co. Ltd.	46,100	760,546
Rexel SA	428,300	8,958,745
Sumitomo Corp.	834,500	11,791,394
Toromont Industries Ltd.	24,465	2,057,026
Toyota Tsusho Corp.	18,400	813,671
Wakita & Co. Ltd.	17,400	160,374
Yamazen Co. Ltd.	12,000	119,438
Yuasa Trading Co. Ltd.	27,400	740,197
		142,442,272
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	157,337	25,116,870
Beijing Capital International Airport Co. Ltd. (H Shares)	13,422,000	8,093,807
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	12,549	2,243,510
The Sumitomo Warehouse Co. Ltd.	21,300	346,175
		35,800,362

TOTAL INDUSTRIALS		2,092,331,807

INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.2%
Ericsson:
(B Shares)	1,714,081	20,303,477
(B Shares) sponsored ADR	447,795	5,292,937
Nokia Corp. (b)	3,073,452	18,435,211
Nokia Corp. sponsored ADR (b)	281,500	1,677,740
		45,709,365
Electronic Equipment & Components - 1.2%
ALSO Holding AG	2,106	677,278
Basler AG	922	160,250
Enplas Corp.	34,600	989,111
Halma PLC	924,499	38,169,555
Hamamatsu Photonics K.K.	148,300	8,654,147
Hexagon AB (B Shares)	1,166,401	20,226,188
Hirose Electric Co. Ltd.	172,390	28,722,526
Keyence Corp.	46,600	28,011,253
Kyocera Corp.	330,400	20,560,091
Largan Precision Co. Ltd.	40,000	3,876,193
Macnica Fuji Electronics Holdings, Inc.	22,400	539,766
Murata Manufacturing Co. Ltd.	607,700	50,097,461
OMRON Corp.	380,600	35,909,903
Renishaw PLC	29,634	2,200,084
Samsung SDI Co. Ltd.	10,629	7,273,070
Sanshin Electronic Co. Ltd.	20,400	302,806
Shimadzu Corp.	759,300	34,060,315
Softwareone Holding AG	74,348	2,102,772
Spectris PLC	332,979	18,037,170
Topcon Corp.	125,700	2,134,324
Yokogawa Electric Corp.	496,200	7,771,237
		310,475,500
IT Services - 1.3%
Adyen BV (a)(b)	7,331	23,670,046
Amadeus IT Holding SA Class A (b)	1,424,171	86,971,830
BASE, Inc. (b)(c)	128,400	1,335,178
Bechtle AG	55,017	3,976,932
Capgemini SA	74,200	16,659,355
CGI, Inc. Class A (b)	56,921	5,086,461
Dlocal Ltd.	27,961	1,789,504
EPAM Systems, Inc. (b)	21,433	13,563,017
Fujitsu Ltd.	222,240	41,007,790
Globant SA (b)	15,144	4,880,608
GMO Payment Gateway, Inc.	23,900	3,143,508
Locaweb Servicos de Internet SA (a)	807,888	3,826,328
Mitsubishi Research Institute, Inc.	13,900	539,499
Nomura Research Institute Ltd.	840,300	31,583,334
NTT Data Corp.	1,066,400	19,202,276
Nuvei Corp. (a)	64,457	8,354,657
OBIC Co. Ltd.	94,500	17,995,501
SHIFT, Inc. (b)	15,800	3,610,526
Softcat PLC	101,158	2,940,089
TIS, Inc.	183,000	5,173,204
Visa, Inc. Class A	47,715	10,931,507
Wix.com Ltd. (b)	71,060	15,781,005
Worldline SA (a)(b)	78,139	6,944,608
Zuken, Inc.	6,600	218,970
		329,185,733
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp.	44,500	3,850,748
ams AG (b)	239,500	4,872,383
Analog Devices, Inc.	160,381	26,134,084
ASM International NV (Netherlands)	4,097	1,589,613
ASMedia Technology, Inc.	32,000	2,400,926
ASML Holding NV	17,275	14,390,766
ASML Holding NV (Netherlands)	167,579	139,758,835
BE Semiconductor Industries NV	24,369	2,217,301
Broadcom, Inc.	33,260	16,537,205
Disco Corp.	28,200	8,215,334
GlobalWafers Co. Ltd.	76,000	2,390,801
Infineon Technologies AG	908,374	38,676,520
MediaTek, Inc.	400,000	13,031,530
NAURA Technology Group Co. Ltd.	86,200	4,747,825
NXP Semiconductors NV	214,416	46,127,314
Renesas Electronics Corp. (b)	494,000	5,289,703
Silergy Corp.	17,000	2,446,485
SK Hynix, Inc.	167,343	15,378,335
Sumco Corp.	62,000	1,309,149
Taiwan Semiconductor Manufacturing Co. Ltd.	1,724,000	37,894,976
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	879,895	104,716,304
Texas Instruments, Inc.	45,343	8,656,432
Tokyo Electron Ltd.	68,900	29,585,384
		530,217,953
Software - 1.5%
ANSYS, Inc. (b)	93,519	34,168,102
Atlassian Corp. PLC (b)	31,334	11,501,458
Avast PLC (a)	323,872	2,661,856
Aveva Group PLC	74,332	4,226,800
Cadence Design Systems, Inc. (b)	515,652	84,298,789
Check Point Software Technologies Ltd. (b)	180,012	22,614,908
Constellation Software, Inc.	9,739	16,505,237
Dassault Systemes SA	635,140	36,225,927
Descartes Systems Group, Inc. (Canada) (b)	92,176	7,226,353
Enghouse Systems Ltd.	32,311	1,562,985
Kinaxis, Inc. (b)	23,081	3,744,477
Nemetschek Se	26,864	2,633,367
Netcompany Group A/S (a)	27,831	3,592,551
NICE Systems Ltd. sponsored ADR (b)	14,368	4,176,778
Open Text Corp.	55,650	3,051,290
Pexip Holding ASA (b)	146,879	1,140,332
Rakus Co. Ltd.	105,900	3,744,498
Sage Group PLC	275,091	2,807,066
SAP SE	716,680	107,652,521
TeamViewer AG (a)(b)	54,654	1,820,468
Temenos Group AG	72,734	11,548,483
Topicus.Com, Inc.	3,161	320,773
Weimob, Inc. (a)(b)	731,000	1,067,723
		368,292,742
Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	170,700	3,503,528
Canon, Inc.	159,900	3,804,361
Canon, Inc. sponsored ADR (c)	109,103	2,597,742
FUJIFILM Holdings Corp.	66,900	5,514,241
Logitech International SA (Reg.)	23,151	2,367,305
Ricoh Co. Ltd.	286,500	2,916,693
Riso Kagaku Corp.	19,000	402,227
Samsung Electronics Co. Ltd.	2,460,915	162,871,142
Seiko Epson Corp.	215,000	4,006,272
		187,983,511

TOTAL INFORMATION TECHNOLOGY		1,771,864,804

MATERIALS - 4.0%
Chemicals - 2.5%
Air Liquide SA	66,624	11,941,842
Air Water, Inc.	90,700	1,462,544
Akzo Nobel NV	495,589	61,091,405
Alujain Holding (b)	29,990	516,531
Asahi Kasei Corp.	828,800	8,558,077
BASF AG	849,474	65,714,640
Christian Hansen Holding A/S	36,453	3,363,895
Clariant AG (Reg.)	250,308	5,269,930
Covestro AG (a)	175,385	11,369,013
Croda International PLC	325,767	40,972,132
Daicel Chemical Industries Ltd.	235,300	1,894,976
Denka Co. Ltd.	232,060	8,142,086
Ems-Chemie Holding AG	840	910,401
Evonik Industries AG	263,898	8,911,690
Givaudan SA	15,990	80,233,743
Icl Group Ltd.	57,903	409,570
Johnson Matthey PLC	318,389	12,865,094
JSR Corp.	49,300	1,709,581
Kansai Paint Co. Ltd.	792,200	20,529,584
Koninklijke DSM NV	4,613	981,786
Kuraray Co. Ltd.	419,100	3,942,812
Linde PLC	108,341	34,181,196
Linde PLC	47,400	14,911,566
Mitsubishi Chemical Holdings Corp.	192,500	1,689,920
Mitsubishi Gas Chemical Co., Inc.	12,200	230,105
Mitsui Chemicals, Inc.	163,500	5,647,412
Nippon Sanso Holdings Corp.	292,100	7,089,097
Nitto Denko Corp.	200,000	15,197,928
Novozymes A/S Series B	435,465	35,179,034
Orica Ltd.	178,946	1,724,058
PhosAgro OJSC	53,731	3,569,410
Pidilite Industries Ltd.	77,433	2,420,451
Shin-Etsu Chemical Co. Ltd.	64,100	10,587,259
Sika AG	158,367	57,086,483
Solvay SA Class A	23,646	3,097,726
Sumitomo Chemical Co. Ltd.	428,800	2,174,889
Symrise AG	284,834	40,559,920
Takasago International Corp.	3,000	78,889
Teijin Ltd.	128,400	1,847,541
Tessenderlo Group (b)	4,094	169,673
Tokuyama Corp.	19,900	397,946
Toray Industries, Inc.	1,324,500	8,930,729
Tosoh Corp.	102,400	1,859,703
Transfar Zhilian Co. Ltd.	665,000	893,433
Umicore SA	139,937	9,209,954
Yara International ASA	191,174	9,600,203
		619,125,857
Construction Materials - 0.1%
Cementir SpA	11,392	128,996
CSR Ltd.	46,808	186,621
HeidelbergCement AG	257,500	22,377,574
Holcim Ltd.	6,258	356,721
James Hardie Industries PLC CDI	200,134	7,765,482
Taiheiyo Cement Corp.	33,600	770,251
		31,585,645
Containers & Packaging - 0.2%
Amcor PLC unit	497,620	6,366,953
Fuji Seal International, Inc.	14,700	330,438
Sig Combibloc Group AG	150,424	4,605,939
Smurfit Kappa Group PLC	410,108	23,524,137
Toyo Seikan Group Holdings Ltd.	56,800	790,961
		35,618,428
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (Canada)	221,458	12,743,511
Alumina Ltd.	471,129	613,485
Anglo American PLC (United Kingdom)	87,735	3,705,532
Antofagasta PLC	487,657	9,761,828
Aperam SA	20,481	1,256,546
Aperam SA rights (b)(d)	20,481	10,580
ArcelorMittal SA (Netherlands)	1,003,217	33,635,254
BHP Group Ltd.	319,265	10,563,403
BHP Group Ltd. sponsored ADR (c)	69,100	4,570,274
BHP Group PLC	623,366	19,384,161
BHP Group PLC ADR	270,205	16,925,641
BlueScope Steel Ltd.	235,419	4,339,963
Boliden AB	29,714	1,036,096
Evraz PLC	38,032	308,710
Ferrexpo PLC	109,178	570,993
Fortescue Metals Group Ltd.	447,100	6,868,596
Franco-Nevada Corp. (c)	293,456	42,809,477
Glencore Xstrata PLC	4,790,103	21,592,517
Hitachi Metals Ltd. (b)	102,700	1,983,707
IGO Ltd.	2,098,033	14,810,975
JFE Holdings, Inc.	364,400	5,912,412
Maanshan Iron & Steel Co. Ltd. (A Shares)	1,526,800	1,446,285
Mitsubishi Materials Corp.	149,900	3,073,894
MMC Norilsk Nickel PJSC	4,796	1,575,271
Nippon Steel & Sumitomo Metal Corp.	194,200	3,968,201
Norsk Hydro ASA	327,809	2,263,001
Novolipetsk Steel OJSC	230,760	777,857
Rio Tinto Ltd.	141,724	11,618,178
Rio Tinto PLC	136,644	10,109,505
Rio Tinto PLC sponsored ADR (c)	191,534	14,378,457
Sandfire Resources NL	68,739	326,859
South32 Ltd.	3,093,663	7,106,351
SSAB Svenskt Stal AB (B Shares) (b)	258,762	1,230,322
Tokyo Steel Manufacturing Co. Ltd.	55,300	597,159
Uacj Corp. (b)	7,800	193,485
Vale SA	218,200	4,164,148
Vale SA sponsored ADR	181,627	3,463,627
Voestalpine AG	83,146	3,769,906
Wheaton Precious Metals Corp.	211,190	9,517,904
		292,984,071
Paper & Forest Products - 0.0%
Stora Enso Oyj (R Shares)	490,977	9,608,877

TOTAL MATERIALS		988,922,878

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	138,837	2,910,921
British Land Co. PLC	1,695,400	12,358,542
Great Portland Estates PLC	744,746	7,991,649
Scentre Group unit	2,722,001	5,675,148
Segro PLC	506,174	8,935,527
Warehouses de Pauw	90,783	4,174,058
		42,045,845
Real Estate Management & Development - 0.5%
Airport City Ltd. (b)	7,864	143,954
CK Asset Holdings Ltd.	1,497,100	9,759,365
Daito Trust Construction Co. Ltd.	2,800	307,449
Deutsche Wohnen SE (Bearer)	149,997	9,308,847
Dios Fastigheter AB	60,129	708,634
ESR Cayman Ltd. (a)(b)	2,278,600	6,943,512
Grand City Properties SA	544,859	14,938,407
Hang Lung Group Ltd.	205,000	513,459
Hongkong Land Holdings Ltd.	92,300	387,660
LEG Immobilien AG	191,540	30,531,715
Lendlease Group unit	910,900	7,956,445
Mitsui Fudosan Co. Ltd.	580,000	13,306,549
Nomura Real Estate Holdings, Inc.	58,100	1,486,629
Swire Pacific Ltd. (A Shares)	28,000	189,728
TAG Immobilien AG	338,691	11,465,402
Vonovia SE	228,244	15,404,569
		123,352,324

TOTAL REAL ESTATE		165,398,169

UTILITIES - 1.0%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	507,800	6,134,311
CLP Holdings Ltd.	734,000	7,337,688
Enel SpA	4,482,484	40,837,401
Iberdrola SA	1,189,921	14,744,876
Kansai Electric Power Co., Inc.	523,800	5,261,092
Origin Energy Ltd.	424,659	1,382,434
ORSTED A/S (a)	92,249	14,661,530
Shikoku Electric Power Co., Inc.	71,000	497,578
Tohoku Electric Power Co., Inc.	69,900	534,980
		91,391,890
Gas Utilities - 0.1%
APA Group unit	652,201	4,379,940
Beijing Enterprises Holdings Ltd.	942,500	3,247,723
China Resource Gas Group Ltd.	1,238,000	7,513,208
Osaka Gas Co. Ltd.	282,900	5,304,938
Tokyo Gas Co. Ltd.	293,600	5,647,026
		26,092,835
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	193,455	5,144,063
Electric Power Development Co. Ltd.	332,400	4,967,192
Scatec Solar AS (a)	72,066	1,490,349
Solaria Energia y Medio Ambiente SA (b)	75,802	1,503,654
		13,105,258
Multi-Utilities - 0.5%
AGL Energy Ltd.	32,573	153,696
Centrica PLC (b)	1,064,550	760,485
E.ON AG	648,898	8,564,431
ENGIE	3,025,114	43,334,332
National Grid PLC	814,791	10,538,689
RWE AG	975,281	38,105,221
Veolia Environnement SA	664,000	22,775,723
		124,232,577

TOTAL UTILITIES		254,822,560

TOTAL COMMON STOCKS
(Cost $7,240,295,264)		10,925,684,221

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	103,495	8,664,102
Hyundai Motor Co.	6,336	560,391
Porsche Automobil Holding SE (Germany)	52,448	5,306,067
Volkswagen AG	102,187	24,288,315
		38,818,875
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA	426,688	41,685,393
FINANCIALS - 0.0%
Banks - 0.0%
Sberbank of Russia (Russia)	309,120	1,308,511
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	567	84,152

TOTAL FINANCIALS		1,392,663

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	63,712	3,892,303
MATERIALS - 0.0%
Metals & Mining - 0.0%
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	36,911	248,780
Gerdau SA sponsored ADR	68,300	370,186
		618,966
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $67,486,641)		86,408,200

Equity Funds - 49.9%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	691,763
Europe Stock Funds - 0.4%
WisdomTree Europe Hedged Equity ETF (c)	1,131,853	90,084,180
Foreign Large Blend Funds - 9.2%
Artisan International Value Fund Investor Class	21,322,280	978,905,866
Fidelity SAI International Index Fund (e)	44,452,558	648,118,289
Fidelity SAI International Low Volatility Index Fund (e)	15,289,643	182,405,437
Harbor International Fund Institutional Class	9,619	473,749
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	28,053,450	484,483,075

TOTAL FOREIGN LARGE BLEND FUNDS		2,294,386,416

Foreign Large Growth Funds - 19.2%
American Funds EuroPacific Growth Fund Class F2	1,004,486	72,182,367
Fidelity Advisor International Discovery Fund - Class Z (e)	21,838,420	1,309,868,418
Fidelity Diversified International Fund (e)	13,766,677	740,509,552
Fidelity Overseas Fund (e)	12,692,417	890,880,734
Fidelity SAI International Momentum Index Fund (e)	16,843,480	244,398,893
Fidelity SAI International Quality Index Fund (e)	206,696	3,061,161
Invesco Oppenheimer International Growth Fund Class R6	836,208	44,862,558
JOHCM International Select Fund Investor Shares	21,090,269	686,277,368
WCM Focused International Growth Fund Investor Class	27,076,379	781,153,541

TOTAL FOREIGN LARGE GROWTH FUNDS		4,773,194,592

Foreign Large Value Funds - 11.1%
Fidelity SAI International Value Index Fund (e)	104,007,065	1,054,631,637
iShares MSCI EAFE Value ETF (c)	2,278,820	118,407,487
Oakmark International Fund Investor Class	34,152,531	988,715,761
Pear Tree Polaris Foreign Value Fund Institutional Shares	24,069,472	593,553,183

TOTAL FOREIGN LARGE VALUE FUNDS		2,755,308,068

Foreign Small Mid Blend Funds - 1.5%
Fidelity Advisor International Small Cap Fund - Class Z (e)	1,882,710	66,666,761
Fidelity SAI International Small Cap Index Fund (e)	16,290,463	168,280,482
Victory Trivalent International Small-Cap Fund Class I	6,837,577	129,093,452

TOTAL FOREIGN SMALL MID BLEND FUNDS		364,040,695

Foreign Small Mid Growth Funds - 0.9%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	3,210,721	93,207,231
Oberweis International Opportunities Institutional Fund	1,770,695	33,413,017
T. Rowe Price International Discovery Fund	1,006,218	104,878,142
Wasatch International Growth Fund Investor Class	100	3,968

TOTAL FOREIGN SMALL MID GROWTH FUNDS		231,502,358

Foreign Small Mid Value Funds - 1.1%
Brandes International Small Cap Equity Fund Class A	3,237,883	46,690,267
Oakmark International Small Cap Fund Investor Class	2,797,030	59,073,264
Segall Bryant & Hamill International Small Cap Fund Retail Class	4,713,344	59,623,803
Transamerica International Small Cap Value Fund Class I	5,682,172	95,574,140

TOTAL FOREIGN SMALL MID VALUE FUNDS		260,961,474

Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (c)	201,575	7,667,913
Other - 6.5%
Fidelity Advisor Japan Fund - Class Z (e)	3,488,090	72,482,510
Fidelity Japan Smaller Companies Fund (e)	6,966,190	126,157,704
Fidelity SAI Japan Stock Index Fund (e)	126,429,831	1,290,848,579
iShares MSCI Australia ETF (c)	4,610,307	119,499,157
Matthews Japan Fund Investor Class	198	4,837

TOTAL OTHER		1,608,992,787

TOTAL EQUITY FUNDS
(Cost $8,894,059,034)		12,386,830,246
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 9/2/21 to 11/26/21 (f)
(Cost $61,367,172)	61,370,000	61,367,146
	Value

Money Market Funds - 5.9%
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	143,767,811	143,782,188
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (i)	1,332,886,918	1,332,886,918
TOTAL MONEY MARKET FUNDS
(Cost $1,476,669,106)		1,476,669,106
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $17,739,877,217)		24,936,958,919
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(104,145,549)
NET ASSETS - 100%		$24,832,813,370

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Sept. 2021	$152,420,100	$(5,868,809)	$(5,868,809)
ICE E-mini MSCI EAFE Index Contracts (United States)	8,599	Sept. 2021	1,011,027,425	2,381,485	2,381,485
TOTAL FUTURES CONTRACTS					$(3,487,324)

The notional amount of futures purchased as a percentage of Net Assets is 4.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,782,586 or 1.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $61,266,146.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Securities Lending Cash Central Fund 0.06%	$288,584,994	$2,812,756,471	$2,957,559,277	$1,189,695	$--	$--	$143,782,188	0.4%
Total	$288,584,994	$2,812,756,471	$2,957,559,277	$1,189,695	$--	$--	$143,782,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Discovery Fund - Class Z	$--	$--	$--	$--	$--	$688,560,246	$1,309,868,418
Fidelity Advisor International Small Cap Fund - Class Z	--	--	--	--	--	15,906,101	66,666,761
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	--	--	--	--	--	32,059,023	93,207,231
Fidelity Advisor Japan Fund - Class Z	--	--	--	--	--	37,245,688	72,482,510
Fidelity Advisor Japan Fund Class I	69,518,224	--	--	--	--	(34,281,402)	--
Fidelity Diversified International Fund	631,176,275	62,000,000	38,000,000	--	16,688,668	68,644,609	740,509,552
Fidelity International Discovery Fund	1,206,053,461	--	28,000,001	--	11,674,040	(568,419,328)	--
Fidelity International Small Cap Fund	55,266,613	5,630,394	--	--	--	(10,136,347)	--
Fidelity International Small Cap Opportunities Fund	76,339,729	--	--	--	--	(15,191,521)	--
Fidelity Japan Smaller Companies Fund	119,888,133	--	--	--	--	6,269,571	126,157,704
Fidelity Overseas Fund	580,010,044	202,000,001	10,000,000	--	2,524,348	116,346,341	890,880,734
Fidelity SAI International Index Fund	--	639,000,000	--	--	--	9,118,289	648,118,289
Fidelity SAI International Low Volatility Index Fund	147,984,370	168,000,000	140,000,000	--	3,755,982	2,665,085	182,405,437
Fidelity SAI International Momentum Index Fund	24,583,116	233,000,000	20,000,000	--	4,318,725	2,497,052	244,398,893
Fidelity SAI International Quality Index Fund	17,608,498	--	15,000,000	--	3,082,407	(2,629,744)	3,061,161
Fidelity SAI International Small Cap Index Fund	--	165,857,984	--	--	--	2,422,498	168,280,482
Fidelity SAI International Value Index Fund	--	1,026,000,000	--	--	--	28,631,637	1,054,631,637
Fidelity SAI Japan Stock Index Fund	--	1,293,369,252	--	--	--	(2,520,673)	1,290,848,579
Total	$2,928,428,463	$3,794,857,631	$251,000,001	$--	$42,044,170	$377,187,125	$6,891,517,388

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$389,861,233	$224,333,252	$165,527,981	$--
Consumer Discretionary	1,047,112,889	633,286,492	413,826,397	--
Consumer Staples	1,229,163,296	630,066,076	599,097,220	--
Energy	295,809,692	135,685,007	160,124,685	--
Financials	1,542,377,122	931,620,437	610,756,685	--
Health Care	1,229,916,702	567,268,711	662,647,991	--
Industrials	2,092,331,807	1,424,349,748	667,982,059	--
Information Technology	1,775,757,107	1,352,053,065	423,704,042	--
Materials	989,541,844	835,932,405	153,609,439	--
Real Estate	165,398,169	165,398,169	--	--
Utilities	254,822,560	188,701,594	66,120,966	--
Equity Funds	12,386,830,246	12,386,830,246	--	--
Other Short-Term Investments	61,367,146	--	61,367,146	--
Money Market Funds	1,476,669,106	1,476,669,106	--	--
Total Investments in Securities:	$24,936,958,919	$20,952,194,308	$3,984,764,611	$--
Derivative Instruments:
Assets
Futures Contracts	$2,381,485	$2,381,485	$--	$--
Total Assets	$2,381,485	$2,381,485	$--	$--
Liabilities
Futures Contracts	$(5,868,809)	$(5,868,809)	$--	$--
Total Liabilities	$(5,868,809)	$(5,868,809)	$--	$--
Total Derivative Instruments:	$(3,487,324)	$(3,487,324)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,381,485	$(5,868,809)
Total Equity Risk	2,381,485	(5,868,809)
Total Value of Derivatives	$2,381,485	$(5,868,809)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	56.7%
Japan	8.0%
United Kingdom	5.9%
Switzerland	5.1%
France	4.9%
Germany	4.6%
Netherlands	2.8%
Canada	1.1%
Korea (South)	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	8.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,287,220) — See accompanying schedule: Unaffiliated issuers (cost $12,267,055,778)	$17,901,659,343
Fidelity Central Funds (cost $143,782,188)	143,782,188
Other affiliated issuers (cost $5,329,039,251)	6,891,517,388
Total Investment in Securities (cost $17,739,877,217)		$24,936,958,919
Foreign currency held at value (cost $8,210,681)		8,228,678
Receivable for investments sold		21,474,638
Receivable for fund shares sold		11,311,970
Dividends receivable		17,386,155
Reclaims receivable		22,606,583
Interest receivable		26,914
Distributions receivable from Fidelity Central Funds		66,735
Receivable for daily variation margin on futures contracts		1,092,785
Prepaid expenses		37,430
Other receivables		578,133
Total assets		25,019,768,940
Liabilities
Payable for investments purchased
Regular delivery	$28,892,411
Delayed delivery	718,706
Payable for fund shares redeemed	7,132,944
Accrued management fee	3,010,334
Other payables and accrued expenses	3,337,839
Collateral on securities loaned	143,863,336
Total liabilities		186,955,570
Net Assets		$24,832,813,370
Net Assets consist of:
Paid in capital		$16,624,139,750
Total accumulated earnings (loss)		8,208,673,620
Net Assets		$24,832,813,370
Net Asset Value, offering price and redemption price per share ($24,832,813,370 ÷ 1,848,384,624 shares)		$13.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$170,110,184
Interest		225,034
Income from Fidelity Central Funds (including $1,189,695 from security lending)		1,189,695
Income before foreign taxes withheld		171,524,913
Less foreign taxes withheld		(18,462,300)
Total income		153,062,613
Expenses
Management fee	$44,690,391
Custodian fees and expenses	413,244
Independent trustees' fees and expenses	81,637
Registration fees	170,922
Audit	103,556
Legal	26,036
Miscellaneous	67,409
Total expenses before reductions	45,553,195
Expense reductions	(27,470,524)
Total expenses after reductions		18,082,671
Net investment income (loss)		134,979,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,658)	916,636,246
Affiliated issuers	42,044,170
Foreign currency transactions	64,186
Futures contracts	40,471,126
Capital gain distributions from underlying funds:
Unaffiliated issuers	2,904,930
Total net realized gain (loss)		1,002,120,658
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,091,366)	487,628,239
Affiliated issuers	377,187,125
Assets and liabilities in foreign currencies	(680,581)
Futures contracts	(20,923,384)
Total change in net unrealized appreciation (depreciation)		843,211,399
Net gain (loss)		1,845,332,057
Net increase (decrease) in net assets resulting from operations		$1,980,311,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,979,942	$214,759,146
Net realized gain (loss)	1,002,120,658	446,337,309
Change in net unrealized appreciation (depreciation)	843,211,399	4,033,667,020
Net increase (decrease) in net assets resulting from operations	1,980,311,999	4,694,763,475
Distributions to shareholders	(502,474,146)	(345,007,315)
Share transactions
Proceeds from sales of shares	4,348,278,455	4,467,737,246
Reinvestment of distributions	480,040,476	334,019,828
Cost of shares redeemed	(1,273,654,702)	(4,447,769,615)
Net increase (decrease) in net assets resulting from share transactions	3,554,664,229	353,987,459
Total increase (decrease) in net assets	5,032,502,082	4,703,743,619
Net Assets
Beginning of period	19,800,311,288	15,096,567,669
End of period	$24,832,813,370	$19,800,311,288
Other Information
Shares
Sold	330,563,413	435,963,931
Issued in reinvestment of distributions	37,386,330	31,687,641
Redeemed	(97,740,429)	(409,722,398)
Net increase (decrease)	270,209,314	57,929,174

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.55	$9.93	$10.03	$11.43	$9.78	$8.74
Income from Investment Operations
Net investment income (loss)B	.08	.13	.20	.21	.19	.17
Net realized and unrealized gain (loss)	1.12	2.71	.06	(.98)	1.82	1.07
Total from investment operations	1.20	2.84	.26	(.77)	2.01	1.24
Distributions from net investment income	(.02)	(.14)	(.22)	(.18)	(.18)	(.18)
Distributions from net realized gain	(.29)	(.08)	(.14)	(.44)	(.18)	(.02)
Total distributions	(.32)C	(.22)	(.36)	(.63)C	(.36)	(.20)
Net asset value, end of period	$13.43	$12.55	$9.93	$10.03	$11.43	$9.78
Total ReturnD,E	9.65%	28.99%	2.35%	(6.57)%	20.53%	14.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	.43%	.44%	.45%	.50%	.48%
Expenses net of fee waivers, if any	.16%H	.18%	.19%	.20%	.25%	.23%
Expenses net of all reductions	.16%H	.18%	.19%	.20%	.24%	.22%
Net investment income (loss)	1.23%H	1.25%	1.91%	1.95%	1.68%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$24,832,813	$19,800,311	$15,096,568	$15,904,961	$17,256,557	$16,141,374
Portfolio turnover rateI	41%H	41%	33%	39%	33%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers International Fund	$338,151

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,361,643,620
Gross unrealized depreciation	(216,239,554)
Net unrealized appreciation (depreciation)	$7,145,404,066
Tax cost	$17,788,067,529

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	6,489,374,876	4,311,150,909

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc. and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers International Fund	$258

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers International Fund	5,243

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers International Fund	$19,125

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $27,470,267.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $257.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers International Fund
Fidelity International Discovery Fund	11%
Fidelity SAI International Index Fund	10%
Fidelity SAI International Momentum Index Fund	24%
Fidelity SAI International Small Cap Index Fund	19%
Fidelity SAI International Value Index Fund	17%
Fidelity SAI Japan Stock Index Fund	84%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Strategic Advisers International Fund	.16%
Actual		$1,000.00	$1,096.50	$.85
Hypothetical-C		$1,000.00	$1,024.40	$.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers International Fund

In June 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the fee schedules for the investment mandates in the existing sub-advisory agreements among Strategic Advisers LLC (Strategic Advisers), each of Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Company (MFS) (with respect to only one of two investment mandates), and Thompson, Siegel & Walmsley LLC (TSW) (each, a Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund, and also voted to approve an amendment in the existing sub-advisory agreement among Strategic Advisers, Causeway, and the Trust on behalf of the fund to add certain additional representations from Causeway regarding a participating affiliate arrangement (each, an Amended Sub-Advisory Agreement). The Board noted that the updated fee schedules in the Amended Sub-Advisory Agreements will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its September 2020 meeting. The Board considered the detailed information provided by Strategic Advisers and each Sub-Adviser in the June 2021 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with each Sub-Adviser at its September 2020 meeting and that each Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the approval of each Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board noted that each Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that each Amended Sub-Advisory Agreement will or has the potential to result in a decrease in the total management fees of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each Sub-Adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that each Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve each Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under each Amended Sub-Advisory Agreement.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of New Sub-Advisory Agreement

Strategic Advisers International Fund

In June 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Thompson, Siegel & Walmsley LLC (TSW or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement) through September 30, 2021, with the understanding that the Board will consider the renewal of the New Sub-Advisory Agreement in September 2021. The Board noted that TSW is an existing sub-adviser to the fund and that the New Sub-Advisory Agreement will take effect upon consummation of a transaction pursuant to which Pendal Group Limited will acquire 100% of the equity interests in TSW (Transaction). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest.

The Board noted that it had approved an existing sub-advisory agreement with the Sub-Adviser at its September 2020 meeting. The Board further noted that the Transaction is not expected to result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered the detailed information provided by Strategic Advisers and the Sub-Adviser in the June 2021 annual contract renewal materials.

In connection with its consideration of future renewals of the New Sub-Advisory Agreement, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

The Board concluded that the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved through September 31, 2021, with the understanding that the Board will consider the renewal of the New Sub-Advisory Agreement in September 2021. The Board also concluded that the sub-advisory fees to be charged under the New Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SIT-SANN-1021
1.912867.111

Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2021

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI International Value Index Fund	18.1
Fidelity Overseas Fund	11.4
Fidelity Advisor International Discovery Fund - Class Z	10.9
Fidelity Diversified International Fund	9.6
Fidelity International Capital Appreciation Fund	8.1
Fidelity SAI International Low Volatility Index Fund	5.7
Fidelity SAI International Index Fund	4.8
Fidelity SAI International Small Cap Index Fund	2.1
Fidelity Advisor Japan Fund - Class Z	2.0
Fidelity SAI Japan Stock Index Fund	1.0
73.7

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Common Stocks	15.3%
Foreign Large Blend Funds	11.4%
Foreign Large Growth Funds	41.4%
Foreign Large Value Funds	19.1%
Foreign Small Mid Growth Funds	0.5%
Foreign Small Mid Blend Funds	2.1%
Other	3.2%
Sector Funds	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.3%
	Shares	Value
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	629,231	$43,091,941
Deutsche Telekom AG	1,434,318	30,498,268
Elisa Corp. (A Shares)	224,597	14,384,063
		87,974,272
Entertainment - 0.1%
Sea Ltd. ADR (b)	60,150	20,349,948
Interactive Media & Services - 0.1%
Z Holdings Corp.	3,589,800	23,395,779
Media - 0.1%
Informa PLC (b)	873,645	6,378,005
Schibsted ASA (A Shares)	255,901	13,657,080
WPP PLC	650,971	8,826,422
		28,861,507
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp.	414,500	23,358,637
Vodafone Group PLC	6,032,130	10,131,395
		33,490,032

TOTAL COMMUNICATION SERVICES		194,071,538

CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DENSO Corp.	345,300	24,199,091
Automobiles - 0.5%
Daimler AG (Germany)	514,009	43,345,950
Ferrari NV	51,462	11,162,302
Isuzu Motors Ltd.	1,505,300	19,046,290
Toyota Motor Corp.	635,500	55,347,821
		128,902,363
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd.	236,228	7,892,351
Compass Group PLC (b)	587,739	12,142,661
Evolution AB (a)	69,032	11,122,620
Sands China Ltd. (b)	4,324,200	13,891,921
		45,049,553
Household Durables - 0.2%
Sony Group Corp.	417,700	43,188,251
Vistry Group PLC	669,248	11,133,399
		54,321,650
Internet & Direct Marketing Retail - 0.3%
Deliveroo PLC Class A (a)(b)(c)	2,294,086	10,988,620
Delivery Hero AG (a)(b)	97,785	14,155,352
Ocado Group PLC (b)	319,685	8,847,516
Prosus NV	164,440	14,555,493
THG PLC	1,468,569	12,427,327
ZOZO, Inc.	360,300	13,738,658
		74,712,966
Multiline Retail - 0.1%
B&M European Value Retail SA	1,378,812	10,596,738
Pan Pacific International Holdings Ltd.	279,500	5,327,560
		15,924,298
Specialty Retail - 0.1%
JD Sports Fashion PLC	467,697	6,491,219
Nitori Holdings Co. Ltd.	43,900	8,213,924
WH Smith PLC (b)	272,848	6,122,041
		20,827,184
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International SCA	12,849	18,880,878
LVMH Moet Hennessy Louis Vuitton SE	87,004	64,453,465
Moncler SpA	173,858	11,126,330
		94,460,673

TOTAL CONSUMER DISCRETIONARY		458,397,778

CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	150,955	9,258,409
Asahi Group Holdings	386,800	17,980,232
Diageo PLC	735,595	35,362,021
Heineken NV (Bearer)	130,444	14,277,817
Pernod Ricard SA	112,988	23,740,413
		100,618,892
Food & Staples Retailing - 0.3%
Seven & i Holdings Co. Ltd.	487,500	21,336,295
Tesco PLC	4,218,928	14,811,063
Tsuruha Holdings, Inc.	162,700	20,482,616
Zur Rose Group AG (b)	35,565	15,301,785
		71,931,759
Food Products - 0.4%
Nestle SA (Reg. S)	673,872	85,102,522
Household Products - 0.0%
Reckitt Benckiser Group PLC	146,063	11,150,628
Personal Products - 0.2%
Kao Corp.	250,000	15,102,486
L'Oreal SA	35,974	16,833,358
Shiseido Co. Ltd.	221,200	14,663,560
		46,599,404
Tobacco - 0.1%
Swedish Match Co. AB	2,962,005	27,349,664

TOTAL CONSUMER STAPLES		342,752,869

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Idemitsu Kosan Co. Ltd.	748,600	17,950,341
Neste Oyj	233,892	14,233,698
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,350,337	46,582,387
rights (b)(d)	2,350,337	561,530
Total SA	853,799	37,765,774
		117,093,730
FINANCIALS - 2.8%
Banks - 1.4%
Bankinter SA	2,380,592	13,950,417
BNP Paribas SA	438,721	27,792,922
Commonwealth Bank of Australia	264,488	19,371,838
Erste Group Bank AG	272,247	10,884,488
FinecoBank SpA	850,174	15,675,008
Hang Seng Bank Ltd.	1,321,100	23,644,912
Intesa Sanpaolo SpA	2,076,848	5,877,182
KBC Groep NV	398,408	33,559,780
Lloyds Banking Group PLC	28,120,540	16,834,513
Mitsubishi UFJ Financial Group, Inc.	4,959,400	26,906,943
National Australia Bank Ltd.	1,951,222	39,338,899
NatWest Group PLC	3,538,946	10,368,423
Societe Generale Series A	709,751	22,338,787
Standard Chartered PLC (United Kingdom)	3,347,442	20,930,945
Swedbank AB (A Shares)	894,508	17,271,428
United Overseas Bank Ltd.	1,434,003	27,283,868
		332,030,353
Capital Markets - 0.3%
Bridgepoint Group Holdings Ltd.	761,358	5,296,570
EQT AB	208,174	10,607,177
Hong Kong Exchanges and Clearing Ltd.	256,000	16,155,012
Macquarie Group Ltd.	110,704	13,503,524
Nordnet AB	475,557	8,627,253
UBS Group AG	783,015	13,065,213
		67,254,749
Diversified Financial Services - 0.2%
Investor AB (B Shares)	772,154	18,468,452
ORIX Corp.	1,890,300	35,249,288
		53,717,740
Insurance - 0.9%
AIA Group Ltd.	4,108,200	49,054,895
AXA SA	700,391	19,676,439
Hiscox Ltd. (b)	707,964	8,943,088
Legal & General Group PLC	5,720,475	21,250,676
NN Group NV	310,215	16,105,611
NN Group NV rights (b)(d)	310,215	340,646
Prudential PLC (b)	1,076,727	22,433,205
Talanx AG	373,186	16,955,803
Tokio Marine Holdings, Inc.	495,800	24,232,301
Zurich Insurance Group Ltd.	71,634	31,432,391
		210,425,055

TOTAL FINANCIALS		663,427,897

HEALTH CARE - 1.9%
Biotechnology - 0.1%
Argenx SE (b)	37,723	12,586,014
Health Care Equipment & Supplies - 0.4%
GN Store Nord A/S	111,359	8,379,065
Hoya Corp.	244,700	39,547,025
Koninklijke Philips Electronics NV	122,349	5,638,226
Olympus Corp.	876,400	18,413,840
Siemens Healthineers AG (a)	397,942	27,675,344
		99,653,500
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	137,450	19,488,274
Lonza Group AG	30,783	26,051,679
PolyPeptide Group AG (a)(b)	83,075	12,047,349
Sartorius Stedim Biotech	36,657	22,230,022
		79,817,324
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	368,300	6,216,726
AstraZeneca PLC (United Kingdom)	505,235	59,083,922
Daiichi Sankyo Kabushiki Kaisha	552,400	13,127,753
Roche Holding AG (participation certificate)	255,109	102,440,338
Sanofi SA	514,439	53,315,745
UCB SA	338,710	38,745,396
		272,929,880

TOTAL HEALTH CARE		464,986,718

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
Airbus Group NV (b)	215,098	29,424,575
BAE Systems PLC	2,539,021	19,836,407
		49,260,982
Air Freight & Logistics - 0.3%
Deutsche Post AG	622,246	43,774,437
DSV Panalpina A/S	60,150	15,328,308
Yamato Holdings Co. Ltd.	368,300	9,373,631
		68,476,376
Building Products - 0.2%
ASSA ABLOY AB (B Shares)	408,623	13,076,229
Compagnie de St. Gobain	224,099	16,245,597
Kingspan Group PLC (Ireland)	109,439	12,505,921
Nibe Industrier AB (B Shares)	1,038,336	14,475,062
		56,302,809
Commercial Services & Supplies - 0.1%
Park24 Co. Ltd. (b)	458,700	8,851,703
Rentokil Initial PLC	1,202,206	9,593,158
		18,444,861
Construction & Engineering - 0.2%
Ferrovial SA	577,827	16,729,242
VINCI SA	181,517	19,480,108
		36,209,350
Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	621,000	8,498,073
Vestas Wind Systems A/S	184,923	7,466,565
		15,964,638
Industrial Conglomerates - 0.3%
Hitachi Ltd.	782,700	43,291,638
Siemens AG	225,160	37,352,879
		80,644,517
Machinery - 0.5%
Alfa Laval AB	168,354	6,828,234
FANUC Corp.	75,500	16,448,510
Indutrade AB	409,561	13,526,341
Minebea Mitsumi, Inc.	433,000	11,150,198
Misumi Group, Inc.	654,100	25,952,338
Sandvik AB	381,288	9,730,128
SMC Corp.	19,000	12,177,339
Techtronic Industries Co. Ltd.	648,500	14,383,410
		110,196,498
Professional Services - 0.3%
Experian PLC	475,437	20,971,592
Persol Holdings Co. Ltd.	556,200	13,003,194
Recruit Holdings Co. Ltd.	549,600	32,361,658
Teleperformance	35,410	15,653,798
		81,990,242
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	105,073	8,219,752
Brenntag AG	177,045	17,860,880
Ferguson PLC	110,348	15,937,340
Itochu Corp.	586,100	17,639,205
Rexel SA	660,157	13,808,495
		73,465,672
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	126,691	20,224,622
Auckland International Airport Ltd. (b)	2,362,890	12,004,725
		32,229,347

TOTAL INDUSTRIALS		623,185,292

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%
Ericsson (B Shares)	685,050	8,114,492
Electronic Equipment & Components - 0.1%
Keyence Corp.	33,700	20,257,065
IT Services - 0.5%
Adyen BV (a)(b)	8,048	25,985,068
Amadeus IT Holding SA Class A (b)	120,410	7,353,245
Capgemini SA	78,577	17,642,078
Edenred SA	112,304	6,364,942
Fujitsu Ltd.	127,700	23,563,241
TIS, Inc.	635,900	17,976,176
Worldline SA (a)(b)	182,152	16,188,769
		115,073,519
Semiconductors & Semiconductor Equipment - 0.6%
ASM Pacific Technology Ltd.	715,000	8,512,944
ASML Holding NV (Netherlands)	85,933	71,667,070
Infineon Technologies AG	281,277	11,976,141
Lasertec Corp.	25,400	5,557,224
Renesas Electronics Corp. (b)	1,163,900	12,462,927
Tokyo Electron Ltd.	48,500	20,825,706
		131,002,012
Software - 0.1%
NICE Systems Ltd. (b)	62,030	18,095,790
Temenos Group AG	37,656	5,978,905
		24,074,695
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp.	339,800	28,008,057

TOTAL INFORMATION TECHNOLOGY		326,529,840

MATERIALS - 1.2%
Chemicals - 0.3%
Akzo Nobel NV	71,441	8,806,554
Corbion NV	172,685	9,281,428
NOF Corp.	96,000	5,314,184
Shin-Etsu Chemical Co. Ltd.	145,500	24,031,921
Sika AG	70,783	25,515,117
		72,949,204
Construction Materials - 0.2%
CRH PLC	467,835	24,783,989
HeidelbergCement AG	144,482	12,555,948
		37,339,937
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	713,021	30,114,805
ArcelorMittal SA (Netherlands)	475,622	15,946,367
Fortescue Metals Group Ltd.	1,408,452	21,637,414
Iluka Resources Ltd.	3,708,264	27,127,805
Lynas Rare Earths Ltd. (b)	5,329,133	26,821,868
Rio Tinto PLC	392,793	29,060,500
		150,708,759
Paper & Forest Products - 0.1%
Mondi PLC	482,187	13,291,843
UPM-Kymmene Corp.	503,037	20,450,075
		33,741,918

TOTAL MATERIALS		294,739,818

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	534,678	11,210,306
Goodman Group unit	601,342	10,175,159
National Storage REIT unit	5,328,649	9,121,725
		30,507,190
Real Estate Management & Development - 0.2%
Grainger Trust PLC	2,030,516	8,916,546
Kerry Properties Ltd.	2,160,500	7,361,442
LEG Immobilien AG	84,995	13,548,309
Sino Land Ltd.	11,466,861	16,896,313
Vonovia SE	114,913	7,755,670
		54,478,280

TOTAL REAL ESTATE		84,985,470

UTILITIES - 0.4%
Electric Utilities - 0.4%
Enel SpA	3,044,571	27,737,381
Energias de Portugal SA	3,264,607	17,931,993
Iberdrola SA	2,575,618	31,915,704
ORSTED A/S (a)	82,609	13,129,403
		90,714,481
Multi-Utilities - 0.0%
RWE AG	398,021	15,551,085

TOTAL UTILITIES		106,265,566

TOTAL COMMON STOCKS
(Cost $3,202,843,581)		3,676,436,516

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG
(Cost $2,579,722)	17,349	4,123,597

Equity Funds - 78.2%
Foreign Large Blend Funds - 11.4%
Fidelity Pacific Basin Fund (e)	4,884,671	222,154,829
Fidelity SAI International Index Fund (e)	78,194,542	1,140,076,428
Fidelity SAI International Low Volatility Index Fund (e)	114,694,737	1,368,308,216

TOTAL FOREIGN LARGE BLEND FUNDS		2,730,539,473

Foreign Large Growth Funds - 41.4%
Fidelity Advisor International Discovery Fund - Class Z (e)	43,697,004	2,620,946,300
Fidelity Diversified International Fund (e)	42,701,009	2,296,887,297
Fidelity International Capital Appreciation Fund (e)	62,559,979	1,935,605,756
Fidelity Overseas Fund (e)	38,936,171	2,732,929,811
Fidelity SAI International Momentum Index Fund (e)	15,720,751	228,108,095
Fidelity SAI International Quality Index Fund (e)	7,712,532	114,222,593

TOTAL FOREIGN LARGE GROWTH FUNDS		9,928,699,852

Foreign Large Value Funds - 19.1%
Fidelity Advisor International Value Fund - Class Z (e)	25,377,058	241,843,362
Fidelity SAI International Value Index Fund (e)	428,393,472	4,343,909,807

TOTAL FOREIGN LARGE VALUE FUNDS		4,585,753,169

Foreign Small Mid Blend Funds - 2.1%
Fidelity SAI International Small Cap Index Fund (e)	47,904,853	494,857,129
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	4,149,171	120,450,434
Sector Funds - 0.5%
Fidelity Advisor International Real Estate Fund - Class Z (e)	7,949,002	121,381,261
Other - 3.2%
Fidelity Advisor Japan Fund - Class Z (e)	23,108,707	480,198,931
Fidelity Japan Smaller Companies Fund (e)	2,649,961	47,990,789
Fidelity SAI Japan Stock Index Fund (e)	24,010,471	245,146,911

TOTAL OTHER		773,336,631

TOTAL EQUITY FUNDS
(Cost $14,657,525,902)		18,755,017,949

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,768,588)	858,825	11,310,724
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.06% 9/9/21 to 12/2/21 (f)
(Cost $73,076,328)	$73,080,000	73,076,384
	Shares

Money Market Funds - 6.1%
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	10,430,707	10,431,750
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (i)	1,447,596,608	1,447,596,608
TOTAL MONEY MARKET FUNDS
(Cost $1,458,028,358)		1,458,028,358
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $19,400,822,479)		23,977,993,528
NET OTHER ASSETS (LIABILITIES) - 0.1%		19,442,624
NET ASSETS - 100%		$23,997,436,152

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Sept. 2021	$35,087,500	$(1,351,015)	$(1,351,015)
ICE E-mini MSCI EAFE Index Contracts (United States)	11,806	Sept. 2021	1,388,090,450	(3,270,616)	(3,270,616)
TOTAL FUTURES CONTRACTS					$(4,621,631)

The notional amount of futures purchased as a percentage of Net Assets is 5.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,286,678,389.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,609,088 or 0.8% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,076,384.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Securities Lending Cash Central Fund 0.06%	$896,800	$359,066,292	$349,531,342	$218,232	$--	$--	$10,431,750	0.0%
Total	$896,800	$359,066,292	$349,531,342	$218,232	$--	$--	$10,431,750

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Discovery Fund Class Z	$--	$--	$--	$--	$--	$719,026,117	$2,620,946,300
Fidelity Advisor International Real Estate Fund Class Z	--	--	--	--	--	36,615,746	121,381,261
Fidelity Advisor International Real Estate Fund Class I	106,764,209	--	--	--	--	(21,998,694)	--
Fidelity Advisor International Small Cap Opportunities Fund Class Z	--	--	--	--	--	60,867,314	120,450,434
Fidelity Advisor International Value Fund Class Z	--	--	--	--	--	34,092,647	241,843,362
Fidelity Advisor Japan Fund Class Z	--	--	--	--	--	145,256,756	480,198,931
Fidelity Advisor Japan Fund Class I	435,775,664	24,999,999	--	--	--	(125,833,488)	--
Fidelity Advisor Overseas Fund Class I	91,215,843	--	98,196,962	--	50,899,070	(43,917,951)	--
Fidelity Diversified International Fund	1,828,735,209	208,000,000	--	--	--	260,152,088	2,296,887,297
Fidelity International Capital Appreciation Fund	1,570,087,796	176,000,000	--	--	--	189,517,960	1,935,605,756
Fidelity International Discovery Fund	2,016,080,656	366,000,000	--	--	--	(480,160,473)	--
Fidelity International Small Cap Opportunities Fund	98,652,775	--	--	--	--	(39,069,655)	--
Fidelity International Value Fund	222,303,028	--	--	--	--	(14,552,313)	--
Fidelity Japan Smaller Companies Fund	45,605,825	--	--	--	--	2,384,964	47,990,789
Fidelity Overseas Fund	1,834,480,517	519,196,963	--	--	--	379,252,331	2,732,929,811
Fidelity Pacific Basin Fund	220,347,501	--	--	--	--	1,807,328	222,154,829
Fidelity SAI Inflation-Focused Fund	9,687,545	--	--	--	--	1,623,179	11,310,724
Fidelity SAI International Index Fund	256,720,329	846,000,000	--	--	--	37,356,099	1,140,076,428
Fidelity SAI International Low Volatility Index Fund	1,065,869,771	168,000,000	--	--	--	134,438,445	1,368,308,216
Fidelity SAI International Momentum Index Fund	--	222,000,000	--	--	--	6,108,095	228,108,095
Fidelity SAI International Quality Index Fund	--	111,000,000	--	--	--	3,222,593	114,222,593
Fidelity SAI International Small Cap Index Fund	--	486,975,847	--	--	--	7,881,282	494,857,129
Fidelity SAI International Value Index Fund	3,180,979,210	901,000,002	--	--	--	261,930,595	4,343,909,807
Fidelity SAI Japan Stock Index Fund	--	244,490,738	--	--	--	656,173	245,146,911
	$12,983,305,878	$4,273,663,549	$98,196,962	$--	$50,899,070	$1,556,657,138	$18,766,328,673

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$194,071,538	$121,256,816	$72,814,722	$--
Consumer Discretionary	462,521,375	250,727,839	211,793,536	--
Consumer Staples	342,752,869	187,068,226	155,684,643	--
Energy	117,093,730	32,184,039	84,909,691	--
Financials	663,427,897	401,401,075	262,026,822	--
Health Care	464,986,718	231,922,473	233,064,245	--
Industrials	623,185,292	427,737,717	195,447,575	--
Information Technology	326,529,840	222,309,210	104,220,630	--
Materials	294,739,818	186,748,603	107,991,215	--
Real Estate	84,985,470	84,985,470	--	--
Utilities	106,265,566	46,612,481	59,653,085	--
Equity Funds	18,755,017,949	18,755,017,949	--	--
Other	11,310,724	11,310,724	--	--
Other Short-Term Investments	73,076,384	--	73,076,384	--
Money Market Funds	1,458,028,358	1,458,028,358	--	--
Total Investments in Securities:	$23,977,993,528	$22,417,310,980	$1,560,682,548	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,621,631)	$(4,621,631)	$--	$--
Total Liabilities	$(4,621,631)	$(4,621,631)	$--	$--
Total Derivative Instruments:	$(4,621,631)	$(4,621,631)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,621,631)
Total Equity Risk	0	(4,621,631)
Total Value of Derivatives	$0	$(4,621,631)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,527,379) — See accompanying schedule: Unaffiliated issuers (cost $4,726,096,239)	$5,201,233,105
Fidelity Central Funds (cost $10,431,750)	10,431,750
Other affiliated issuers (cost $14,664,294,490)	18,766,328,673
Total Investment in Securities (cost $19,400,822,479)		$23,977,993,528
Foreign currency held at value (cost $1,552,375)		1,553,463
Receivable for investments sold		1,718,289
Receivable for fund shares sold		33,356,024
Dividends receivable		11,410,614
Interest receivable		24,277
Distributions receivable from Fidelity Central Funds		10,119
Prepaid expenses		29,720
Other receivables		173,505
Total assets		24,026,269,539
Liabilities
Payable to custodian bank	$964
Payable for investments purchased
Regular delivery	7,893,402
Delayed delivery	902,176
Payable for fund shares redeemed	6,975,920
Accrued management fee	740,110
Payable for daily variation margin on futures contracts	809,802
Other payables and accrued expenses	1,079,263
Collateral on securities loaned	10,431,750
Total liabilities		28,833,387
Net Assets		$23,997,436,152
Net Assets consist of:
Paid in capital		$19,099,626,534
Total accumulated earnings (loss)		4,897,809,618
Net Assets		$23,997,436,152
Net Asset Value, offering price and redemption price per share ($23,997,436,152 ÷ 1,804,320,708 shares)		$13.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$41,363,992
Interest		202,613
Income from Fidelity Central Funds (including $218,232 from security lending)		218,232
Income before foreign taxes withheld		41,784,837
Less foreign taxes withheld		(3,539,817)
Total income		38,245,020
Expenses
Management fee	$27,917,572
Custodian fees and expenses	101,590
Independent trustees' fees and expenses	71,147
Registration fees	1,126,042
Audit	41,209
Legal	19,565
Miscellaneous	53,275
Total expenses before reductions	29,330,400
Expense reductions	(25,036,109)
Total expenses after reductions		4,294,291
Net investment income (loss)		33,950,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	146,458,839
Affiliated issuers	50,899,070
Foreign currency transactions	1,065,714
Futures contracts	108,109,258
Total net realized gain (loss)		306,532,881
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	152,236,172
Affiliated issuers	1,556,657,138
Assets and liabilities in foreign currencies	(31,000)
Futures contracts	3,514,939
Total change in net unrealized appreciation (depreciation)		1,712,377,249
Net gain (loss)		2,018,910,130
Net increase (decrease) in net assets resulting from operations		$2,052,860,859

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,950,729	$112,803,628
Net realized gain (loss)	306,532,881	318,571,285
Change in net unrealized appreciation (depreciation)	1,712,377,249	2,609,813,396
Net increase (decrease) in net assets resulting from operations	2,052,860,859	3,041,188,309
Distributions to shareholders	(320,270,581)	(176,688,495)
Share transactions
Proceeds from sales of shares	6,653,341,177	7,273,826,049
Reinvestment of distributions	314,612,839	170,192,601
Cost of shares redeemed	(1,153,348,103)	(2,634,283,129)
Net increase (decrease) in net assets resulting from share transactions	5,814,605,913	4,809,735,521
Total increase (decrease) in net assets	7,547,196,191	7,674,235,335
Net Assets
Beginning of period	16,450,239,961	8,776,004,626
End of period	$23,997,436,152	$16,450,239,961
Other Information
Shares
Sold	517,334,336	691,055,376
Issued in reinvestment of distributions	25,148,908	15,779,119
Redeemed	(90,552,879)	(246,537,198)
Net increase (decrease)	451,930,365	460,297,297

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$9.84	$9.66	$10.69	$8.94	$8.19
Income from Investment Operations
Net investment income (loss)B	.02	.10	.20	.16	.12	.14
Net realized and unrealized gain (loss)	1.35	2.37	.31	(.85)	1.85	.76
Total from investment operations	1.37	2.47	.51	(.69)	1.97	.90
Distributions from net investment income	(.01)	(.08)	(.19)	(.15)	(.11)	(.13)
Distributions from net realized gain	(.22)	(.07)	(.14)	(.20)	(.11)	(.02)
Total distributions	(.23)	(.15)	(.33)	(.34)C	(.22)	(.15)
Net asset value, end of period	$13.30	$12.16	$9.84	$9.66	$10.69	$8.94
Total ReturnD,E	11.36%	25.35%	5.10%	(6.41)%	22.01%	11.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.28%	.29%	.35%	.38%	.39%
Expenses net of fee waivers, if any	.05%H	.03%	.04%	.10%	.13%	.14%
Expenses net of all reductions	.04%H	.03%	.04%	.09%	.13%	.14%
Net investment income (loss)	.34%H	.93%	1.97%	1.65%	1.16%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$23,997,436	$16,450,240	$8,776,005	$6,342,369	$4,740,524	$3,593,237
Portfolio turnover rateI	15%H	6%	6%	9%	13%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity International Fund	$51,393

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,642,550,209
Gross unrealized depreciation	(88,842,898)
Net unrealized appreciation (depreciation)	$4,553,707,311
Tax cost	$19,419,664,586

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	6,436,940,078	1,383,193,578

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	28,416,160	430,170

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Fidelity Advisor Overseas Fund for investments and cash and exchanges of those investments and cash for shares of Fidelity Overseas Fund, which are afliated investment companies managed by FMR. The Fund redeemed 3,075,382 shares of Fidelity Advisor Overseas Fund in exchange for 1,544,949 shares of Fidelity Overseas Fund with a value of $ 98,196,961. The net realized gain of $50,899,070 on the Fund's redemptions of Fidelity Advisor Overseas Fund shares is included in "Net realized gain (loss) on Other affiliated issuers." in the accompanying Statement of Operations. The Fund recognized net gain on the exchanges for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity International Fund	122,112

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity International Fund	$16,208

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $24,719,820.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $316,102 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $187.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity International Fund
Fidelity International Discovery Fund	23%
Fidelity International Real Estate Fund	12%
Fidelity International Value Fund	35%
Fidelity Japan Fund	59%
Fidelity SAI International Index Fund	18%
Fidelity SAI International Low Volatility Index Fund	23%
Fidelity SAI International Momentum Index Fund	22%
Fidelity SAI International Quality Index Fund	19%
Fidelity SAI International Small Cap Index Fund	55%
Fidelity SAI International Value Index Fund	72%
Fidelity SAI Japan Stock Index Fund	16%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Strategic Advisers Fidelity International Fund	.05%
Actual		$1,000.00	$1,113.60	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SIL-SANN-1021
1.912841.111

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2021

(excluding cash equivalents)	% of fund's net assets
Fidelity Small Cap Index Fund	7.1
T. Rowe Price Institutional Small-Cap Stock Fund	2.4
Fidelity Advisor Small Cap Growth Fund - Class Z	1.8
Fidelity SAI Small-Mid Cap 500 Index Fund	1.2
Fidelity SAI Real Estate Index Fund	1.1
j2 Global, Inc.	1.0
ON Semiconductor Corp.	0.8
Vulcan Value Partners Small Cap Fund	0.7
PIMCO StocksPLUS Small Fund Institutional Class	0.7
Fidelity Small Cap Discovery Fund	0.7
17.5

Top Five Market Sectors as of August 31, 2021

(stocks only)	% of fund's net assets
Industrials	16.2
Information Technology	15.0
Consumer Discretionary	13.1
Financials	12.1
Health Care	10.7

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Common Stocks	81.9%
Mid-Cap Blend Funds	1.2%
Small Blend Funds	9.2%
Small Growth Funds	4.2%
Sector Funds	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.9%
	Shares	Value
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	100,588	$10,350,505
Liberty Latin America Ltd.:
Class A (a)	132,330	1,887,026
Class C (a)	224,400	3,229,116
Lumen Technologies, Inc.	463,300	5,698,590
		21,165,237
Entertainment - 0.1%
Sciplay Corp. (A Shares) (a)	7,486	140,063
World Wrestling Entertainment, Inc. Class A	136,855	7,131,514
		7,271,577
Interactive Media & Services - 0.6%
Alphabet, Inc. Class C (a)	3,240	9,425,938
CarGurus, Inc. Class A (a)	248,015	7,534,696
Cars.com, Inc. (a)	198,000	2,518,560
Facebook, Inc. Class A (a)	28,540	10,827,505
IAC (a)	55,267	7,298,007
Match Group, Inc. (a)	24,339	3,345,152
QuinStreet, Inc. (a)	417,976	7,485,950
Twitter, Inc. (a)	32,644	2,105,538
Yelp, Inc. (a)	113,708	4,378,895
ZipRecruiter, Inc. (a)	310,258	7,815,399
		62,735,640
Media - 0.7%
AMC Networks, Inc. Class A (a)	93,565	4,447,144
Audacy, Inc. Class A (a)	862,300	3,061,165
Criteo SA sponsored ADR (a)	217,628	8,167,579
Gray Television, Inc.	335,150	7,621,311
iHeartMedia, Inc. (a)	24,100	599,608
Interpublic Group of Companies, Inc.	22,000	819,060
Magnite, Inc. (a)	8,900	258,278
National CineMedia, Inc.	3	8
News Corp. Class A	27,900	626,913
Nexstar Broadcasting Group, Inc. Class A	88,440	13,243,890
Ocean Outdoor Ltd. (a)(b)	1,223,674	10,890,699
Sirius XM Holdings, Inc. (c)	382,440	2,397,899
TechTarget, Inc. (a)	6,800	575,144
Tegna, Inc.	370,718	6,569,123
ViacomCBS, Inc. Class B	144,600	5,993,670
		65,271,491

TOTAL COMMUNICATION SERVICES		156,443,945

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.9%
Adient PLC (a)	21,800	857,612
BorgWarner, Inc.	133,700	5,706,316
Cooper-Standard Holding, Inc. (a)	227,655	5,299,808
Dana, Inc.	396,509	9,222,799
Dorman Products, Inc. (a)	9,439	885,945
Fox Factory Holding Corp. (a)	35,752	5,494,010
Gentex Corp.	228,995	7,053,046
LCI Industries	108,515	15,372,235
Lear Corp.	94,336	15,088,100
Magna International, Inc. Class A	37,408	2,951,865
Standard Motor Products, Inc.	38,990	1,672,281
The Goodyear Tire & Rubber Co. (a)	953,842	15,108,857
		84,712,874
Automobiles - 0.3%
Fisker, Inc. (a)(c)	117,060	1,632,987
Harley-Davidson, Inc.	293,296	11,593,991
Thor Industries, Inc.	99,758	11,315,550
		24,542,528
Distributors - 1.1%
LKQ Corp. (a)	1,094,157	57,651,132
Pool Corp.	95,151	47,033,139
		104,684,271
Diversified Consumer Services - 1.7%
2U, Inc. (a)	982,220	36,371,607
Adtalem Global Education, Inc. (a)	87,900	3,252,300
American Public Education, Inc. (a)	6,146	161,640
Bright Horizons Family Solutions, Inc. (a)	96,037	13,998,353
Carriage Services, Inc.	5,406	249,919
Chegg, Inc. (a)	135,948	11,313,593
Frontdoor, Inc. (a)	937,877	40,910,195
Grand Canyon Education, Inc. (a)	127,030	11,323,454
H&R Block, Inc.	182,891	4,691,154
Houghton Mifflin Harcourt Co. (a)	470,513	6,337,810
Mister Car Wash, Inc.	244,437	4,690,746
Service Corp. International	70,596	4,430,605
Strategic Education, Inc.	37,342	2,923,132
Stride, Inc. (a)	396,451	13,574,482
Terminix Global Holdings, Inc. (a)	43,512	1,811,405
WW International, Inc. (a)	78,877	1,707,687
		157,748,082
Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment, Inc. (a)	7,100	721,573
Churchill Downs, Inc.	26,000	5,473,000
Dine Brands Global, Inc. (a)	109,730	9,076,866
Full House Resorts, Inc. (a)	925,058	7,936,998
Hilton Grand Vacations, Inc. (a)	115,340	5,039,205
International Game Technology PLC (a)	133,615	2,871,386
Kura Sushi U.S.A., Inc. Class A (a)	155,661	7,909,135
Marriott Vacations Worldwide Corp. (a)	28,140	4,208,337
Papa John's International, Inc.	79,867	10,185,439
Planet Fitness, Inc. (a)	237,970	19,346,961
Playa Hotels & Resorts NV (a)	1,138,364	8,321,441
Scientific Games Corp. Class A (a)	122,690	8,876,622
Travel+Leisure Co.	78,374	4,291,760
Vail Resorts, Inc. (a)	86,559	26,387,511
Wendy's Co.	462,330	10,642,837
Wingstop, Inc.	21,499	3,696,323
		134,985,394
Household Durables - 1.6%
Cavco Industries, Inc. (a)	2,820	720,510
Century Communities, Inc.	47,933	3,360,103
Ethan Allen Interiors, Inc.	7,242	173,953
Helen of Troy Ltd. (a)	12,551	3,002,074
Hooker Furniture Corp.	3,894	121,337
Installed Building Products, Inc.	81,862	10,165,623
iRobot Corp. (a)(c)	9,298	754,254
KB Home	190,179	8,183,402
La-Z-Boy, Inc.	138,410	4,845,734
LGI Homes, Inc. (a)	22,902	3,671,878
M.D.C. Holdings, Inc.	145,800	7,618,050
Meritage Homes Corp. (a)	24,962	2,784,261
Mohawk Industries, Inc. (a)	19,463	3,849,003
NVR, Inc. (a)	1,083	5,609,875
PulteGroup, Inc.	399,594	21,522,133
Purple Innovation, Inc. (a)	212,706	5,190,026
Skyline Champion Corp. (a)	173,073	10,855,139
Sonos, Inc. (a)	226,123	8,983,867
Taylor Morrison Home Corp. (a)	406,508	11,418,810
Tempur Sealy International, Inc.	399,500	17,857,650
Toll Brothers, Inc.	42,269	2,707,752
TopBuild Corp. (a)	40,877	8,943,479
Whirlpool Corp.	45,800	10,146,074
		152,484,987
Internet & Direct Marketing Retail - 0.8%
1stDibs.com, Inc. (c)	123,318	2,011,317
Amazon.com, Inc. (a)	3,138	10,891,339
CarParts.com, Inc. (a)	358,848	6,197,305
Etsy, Inc. (a)	81,960	17,724,670
Overstock.com, Inc. (a)	122,917	8,868,462
PetMed Express, Inc. (c)	6,690	184,243
Porch Group, Inc. Class A (a)	618,820	12,376,400
Qurate Retail, Inc. Series A	387,606	4,275,294
Revolve Group, Inc. (a)	10,925	627,751
Shutterstock, Inc.	91,811	10,582,136
The RealReal, Inc. (a)	21,000	261,240
Waitr Holdings, Inc. (a)(c)	2,530,670	3,315,178
		77,315,335
Leisure Products - 0.7%
Brunswick Corp.	306,850	29,724,560
Callaway Golf Co. (a)	487,872	13,689,688
Hasbro, Inc.	23,766	2,336,435
Latham Group, Inc. (a)	166,204	3,651,502
Malibu Boats, Inc. Class A (a)	42,201	3,021,592
Polaris, Inc.	56,459	6,761,530
Smith & Wesson Brands, Inc.	17,545	423,361
Sturm, Ruger & Co., Inc.	48,277	3,774,779
YETI Holdings, Inc. (a)	24,738	2,457,473
		65,840,920
Multiline Retail - 0.1%
Franchise Group, Inc.	87,068	3,023,872
Kohl's Corp.	87,200	5,005,280
Ollie's Bargain Outlet Holdings, Inc. (a)	29,700	2,149,686
		10,178,838
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	98,039	4,340,187
Advance Auto Parts, Inc.	73,985	15,007,857
America's Car Mart, Inc. (a)	40,662	5,258,816
AutoNation, Inc. (a)	18,179	1,983,147
Barnes & Noble Education, Inc. (a)	108,622	886,356
Caleres, Inc.	214,803	5,282,006
Destination XL Group, Inc. (a)(c)	512,470	3,069,695
Five Below, Inc. (a)	38,159	8,120,617
Floor & Decor Holdings, Inc. Class A (a)	77,730	9,584,109
Foot Locker, Inc.	273,051	15,479,261
Genesco, Inc. (a)	163,145	10,119,884
Group 1 Automotive, Inc.	49,407	8,173,894
Haverty Furniture Companies, Inc.	109,807	3,912,423
Lithia Motors, Inc. Class A (sub. vtg.)	29,493	9,771,031
MarineMax, Inc. (a)	7,304	355,120
Murphy U.S.A., Inc.	47,956	7,446,608
National Vision Holdings, Inc. (a)	128,996	7,737,180
Penske Automotive Group, Inc.	90,200	8,111,686
Rent-A-Center, Inc.	145,012	9,147,357
Sally Beauty Holdings, Inc. (a)	2,308,530	42,915,573
Sleep Number Corp. (a)	25,432	2,352,714
Sonic Automotive, Inc. Class A (sub. vtg.)	77,500	3,916,850
The Aaron's Co., Inc.	128,600	3,410,472
The Buckle, Inc.	9,447	365,882
The Children's Place Retail Stores, Inc. (a)	27,003	2,344,941
The ODP Corp. (a)	99,500	4,693,415
TravelCenters of America LLC (a)	276,777	11,616,331
Vroom, Inc. (a)	642,920	17,268,831
Williams-Sonoma, Inc.	71,339	13,318,991
Winmark Corp.	994	208,372
Zumiez, Inc. (a)	83,142	3,341,477
		239,541,083
Textiles, Apparel & Luxury Goods - 2.0%
Canada Goose Holdings, Inc. (a)	184,920	7,095,380
Capri Holdings Ltd. (a)	263,170	14,871,737
Carter's, Inc.	204,442	20,930,772
Columbia Sportswear Co.	9,900	1,009,899
Crocs, Inc. (a)	86,225	12,314,655
Deckers Outdoor Corp. (a)	3,000	1,255,350
Hanesbrands, Inc.	1,324,069	24,733,609
Kontoor Brands, Inc.	131,770	7,110,309
Lakeland Industries, Inc. (a)	2,618	62,492
Levi Strauss & Co. Class A	40,600	1,064,126
Ralph Lauren Corp.	83,631	9,712,068
Rocky Brands, Inc.	61,511	3,055,866
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,196,627	60,345,900
Steven Madden Ltd.	254,435	10,296,984
Tapestry, Inc.	196,280	7,914,010
Under Armour, Inc. Class C (non-vtg.) (a)	426,482	8,555,229
Wolverine World Wide, Inc.	116,520	4,178,407
		194,506,793

TOTAL CONSUMER DISCRETIONARY		1,246,541,105

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Molson Coors Beverage Co. Class B	255,526	12,145,151
National Beverage Corp.	7,693	358,109
		12,503,260
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	390,138	22,105,219
Casey's General Stores, Inc.	73,987	15,134,781
Ingles Markets, Inc. Class A	86,395	5,865,357
Performance Food Group Co. (a)	356,251	17,890,925
PriceSmart, Inc.	7,704	651,835
SpartanNash Co.	128,500	2,762,750
Sprouts Farmers Market LLC (a)	124,700	3,105,030
U.S. Foods Holding Corp. (a)	22,300	758,200
Weis Markets, Inc.	82,922	4,722,408
		72,996,505
Food Products - 1.4%
Flowers Foods, Inc.	64,978	1,567,919
Fresh Del Monte Produce, Inc.	181,414	5,964,892
Freshpet, Inc. (a)	71,338	9,141,251
Hostess Brands, Inc. Class A (a)	421,947	6,734,274
Ingredion, Inc.	108,145	9,501,620
J&J Snack Foods Corp.	4,943	809,466
John B. Sanfilippo & Son, Inc.	2,928	248,851
Lamb Weston Holdings, Inc.	194,246	12,655,127
Lancaster Colony Corp.	6,457	1,144,439
Nomad Foods Ltd. (a)	1,675,911	44,227,291
Oatly Group AB ADR (a)(c)	210,557	3,836,349
Pilgrim's Pride Corp. (a)	238,600	6,642,624
SunOpta, Inc. (a)	1,129,211	10,648,460
The Hain Celestial Group, Inc. (a)	276,998	10,362,495
The J.M. Smucker Co.	70,000	8,656,900
Tootsie Roll Industries, Inc.	5,882	186,165
		132,328,123
Household Products - 0.5%
Energizer Holdings, Inc.	146,018	5,744,348
Reynolds Consumer Products, Inc.	353,340	9,992,455
Spectrum Brands Holdings, Inc.	438,942	34,263,813
WD-40 Co.	4,511	1,080,971
		51,081,587
Personal Products - 0.4%
elf Beauty, Inc. (a)	453,853	14,046,750
Herbalife Nutrition Ltd. (a)	38,106	1,956,362
MediFast, Inc.	47,875	10,910,713
Nu Skin Enterprises, Inc. Class A	166,524	8,429,445
The Honest Co., Inc.	13,488	130,442
USANA Health Sciences, Inc. (a)	3,917	380,067
		35,853,779
Tobacco - 0.1%
Universal Corp.	81,079	4,102,597
Vector Group Ltd.	42,292	635,226
		4,737,823

TOTAL CONSUMER STAPLES		309,501,077

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Cactus, Inc.	66,450	2,492,540
Championx Corp. (a)	271,844	6,342,121
Dril-Quip, Inc. (a)	162,323	3,944,449
Helmerich & Payne, Inc.	164,322	4,423,548
Nextier Oilfield Solutions, Inc.(a)	364,513	1,312,247
		18,514,905
Oil, Gas & Consumable Fuels - 1.8%
APA Corp.	28,700	559,076
ARC Resources Ltd.	1,202,072	8,594,815
Baytex Energy Corp. (a)	3,963,069	6,816,479
Cenovus Energy, Inc.	539,275	4,465,197
Cimarex Energy Co.	120,808	7,758,290
CNX Resources Corp. (a)	258,150	2,932,584
Delek U.S. Holdings, Inc.	198,518	3,396,643
Devon Energy Corp.	184,000	5,437,200
Diamondback Energy, Inc.	146,274	11,283,576
Enerplus Corp. (c)	483,619	2,863,024
Enviva Partners LP	320,627	17,326,683
Green Plains, Inc. (a)	436,670	15,327,117
HollyFrontier Corp.	629,018	20,336,152
Kosmos Energy Ltd. (a)	955,592	2,255,197
Laredo Petroleum, Inc. (a)	99,282	5,364,206
Magnolia Oil & Gas Corp. Class A	46,500	729,120
Matador Resources Co.	126,717	3,643,114
National Energy Services Reunited Corp. (a)	170,186	1,931,611
Northern Oil & Gas, Inc.	418,353	6,944,660
PDC Energy, Inc.	163,476	6,825,123
Range Resources Corp. (a)	39,600	578,952
Renewable Energy Group, Inc. (a)	5,900	285,678
Rex American Resources Corp. (a)	32,538	2,757,921
SandRidge Energy, Inc. (a)	954,652	8,496,403
Southwestern Energy Co. (a)	601,500	2,736,825
Viper Energy Partners LP	181,522	3,361,787
Whiting Petroleum Corp. (a)	48,748	2,288,719
World Fuel Services Corp.	409,967	13,266,532
		168,562,684

TOTAL ENERGY		187,077,589

FINANCIALS - 12.1%
Banks - 4.0%
Ameris Bancorp	44,298	2,181,234
Associated Banc-Corp.	61,100	1,259,882
Bank OZK	321,797	13,653,847
BankUnited, Inc.	373,702	15,706,695
Cathay General Bancorp	102,900	4,093,362
Citizens Financial Group, Inc.	216,200	9,467,398
Comerica, Inc.	164,305	12,143,783
Commerce Bancshares, Inc.	115,194	8,146,520
Cullen/Frost Bankers, Inc.	81,505	9,309,501
East West Bancorp, Inc.	64,052	4,697,574
Fifth Third Bancorp	236,800	9,202,048
First Citizens Bancshares, Inc.	20,014	17,966,568
First Hawaiian, Inc.	464,271	12,957,804
First Horizon National Corp.	1,426,238	23,376,041
First Merchants Corp.	69,634	2,865,439
Fulton Financial Corp.	239,600	3,797,660
Hancock Whitney Corp.	82,900	3,810,084
Hanmi Financial Corp.	108,800	2,097,664
Hilltop Holdings, Inc.	21,414	716,727
Hope Bancorp, Inc.	340,100	4,689,979
Huntington Bancshares, Inc.	277,518	4,309,855
Investors Bancorp, Inc.	267,445	3,827,138
KeyCorp	420,100	8,536,432
Midland States Bancorp, Inc.	91,357	2,311,332
PacWest Bancorp	284,897	12,122,367
Peoples Bancorp, Inc.	40,051	1,251,193
Pinnacle Financial Partners, Inc.	55,510	5,380,029
Preferred Bank, Los Angeles	36,949	2,360,672
Regions Financial Corp.	392,500	8,018,775
ServisFirst Bancshares, Inc.	175,566	12,890,056
Signature Bank	85,560	22,188,275
South State Corp.	31,914	2,188,662
SVB Financial Group (a)	34,604	19,360,938
Synovus Financial Corp.	366,406	15,792,099
Texas Capital Bancshares, Inc. (a)	161,109	10,953,801
Umpqua Holdings Corp.	826,082	16,083,817
Valley National Bancorp	312,678	4,077,321
Webster Financial Corp.	257,762	13,022,136
Western Alliance Bancorp.	246,356	24,034,491
Wintrust Financial Corp.	166,360	12,450,382
Zions Bancorp NA	338,165	19,579,754
		382,879,335
Capital Markets - 2.7%
Ares Management Corp.	95,850	7,397,703
Artisan Partners Asset Management, Inc.	116,278	6,041,805
B. Riley Financial, Inc.	169,024	11,077,833
Cohen & Steers, Inc.	7,796	683,787
Diamond Hill Investment Group, Inc.	951	174,062
Donnelley Financial Solutions, Inc. (a)	115,106	3,838,785
Evercore, Inc. Class A	77,340	10,799,758
FactSet Research Systems, Inc.	50,986	19,385,897
Federated Hermes, Inc.	31,015	1,049,237
Focus Financial Partners, Inc. Class A (a)	337,269	17,497,516
FS KKR Capital Corp.	161,834	3,736,747
Greenhill & Co., Inc.	4,793	70,649
Hamilton Lane, Inc. Class A	10,328	888,931
Houlihan Lokey	17,004	1,533,761
Jefferies Financial Group, Inc.	106,500	3,936,240
Lazard Ltd. Class A	322,532	15,288,017
LPL Financial	323,156	47,778,615
Moelis & Co. Class A	317,377	19,661,505
Morningstar, Inc.	53,434	14,319,778
Newtek Business Services Corp.	41,100	1,192,722
Oaktree Specialty Lending Corp.	926,370	6,790,292
Open Lending Corp. (a)	64,708	2,392,255
PJT Partners, Inc.	7,874	621,889
Prospect Capital Corp.	53,000	420,820
SEI Investments Co.	39,296	2,468,182
Sprott, Inc. (a)	8,515	285,934
StepStone Group, Inc. Class A	227,052	10,868,979
Stifel Financial Corp.	165,220	11,416,702
Victory Capital Holdings, Inc.	686,863	24,060,811
WisdomTree Investments, Inc.	1,547,256	9,763,185
		255,442,397
Consumer Finance - 1.1%
Ally Financial, Inc.	188,915	9,993,604
Encore Capital Group, Inc. (a)	92,297	4,541,935
Enova International, Inc. (a)	219,821	7,249,697
First Cash Financial Services, Inc.	13,100	1,122,539
Navient Corp.	1,100,242	25,536,617
OneMain Holdings, Inc.	219,729	12,706,928
PRA Group, Inc. (a)	73,957	3,106,194
PROG Holdings, Inc.	243,247	11,510,448
Regional Management Corp.	95,000	5,645,850
SLM Corp.	746,506	13,996,988
Synchrony Financial	201,825	10,040,794
		105,451,594
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	1,535	74,463
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,291,442
Cannae Holdings, Inc. (a)	242,566	7,742,707
ECN Capital Corp.	814,147	6,619,015
Voya Financial, Inc.	235,190	15,282,646
		31,010,273
Insurance - 3.1%
Alleghany Corp. (a)	7,710	5,217,280
American Equity Investment Life Holding Co.	168,717	5,346,642
American Financial Group, Inc.	144,181	19,888,327
Amerisafe, Inc.	6,373	366,766
Assurant, Inc.	31,530	5,363,568
Assured Guaranty Ltd.	217,812	10,860,106
Axis Capital Holdings Ltd.	276,297	14,138,117
BRP Group, Inc. (a)	280,380	10,556,307
CNA Financial Corp.	224,225	9,944,379
CNO Financial Group, Inc.	339,200	8,296,832
Crawford & Co. Class B	124,426	1,175,826
Employers Holdings, Inc.	62,037	2,554,063
Enstar Group Ltd. (a)	4,358	1,005,260
Erie Indemnity Co. Class A	8,234	1,458,159
Everest Re Group Ltd.	68,806	18,226,709
Fidelity National Financial, Inc.	235,126	11,481,203
First American Financial Corp.	197,546	13,932,919
Genworth Financial, Inc. Class A (a)	734,306	2,753,648
Globe Life, Inc.	27,514	2,643,270
GoHealth, Inc. (a)	190,523	925,942
Goosehead Insurance	25,778	3,783,695
Hanover Insurance Group, Inc.	110,930	15,675,518
HCI Group, Inc.	45,264	5,054,178
Heritage Insurance Holdings, Inc.	127,900	895,300
Kinsale Capital Group, Inc.	124,459	22,632,869
Lincoln National Corp.	138,400	9,501,160
Old Republic International Corp.	461,114	11,988,964
Primerica, Inc.	12,982	1,985,467
ProAssurance Corp.	183,795	4,686,773
Reinsurance Group of America, Inc.	58,786	6,808,595
RenaissanceRe Holdings Ltd.	32,074	5,026,958
RLI Corp.	140,481	15,344,740
Ryan Specialty Group Holdings, Inc. (c)	266,367	8,766,138
Selective Insurance Group, Inc.	67,378	5,630,779
Stewart Information Services Corp.	74,182	4,669,757
Trean Insurance Group, Inc. (a)	3,524	35,980
Universal Insurance Holdings, Inc.	101,536	1,445,873
Unum Group	241,300	6,423,406
White Mountains Insurance Group Ltd.	12,315	13,802,775
		290,294,248
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	204,741	3,339,326
Annaly Capital Management, Inc.	512,600	4,454,494
Ares Commercial Real Estate Corp.	103,272	1,629,632
Blackstone Mortgage Trust, Inc.	80,753	2,649,506
Chimera Investment Corp.	176,100	2,697,852
MFA Financial, Inc.	419,200	2,012,160
New Residential Investment Corp.	113,200	1,236,144
Redwood Trust, Inc.	219,495	2,737,103
Starwood Property Trust, Inc.	189,807	4,897,021
		25,653,238
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc. (a)	139,813	6,778,134
Essent Group Ltd.	173,981	8,191,025
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	68,098	6,666,794
HomeStreet, Inc.	66,800	2,728,780
Merchants Bancorp	5,310	194,718
MGIC Investment Corp.	589,386	8,999,924
Mr. Cooper Group, Inc. (a)	114,109	4,436,558
NMI Holdings, Inc. (a)	107,224	2,420,046
PennyMac Financial Services, Inc.	76,006	5,058,199
Radian Group, Inc.	196,700	4,648,021
Walker & Dunlop, Inc.	62,126	6,899,092
		57,021,291

TOTAL FINANCIALS		1,147,752,376

HEALTH CARE - 10.7%
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (a)	140,063	2,452,503
Adagio Theraputics, Inc.	220,346	7,456,509
ADC Therapeutics SA (a)(c)	71,876	2,096,623
Agios Pharmaceuticals, Inc. (a)	123,626	5,523,610
Albireo Pharma, Inc. (a)	55,935	1,708,814
Allakos, Inc. (a)	40,691	3,628,010
Allogene Therapeutics, Inc. (a)	81,760	1,949,976
Applied Genetic Technologies Corp. (a)(c)	859,379	3,050,795
Arena Pharmaceuticals, Inc. (a)	52,783	2,793,276
Arrowhead Pharmaceuticals, Inc. (a)	36,230	2,431,758
Ascendis Pharma A/S sponsored ADR (a)	40,023	6,272,805
BeyondSpring, Inc. (a)(c)	17,280	541,037
Biohaven Pharmaceutical Holding Co. Ltd. (a)	83,634	10,976,126
BioMarin Pharmaceutical, Inc. (a)	46,540	3,919,133
Blueprint Medicines Corp. (a)	42,272	3,942,709
C4 Therapeutics, Inc.	120,631	4,840,922
CareDx, Inc. (a)	45,805	3,356,590
Catalyst Pharmaceutical Partners, Inc. (a)	659,800	3,635,498
Celldex Therapeutics, Inc. (a)	2,700	142,155
Coherus BioSciences, Inc. (a)	112,370	1,795,673
Deciphera Pharmaceuticals, Inc. (a)	128,834	4,058,271
Dyadic International, Inc. (a)(c)	349,994	2,211,962
Emergent BioSolutions, Inc. (a)	77,405	4,882,707
Erasca, Inc.	66,340	1,586,189
Exact Sciences Corp. (a)	36,841	3,845,464
Fate Therapeutics, Inc. (a)	54,492	3,991,539
Forte Biosciences, Inc. (a)(c)	80,953	2,381,637
Global Blood Therapeutics, Inc. (a)	72,940	2,092,649
Halozyme Therapeutics, Inc. (a)	137,810	5,786,642
Heron Therapeutics, Inc. (a)	536,801	6,264,468
Horizon Therapeutics PLC (a)	68,180	7,369,576
ImmunoGen, Inc. (a)	103,600	626,780
Insmed, Inc. (a)	63,209	1,772,380
Instil Bio, Inc. (a)(c)	107,899	2,033,896
Intellia Therapeutics, Inc. (a)	25,100	4,029,303
Iovance Biotherapeutics, Inc. (a)	178,587	4,298,589
Ironwood Pharmaceuticals, Inc. Class A (a)	563,500	7,381,850
Karyopharm Therapeutics, Inc. (a)(c)	133,553	774,607
Kodiak Sciences, Inc. (a)	85,376	8,040,712
Krystal Biotech, Inc. (a)	6,400	370,816
Legend Biotech Corp. ADR (a)	57,177	2,189,307
Ligand Pharmaceuticals, Inc. Class B (a)	55,236	7,307,723
Natera, Inc. (a)	10,200	1,207,986
Neurocrine Biosciences, Inc. (a)	53,589	5,101,673
Precision BioSciences, Inc. (a)	114,053	1,433,646
PTC Therapeutics, Inc. (a)	14,400	628,560
Puma Biotechnology, Inc. (a)	43,560	329,749
Recro Pharma, Inc. (a)	880,651	2,139,982
Repligen Corp. (a)	39,805	11,264,019
Springworks Therapeutics, Inc. (a)	69,614	5,228,011
Turning Point Therapeutics, Inc. (a)	37,990	2,925,990
Twist Bioscience Corp. (a)	25,710	2,910,629
Ultragenyx Pharmaceutical, Inc. (a)	32,858	3,163,897
United Therapeutics Corp. (a)	46,200	9,927,456
Veracyte, Inc. (a)	244,386	11,757,410
Viking Therapeutics, Inc. (a)(c)	725,099	4,792,904
Vir Biotechnology, Inc. (a)	50,356	2,595,348
		221,218,849
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	18,047	6,568,386
Atricure, Inc. (a)	79,980	5,888,128
Atrion Corp.	464	322,044
AxoGen, Inc. (a)	827,265	14,113,141
Axonics Modulation Technologies, Inc. (a)	17,200	1,289,656
Butterfly Network, Inc. Class A (a)(c)	34,100	421,476
Envista Holdings Corp. (a)	341,564	14,615,524
Globus Medical, Inc. (a)	25,370	2,070,192
Haemonetics Corp. (a)	76,493	4,799,936
Hill-Rom Holdings, Inc.	58,393	8,500,853
Hologic, Inc. (a)	215,758	17,077,246
ICU Medical, Inc. (a)	44,990	8,968,757
Inari Medical, Inc. (a)	67,363	5,514,335
Insulet Corp. (a)	16,585	4,939,179
Integra LifeSciences Holdings Corp. (a)	206,811	15,558,392
Merit Medical Systems, Inc. (a)	342,453	24,577,852
Neogen Corp. (a)	35,148	1,538,779
Nevro Corp. (a)	36,263	4,424,086
Ortho Clinical Diagnostics Holdings PLC	667,224	13,638,059
Quidel Corp. (a)	93,050	11,998,798
Semler Scientific, Inc. (a)	31,981	3,389,986
Silk Road Medical, Inc. (a)	82,043	4,863,509
STERIS PLC	226,141	48,622,576
Talis Biomedical Corp.	295,110	2,378,587
Tandem Diabetes Care, Inc. (a)	41,090	4,609,065
Teleflex, Inc.	26,701	10,559,177
The Cooper Companies, Inc.	12,664	5,707,791
TransMedics Group, Inc. (a)	66,132	2,161,194
ViewRay, Inc. (a)	176,600	1,066,664
West Pharmaceutical Services, Inc.	55,591	25,106,007
		275,289,375
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	85,626	5,661,591
Alignment Healthcare, Inc. (a)(c)	124,283	2,196,081
Amedisys, Inc. (a)	20,850	3,824,933
AMN Healthcare Services, Inc. (a)	85,778	9,737,519
Cano Health, Inc. (a)(c)	1,636,810	19,592,616
Castle Biosciences, Inc. (a)	57,130	4,383,585
Chemed Corp.	29,761	14,187,069
Corvel Corp. (a)	3,006	495,419
DaVita HealthCare Partners, Inc. (a)	97,664	12,771,521
dentalcorp Holdings Ltd. (a)	1,043,268	13,180,907
Encompass Health Corp.	230,598	18,090,413
Guardant Health, Inc. (a)	43,559	5,543,754
HealthEquity, Inc. (a)	197,191	12,653,746
Henry Schein, Inc. (a)	182,301	13,780,133
LHC Group, Inc. (a)	14,500	2,708,020
MEDNAX, Inc. (a)	751,191	24,120,743
Molina Healthcare, Inc. (a)	107,659	28,935,509
National Healthcare Corp.	4,063	300,053
National Research Corp. Class A	4,456	240,624
Owens & Minor, Inc.	48,800	1,819,264
Patterson Companies, Inc.	75,035	2,299,072
PetIQ, Inc. Class A (a)	113,797	2,953,032
Premier, Inc.	452,564	16,826,330
Progyny, Inc. (a)	17,800	994,486
Quest Diagnostics, Inc.	37,500	5,731,125
R1 RCM, Inc. (a)	222,887	4,395,332
Select Medical Holdings Corp.	93,621	3,236,478
U.S. Physical Therapy, Inc.	4,232	496,837
Universal Health Services, Inc. Class B	109,375	17,036,250
		248,192,442
Health Care Technology - 0.5%
Certara, Inc.	237,582	7,975,628
Change Healthcare, Inc. (a)	489,532	10,686,484
iCAD, Inc. (a)	254,474	3,068,956
Inovalon Holdings, Inc. Class A (a)	307,765	12,572,200
Omnicell, Inc. (a)	90,762	14,092,616
Phreesia, Inc. (a)	14,300	1,023,165
		49,419,049
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	42,089	7,404,297
Avantor, Inc. (a)	335,365	13,226,796
Bio-Rad Laboratories, Inc. Class A (a)	9,737	7,836,532
Bruker Corp.	48,603	4,292,131
Charles River Laboratories International, Inc. (a)	13,260	5,885,584
Harvard Bioscience, Inc. (a)	1,175,499	9,709,622
ICON PLC (a)	61,320	15,683,816
Inotiv, Inc. (a)	289,360	7,532,041
Medpace Holdings, Inc. (a)	23,498	4,284,860
PPD, Inc. (a)	88,290	4,088,710
Sotera Health Co.	945,218	23,120,032
Syneos Health, Inc. (a)	470,138	43,619,404
		146,683,825
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc. (a)	140,005	2,087,475
Arvinas Holding Co. LLC (a)	49,480	4,265,671
Catalent, Inc. (a)	144,054	18,790,404
Innoviva, Inc. (a)	267,362	4,079,944
Jazz Pharmaceuticals PLC (a)	113,444	14,941,709
Lannett Co., Inc. (a)(c)	177,600	625,152
Pacira Biosciences, Inc. (a)	42,785	2,536,723
Prestige Brands Holdings, Inc. (a)	74,492	4,275,096
Reata Pharmaceuticals, Inc. (a)	31,289	3,332,591
Revance Therapeutics, Inc. (a)	466,331	12,488,344
Supernus Pharmaceuticals, Inc. (a)	121,510	3,345,170
Zogenix, Inc. (a)	67,300	996,713
		71,764,992

TOTAL HEALTH CARE		1,012,568,532

INDUSTRIALS - 16.2%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	51,838	9,427,777
BWX Technologies, Inc.	81,680	4,690,882
Curtiss-Wright Corp.	62,006	7,551,091
HEICO Corp. Class A	10,300	1,176,672
Howmet Aerospace, Inc.	229,658	7,291,642
Huntington Ingalls Industries, Inc.	95,151	19,426,980
Moog, Inc. Class A	52,400	4,162,656
Spirit AeroSystems Holdings, Inc. Class A	253,650	9,953,226
Textron, Inc.	83,010	6,032,337
		69,713,263
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	363,465	9,955,306
Atlas Air Worldwide Holdings, Inc. (a)	91,000	6,658,470
C.H. Robinson Worldwide, Inc.	235,816	21,237,589
Forward Air Corp.	117,318	10,343,928
GXO Logistics, Inc. (a)	93,416	7,640,495
Hub Group, Inc. Class A (a)	35,879	2,518,706
		58,354,494
Airlines - 0.3%
Alaska Air Group, Inc. (a)	195,804	11,227,401
JetBlue Airways Corp. (a)	247,500	3,744,675
SkyWest, Inc. (a)	280,309	13,076,415
		28,048,491
Building Products - 1.5%
A.O. Smith Corp.	44,681	3,249,202
Advanced Drain Systems, Inc.	38,000	4,337,700
Allegion PLC	5,527	795,833
Apogee Enterprises, Inc.	76,492	3,287,626
Armstrong World Industries, Inc.	185,302	19,258,437
Builders FirstSource, Inc. (a)	164,584	8,770,681
Caesarstone Sdot-Yam Ltd.	170,213	2,212,769
Carlisle Companies, Inc.	13,030	2,745,942
Fortune Brands Home & Security, Inc.	163,885	15,957,482
Lennox International, Inc.	34,394	11,528,181
Masonite International Corp. (a)	212,649	25,449,832
Owens Corning	122,268	11,682,707
Simpson Manufacturing Co. Ltd.	14,301	1,618,158
Tecnoglass, Inc.	651,158	14,885,472
Trex Co., Inc. (a)	97,362	10,686,453
		136,466,475
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	422,288	20,911,702
ACCO Brands Corp.	423,170	3,965,103
ACV Auctions, Inc. Class A (a)	297,606	6,074,138
ADT, Inc.	762,380	6,525,973
Charah Solutions, Inc. (a)(c)	1,346,761	6,222,036
Cimpress PLC (a)	102,506	9,736,020
Clean Harbors, Inc. (a)	166,059	17,040,975
Copart, Inc. (a)	32,691	4,717,965
CoreCivic, Inc. (a)	494,732	4,808,795
Deluxe Corp.	73,600	2,822,560
Driven Brands Holdings, Inc.	639,014	19,093,738
Harsco Corp. (a)	517,395	9,437,285
Healthcare Services Group, Inc.	239,892	6,275,575
Herman Miller, Inc.	346,689	14,571,339
HNI Corp.	14,195	537,849
IAA, Inc. (a)	359,834	19,114,382
KAR Auction Services, Inc. (a)	579,690	9,802,558
Marlowe PLC (a)	1,664,226	18,418,892
MSA Safety, Inc.	106,110	17,278,952
Ritchie Bros. Auctioneers, Inc.	500,172	31,305,765
Rollins, Inc.	73,054	2,843,262
Stericycle, Inc. (a)	145,279	10,111,418
The Brink's Co.	216,077	16,888,578
UniFirst Corp.	32,424	7,427,366
Viad Corp. (a)	34,832	1,504,394
Waste Connections, Inc. (United States)	153,714	19,861,386
		287,298,006
Construction & Engineering - 0.5%
AECOM (a)	175,583	11,511,221
Argan, Inc.	86,151	3,988,791
Comfort Systems U.S.A., Inc.	63,231	4,804,291
EMCOR Group, Inc.	39,956	4,854,654
MasTec, Inc. (a)	61,800	5,650,992
MYR Group, Inc. (a)	5,527	574,863
Willscot Mobile Mini Holdings (a)	598,733	17,722,497
		49,107,309
Electrical Equipment - 1.6%
Acuity Brands, Inc.	43,087	7,950,844
AMETEK, Inc.	38,622	5,251,433
Atkore, Inc. (a)	165,288	15,333,768
Babcock & Wilcox Enterprises, Inc. (a)	914,925	6,678,953
EnerSys	29,732	2,515,030
Generac Holdings, Inc. (a)	89,907	39,287,561
GrafTech International Ltd.	626,722	6,937,813
Hubbell, Inc. Class B	17,913	3,692,048
nVent Electric PLC	55,498	1,906,911
Plug Power, Inc. (a)	6,000	156,360
Regal Beloit Corp.	88,438	13,214,406
Sensata Technologies, Inc. PLC (a)	568,411	33,638,563
Shoals Technologies Group, Inc.	114,109	3,716,530
Vertiv Holdings Co.	246,350	6,939,680
		147,219,900
Machinery - 3.5%
AGCO Corp.	77,000	10,596,740
Allison Transmission Holdings, Inc.	259,860	9,609,623
Altra Industrial Motion Corp.	39,145	2,292,331
Barnes Group, Inc.	15,366	732,497
Chart Industries, Inc. (a)	57,240	10,782,871
Colfax Corp. (a)	62,100	2,991,357
Commercial Vehicle Group, Inc. (a)	416,966	4,382,313
Crane Co.	145,111	14,767,946
Donaldson Co., Inc.	41,605	2,818,739
Douglas Dynamics, Inc.	122,364	4,862,745
Energy Recovery, Inc. (a)	197,412	4,033,127
Evoqua Water Technologies Corp. (a)	120,760	4,699,979
Flowserve Corp.	37,900	1,473,173
Franklin Electric Co., Inc.	12,649	1,074,912
Gorman-Rupp Co.	6,199	217,399
Graco, Inc.	55,673	4,365,877
Hillenbrand, Inc.	126,444	5,869,530
Hillman Solutions Corp. Class A (a)(c)	500,203	6,142,493
IDEX Corp.	62,620	14,026,880
Ingersoll Rand, Inc. (a)	112,112	5,944,178
ITT, Inc.	90,581	8,665,884
John Bean Technologies Corp.	57,623	8,406,619
Lincoln Electric Holdings, Inc.	148,922	20,791,000
Meritor, Inc. (a)	178,422	4,232,170
Middleby Corp. (a)	164,061	30,013,319
Nordson Corp.	78,042	18,620,821
Omega Flex, Inc.	969	147,288
Oshkosh Corp.	174,891	20,039,011
RBC Bearings, Inc. (a)	56,631	13,111,209
Snap-On, Inc.	99,503	22,383,200
Tennant Co.	190,947	14,126,259
Terex Corp.	51,621	2,635,252
Timken Co.	182,130	13,393,840
Toro Co.	236,597	26,011,474
TriMas Corp. (a)	16,999	545,838
Wabash National Corp.	159,704	2,481,800
Woodward, Inc.	148,739	17,988,495
		335,278,189
Marine - 0.6%
Genco Shipping & Trading Ltd.	8,500	165,665
Kirby Corp. (a)	205,944	11,036,539
Matson, Inc.	537,403	42,546,196
		53,748,400
Professional Services - 1.9%
Acacia Research Corp. (a)	1,781,123	10,847,039
Alight, Inc. Class A (a)(c)	2,136,389	23,478,915
ASGN, Inc. (a)	103,224	11,580,701
Barrett Business Services, Inc.	2,525	195,688
Booz Allen Hamilton Holding Corp. Class A	73,137	5,990,652
CACI International, Inc. Class A (a)	15,880	4,089,735
CoStar Group, Inc. (a)	82,563	6,996,389
Dun & Bradstreet Holdings, Inc. (a)	622,929	11,418,289
Exponent, Inc.	17,091	1,997,938
FTI Consulting, Inc. (a)	31,948	4,463,455
Jacobs Engineering Group, Inc.	39,610	5,345,766
Kforce, Inc.	6,408	374,355
Korn Ferry	186,345	13,172,728
LegalZoom.com, Inc.	46,500	1,591,695
Manpower, Inc.	78,245	9,500,508
Nielsen Holdings PLC	94,595	2,030,009
Robert Half International, Inc.	167,502	17,319,707
Science Applications Internati	88,216	7,430,434
TransUnion Holding Co., Inc.	128,270	15,588,653
TriNet Group, Inc. (a)	324,672	29,895,798
		183,308,454
Road & Rail - 0.9%
ArcBest Corp.	43,500	2,902,755
Daseke, Inc. (a)	942,330	8,905,019
Heartland Express, Inc.	219,837	3,688,865
HyreCar, Inc. (a)	126,426	1,421,028
Knight-Swift Transportation Holdings, Inc. Class A	466,390	24,219,633
Landstar System, Inc.	92,160	15,485,645
Saia, Inc. (a)	16,420	3,942,935
TFI International, Inc.	51,090	5,778,279
Werner Enterprises, Inc.	49,013	2,311,453
XPO Logistics, Inc. (a)	100,748	8,756,009
Yellow Corp. (a)	340,768	2,075,277
		79,486,898
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	18,200	723,268
Alta Equipment Group, Inc. (a)	585,956	7,769,777
BlueLinx Corp. (a)(c)	192,025	11,052,959
Boise Cascade Co.	12,934	748,232
Custom Truck One Source, Inc. Class A (a)(c)	544,128	4,663,177
EVI Industries, Inc. (a)(c)	148,989	3,623,412
GATX Corp.	52,570	4,819,618
H&E Equipment Services, Inc.	38,550	1,312,628
Herc Holdings, Inc. (a)	84,810	11,148,275
MRC Global, Inc. (a)	624,777	5,123,171
MSC Industrial Direct Co., Inc. Class A	35,892	3,022,465
SiteOne Landscape Supply, Inc. (a)	62,601	12,526,460
Triton International Ltd.	288,705	15,797,938
United Rentals, Inc. (a)	11,100	3,914,415
Univar, Inc. (a)	73,303	1,730,684
Watsco, Inc.	10,844	3,019,186
WESCO International, Inc. (a)	125,800	14,721,116
		105,716,781
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	24,197	964,250

TOTAL INDUSTRIALS		1,534,710,910

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.4%
Ciena Corp. (a)	58,400	3,336,392
CommScope Holding Co., Inc. (a)	308,161	4,868,944
DZS, Inc. (a)	239,615	3,309,083
F5 Networks, Inc. (a)	17,400	3,542,118
Juniper Networks, Inc.	318,576	9,232,332
Lumentum Holdings, Inc. (a)	90,890	7,874,710
NETGEAR, Inc. (a)	10,052	359,158
Radware Ltd. (a)	123,321	4,227,444
		36,750,181
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	112,168	13,597,005
Avnet, Inc.	319,436	12,924,381
Badger Meter, Inc.	9,608	1,028,921
Belden, Inc.	772,122	44,203,985
Cognex Corp.	245,920	21,793,430
CTS Corp.	10,663	374,058
ePlus, Inc. (a)	47,714	5,163,609
Flex Ltd. (a)	180,501	3,353,709
Identiv, Inc. (a)	576,720	10,242,547
Insight Enterprises, Inc. (a)	76,115	7,831,472
IPG Photonics Corp. (a)	11,835	2,019,998
Jabil, Inc.	199,800	12,343,644
Kimball Electronics, Inc. (a)	8,310	200,853
Littelfuse, Inc.	20,226	5,772,500
Methode Electronics, Inc. Class A	72,400	3,371,668
Napco Security Technolgies, Inc. (a)	3,890	152,216
Novanta, Inc. (a)	50,959	7,807,938
OSI Systems, Inc. (a)	9,700	959,718
Powerfleet, Inc. (a)	926,170	6,594,330
Rogers Corp. (a)	6,163	1,309,083
Sanmina Corp. (a)	184,511	7,284,494
ScanSource, Inc. (a)	80,091	2,849,638
SYNNEX Corp.	134,260	17,060,418
Trimble, Inc. (a)	190,479	17,946,931
TTM Technologies, Inc. (a)	206,100	2,885,400
Vishay Intertechnology, Inc.	248,300	5,455,151
		214,527,097
IT Services - 3.0%
Amdocs Ltd.	152,461	11,744,071
Broadridge Financial Solutions, Inc.	84,279	14,514,529
Cass Information Systems, Inc.	3,949	178,021
Computer Services, Inc.	133,471	7,741,318
Concentrix Corp. (a)	92,621	16,059,555
CSG Systems International, Inc.	10,745	518,016
Digitalocean Holdings, Inc. (a)	62,648	3,864,129
DXC Technology Co. (a)	163,984	6,021,492
Euronet Worldwide, Inc. (a)	243,363	32,423,252
EVERTEC, Inc.	116,763	5,400,289
EVO Payments, Inc. Class A (a)	15,290	388,978
Gartner, Inc. (a)	2,600	802,724
Genpact Ltd.	125,670	6,519,760
GoDaddy, Inc. (a)	12,500	916,375
Hackett Group, Inc.	8,916	174,754
International Money Express, Inc. (a)	771,108	14,065,010
Jack Henry & Associates, Inc.	67,578	11,919,408
Maximus, Inc.	107,450	9,357,821
MoneyGram International, Inc. (a)	1,857,510	16,699,015
MongoDB, Inc. Class A (a)	25,650	10,050,440
Perficient, Inc. (a)	10,890	1,298,306
PFSweb, Inc. (a)	679,885	9,042,471
Rackspace Technology, Inc. (a)(c)	480,521	6,712,878
Shift4 Payments, Inc. (a)	109,055	9,347,104
SolarWinds, Inc.	396,362	6,765,899
The Western Union Co.	154,700	3,347,708
Ttec Holdings, Inc.	39,000	4,112,940
Unisys Corp. (a)	1,211,401	29,328,018
WEX, Inc. (a)	101,401	18,614,182
Wix.com Ltd. (a)	62,735	13,932,189
WNS Holdings Ltd. sponsored ADR (a)	143,072	11,866,392
		283,727,044
Semiconductors & Semiconductor Equipment - 2.4%
Amkor Technology, Inc.	391,000	10,740,770
Brooks Automation, Inc.	23,626	2,007,265
Cirrus Logic, Inc. (a)	18,981	1,588,140
CMC Materials, Inc.	78,489	10,409,211
CyberOptics Corp. (a)	99,618	4,188,937
Diodes, Inc. (a)	31,800	3,079,194
Enphase Energy, Inc. (a)	21,040	3,655,279
Entegris, Inc.	89,372	10,737,152
Himax Technologies, Inc. sponsored ADR (c)	368,330	4,335,244
Impinj, Inc. (a)	12,278	715,685
Kulicke & Soffa Industries, Inc.	121,894	8,555,740
Lattice Semiconductor Corp. (a)	182,346	11,327,334
MACOM Technology Solutions Holdings, Inc. (a)	151,810	9,216,385
MaxLinear, Inc. Class A (a)	170,184	8,888,710
MKS Instruments, Inc.	26,560	3,909,101
Monolithic Power Systems, Inc.	51,028	25,255,288
NVE Corp.	1,586	111,353
ON Semiconductor Corp. (a)	1,616,008	71,686,115
Power Integrations, Inc.	19,815	2,152,702
Semtech Corp. (a)	192,669	13,471,416
SiTime Corp. (a)	22,210	4,727,176
SolarEdge Technologies, Inc. (a)	2,500	724,450
Synaptics, Inc. (a)	41,745	7,922,366
Ultra Clean Holdings, Inc. (a)	113,592	5,252,494
Universal Display Corp.	39,539	8,247,440
		232,904,947
Software - 6.2%
8x8, Inc. (a)	399,394	9,645,365
ACI Worldwide, Inc. (a)	463,557	14,940,442
American Software, Inc. Class A	10,146	257,404
Anaplan, Inc. (a)	16,800	1,007,664
Aspen Technology, Inc. (a)	98,137	12,708,742
Avalara, Inc. (a)	47,723	8,575,823
Avaya Holdings Corp. (a)	535,277	10,796,537
Black Knight, Inc. (a)	181,210	13,712,161
Blackbaud, Inc. (a)	10,700	745,683
CDK Global, Inc.	354,502	14,747,283
Ceridian HCM Holding, Inc. (a)	14,000	1,572,900
ChannelAdvisor Corp. (a)	177,700	4,552,674
CommVault Systems, Inc. (a)	73,830	5,978,015
Cornerstone OnDemand, Inc. (a)	62,969	3,608,124
Couchbase, Inc.	2,633	132,256
Coupa Software, Inc. (a)	8,820	2,159,224
Dolby Laboratories, Inc. Class A	51,020	5,056,592
Domo, Inc. Class B (a)	168,932	15,119,414
Dynatrace, Inc. (a)	243,670	16,747,439
Elastic NV (a)	6,300	1,005,165
Enghouse Systems Ltd.	179,651	8,690,287
Fair Isaac Corp. (a)	8,070	3,710,102
FireEye, Inc. (a)	339,549	6,176,396
Five9, Inc. (a)	28,400	4,493,732
GTY Technology Holdings, Inc. (a)	640,265	4,725,156
Guidewire Software, Inc. (a)	100,198	11,869,455
HubSpot, Inc. (a)	10,017	6,856,336
InterDigital, Inc.	81,579	5,882,662
j2 Global, Inc. (a)	693,725	95,525,933
Kaleyra, Inc. (a)	477,132	5,863,952
LivePerson, Inc. (a)	92,360	5,920,276
Manhattan Associates, Inc. (a)	72,743	11,856,382
Microsoft Corp.	17,230	5,201,392
Mimecast Ltd. (a)	397,961	27,781,657
Momentive Global, Inc. (a)	545,440	10,696,078
Monday.com Ltd. (c)	10,237	3,883,508
N-able, Inc. (a)	598,872	8,102,738
nCino, Inc. (a)	95,370	5,913,894
New Relic, Inc. (a)	161,722	12,932,908
NortonLifeLock, Inc.	32,300	857,888
Nuance Communications, Inc. (a)	237,434	13,070,742
Paylocity Holding Corp. (a)	12,378	3,332,158
Proofpoint, Inc. (a)	158,075	27,821,200
PTC, Inc. (a)	184,893	24,343,012
Q2 Holdings, Inc. (a)	183,181	16,136,414
Qualys, Inc. (a)	45,718	5,366,379
Rimini Street, Inc. (a)	411,411	3,928,975
RingCentral, Inc. (a)	33,020	8,329,625
Smartsheet, Inc. (a)	203,723	16,210,239
SS&C Technologies Holdings, Inc.	227,929	17,245,108
Sumo Logic, Inc.	289,824	6,042,830
Synchronoss Technologies, Inc. (a)	484,954	1,285,128
Tenable Holdings, Inc. (a)	162,041	7,189,759
The Trade Desk, Inc. (a)	39,601	3,170,060
Tyler Technologies, Inc. (a)	26,080	12,667,056
Varonis Systems, Inc. (a)	197,210	13,609,462
Vonage Holdings Corp. (a)	285,901	4,031,204
Workiva, Inc. (a)	4,800	673,296
Zendesk, Inc. (a)	75,110	9,283,596
		583,745,882
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	245,640	6,339,968
Diebold Nixdorf, Inc. (a)	1,568,110	17,061,037
NCR Corp. (a)	605,608	25,726,228
NetApp, Inc.	45,738	4,067,480
Seagate Technology Holdings PLC	93,300	8,172,147
Western Digital Corp. (a)	56,184	3,550,829
Xerox Holdings Corp.	164,201	3,696,165
		68,613,854

TOTAL INFORMATION TECHNOLOGY		1,420,269,005

MATERIALS - 3.9%
Chemicals - 1.3%
Axalta Coating Systems Ltd. (a)	652,014	19,912,508
Balchem Corp.	10,692	1,501,371
Cabot Corp.	95,800	5,115,720
Chase Corp.	2,427	277,892
Eastman Chemical Co.	25,900	2,930,844
Ecovyst, Inc.	166,407	2,164,955
Element Solutions, Inc.	33,700	766,001
FMC Corp.	27,911	2,613,307
GCP Applied Technologies, Inc. (a)	248,547	5,925,360
Huntsman Corp.	338,798	8,954,431
Ingevity Corp. (a)	152,854	12,287,933
Innospec, Inc.	67,994	6,364,238
Minerals Technologies, Inc.	37,719	2,966,222
NewMarket Corp.	2,413	843,898
Olin Corp.	30,414	1,515,834
Orion Engineered Carbons SA (a)	308,636	5,453,598
RPM International, Inc.	42,920	3,531,887
Sensient Technologies Corp.	13,979	1,214,076
The Chemours Co. LLC	183,400	6,145,734
The Mosaic Co.	138,300	4,450,494
Tredegar Corp.	8,447	112,176
Trinseo SA	183,731	9,541,151
Tronox Holdings PLC	287,546	6,075,847
Valvoline, Inc.	418,258	12,614,661
		123,280,138
Construction Materials - 0.0%
Eagle Materials, Inc.	13,837	2,170,195
Summit Materials, Inc. (a)	36,900	1,242,423
		3,412,618
Containers & Packaging - 1.9%
Aptargroup, Inc.	145,507	19,614,344
Berry Global Group, Inc. (a)	676,501	45,440,572
CCL Industries, Inc. Class B	303,755	17,339,544
Crown Holdings, Inc.	118,945	13,058,972
Graphic Packaging Holding Co.	1,006,305	20,649,379
Greif, Inc. Class A	139,208	8,814,651
O-I Glass, Inc. (a)	222,299	3,363,384
Pactiv Evergreen, Inc.	395,862	5,443,103
Ranpak Holdings Corp. (A Shares) (a)	388,378	11,923,205
Sealed Air Corp.	193,609	11,815,957
Silgan Holdings, Inc.	174,000	7,382,820
Sonoco Products Co.	33,142	2,164,173
WestRock Co.	211,381	11,000,267
		178,010,371
Metals & Mining - 0.5%
Arconic Corp. (a)	36,530	1,259,920
Carpenter Technology Corp.	263,065	8,773,218
Commercial Metals Co.	263,520	8,596,022
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Reliance Steel & Aluminum Co.	146,553	21,988,812
Royal Gold, Inc.	21,645	2,409,738
Steel Dynamics, Inc.	99,900	6,742,251
Worthington Industries, Inc.	11,364	658,544
		50,428,510
Paper & Forest Products - 0.2%
Domtar Corp. (a)	37,868	2,076,302
Louisiana-Pacific Corp.	10,400	659,776
Neenah, Inc.	5,565	280,420
Resolute Forest Products	210,100	2,573,725
Schweitzer-Mauduit International, Inc.	142,263	5,444,405
West Fraser Timber Co. Ltd.	90,472	6,979,010
		18,013,638

TOTAL MATERIALS		373,145,275

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Campus Communities, Inc.	313,636	15,948,391
Americold Realty Trust	50,995	1,873,556
Brandywine Realty Trust (SBI)	338,200	4,694,216
Brixmor Property Group, Inc.	313,300	7,346,885
Broadstone Net Lease, Inc.	278,320	7,625,968
Camden Property Trust (SBI)	81,413	12,215,207
City Office REIT, Inc.	286,467	4,574,878
CorEnergy Infrastructure Trust, Inc.	84,100	405,362
CoreSite Realty Corp.	21,811	3,236,098
Cousins Properties, Inc.	419,576	16,178,851
CubeSmart	489,581	26,192,584
CyrusOne, Inc.	14,200	1,093,116
DiamondRock Hospitality Co. (a)	394,700	3,568,088
Diversified Healthcare Trust (SBI)	104,200	390,750
EastGroup Properties, Inc.	76,531	13,795,478
Franklin Street Properties Corp.	275,093	1,320,446
Gaming & Leisure Properties	54,800	2,701,640
Global Net Lease, Inc.	190,184	3,233,128
Industrial Logistics Properties Trust	136,179	3,735,390
Lexington Corporate Properties Trust	81,500	1,102,695
MGM Growth Properties LLC	268,790	11,144,033
Mid-America Apartment Communities, Inc.	71,357	13,726,946
National Retail Properties, Inc.	271,019	12,903,215
Office Properties Income Trust	132,285	3,509,521
Omega Healthcare Investors, Inc.	192,800	6,464,584
Outfront Media, Inc.	492,533	12,195,117
Physicians Realty Trust	630,119	11,663,503
Piedmont Office Realty Trust, Inc. Class A	383,800	6,839,316
Plymouth Industrial REIT, Inc.	37,700	888,212
Preferred Apartment Communities, Inc. Class A	193,740	2,417,875
Retail Value, Inc.	40,565	1,014,125
RLJ Lodging Trust	538,176	7,765,880
Sabra Health Care REIT, Inc.	317,800	5,084,800
Safehold, Inc.	51,696	4,632,479
Service Properties Trust	254,722	2,911,472
Spirit Realty Capital, Inc.	55,289	2,862,312
Stag Industrial, Inc.	288,295	12,180,464
Summit Hotel Properties, Inc. (a)	198,800	1,852,816
Tanger Factory Outlet Centers, Inc. (c)	158,900	2,656,808
Uniti Group, Inc.	288,500	3,770,695
Urstadt Biddle Properties, Inc. Class A	106,749	2,036,771
		259,753,671
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	564,163	10,233,917
Howard Hughes Corp. (a)	9,300	841,929
Jones Lang LaSalle, Inc. (a)	9,901	2,400,299
Newmark Group, Inc.	203,111	2,766,372
Opendoor Technologies, Inc. (a)(c)	20,600	365,238
Rafael Holdings, Inc. (a)	46,526	1,947,113
Realogy Holdings Corp. (a)	138,227	2,425,884
		20,980,752

TOTAL REAL ESTATE		280,734,423

UTILITIES - 1.0%
Electric Utilities - 0.4%
IDACORP, Inc.	132,361	13,944,231
NRG Energy, Inc.	220,200	10,056,534
OGE Energy Corp.	68,390	2,421,690
Pinnacle West Capital Corp.	71,899	5,529,033
		31,951,488
Gas Utilities - 0.3%
Atmos Energy Corp.	125,930	12,279,434
National Fuel Gas Co.	107,300	5,559,213
South Jersey Industries, Inc.	22,100	548,301
Southwest Gas Corp.	106,892	7,515,577
UGI Corp.	123,200	5,705,392
		31,607,917
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	11,500	503,815
Sunnova Energy International, Inc. (a)	12,900	466,980
The AES Corp.	142,388	3,398,802
Vistra Corp.	770,263	14,704,321
		19,073,918
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	108,671	2,726,555
MDU Resources Group, Inc.	281,100	9,042,987
		11,769,542

TOTAL UTILITIES		94,402,865

TOTAL COMMON STOCKS
(Cost $5,068,339,142)		7,763,147,102

Equity Funds - 15.7%
Mid-Cap Blend Funds - 1.2%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	6,722,332	113,204,066
Sector Funds - 1.1%
Fidelity SAI Real Estate Index Fund (e)	7,253,200	97,483,008
Small Blend Funds - 9.2%
Fidelity Small Cap Discovery Fund (e)	2,202,074	66,590,722
Fidelity Small Cap Index Fund (e)	23,209,374	669,822,518
PIMCO StocksPLUS Small Fund Institutional Class	5,722,963	67,359,273
Vulcan Value Partners Small Cap Fund	2,642,673	70,506,512

TOTAL SMALL BLEND FUNDS		874,279,025

Small Growth Funds - 4.2%
Fidelity Advisor Small Cap Growth Fund - Class Z (e)	4,389,109	173,764,825
T. Rowe Price Institutional Small-Cap Stock Fund	6,303,055	223,254,207

TOTAL SMALL GROWTH FUNDS		397,019,032

TOTAL EQUITY FUNDS
(Cost $1,080,241,830)		1,481,985,131

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.06% (f)	2,764,932	2,765,485
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	72,961,423	72,968,719
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (h)	216,850,530	216,850,530
TOTAL MONEY MARKET FUNDS
(Cost $292,584,733)		292,584,734
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $6,441,165,705)		9,537,716,967
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(63,440,090)
NET ASSETS - 100%		$9,474,276,877

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Sept. 2021	$340,680	$7,928	$7,928
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sept. 2021	825,600	12,232	12,232
TOTAL FUTURES CONTRACTS					$20,160

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,890,699 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,282,550	$52,920,253	$52,437,319	$610	$--	$1	$2,765,485	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	94,022,136	411,760,138	432,813,555	695,990	--	--	72,968,719	0.2%
Total	$96,304,686	$464,680,391	$485,250,874	$696,600	$--	$1	$75,734,204

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Small Cap Growth Fund - Class Z	$--	$--	$--	$--	$--	$21,820,209	$173,764,825
Fidelity SAI Real Estate Index Fund	78,038,248	7,253	--	7,253	--	19,437,507	97,483,008
Fidelity SAI Small-Mid Cap 500 Index Fund	20,199,891	88,311,697	--	--	--	4,692,478	113,204,066
Fidelity Small Cap Discovery Fund	57,016,149	1,906,237	--	1,906,237	--	7,668,336	66,590,722
Fidelity Small Cap Growth Fund	92,619,147	69,221,471	--	--	--	(9,896,002)	--
Fidelity Small Cap Index Fund	519,600,894	445,945,776	316,416,058	1,450,142	(1,164,810)	21,856,716	669,822,518
Total	$767,474,329	$605,392,434	$316,416,058	$3,363,632	$(1,164,810)	$65,579,244	$1,120,865,139

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$156,443,945	$156,443,945	$--	$--
Consumer Discretionary	1,246,541,105	1,246,541,105	--	--
Consumer Staples	309,501,077	309,370,635	130,442	--
Energy	187,077,589	187,077,589	--	--
Financials	1,147,752,376	1,147,752,376	--	--
Health Care	1,012,568,532	1,012,568,532	--	--
Industrials	1,534,710,910	1,534,710,910	--	--
Information Technology	1,420,269,005	1,420,269,005	--	--
Materials	373,145,275	373,145,270	--	5
Real Estate	280,734,423	280,734,423	--	--
Utilities	94,402,865	94,402,865	--	--
Equity Funds	1,481,985,131	1,481,985,131	--	--
Money Market Funds	292,584,734	292,584,734	--	--
Total Investments in Securities:	$9,537,716,967	$9,537,586,520	$130,442	$5
Derivative Instruments:
Assets
Futures Contracts	$20,160	$20,160	$--	$--
Total Assets	$20,160	$20,160	$--	$--
Total Derivative Instruments:	$20,160	$20,160	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$20,160	$0
Total Equity Risk	20,160	0
Total Value of Derivatives	$20,160	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $70,451,482) — See accompanying schedule: Unaffiliated issuers (cost $5,522,233,253)	$8,341,117,624
Fidelity Central Funds (cost $75,734,203)	75,734,204
Other affiliated issuers (cost $843,198,249)	1,120,865,139
Total Investment in Securities (cost $6,441,165,705)		$9,537,716,967
Segregated cash with brokers for derivative instruments		60,000
Cash		1,724,504
Foreign currency held at value (cost $71,766)		71,343
Receivable for investments sold		16,681,493
Receivable for fund shares sold		3,958,596
Dividends receivable		5,006,265
Interest receivable		3,905
Distributions receivable from Fidelity Central Funds		75,931
Prepaid expenses		16,027
Other receivables		127,796
Total assets		9,565,442,827
Liabilities
Payable for investments purchased	$12,328,140
Payable for fund shares redeemed	2,974,783
Accrued management fee	2,687,694
Payable for daily variation margin on futures contracts	1,410
Other payables and accrued expenses	212,637
Collateral on securities loaned	72,961,286
Total liabilities		91,165,950
Net Assets		$9,474,276,877
Net Assets consist of:
Paid in capital		$5,691,940,006
Total accumulated earnings (loss)		3,782,336,871
Net Assets		$9,474,276,877
Net Asset Value, offering price and redemption price per share ($9,474,276,877 ÷ 509,511,215 shares)		$18.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$64,833,462
Affiliated issuers		1,308,116
Interest		18,827
Income from Fidelity Central Funds (including $695,990 from security lending)		696,600
Total income		66,857,005
Expenses
Management fee	$28,181,849
Custodian fees and expenses	81,201
Independent trustees' fees and expenses	35,849
Registration fees	82,059
Audit	57,034
Legal	17,585
Interest	3,331
Miscellaneous	26,718
Total expenses before reductions	28,485,626
Expense reductions	(11,793,993)
Total expenses after reductions		16,691,633
Net investment income (loss)		50,165,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	690,960,783
Affiliated issuers	(1,164,810)
Foreign currency transactions	(59,429)
Futures contracts	83,653
Capital gain distributions from underlying funds:
Affiliated issuers	2,055,516
Total net realized gain (loss)		691,875,713
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	101,884,915
Fidelity Central Funds	1
Other affiliated issuers	65,579,244
Assets and liabilities in foreign currencies	(932)
Futures contracts	(26,622)
Total change in net unrealized appreciation (depreciation)		167,436,606
Net gain (loss)		859,312,319
Net increase (decrease) in net assets resulting from operations		$909,477,691

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,165,372	$78,405,728
Net realized gain (loss)	691,875,713	771,988,328
Change in net unrealized appreciation (depreciation)	167,436,606	2,404,171,930
Net increase (decrease) in net assets resulting from operations	909,477,691	3,254,565,986
Distributions to shareholders	(636,463,343)	(310,122,671)
Share transactions
Proceeds from sales of shares	596,228,990	2,503,074,522
Reinvestment of distributions	626,546,281	305,086,757
Cost of shares redeemed	(1,047,763,054)	(3,701,700,613)
Net increase (decrease) in net assets resulting from share transactions	175,012,217	(893,539,334)
Total increase (decrease) in net assets	448,026,565	2,050,903,981
Net Assets
Beginning of period	9,026,250,312	6,975,346,331
End of period	$9,474,276,877	$9,026,250,312
Other Information
Shares
Sold	32,646,996	204,122,349
Issued in reinvestment of distributions	35,258,654	22,955,068
Redeemed	(57,689,054)	(269,628,288)
Net increase (decrease)	10,216,596	(42,550,871)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Small-Mid Cap Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$12.87	$13.62	$14.86	$14.19	$11.12
Income from Investment Operations
Net investment income (loss)B	.10	.14	.13	.11	.08	.05
Net realized and unrealized gain (loss)	1.68	5.63	(.41)	.11	1.88	3.29
Total from investment operations	1.78	5.77	(.28)	.22	1.96	3.34
Distributions from net investment income	(.01)	(.16)	(.13)	(.11)	(.07)	(.04)
Distributions from net realized gain	(1.26)	(.40)	(.34)	(1.35)	(1.22)	(.22)
Total distributions	(1.27)	(.56)	(.47)	(1.46)	(1.29)	(.27)C
Net asset value, end of period	$18.59	$18.08	$12.87	$13.62	$14.86	$14.19
Total ReturnD,E	10.18%	46.31%	(2.40)%	2.64%	14.04%	30.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.62%	.65%	.73%	.85%	.87%
Expenses net of fee waivers, if any	.35%H	.37%	.40%	.48%	.60%	.62%
Expenses net of all reductions	.35%H	.37%	.40%	.48%	.60%	.62%
Net investment income (loss)	1.06%H	1.02%	.96%	.77%	.53%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$9,474,277	$9,026,250	$6,975,346	$8,081,562	$7,503,132	$7,048,707
Portfolio turnover rateI	53%H	104%	67%	82%	75%	82%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Small-Mid Cap Fund	$120,530

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,234,184,115
Gross unrealized depreciation	(177,013,273)
Net unrealized appreciation (depreciation)	$3,057,170,842
Tax cost	$6,480,566,285

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Small-Mid Cap Fund	2,438,923,268	2,871,207,774

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), Boston Partners Global Investors, Inc., FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, Rice Hall James & Associates, LLC, River Road Asset Management LLC and Victory Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Small-Mid Cap Fund	$683

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Small-Mid Cap Fund	2,374,117	1,627,836

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Small-Mid Cap Fund	$8,440

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Strategic Advisers Small-Mid Cap Fund	$52,590,750.57%		$3,331

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $11,784,534.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $9,459 for the period.

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	13%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Strategic Advisers Small-Mid Cap Fund	.35%
Actual		$1,000.00	$1,101.80	$1.85
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers Small-Mid Cap Fund

In June 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for the investment mandate in the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), LSV Asset Management (Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its September 2020 meeting. The Board considered the detailed information provided by Strategic Advisers and the Sub-Adviser in the June 2021 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2020 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that the Amended Sub-Advisory Agreement will or has the potential to result in a decrease in the total management fees of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the Sub-Adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under the Amended Sub-Advisory Agreement.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under the Amended Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SMC-SANN-1021
1.912859.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021